UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07175

Name of Registrant:	Vanguard Tax-Managed Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:  December 31

Date of reporting period: January 1, 2018—December 31, 2018

Item 1: Reports to Shareholders

Annual Report | December 31, 2018 Vanguard Tax-Managed Funds

Vanguard Tax-Managed Balanced Fund

Vanguard Tax-Managed Capital Appreciation Fund

Vanguard Tax-Managed Small-Cap Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

A Note From Our CEO	1
Your Fund’s Performance at a Glance	2
About Your Fund’s Expenses	3
Tax-Managed Balanced Fund	5
Tax-Managed Capital Appreciation Fund	88
Tax-Managed Small-Cap Fund	108

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

A Note From Our CEO

Tim Buckley

Chairman and Chief Executive Officer

Dear Shareholder,

Over the years, I’ve found that prudent investors exhibit a common trait: discipline. No matter how the markets move or what new investing fad hits the headlines, those who stay focused on their goals and tune out the noise are set up for long-term success.

The prime gateway to investing is saving, and you don’t usually become a saver without a healthy dose of discipline. Savers make the decision to sock away part of their income, which means spending less and delaying gratification, no matter how difficult that may be.

Of course, disciplined investing extends beyond diligent saving. The financial markets, in the short term especially, are unpredictable; I have yet to meet the investor who can time them perfectly. It takes discipline to resist the urge to go all-in when markets are frothy or to retreat when things look bleak.

Staying put with your investments is one strategy for handling volatility. Another, rebalancing, requires even more discipline because it means steering your money away from strong performers and toward poorer performers.

Patience—a form of discipline—is also the friend of long-term investors. Higher returns are the potential reward for weathering the market’s turbulence and uncertainty.

It’s important to be prepared for that turbulence, whenever it appears. Don’t panic. Don’t chase returns or look for answers outside the asset classes you trust. And be sure to rebalance periodically, even when there’s turmoil.

Whether you’re a master of self-control, get a boost from technology, or work with a professional advisor, know that discipline is necessary to get the most out of your investment portfolio. And know that Vanguard is with you for the entire ride.

Thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley

Chairman and Chief Executive Officer

January 17, 2019

Your Fund’s Performance at a Glance

•     U.S. stocks declined over the 12 months ended December 31, 2018, ending a nine-calendar-year run of gains. Investors were shaken late in the year by concerns about economic growth, U.S. monetary policy, and political uncertainty, including over a partial U.S. government shutdown, U.S.–China trade tensions, and Brexit negotiations.

•     For the period, returns for the Vanguard Tax-Managed Funds ranged from –1.43% for Vanguard Tax-Managed Balanced Fund to –8.62% for Vanguard Tax-Managed Small-Cap Fund. The –4.97% return of Vanguard Tax-Managed Capital Appreciation Fund fell in between. (Returns cited are for Admiral Shares.)

•     All three funds performed in line with their benchmark indexes.

•     The municipal bond market, as measured by the Bloomberg Barclays 1–15 Year Municipal Bond Index, returned 1.58% for the 12 months. Municipal bonds make up about half the Balanced Fund’s assets.

Market Barometer
	Average Annual Total Returns
	Periods Ended December 31, 2018
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	-4.78%	9.09%	8.21%
Russell 2000 Index (Small-caps)	-11.01	7.36	4.41
Russell 3000 Index (Broad U.S. market)	-5.24	8.97	7.91
FTSE All-World ex US Index (International)	-14.13	4.58	1.05

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	0.01%	2.06%	2.52%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	1.28	2.30	3.82
FTSE Three-Month U.S. Treasury Bill Index	1.86	0.98	0.59

CPI
Consumer Price Index	1.91%	2.03%	1.51%

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•     Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended December 31, 2018
	Beginning Account Value 6/30/2018	Ending Account Value 12/31/2018	Expenses Paid During Period
Based on Actual Fund Return
Tax-Managed Balanced Fund	$1,000.00	$972.54	$0.45
Tax-Managed Capital Appreciation Fund
Admiral™ Shares	$1,000.00	$924.92	$0.44
Institutional Shares	1,000.00	925.10	0.29
Tax-Managed Small-Cap Fund
Admiral Shares	$1,000.00	$836.30	$0.42
Institutional Shares	1,000.00	836.52	0.28
Based on Hypothetical 5% Yearly Return
Tax-Managed Balanced Fund	$1,000.00	$1,024.75	$0.46
Tax-Managed Capital Appreciation Fund
Admiral Shares	$1,000.00	$1,024.75	$0.46
Institutional Shares	1,000.00	1,024.90	0.31
Tax-Managed Small-Cap Fund
Admiral Shares	$1,000.00	$1,024.75	$0.46
Institutional Shares	1,000.00	1,024.90	0.31

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Tax-Managed Balanced Fund, 0.09%; for the Tax-Managed Capital Appreciation Fund, 0.09% for Admiral Shares and 0.06% for Institutional Shares; and for the Tax-Managed Small-Cap Fund, 0.09% for Admiral Shares and 0.06% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

Tax-Managed Balanced Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2008, Through December 31, 2018

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2018
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Tax-Managed Balanced Fund	-1.43%	5.74%	8.70%	$23,026
Tax-Managed Balanced Composite Index	-1.29	5.82	8.89	23,438
Bloomberg Barclays Municipal Bond Index	1.28	3.82	4.85	16,060
Dow Jones U.S. Total Stock Market Float Adjusted Index	-5.30	7.86	13.22	34,625

Tax-Managed Balanced Composite Index: Weighted 50% Russell 1000 Index and 50% Bloomberg Barclays 7 Year Municipal Bond Index through January 31, 2002, and 50% Russell 1000 Index and 50% Bloomberg Barclays 1–15 Year Municipal Bond Index thereafter.

See Financial Highlights for dividend and capital gains information.

Tax-Managed Balanced Fund

Portfolio Allocation

As of December 31, 2018

Equity Exposure

Consumer Discretionary	14.3%
Consumer Staples	6.3
Energy	5.1
Financial Services	20.3
Health Care	14.4
Materials & Processing	3.3
Other	0.0
Producer Durables	10.1
Technology	20.7
Utilities	5.5

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Russell Global Sectors (“RGS”), except for the “Other” category (if applicable), which includes securities that have not been provided a RGS classification as of the effective reporting period.

Fixed Income Exposure

New York	6.7%
Texas	5.7
California	5.2
Illinois	3.0
Pennsylvania	2.7
Florida	2.6
Maryland	1.6
New Jersey	1.6
Ohio	1.6
Georgia	1.4
Top Ten	32.1%

The table excludes any fixed income futures contracts.

Tax-Managed Balanced Fund

Financial Statements

Statement of Net Assets

As of December 31, 2018

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (48.1%)[1]
Consumer Discretionary (6.9%)
*	Amazon.com Inc.	36,564	54,918
	Home Depot Inc.	102,199	17,560
	Walt Disney Co.	130,166	14,273
	Comcast Corp. Class A	398,889	13,582
	McDonald’s Corp.	68,274	12,123
	Walmart Inc.	129,349	12,049
*	Netflix Inc.	36,567	9,788
	NIKE Inc. Class B	110,228	8,172
	Costco Wholesale Corp.	37,193	7,577
	Starbucks Corp.	107,823	6,944
*	Booking Holdings Inc.	3,996	6,883
	Lowe’s Cos. Inc.	69,297	6,400
	TJX Cos. Inc.	101,872	4,558
*	Charter Communications Inc. Class A	14,541	4,144
*	Tesla Inc.	12,335	4,105
	Twenty-First Century Fox Inc. Class A	85,251	4,102
	General Motors Co.	105,600	3,532
*	Dollar Tree Inc.	36,234	3,273
*	O’Reilly Automotive Inc.	8,852	3,048
	Marriott International Inc. Class A	27,645	3,001
	Target Corp.	41,967	2,774
*	eBay Inc.	97,361	2,733
	Ross Stores Inc.	32,367	2,693
*	AutoZone Inc.	3,166	2,654
	Dollar General Corp.	21,792	2,355
	Ford Motor Co.	301,100	2,303
	Estee Lauder Cos. Inc. Class A	17,690	2,301
	Yum! Brands Inc.	23,605	2,170
	Domino’s Pizza Inc.	8,213	2,037
	VF Corp.	26,400	1,883
*	Live Nation Entertainment Inc.	36,660	1,805
	CBS Corp. Class B	41,216	1,802
*	NVR Inc.	702	1,711
	Twenty-First Century Fox Inc.	35,700	1,706
*	Lululemon Athletica Inc.	13,633	1,658
*	Sirius XM Holdings Inc.	274,776	1,569
*	LKQ Corp.	64,985	1,542
*	Ulta Beauty Inc.	6,136	1,502
	Las Vegas Sands Corp.	28,700	1,494
	Royal Caribbean Cruises Ltd.	15,032	1,470
*	Madison Square Garden Co. Class A	5,455	1,460
	Hilton Worldwide Holdings Inc.	19,234	1,381
	Carnival Corp.	27,950	1,378
	MGM Resorts International	52,646	1,277
	Expedia Group Inc.	11,176	1,259
	DR Horton Inc.	34,933	1,211
	Lear Corp.	9,633	1,184
*	Mohawk Industries Inc.	10,016	1,171
	Yum China Holdings Inc.	34,065	1,142
*	WABCO Holdings Inc.	10,448	1,121
	Service Corp. International	26,808	1,079
	Omnicom Group Inc.	14,479	1,060
	Aptiv plc	17,093	1,052
	Tractor Supply Co.	12,514	1,044
*	Visteon Corp.	16,649	1,004
*	ServiceMaster Global Holdings Inc.	27,158	998
	Advance Auto Parts Inc.	6,304	993
	Gentex Corp.	46,360	937
*	Liberty Media Corp-Liberty SiriusXM Class C	25,005	925
*	CarMax Inc.	14,734	924
	Lennar Corp. Class A	22,169	868
	Dunkin’ Brands Group Inc.	13,333	855
*	Norwegian Cruise Line Holdings Ltd.	20,099	852
	Genuine Parts Co.	8,703	836
	Tapestry Inc.	24,420	824

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
*	Liberty Media Corp-Liberty SiriusXM Class A	22,216	818
	News Corp. Class A	71,840	815
	Best Buy Co. Inc.	15,300	810
	Wendy’s Co.	51,618	806
	PVH Corp.	8,403	781
	Kohl’s Corp.	11,385	755
	Wynn Resorts Ltd.	7,591	751
*	Bright Horizons Family Solutions Inc.	6,390	712
	Darden Restaurants Inc.	7,080	707
	Fortune Brands Home & Security Inc.	18,483	702
	Newell Brands Inc.	35,513	660
*	TripAdvisor Inc.	12,195	658
*	Chipotle Mexican Grill Inc. Class A	1,519	656
*	Liberty Broadband Corp.	8,992	648
*	Discovery Communications Inc.	26,958	622
*	Liberty Expedia Holdings Inc. Class A	15,603	610
	Thor Industries Inc.	11,733	610
	Macy’s Inc.	20,100	599
	AMERCO	1,804	592
*	Burlington Stores Inc.	3,517	572
	Vail Resorts Inc.	2,700	569
*	Hilton Grand Vacations Inc.	21,558	569
*	Under Armour Inc. Class A	31,760	561
	Tiffany & Co.	6,700	539
*	Liberty Broadband Corp. Class A	7,384	530
	Wyndham Hotels & Resorts Inc.	11,225	509
*	Liberty Media Corp-Liberty Formula One	16,491	506
*	GCI Liberty Inc. Class A	11,360	468
*	Qurate Retail Group Inc. QVC Group Class A	23,423	457
	Hasbro Inc.	5,400	439
	Viacom Inc. Class B	17,024	438
	L Brands Inc.	16,900	434
	Gap Inc.	16,771	432
	John Wiley & Sons Inc. Class A	9,018	424
	Harley-Davidson Inc.	12,290	419
*	AutoNation Inc.	11,211	400
*	Under Armour Inc.	24,748	400
	Polaris Industries Inc.	5,200	399
	Lions Gate Entertainment Corp. Class B	25,277	376
*	DISH Network Corp. Class A	14,505	362
*	frontdoor Inc.	13,579	361
	Nielsen Holdings plc	14,928	348
	Hanesbrands Inc.	27,600	346
*	Urban Outfitters Inc.	10,257	341
	Interpublic Group of Cos. Inc.	15,783	326
*	Capri Holdings Ltd.	8,446	320
	Ralph Lauren Corp. Class A	3,073	318
	BorgWarner Inc.	8,952	311
	Hyatt Hotels Corp. Class A	4,521	306
*	Mattel Inc.	29,845	298
	Aramark	9,398	272
*	Wayfair Inc.	3,003	271
	Foot Locker Inc.	4,900	261
*	Grand Canyon Education Inc.	2,711	261
	Whirlpool Corp.	2,408	257
*	Sally Beauty Holdings Inc.	14,853	253
	Nordstrom Inc.	5,400	252
*	AMC Networks Inc. Class A	4,574	251
*	Murphy USA Inc.	3,205	246
	Dillard’s Inc. Class A	3,953	238
	Garmin Ltd.	3,700	234
*	Liberty Media Corp-Liberty Formula One Class A	7,814	232
	Brinker International Inc.	5,137	226
*	Skechers U.S.A. Inc. Class A	9,179	210
	Williams-Sonoma Inc.	4,000	202
*	Tempur Sealy International Inc.	4,665	193
*	Fitbit Inc. Class A	37,908	188
	PulteGroup Inc.	7,000	182
*	Floor & Decor Holdings Inc. Class A	6,974	181
	KAR Auction Services Inc.	3,700	177
*	2U Inc.	3,296	164
*	Michaels Cos. Inc.	12,033	163
	Lions Gate Entertainment Corp. Class A	10,046	162
	Coty Inc. Class A	19,362	127
	Goodyear Tire & Rubber Co.	5,972	122
	Pool Corp.	800	119
*	Discovery Communications Inc. Class A	3,841	95
*	Pandora Media Inc.	11,184	90
	Penske Automotive Group Inc.	2,200	89
*	Vista Outdoor Inc.	7,611	86
	Adient plc	5,647	85
	Leggett & Platt Inc.	2,300	82
	Toll Brothers Inc.	2,401	79
*	Avis Budget Group Inc.	3,466	78
*	Caesars Entertainment Corp.	11,000	75
*	Garrett Motion Inc.	5,413	67
	H&R Block Inc.	2,600	66
*	Hertz Global Holdings Inc.	3,462	47
	Lennar Corp. Class B	1,151	36

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	Carter’s Inc.	400	33
	Brunswick Corp.	400	19
*	Dropbox Inc. Class A	462	9
	Entercom Communications Corp. Class A	171	1
			299,900
Consumer Staples (3.0%)
	Procter & Gamble Co.	228,656	21,018
	Coca-Cola Co.	340,064	16,102
	PepsiCo Inc.	124,264	13,729
	Philip Morris International Inc.	145,949	9,744
	Altria Group Inc.	178,880	8,835
	CVS Health Corp.	115,996	7,600
	Mondelez International Inc. Class A	118,037	4,725
	Walgreens Boots Alliance Inc.	68,678	4,693
	Colgate-Palmolive Co.	71,470	4,254
*	Monster Beverage Corp.	73,396	3,613
	Kimberly-Clark Corp.	27,721	3,158
*	Herbalife Nutrition Ltd.	40,994	2,417
	Sysco Corp.	36,397	2,281
	Kraft Heinz Co.	52,359	2,254
	Constellation Brands Inc. Class A	12,436	2,000
	General Mills Inc.	46,714	1,819
	McCormick & Co. Inc.	12,780	1,779
	Church & Dwight Co. Inc.	25,710	1,691
	Archer-Daniels-Midland Co.	40,473	1,658
	Kroger Co.	58,600	1,611
*	US Foods Holding Corp.	49,882	1,578
	Clorox Co.	10,000	1,541
	Tyson Foods Inc. Class A	27,013	1,442
	Hershey Co.	13,200	1,415
	Brown-Forman Corp. Class B	28,063	1,335
	Hormel Foods Corp.	30,684	1,310
*	Post Holdings Inc.	12,502	1,114
	JM Smucker Co.	9,651	902
	Kellogg Co.	15,275	871
	Ingredion Inc.	9,319	852
	Molson Coors Brewing Co. Class B	14,200	797
	Conagra Brands Inc.	30,024	641
	Lamb Weston Holdings Inc.	7,600	559
*	Sprouts Farmers Market Inc.	23,225	546
	Keurig Dr Pepper Inc.	16,512	423
	Bunge Ltd.	7,914	423
*	Pilgrim’s Pride Corp.	20,390	316
	Energizer Holdings Inc.	6,965	314
*	TreeHouse Foods Inc.	5,369	272
*	Campbell Soup Co.	6,200	205
	Spectrum Brands Holdings Inc.	3,200	135
*	Hain Celestial Group Inc.	6,100	97
	Flowers Foods Inc.	4,800	89
*	Edgewell Personal Care Co.	1,441	54
	Casey’s General Stores Inc.	200	26
			132,238
Energy (2.4%)
	Exxon Mobil Corp.	387,115	26,397
	Chevron Corp.	175,232	19,064
	ConocoPhillips	96,912	6,042
	Schlumberger Ltd.	123,567	4,458
	EOG Resources Inc.	47,356	4,130
	Occidental Petroleum Corp.	66,066	4,055
	Marathon Petroleum Corp.	57,171	3,374
	Phillips 66	34,675	2,987
	Valero Energy Corp.	36,500	2,736
*	Concho Resources Inc.	23,594	2,425
	Kinder Morgan Inc.	152,900	2,352
	Pioneer Natural Resources Co.	17,381	2,286
	Williams Cos. Inc.	98,560	2,173
	Diamondback Energy Inc.	21,019	1,948
	Halliburton Co.	63,425	1,686
	Anadarko Petroleum Corp.	37,492	1,644
	ONEOK Inc.	29,384	1,585
*	Cheniere Energy Inc.	24,543	1,453
*	Continental Resources Inc.	31,835	1,279
*	Transocean Ltd.	140,144	973
	Marathon Oil Corp.	57,682	827
	Cabot Oil & Gas Corp.	31,004	693
	Hess Corp.	16,730	678
	Devon Energy Corp.	29,554	666
	Baker Hughes a GE Co. Class A	30,650	659
	HollyFrontier Corp.	12,392	634
	Cimarex Energy Co.	9,876	609
	Apache Corp.	21,238	558
	National Oilwell Varco Inc.	21,529	553
	Noble Energy Inc.	28,498	535
*	Newfield Exploration Co.	36,054	529
	Targa Resources Corp.	13,400	483
	Helmerich & Payne Inc.	7,915	379
*	WPX Energy Inc.	33,156	376
*	Parsley Energy Inc. Class A	22,957	367
*	CNX Resources Corp.	29,651	339
	EQT Corp.	17,576	332
	Valvoline Inc.	17,015	329
*	Antero Resources Corp.	32,958	309
	Patterson-UTI Energy Inc.	28,702	297
*	Centennial Resource Development Inc. Class A	25,688	283
*	Equitrans Midstream Corp.	14,060	282
*	Chesapeake Energy Corp.	132,158	278

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	RPC Inc.	26,456	261
	PBF Energy Inc. Class A	7,200	235
*	QEP Resources Inc.	32,295	182
*	Arcosa Inc.	6,366	176
	Murphy Oil Corp.	7,300	171
*	CONSOL Energy Inc.	5,029	159
*	Kosmos Energy Ltd.	35,887	146
*	Extraction Oil & Gas Inc.	33,774	145
*	Whiting Petroleum Corp.	5,656	128
*	First Solar Inc.	2,122	90
*	Oceaneering International Inc.	6,475	78
*	Laredo Petroleum Inc.	18,354	66
*	Apergy Corp.	2,431	66
	Range Resources Corp.	6,046	58
*	Diamond Offshore Drilling Inc.	5,249	50
*	Rowan Cos. plc Class A	4,859	41
	SM Energy Co.	2,600	40
	Nabors Industries Ltd.	16,420	33
*	Weatherford International plc	52,044	29
			106,196
Financial Services (9.8%)
*	Berkshire Hathaway Inc. Class B	176,419	36,021
	JPMorgan Chase & Co.	301,316	29,414
	Visa Inc. Class A	159,019	20,981
	Bank of America Corp.	824,936	20,326
	Wells Fargo & Co.	383,791	17,685
	Mastercard Inc. Class A	81,300	15,337
	Citigroup Inc.	217,036	11,299
*	PayPal Holdings Inc.	104,653	8,800
	American Tower Corp.	40,219	6,362
	CME Group Inc.	30,895	5,812
	US Bancorp	126,972	5,803
	American Express Co.	59,335	5,656
	Goldman Sachs Group Inc.	30,693	5,127
	Simon Property Group Inc.	29,828	5,011
	Chubb Ltd.	37,902	4,896
	PNC Financial Services Group Inc.	38,140	4,459
	Crown Castle International Corp.	39,583	4,300
	BlackRock Inc.	10,931	4,294
	Charles Schwab Corp.	101,705	4,224
	Morgan Stanley	106,019	4,204
	Bank of New York Mellon Corp.	77,301	3,639
	S&P Global Inc.	20,231	3,438
*	Fiserv Inc.	46,422	3,412
	Intercontinental Exchange Inc.	44,887	3,381
	Prologis Inc.	56,910	3,342
	Aon plc	22,428	3,260
	Marsh & McLennan Cos. Inc.	40,397	3,222
	American International Group Inc.	80,341	3,166
*	SBA Communications Corp. Class A	19,275	3,120
	Public Storage	14,772	2,990
	MetLife Inc.	69,340	2,847
	Equity Commonwealth	94,595	2,839
	Capital One Financial Corp.	37,492	2,834
	Progressive Corp.	45,397	2,739
	Aflac Inc.	59,874	2,728
	E*TRADE Financial Corp.	59,940	2,630
	Prudential Financial Inc.	32,032	2,612
	BB&T Corp.	59,919	2,596
	Fidelity National Information Services Inc.	25,181	2,582
	Equinix Inc.	7,096	2,502
	Travelers Cos. Inc.	20,346	2,436
	Welltower Inc.	34,803	2,416
*	Square Inc.	40,533	2,274
	Allstate Corp.	27,285	2,255
	Equity Residential	33,625	2,220
*	Markel Corp.	2,020	2,097
	Moody’s Corp.	14,200	1,989
*	SVB Financial Group	10,384	1,972
	Digital Realty Trust Inc.	18,310	1,951
	Ventas Inc.	33,100	1,939
	MSCI Inc. Class A	13,073	1,927
	SunTrust Banks Inc.	37,898	1,912
*	CBRE Group Inc. Class A	46,565	1,864
	State Street Corp.	28,698	1,810
	Alleghany Corp.	2,888	1,800
	AvalonBay Communities Inc.	10,200	1,775
	Global Payments Inc.	16,878	1,741
*	Arch Capital Group Ltd.	64,698	1,729
*	Credit Acceptance Corp.	4,431	1,692
*	Worldpay Inc. Class A	21,464	1,640
	Synchrony Financial	69,572	1,632
	Total System Services Inc.	19,350	1,573
	Annaly Capital Management Inc.	158,700	1,558
	Weyerhaeuser Co.	70,486	1,541
	T. Rowe Price Group Inc.	16,674	1,539
	Realty Income Corp.	24,100	1,519
	Hartford Financial Services Group Inc.	33,742	1,500
*	First Republic Bank	17,226	1,497
	Loews Corp.	32,874	1,496
	Essex Property Trust Inc.	5,973	1,465
*	Howard Hughes Corp.	14,745	1,439
	Boston Properties Inc.	12,781	1,439
	Discover Financial Services	24,229	1,429
	Comerica Inc.	20,726	1,424

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	Zions Bancorp NA	34,541	1,407
	M&T Bank Corp.	9,799	1,403
	Willis Towers Watson plc	9,000	1,367
	Equity LifeStyle Properties Inc.	13,123	1,275
*	First Data Corp. Class A	74,086	1,253
	KeyCorp	84,218	1,245
	Torchmark Corp.	16,679	1,243
	AGNC Investment Corp.	69,800	1,224
	TransUnion	21,483	1,220
	Franklin Resources Inc.	40,775	1,209
	Extra Space Storage Inc.	13,300	1,203
	Nasdaq Inc.	14,723	1,201
	WR Berkley Corp.	15,951	1,179
	Reinsurance Group of America Inc. Class A	8,395	1,177
	Regions Financial Corp.	87,002	1,164
	TD Ameritrade Holding Corp.	23,647	1,158
	Equifax Inc.	12,213	1,137
	Brown & Brown Inc.	41,088	1,132
	FactSet Research Systems Inc.	5,644	1,130
	Cboe Global Markets Inc.	11,525	1,127
	Northern Trust Corp.	13,372	1,118
	HCP Inc.	38,900	1,086
	Huntington Bancshares Inc.	89,700	1,069
*	FleetCor Technologies Inc.	5,628	1,045
	Signature Bank	10,103	1,039
	Commerce Bancshares Inc.	18,246	1,029
	RenaissanceRe Holdings Ltd.	7,551	1,010
	Assured Guaranty Ltd.	26,202	1,003
	Host Hotels & Resorts Inc.	59,699	995
	Fifth Third Bancorp	41,575	978
	Vornado Realty Trust	15,600	968
	JBG SMITH Properties	27,687	964
*	Western Alliance Bancorp	24,375	963
	Everest Re Group Ltd.	4,400	958
	American Homes 4 Rent Class A	47,925	951
	Camden Property Trust	10,700	942
	Lamar Advertising Co. Class A	13,558	938
	Popular Inc.	19,791	935
	Assurant Inc.	10,042	898
	Ameriprise Financial Inc.	8,593	897
	East West Bancorp Inc.	20,444	890
	Mid-America Apartment Communities Inc.	9,294	889
	SEI Investments Co.	18,913	874
	Federal Realty Investment Trust	7,319	864
	Raymond James Financial Inc.	11,434	851
	Citizens Financial Group Inc.	28,543	849
	Lincoln National Corp.	16,530	848
	Morningstar Inc.	7,630	838
	Apartment Investment & Management Co.	18,776	824
	Douglas Emmett Inc.	24,033	820
	Hanover Insurance Group Inc.	6,939	810
	SL Green Realty Corp.	10,059	795
*	Zillow Group Inc.	24,978	789
	Arthur J Gallagher & Co.	10,570	779
	Dun & Bradstreet Corp.	5,400	771
	Kilroy Realty Corp.	12,189	766
	White Mountains Insurance Group Ltd.	882	756
	TCF Financial Corp.	37,574	732
	Synovus Financial Corp.	22,625	724
	Unum Group	24,293	714
	Alexandria Real Estate Equities Inc.	6,130	706
	Associated Banc-Corp	35,476	702
	Principal Financial Group Inc.	15,890	702
	Iron Mountain Inc.	21,600	700
	Regency Centers Corp.	11,800	692
	Cincinnati Financial Corp.	8,401	650
	Jones Lang LaSalle Inc.	5,012	635
	Broadridge Financial Solutions Inc.	6,331	609
*	Athene Holding Ltd. Class A	14,991	597
	New Residential Investment Corp.	40,400	574
	Alliance Data Systems Corp.	3,804	571
	Ally Financial Inc.	24,954	565
	UDR Inc.	13,895	551
	WP Carey Inc.	8,400	549
	Empire State Realty Trust Inc.	37,439	533
	TFS Financial Corp.	32,290	521
	Starwood Property Trust Inc.	24,500	483
	Jack Henry & Associates Inc.	3,732	472
	Omega Healthcare Investors Inc.	13,300	467
	VEREIT Inc.	64,500	461
	Kimco Realty Corp.	31,300	459
	Invitation Homes Inc.	21,896	440
	Duke Realty Corp.	16,813	435
*	WEX Inc.	3,040	426
	Santander Consumer USA Holdings Inc.	23,585	415
	Wyndham Destinations Inc.	11,225	402
	CNA Financial Corp.	8,693	384
	Sun Communities Inc.	3,700	376
	First Hawaiian Inc.	16,576	373
	Invesco Ltd.	22,111	370
	Legg Mason Inc.	14,354	366
	Affiliated Managers Group Inc.	3,684	359

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	Fidelity National Financial Inc.	11,132	350
	Macerich Co.	7,827	339
	Park Hotels & Resorts Inc.	13,014	338
	People’s United Financial Inc.	23,399	338
	PacWest Bancorp	9,700	323
*	CoreLogic Inc.	9,161	306
	BOK Financial Corp.	4,040	296
	MarketAxess Holdings Inc.	1,400	296
	Brookfield Property REIT Inc. Class A	18,200	293
	First Horizon National Corp.	21,630	285
	Western Union Co.	16,676	284
	National Retail Properties Inc.	5,800	281
	Bank OZK	12,100	276
	Uniti Group Inc.	16,800	262
	Gaming and Leisure Properties Inc.	8,000	258
	VICI Properties Inc.	12,500	235
*	OneMain Holdings Inc.	9,270	225
*	Euronet Worldwide Inc.	2,192	224
	Senior Housing Properties Trust	19,100	224
	Retail Properties of America Inc.	19,700	214
*	Texas Capital Bancshares Inc.	4,028	206
	ProAssurance Corp.	5,000	203
	CIT Group Inc.	5,244	201
	Voya Financial Inc.	4,700	189
	Lazard Ltd. Class A	5,025	185
	CyrusOne Inc.	3,500	185
	American Financial Group Inc.	2,020	183
	Spirit Realty Capital Inc.	5,100	180
*	SLM Corp.	21,360	178
	Colony Capital Inc.	35,200	165
	Liberty Property Trust	3,800	159
	Jefferies Financial Group Inc.	8,733	152
	Weingarten Realty Investors	5,400	134
	Old Republic International Corp.	6,300	130
	American Campus Communities Inc.	3,100	128
*	Donnelley Financial Solutions Inc.	9,058	127
	Medical Properties Trust Inc.	7,900	127
	Brixmor Property Group Inc.	8,100	119
*	Brighthouse Financial Inc.	3,422	104
	Interactive Brokers Group Inc.	1,820	99
	CubeSmart	3,300	95
	STORE Capital Corp.	3,300	93
*	Fair Isaac Corp.	400	75
	Healthcare Trust of America Inc. Class A	2,800	71
*	Zillow Group Inc. Class A	2,247	71
	Paramount Group Inc.	4,666	59
	LPL Financial Holdings Inc.	900	55
	Retail Value Inc.	2,148	55
	Axis Capital Holdings Ltd.	1,000	52
	EPR Properties	800	51
	First American Financial Corp.	1,000	45
	Cullen/Frost Bankers Inc.	500	44
	Webster Financial Corp.	500	25
	SITE Centers Corp.	2,200	24
	AXA Equitable Holdings Inc.	1,456	24
	Eaton Vance Corp.	600	21
	Highwoods Properties Inc.	500	19
	Navient Corp.	1,600	14
			427,042
Health Care (6.9%)
	Johnson & Johnson	244,344	31,533
	Pfizer Inc.	530,487	23,156
	UnitedHealth Group Inc.	87,662	21,838
	Merck & Co. Inc.	237,221	18,126
	AbbVie Inc.	137,354	12,663
	Medtronic plc	126,010	11,462
	Amgen Inc.	58,556	11,399
	Abbott Laboratories	157,288	11,377
	Eli Lilly & Co.	84,100	9,732
	Thermo Fisher Scientific Inc.	34,167	7,646
	Bristol-Myers Squibb Co.	146,560	7,618
	Gilead Sciences Inc.	118,574	7,417
*	Cigna Corp.	32,277	6,130
	Anthem Inc.	22,796	5,987
	Danaher Corp.	52,651	5,429
*	Biogen Inc.	17,830	5,365
	Becton Dickinson and Co.	22,369	5,040
*	Intuitive Surgical Inc.	9,829	4,707
*	Boston Scientific Corp.	131,620	4,651
	Stryker Corp.	29,249	4,585
	Allergan plc	29,308	3,917
*	Celgene Corp.	60,826	3,898
*	Illumina Inc.	12,140	3,641
*	Vertex Pharmaceuticals Inc.	21,731	3,601
	HCA Healthcare Inc.	27,987	3,483
	Zoetis Inc.	38,668	3,308
	Humana Inc.	11,048	3,165
	Baxter International Inc.	40,800	2,685
*	Edwards Lifesciences Corp.	17,320	2,653
*	Regeneron Pharmaceuticals Inc.	6,817	2,546
*	Cerner Corp.	39,125	2,052
	Agilent Technologies Inc.	29,707	2,004
	Cooper Cos. Inc.	6,988	1,778
*	Alexion Pharmaceuticals Inc.	17,657	1,719
	McKesson Corp.	15,536	1,716
*	Centene Corp.	14,775	1,704
*	Laboratory Corp. of America Holdings	12,653	1,599

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
*	QIAGEN NV	45,032	1,551
	Zimmer Biomet Holdings Inc.	14,270	1,480
*	IQVIA Holdings Inc.	12,114	1,407
*	Varian Medical Systems Inc.	12,140	1,376
*	Mylan NV	49,481	1,356
*	Align Technology Inc.	6,329	1,325
*	IDEXX Laboratories Inc.	7,003	1,303
	PerkinElmer Inc.	16,358	1,285
*	BioMarin Pharmaceutical Inc.	14,634	1,246
	Universal Health Services Inc. Class B	10,172	1,186
*	ABIOMED Inc.	3,435	1,117
*	DaVita Inc.	21,419	1,102
	AmerisourceBergen Corp. Class A	14,706	1,094
	Hill-Rom Holdings Inc.	11,772	1,042
	Cardinal Health Inc.	23,145	1,032
	ResMed Inc.	9,000	1,025
*	Hologic Inc.	23,986	986
	Bio-Techne Corp.	6,325	915
*	Premier Inc. Class A	24,414	912
*	Henry Schein Inc.	11,560	908
*	Charles River Laboratories International Inc.	7,921	897
*	Incyte Corp.	13,568	863
*	Veeva Systems Inc. Class A	9,583	856
*	DexCom Inc.	6,272	751
*	WellCare Health Plans Inc.	3,162	747
	Dentsply Sirona Inc.	19,508	726
*	Ionis Pharmaceuticals Inc.	13,354	722
*	athenahealth Inc.	5,271	695
	Quest Diagnostics Inc.	8,019	668
*	Bio-Rad Laboratories Inc. Class A	2,729	634
	Teleflex Inc.	2,438	630
*	Seattle Genetics Inc.	10,129	574
*	Exact Sciences Corp.	8,800	555
*	United Therapeutics Corp.	4,843	527
*	Alnylam Pharmaceuticals Inc.	7,037	513
*	Sarepta Therapeutics Inc.	4,700	513
*	Alkermes plc	15,995	472
*	Neurocrine Biosciences Inc.	6,346	453
*	Molina Healthcare Inc.	3,600	418
	STERIS plc	3,700	395
*	Exelixis Inc.	19,781	389
	Perrigo Co. plc	9,600	372
*	Penumbra Inc.	2,982	364
*	Bluebird Bio Inc.	3,600	357
*	Nektar Therapeutics Class A	9,700	319
*	PRA Health Sciences Inc.	3,208	295
*	Jazz Pharmaceuticals plc	2,300	285
*	Sage Therapeutics Inc.	2,900	278
	West Pharmaceutical Services Inc.	2,341	230
*	Agios Pharmaceuticals Inc.	4,742	219
*	TESARO Inc.	2,830	210
*	Masimo Corp.	1,878	202
*	Insulet Corp.	2,319	184
	Encompass Health Corp.	2,800	173
*	ICU Medical Inc.	700	161
*	Integra LifeSciences Holdings Corp.	3,413	154
*	Acadia Healthcare Co. Inc.	5,870	151
*	Allscripts Healthcare Solutions Inc.	14,086	136
*	MEDNAX Inc.	3,331	110
*	Varex Imaging Corp.	4,097	97
*	Mallinckrodt plc	5,898	93
*	Endo International plc	11,541	84
	Patterson Cos. Inc.	3,600	71
*	Intercept Pharmaceuticals Inc.	694	70
*	Catalent Inc.	2,000	62
*	Tenet Healthcare Corp.	3,620	62
*	Intrexon Corp.	8,508	56
	Bruker Corp.	1,500	45
*	OPKO Health Inc.	12,214	37
*	Elanco Animal Health Inc.	205	6
			302,859
Materials & Processing (1.6%)
	DowDuPont Inc.	212,573	11,368
	Linde plc	49,487	7,722
	Ecolab Inc.	20,100	2,962
	Air Products & Chemicals Inc.	17,100	2,737
	Sherwin-Williams Co.	6,460	2,542
	LyondellBasell Industries NV Class A	26,738	2,223
	Ingersoll-Rand plc	20,400	1,861
	Freeport-McMoRan Inc.	179,724	1,853
	PPG Industries Inc.	17,600	1,799
	Newmont Mining Corp.	50,141	1,737
	Ball Corp.	30,836	1,418
	Vulcan Materials Co.	13,986	1,382
	Celanese Corp. Class A	15,082	1,357
	Lennox International Inc.	6,181	1,353
	International Paper Co.	33,043	1,334
*	Crown Holdings Inc.	31,248	1,299
	Martin Marietta Materials Inc.	6,586	1,132
	Nucor Corp.	20,743	1,075
*	Berry Global Group Inc.	20,808	989
*	Owens-Illinois Inc.	56,901	981
	Fastenal Co.	17,923	937
	Southern Copper Corp.	28,916	890
	Hexcel Corp.	15,266	875
	USG Corp.	20,134	859
	Armstrong World Industries Inc.	14,139	823

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	International Flavors & Fragrances Inc.	6,030	810
	Albemarle Corp.	10,400	801
	CF Industries Holdings Inc.	16,859	734
	Eagle Materials Inc.	11,442	698
	Sealed Air Corp.	19,269	671
	NewMarket Corp.	1,629	671
*	Axalta Coating Systems Ltd.	28,318	663
	FMC Corp.	8,798	651
	Mosaic Co.	21,930	641
	Owens Corning	13,342	587
	Valmont Industries Inc.	4,936	548
	Westrock Co.	14,360	542
	Reliance Steel & Aluminum Co.	7,600	541
	Eastman Chemical Co.	7,119	520
	Westlake Chemical Corp.	7,433	492
	Silgan Holdings Inc.	18,967	448
	Ashland Global Holdings Inc.	6,198	440
	WR Grace & Co.	6,600	428
*	Alcoa Corp.	15,841	421
	Masco Corp.	13,389	391
	Packaging Corp. of America	4,252	355
	Scotts Miracle-Gro Co.	5,042	310
	RPM International Inc.	4,800	282
*	Univar Inc.	15,716	279
	Steel Dynamics Inc.	8,373	251
	Royal Gold Inc.	2,800	240
*	AdvanSix Inc.	9,636	235
*	Platform Specialty Products Corp.	21,987	227
	Versum Materials Inc.	6,923	192
*	Tahoe Resources Inc.	48,886	178
	United States Steel Corp.	8,000	146
	AptarGroup Inc.	1,500	141
	Chemours Co.	4,700	133
	Sonoco Products Co.	1,300	69
	Acuity Brands Inc.	600	69
	Huntsman Corp.	1,800	35
	Watsco Inc.	200	28
	Bemis Co. Inc.	500	23
			68,399
Other (0.0%)
*,§	Herbalife Ltd. CVR	3,294	32

Producer Durables (4.9%)
	Boeing Co.	48,120	15,519
	3M Co.	49,087	9,353
	Union Pacific Corp.	63,550	8,785
	Honeywell International Inc.	63,834	8,434
	Accenture plc Class A	55,631	7,845
	United Technologies Corp.	69,386	7,388
	Caterpillar Inc.	48,456	6,157
	General Electric Co.	747,715	5,660
	United Parcel Service Inc. Class B	57,881	5,645
	Lockheed Martin Corp.	20,692	5,418
	Automatic Data Processing Inc.	36,334	4,764
	CSX Corp.	65,518	4,071
	Deere & Co.	26,280	3,920
	Raytheon Co.	23,135	3,548
	FedEx Corp.	20,969	3,383
	Illinois Tool Works Inc.	26,375	3,342
*	Norfolk Southern Corp.	21,800	3,260
	General Dynamics Corp.	20,614	3,241
*	United Continental Holdings Inc.	38,118	3,192
	Northrop Grumman Corp.	12,846	3,146
	Emerson Electric Co.	50,990	3,047
	Waste Management Inc.	33,651	2,995
	Delta Air Lines Inc.	58,199	2,904
*	Verisk Analytics Inc. Class A	25,809	2,814
*	TransDigm Group Inc.	7,508	2,553
	Southwest Airlines Co.	50,666	2,355
	Roper Technologies Inc.	8,710	2,321
	Eaton Corp. plc	33,345	2,290
	Johnson Controls International plc	69,392	2,058
*	Mettler-Toledo International Inc.	3,387	1,916
	Cintas Corp.	11,403	1,916
*	Copart Inc.	37,847	1,808
*	Waters Corp.	9,533	1,798
	Xylem Inc.	24,814	1,656
	AMETEK Inc.	22,442	1,519
	Paychex Inc.	22,784	1,484
	Parker-Hannifin Corp.	9,302	1,387
	Fortive Corp.	20,386	1,379
	Cummins Inc.	10,321	1,379
	Spirit AeroSystems Holdings Inc. Class A	19,094	1,377
	IDEX Corp.	10,862	1,372
	PACCAR Inc.	23,928	1,367
	Textron Inc.	29,375	1,351
	Expeditors International of Washington Inc.	19,686	1,340
	Huntington Ingalls Industries Inc.	6,994	1,331
	Quanta Services Inc.	44,131	1,328
	Nordson Corp.	10,592	1,264
	CH Robinson Worldwide Inc.	15,011	1,262
	Rockwell Automation Inc.	8,203	1,234
	Stanley Black & Decker Inc.	10,210	1,223
	Republic Services Inc. Class A	16,510	1,190
*	HD Supply Holdings Inc.	31,487	1,181
	Landstar System Inc.	11,985	1,147

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	Jacobs Engineering Group Inc.	18,761	1,097
*	United Rentals Inc.	10,658	1,093
	Toro Co.	19,411	1,085
*	CoStar Group Inc.	3,210	1,083
	Allegion plc	13,283	1,059
*	Kirby Corp.	15,366	1,035
	JB Hunt Transport Services Inc.	11,052	1,028
	FLIR Systems Inc.	23,291	1,014
	Oshkosh Corp.	16,505	1,012
*	Sensata Technologies Holding plc	21,906	982
*	Keysight Technologies Inc.	15,798	981
*	AECOM	36,300	962
	AO Smith Corp.	22,475	960
*	Zebra Technologies Corp.	5,920	943
	Wabtec Corp.	13,415	942
	BWX Technologies Inc.	24,302	929
	ITT Inc.	18,544	895
	Carlisle Cos. Inc.	8,633	868
	American Airlines Group Inc.	26,130	839
	Robert Half International Inc.	14,500	829
	AGCO Corp.	14,395	801
	L3 Technologies Inc.	4,589	797
*	XPO Logistics Inc.	13,749	784
	Lincoln Electric Holdings Inc.	9,765	770
	WW Grainger Inc.	2,682	757
*	Trimble Inc.	22,307	734
*	Welbilt Inc.	62,683	696
*	Clean Harbors Inc.	14,036	693
	National Instruments Corp.	14,511	659
	Air Lease Corp. Class A	20,291	613
*	Middleby Corp.	5,688	584
	Donaldson Co. Inc.	13,286	577
	Flowserve Corp.	14,313	544
	Dover Corp.	7,363	522
*	WESCO International Inc.	10,689	513
*	Stericycle Inc.	13,421	492
	Kansas City Southern	5,000	477
	Arconic Inc.	28,166	475
	MSC Industrial Direct Co. Inc. Class A	5,300	408
*	Conduent Inc.	37,900	403
	Trinity Industries Inc.	19,100	393
	Pentair plc	10,087	381
*	JetBlue Airways Corp.	23,644	380
*	Genesee & Wyoming Inc. Class A	5,058	374
	ManpowerGroup Inc.	5,650	366
*	Teledyne Technologies Inc.	1,706	353
	Old Dominion Freight Line Inc.	2,637	326
	Snap-on Inc.	2,197	319
	Copa Holdings SA Class A	4,039	318
*	Colfax Corp.	14,622	306
	Genpact Ltd.	11,065	299
	Avery Dennison Corp.	3,200	288
*	Spirit Airlines Inc.	4,935	286
	Alaska Air Group Inc.	4,200	256
	Fluor Corp.	7,858	253
*	Gardner Denver Holdings Inc.	11,544	236
	nVent Electric plc	10,087	227
	Graco Inc.	4,912	206
*	Resideo Technologies Inc.	9,655	198
	Regal Beloit Corp.	2,800	196
	Xerox Corp.	9,663	191
	Booz Allen Hamilton Holding Corp. Class A	4,000	180
	Hubbell Inc. Class B	1,000	99
*	Gates Industrial Corp. plc	6,900	91
	Terex Corp.	2,800	77
	Rollins Inc.	1,950	70
	Ryder System Inc.	1,400	67
*	Herc Holdings Inc.	2,550	66
	Allison Transmission Holdings Inc.	1,200	53
	HEICO Corp. Class A	400	25
	Littelfuse Inc.	100	17
	Altra Industrial Motion Corp.	528	13
			212,462
Technology (10.0%)
	Microsoft Corp.	685,975	69,674
	Apple Inc.	429,849	67,804
*	Alphabet Inc. Class C	27,087	28,052
*	Alphabet Inc. Class A	26,836	28,043
*	Facebook Inc. Class A	212,161	27,812
	Intel Corp.	413,800	19,420
	Cisco Systems Inc.	417,381	18,085
	Oracle Corp.	244,790	11,052
*	Adobe Inc.	42,977	9,723
	International Business Machines Corp.	84,403	9,594
	Broadcom Inc.	37,499	9,535
*	salesforce.com Inc.	62,163	8,514
	Texas Instruments Inc.	86,640	8,187
	QUALCOMM Inc.	132,698	7,552
	NVIDIA Corp.	52,062	6,950
	Intuit Inc.	19,824	3,902
	NXP Semiconductors NV	42,194	3,092
*	Micron Technology Inc.	96,110	3,050
	Activision Blizzard Inc.	65,160	3,034
*	Autodesk Inc.	22,929	2,949
	Cognizant Technology Solutions Corp. Class A	46,115	2,927
	Applied Materials Inc.	87,615	2,868
*	Red Hat Inc.	14,330	2,517
	HP Inc.	122,573	2,508

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
*	IAC/InterActiveCorp	13,641	2,497
	Analog Devices Inc.	28,308	2,430
*	ServiceNow Inc.	13,556	2,414
*	Cadence Design Systems Inc.	52,232	2,271
*	VeriSign Inc.	14,611	2,167
	Amphenol Corp. Class A	26,138	2,118
	Motorola Solutions Inc.	17,978	2,068
	Corning Inc.	68,131	2,058
*	Synopsys Inc.	23,874	2,011
	Lam Research Corp.	14,225	1,937
*	Electronic Arts Inc.	24,214	1,911
	Xilinx Inc.	21,429	1,825
*	Workday Inc. Class A	11,178	1,785
*	Twitter Inc.	58,453	1,680
*	GoDaddy Inc. Class A	25,596	1,680
	Citrix Systems Inc.	16,127	1,652
	Hewlett Packard Enterprise Co.	120,529	1,592
	Match Group Inc.	36,165	1,547
*	Advanced Micro Devices Inc.	80,623	1,488
	DXC Technology Co.	25,725	1,368
*	IHS Markit Ltd.	25,965	1,246
	Teradyne Inc.	37,832	1,187
*	Palo Alto Networks Inc.	5,928	1,117
	Dolby Laboratories Inc. Class A	17,775	1,099
	Juniper Networks Inc.	40,200	1,082
	Microchip Technology Inc.	14,970	1,077
*	Splunk Inc.	10,165	1,066
	Harris Corp.	7,581	1,021
*	Atlassian Corp. plc Class A	11,470	1,021
	Skyworks Solutions Inc.	15,100	1,012
	NetApp Inc.	16,671	995
	VMware Inc. Class A	6,944	952
*	ARRIS International plc	29,229	893
	Symantec Corp.	46,939	887
	Western Digital Corp.	23,616	873
	Maxim Integrated Products Inc.	16,929	861
*	Akamai Technologies Inc.	14,037	857
	CDK Global Inc.	17,835	854
*	F5 Networks Inc.	5,263	853
	Amdocs Ltd.	14,500	849
*	Teradata Corp.	21,724	833
*	Take-Two Interactive Software Inc.	8,090	833
	KLA-Tencor Corp.	9,217	825
*	Gartner Inc.	5,998	767
*	Qorvo Inc.	12,589	764
*	Arista Networks Inc.	3,595	757
*	NCR Corp.	30,469	703
	Avnet Inc.	19,000	686
*	ON Semiconductor Corp.	40,638	671
*	ANSYS Inc.	4,658	666
	CDW Corp.	8,057	653
*	Fortinet Inc.	8,538	601
*	PTC Inc.	7,248	601
	Sabre Corp.	27,200	589
*	Tyler Technologies Inc.	3,060	569
*	Okta Inc.	8,739	558
	Leidos Holdings Inc.	10,350	546
*	Black Knight Inc.	11,628	524
*	Tableau Software Inc. Class A	4,356	523
*	Dell Technologies Inc.	10,571	517
*	CommScope Holding Co. Inc.	30,047	492
*	Arrow Electronics Inc.	6,539	451
	SS&C Technologies Holdings Inc.	9,500	429
*	Twilio Inc. Class A	4,685	418
*	Ultimate Software Group Inc.	1,595	391
	Marvell Technology Group Ltd.	23,155	375
*	Pluralsight Inc. Class A	13,712	323
*	DocuSign Inc. Class A	7,795	312
*	GrubHub Inc.	3,900	300
*	Nutanix Inc.	7,012	292
*	Zynga Inc. Class A	72,763	286
*	RingCentral Inc. Class A	3,330	274
*	IPG Photonics Corp.	2,255	255
*	Guidewire Software Inc.	3,086	248
	Universal Display Corp.	2,600	243
*	Pure Storage Inc. Class A	14,000	225
*	Coherent Inc.	2,041	216
*	Ceridian HCM Holding Inc.	5,844	202
*	FireEye Inc.	11,675	189
*	Manhattan Associates Inc.	4,417	187
	Cognex Corp.	4,580	177
*	Cree Inc.	3,803	163
*	RealPage Inc.	3,138	151
*	Aspen Technology Inc.	1,800	148
*	Nuance Communications Inc.	11,164	148
*	Paycom Software Inc.	1,100	135
*	Zendesk Inc.	2,300	134
*	EPAM Systems Inc.	1,000	116
*	EchoStar Corp. Class A	1,746	64
*	Groupon Inc. Class A	18,670	60
*	Inovalon Holdings Inc. Class A	4,102	58
*	Yelp Inc. Class A	1,467	51
	Cypress Semiconductor Corp.	3,200	41
	Perspecta Inc.	1,712	29
*	Proofpoint Inc.	300	25
	LogMeIn Inc.	300	24
	Monolithic Power Systems Inc.	200	23
			435,986

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
Utilities (2.6%)
	Verizon Communications Inc.	364,574	20,496
	AT&T Inc.	639,206	18,243
	NextEra Energy Inc.	45,342	7,881
	Duke Energy Corp.	68,972	5,952
	Dominion Energy Inc.	64,274	4,593
	Southern Co.	102,048	4,482
	Exelon Corp.	84,900	3,829
	American Electric Power Co. Inc.	45,700	3,416
	Sempra Energy	26,229	2,838
*	T-Mobile US Inc.	41,635	2,648
	Public Service Enterprise Group Inc.	49,300	2,566
	Consolidated Edison Inc.	33,400	2,554
*	Vistra Energy Corp.	110,388	2,527
	WEC Energy Group Inc.	27,832	1,928
	Xcel Energy Inc.	37,404	1,843
	PPL Corp.	62,356	1,767
	American Water Works Co. Inc.	18,678	1,695
	NRG Energy Inc.	39,365	1,559
	Edison International	27,017	1,534
*	United States Cellular Corp.	28,667	1,490
	FirstEnergy Corp.	38,600	1,449
	Eversource Energy	22,187	1,443
	DTE Energy Co.	12,667	1,397
*	PG&E Corp.	56,246	1,336
	UGI Corp.	23,161	1,236
	NiSource Inc.	42,649	1,081
	CenterPoint Energy Inc.	36,500	1,030
	Ameren Corp.	15,737	1,027
*	Alliant Energy Corp.	24,226	1,024
	CMS Energy Corp.	20,227	1,004
	OGE Energy Corp.	25,486	999
	Entergy Corp.	11,483	988
	Aqua America Inc.	28,286	967
	Evergy Inc.	16,735	950
	CenturyLink Inc.	60,929	923
	AES Corp.	53,469	773
	Telephone & Data Systems Inc.	23,346	760
*	Zayo Group Holdings Inc.	31,847	727
	Atmos Energy Corp.	5,445	505
	SCANA Corp.	10,200	487
	Pinnacle West Capital Corp.	5,558	474
	National Fuel Gas Co.	5,771	295
	Vectren Corp.	3,800	274
	MDU Resources Group Inc.	9,950	237
	Avangrid Inc.	4,545	228
*	Sprint Corp.	22,237	129
			115,584
Total Common Stocks
(Cost $1,380,250)			2,100,698

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (50.8%)
Alabama (0.6%)
	Alabama 21st Century Authority Tobacco Settlement Revenue	5.000%	6/1/20	500	519
	Alabama Economic Settlement Authority BP Settlement Revenue	4.000%	9/15/33	500	517
	Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/32	380	410
	Birmingham-Jefferson AL Civic Center Authority Special Tax Revenue	5.000%	7/1/31	1,100	1,283
2	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	2.474%	12/1/23	1,000	974
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	4.000%	12/1/23	1,800	1,879
	Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	6/1/21	3,885	4,006
	Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	7/1/22	430	447
	Huntsville AL Electric System Revenue	5.000%	12/1/30	510	602
	Huntsville AL GO	5.000%	5/1/35	1,125	1,313

Tax-Managed Balanced Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Jefferson County AL Revenue	5.000%	9/15/29		1,020	1,179
	Jefferson County AL Revenue	5.000%	9/15/33		1,000	1,136
	Jefferson County AL Sewer Revenue	5.000%	10/1/23		500	547
	Jefferson County AL Sewer Revenue	0.000%	10/1/25	(4)	500	407
	Southeast Alabama Gas Supply District Revenue PUT	4.000%	4/1/24		6,185	6,461
	Southeast Alabama Gas Supply District Revenue PUT	4.000%	6/1/24		1,105	1,155
	Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/27		530	620
	Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/28		950	1,102
	University of South Alabama University Facilities Revenue	5.000%	11/1/23	(4)	740	835
						25,392
Alaska (0.1%)
	Alaska Housing Finance Corp. Revenue	5.000%	6/1/22	(Prere.)	425	467
	Alaska Housing Finance Corp. Revenue	5.000%	12/1/29		75	81
	Alaska Municipal Bond Bank Authority Revenue	5.000%	9/1/21		1,650	1,777
	Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center) GO	5.000%	9/1/31		1,345	1,509
						3,834
Arizona (1.3%)
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/30		675	775
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/31		545	618
	Arizona Health Facilities Authority Revenue (Banner Health) VRDO	1.750%	1/2/19	LOC	3,200	3,200
3	Arizona Lottery Revenue	5.000%	7/1/28		1,000	1,165
	Arizona School Facilities Board COP	5.000%	9/1/21		1,355	1,463
	Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/36		1,140	1,299
	Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/21		2,240	2,412
	Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/23		2,070	2,343
	Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/24		2,100	2,427
	Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/20	(Prere.)	500	523
	Arizona Transportation Board Highway Revenue	5.000%	7/1/22	(Prere.)	500	551
	Arizona Transportation Board Highway Revenue	5.000%	7/1/22		2,015	2,227
	Arizona Transportation Board Highway Revenue	5.000%	7/1/32		1,000	1,159
	Chandler AZ GO	5.000%	7/1/23		1,095	1,239
	Gilbert AZ GO	5.000%	7/1/20		2,480	2,597
	Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/30		335	348
3	Maricopa County AZ Industrial Development uthority Hospital Revenue (Honorhealth)	5.000%	9/1/33		830	946

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Maricopa County AZ School District No. 28 (Kyrene Elementary) GO	4.000%	7/1/19		900	910
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/20	(Prere.)	365	382
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/22		1,145	1,263
Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/22		2,190	2,416
Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/27		1,285	1,520
Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	4.000%	7/1/28		2,000	2,157
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/21		525	565
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/22		1,215	1,342
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/23		2,010	2,271
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/26		2,520	2,883
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/35		1,900	2,181
Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/27		300	338
Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/28		250	282
Pima County AZ Sewer Revenue	5.000%	7/1/20		500	523
Pima County AZ Sewer Revenue	5.000%	7/1/20		1,000	1,047
Pima County AZ Sewer Revenue	5.000%	7/1/24		1,055	1,214
Regional Public Transportation Authority Arizona Excise Tax Revenue (Maricopa County Public Transportation)	5.250%	7/1/24		1,035	1,204
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/19	(Prere.)	750	750
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/28		515	557
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/29		2,000	2,180
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/36		1,540	1,780
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24		910	1,032
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/28		640	746
University Medical Center Corp. Arizona Hospital Revenue	5.000%	7/1/19	(ETM)	500	508
Yavapai County AZ Industrial Development Authority Hospital Facility Revenue (Northern Arizona Healthcare System)	5.250%	10/1/22		500	543
					55,886
Arkansas (0.2%)
Arkansas Development Finance Authority
Healthcare Revenue (Baptist Health) PUT	3.750%	9/1/25		2,000	2,025
Pulaski County AR Hospital Revenue (Arkansas Children’s Hospital)	5.000%	3/1/29		1,055	1,213

Tax-Managed Balanced Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Rogers AR Sales & Use Tax Revenue	2.125%	11/1/21	(Prere.)	120	120
	Springdale AR Sales and Use Revenue	5.000%	4/1/37	(15)	1,000	1,098
	Springdale AR School District No. 50 GO	4.000%	6/1/27		1,190	1,263
	Springdale AR School District No. 50 GO	4.000%	6/1/32		1,155	1,209
	University of Arkansas Revenue	5.000%	11/1/21		750	813
	University of Arkansas Revenue	5.000%	11/1/24		775	894
	University of Arkansas Revenue	5.000%	11/1/30		750	875
						9,510
California (5.2%)
	ABAG Finance Authority for Nonprofit Corps. California Revenue (Episcopal Senior Communities)	5.000%	7/1/22		500	549
	ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/21		760	817
	ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/30	(4)	1,050	1,237
	Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/30	(2)	740	476
	Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/32	(14)	1,650	1,001
	Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/30		1,000	1,112
	Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/33		1,015	1,123
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	10/1/20	(Prere.)	500	529
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/23	(Prere.)	1,000	1,135
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/31		500	545
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/33		1,000	1,073
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/37		820	856
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.375%	4/1/20		1,000	995
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20		1,500	1,501
2	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.310%	4/1/20		1,000	1,001
2	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.410%	4/1/21		1,000	1,003
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.100%	4/1/22		1,150	1,152
2	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.610%	5/1/23		1,000	1,011
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.125%	4/1/25		2,950	2,908
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.950%	4/1/26		1,000	1,034

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Brea CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project AB)	0.000%	8/1/29	(2)	1,000	712
California Department of Water Resources Power Supply Revenue	5.000%	5/1/20		590	617
California Economic Recovery GO	5.000%	7/1/19	(Prere.)	500	509
California Economic Recovery GO	5.000%	7/1/19	(ETM)	500	509
California Economic Recovery GO	5.250%	7/1/19	(Prere.)	315	321
California Economic Recovery GO	5.250%	7/1/19	(Prere.)	185	188
California GO	5.000%	2/1/20		500	518
California GO	5.000%	10/1/20		2,000	2,116
California GO	5.000%	8/1/22		1,000	1,110
California GO	5.000%	9/1/22		1,805	2,008
California GO	5.000%	11/1/23		1,155	1,319
California GO	5.000%	10/1/24		2,000	2,329
California GO	5.000%	10/1/25		2,500	2,961
California GO	5.000%	3/1/26		660	770
California GO	3.500%	8/1/27		1,515	1,650
California GO	5.000%	2/1/28		690	764
California GO	5.750%	4/1/29		500	505
California GO	5.000%	9/1/29		455	536
California GO	5.000%	11/1/29		1,700	1,906
California GO	5.250%	3/1/30		500	518
California GO	5.000%	9/1/30		1,000	1,075
California GO	5.250%	9/1/30		500	541
California GO	4.000%	8/1/31		1,675	1,799
California GO	5.000%	2/1/32		500	541
California GO	5.000%	10/1/32		1,875	2,120
California GO	4.000%	8/1/33		1,520	1,621
California GO	5.000%	8/1/33		2,865	3,316
California GO	4.000%	9/1/33		2,000	2,134
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.000%	3/1/23		1,145	1,283
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/23		1,000	1,099
California Health Facilities Financing Authority Revenue (Kaiser Permanente)	5.000%	11/1/27		1,115	1,363
California Health Facilities Financing Authority Revenue (Kaiser Permanente)	4.000%	11/1/38		2,000	2,078
California Health Facilities Financing Authority Revenue (Kaiser Permanente) PUT	5.000%	11/1/22		760	844
California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	8/15/20		520	548
California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group) PUT	4.000%	10/1/24		1,195	1,310
California Health Facilities Financing Authority Revenue (Rady Children’s Hospital)	5.000%	8/15/31		965	1,036
California Health Facilities Financing Authority Revenue (Sutter Health)	5.500%	8/15/20	(Prere.)	500	531
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/33		1,015	1,175
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/36		1,000	1,137

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California Infrastructure & Economic Development Bank Revenue (Bay Area Toll Bridges Seismic Retrofit)	5.000%	1/1/28	(Prere.)	500	619
California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/30		965	1,122
California Municipal Finance Authority Revenue (University of La Verne)	6.125%	6/1/20	(Prere.)	500	531
California Pollution Control Financing Authority Water Furnishing Revenue (San Diego County Water Authority Desalination Project Pipeline)	5.000%	7/1/37		1,000	1,007
California Public Works Board Lease Revenue (Davidson Library)	5.000%	3/1/23	(Prere.)	20	23
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/22		1,000	1,103
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/27		1,050	1,148
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	10/1/26		1,200	1,381
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/28		300	331
California Public Works Board Lease Revenue (Judicial Council Projects)	5.125%	12/1/29		260	283
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	4/1/19	(Prere.)	70	71
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	4/1/19	(Prere.)	120	121
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	12/1/21	(Prere.)	35	38
California Public Works Board Lease Revenue (Various Capital Projects)	5.375%	3/1/20	(Prere.)	1,000	1,044
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/21	(Prere.)	25	27
California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	11/1/31		1,840	1,962
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/31		1,000	1,090
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/32		350	379
California State Educational Facilities Authority Revenue	6.125%	10/1/21	(Prere.)	245	274
California State Educational Facilities Authority Revenue	6.125%	10/1/21	(Prere.)	255	285
California State University Systemwide Revenue	5.250%	5/1/19	(Prere.)	300	304
California State University Systemwide Revenue	5.750%	5/1/19	(Prere.)	500	507
California State University Systemwide Revenue	5.000%	11/1/30		1,000	1,111
California State University Systemwide Revenue	5.000%	11/1/32		1,000	1,163
California State University Systemwide Revenue	5.000%	11/1/32		2,815	3,320
California State University Systemwide Revenue	5.000%	11/1/34		2,010	2,286
California State University Systemwide Revenue	5.000%	11/1/35		2,000	2,318
California State University Systemwide Revenue PUT	3.000%	11/1/19		1,000	1,003
California Statewide Communities Development Authority Revenue (Citrus Valley Health Partners)	6.250%	2/1/19	(14)	1,500	1,500

Tax-Managed Balanced Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.000%	12/1/28		400	434
	Centinela Valley CA Union High School District GO	4.000%	8/1/29	(4)	1,035	1,133
	Chabot-Las Positas CA Community College District GO	5.000%	8/1/31		1,000	1,121
	Chaffey CA Community College District GO	5.000%	6/1/23		840	960
	Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/30	(4)	800	908
	Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.500%	9/1/27		970	1,100
4	Citrus CA Community College District GO	0.000%	8/1/34		1,000	905
	Contra Costa CA Community College District GO	5.000%	8/1/31		1,000	1,124
	Contra Costa CA Municipal Water District Revenue	5.000%	10/1/33		1,000	1,122
	Contra Costa CA Transportation Authority Sales Tax Revenue	5.000%	3/1/26		495	597
	Contra Costa CA Transportation Authority Sales Tax Revenue	5.000%	3/1/27		625	764
	Corona-Norco CA Unified School District Special Tax Revenue (Community Facilities District No. 98-1)	5.000%	9/1/22		970	1,071
5	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	0.000%	1/15/29		1,390	1,262
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/19		2,250	2,267
	Gavilan CA Joint Community College District GO	5.000%	8/1/28		1,000	1,164
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/25		500	554
	Golden State Tobacco Securitization Corp. California Revenue	0.000%	6/1/27	(2)	2,060	1,630
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/33		1,565	1,760
	Golden State Tobacco Securitization Corp. California Revenue	3.500%	6/1/36		2,000	1,970
	La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/26		1,500	1,689
	La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/30		1,000	1,148
	La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/26		350	370
	Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/19		90	93
	Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/23		435	488
	Long Beach CA Harbor Revenue	5.000%	12/15/20		1,000	1,065
	Long Beach CA Unified School District GO	0.000%	8/1/24	(12)	1,290	1,130
	Los Angeles CA Community College District GO	4.000%	8/1/32		1,000	1,064
	Los Angeles CA Community College District GO	4.000%	8/1/37		2,000	2,072
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/27		500	522

Tax-Managed Balanced Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/24		500	508
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33		1,375	1,613
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36		1,000	1,140
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37		1,000	1,149
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38		500	574
	Los Angeles CA Unified School District GO	5.000%	7/1/20		1,700	1,785
	Los Angeles CA Unified School District GO	5.000%	7/1/26		500	508
	Los Angeles CA Unified School District GO	5.000%	7/1/29		500	508
	Los Angeles CA Unified School District GO	5.000%	7/1/29		500	508
	Los Angeles CA Unified School District GO	5.000%	7/1/36		1,000	1,177
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/19	(Prere.)	500	507
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/36		1,755	2,057
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/19		560	570
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/31		1,970	2,356
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36		1,935	2,261
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/26		500	554
	Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Hollywood/North Hollywood Redevelopment Project)	5.000%	7/1/20		1,500	1,575
	Marysville CA Revenue (Fremont-Rideout Health Group)	5.250%	1/1/21	(Prere.)	600	643
	Milpitas CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/31		1,130	1,302
6	Napa Valley CA Community College District GO	0.000%	8/1/32		1,090	1,072
	Napa Valley CA Unified School District GO	4.000%	8/1/28		1,690	1,816
	Newport Mesa CA Unified School District GO	0.000%	8/1/30		630	448
	Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/22		500	552
	Oakland CA Unified School District GO	5.000%	8/1/25	(4)	1,500	1,761
	Orange County CA Development Agency Tax Allocation Revenue (Santa Ana Heights Project)	5.000%	3/1/21		1,170	1,248
	Palomar Pomerado Health California GO	0.000%	8/1/22	(14)	1,000	916
	Palomar Pomerado Health California GO	0.000%	8/1/26	(12)	1,040	835
	Palomar Pomerado Health California GO	0.000%	8/1/32	(12)	740	455
	Perris CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/21		1,085	1,180
	Poway CA Unified School District GO	5.000%	8/1/24		1,750	2,044
	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/31	(4)	1,405	1,603
	Riverside County CA Transportation Commission Sales Tax Revenue	5.250%	6/1/23	(Prere.)	1,000	1,151
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/30		2,415	1,521
	Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/23		340	373

Tax-Managed Balanced Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/25		325	368
	Sacramento CA City Financing Authority Revenue	5.000%	12/1/22	(15)	750	840
	Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/30	(14)	1,815	1,209
	Sacramento CA Regional Transportation District Farebox Revenue	5.000%	9/1/20	(Prere.)	185	195
	Sacramento CA Regional Transportation District Farebox Revenue	5.000%	3/1/23		330	346
	Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/25		445	531
	Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/27		575	678
	San Bernardino CA Community College District GO	0.000%	8/1/22	(4)	1,000	928
	San Bernardino County CA Transportation Authority Revenue	5.000%	3/1/31		500	547
	San Diego CA Community College District GO	5.000%	8/1/21	(Prere.)	500	543
	San Diego CA Community College District GO	5.000%	8/1/29		1,000	1,132
7	San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/19	(Prere.)	500	506
	San Diego CA Public Facilities Financing Authority Water Revenue	5.250%	8/1/20	(Prere.)	500	528
	San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/29		1,525	1,820
	San Diego CA Unified School District GO	0.000%	7/1/27		500	398
	San Diego CA Unified School District GO	5.000%	7/1/27		1,130	1,338
	San Diego CA Unified School District GO	5.500%	7/1/27	(4)	520	661
	San Diego CA Unified School District GO	0.000%	7/1/28		500	382
	San Diego CA Unified School District GO	0.000%	7/1/29		500	366
	San Diego CA Unified School District GO	0.000%	7/1/30		100	70
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/30	(4)	500	523
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/31		560	612
	San Diego County CA Water Authority Revenue	5.000%	5/1/28		1,000	1,169
	San Francisco CA Bay Area Rapid Transit District GO	5.000%	8/1/30		1,530	1,793
	San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/21		350	371
	San Francisco CA City & County (Earthquake Safety & Emergency Response) GO	5.000%	6/15/20	(Prere.)	500	525
	San Francisco CA City & County COP	5.000%	4/1/28		1,635	1,924
	San Francisco CA City & County COP	4.000%	4/1/33		1,000	1,068
	San Francisco CA City & County International Airport Revenue	5.000%	5/3/21	(Prere.)	95	102
	San Francisco CA City & County International Airport Revenue	5.250%	5/1/22		500	506
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/27		405	444
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/30		405	433

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
San Francisco CA City & County Public Utilities Commission Water Revenue	5.500%	11/1/20	(Prere.)	500	535
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	5/1/22	(Prere.)	1,245	1,379
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/31		1,690	1,989
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/32		1,000	1,149
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/35		1,500	1,728
San Francisco CA City & County Unified School District GO	4.000%	6/15/32		965	1,003
San Francisco CA City & County Unified School District GO	4.250%	6/15/33		1,000	1,045
San Joaquin County CA Transportation Authority Revenue	5.000%	3/1/27		1,000	1,223
San Ramon CA Public Financing Authority Tax Allocation Revenue	0.000%	2/1/33	(2)	1,475	862
Southern California Public Power Authority Revenue (Canyon Power Project)	5.000%	7/1/22		1,105	1,195
Southern California Public Power Authority Revenue (Milford Wind Corridor Phase I Project)	5.000%	7/1/26		1,000	1,031
State Center California Community College District GO	5.000%	8/1/29		1,000	1,170
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/34		1,030	1,201
Union CA Elementary School District GO	0.000%	9/1/28	(14)	1,080	826
Union City CA Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/30		1,635	1,892
University of California Revenue	5.250%	5/15/19	(Prere.)	1,985	2,012
University of California Revenue	5.000%	5/15/21	(Prere.)	160	172
University of California Revenue	5.000%	5/15/23		875	945
University of California Revenue	5.000%	5/15/23	(Prere.)	310	353
University of California Revenue	5.000%	5/15/28		690	776
University of California Revenue	5.000%	5/15/28		1,000	1,173
University of California Revenue	4.000%	5/15/33		2,500	2,676
University of California Revenue	4.000%	5/15/33		1,000	1,064
University of California Revenue	4.000%	5/15/34		1,770	1,864
University of California Revenue	4.000%	5/15/34		1,000	1,062
University of California Revenue	4.000%	5/15/35		2,000	2,117
University of California Revenue	5.000%	5/15/35		1,620	1,906
University of California Revenue	5.000%	5/15/35		1,165	1,366
University of California Revenue PUT	5.000%	5/15/23		3,635	4,108
West Contra Costa CA Unified School District GO	0.000%	8/1/32	(4)	1,155	722
West Contra Costa CA Unified School District GO	0.000%	8/1/34	(14)	1,225	689
					228,672
Colorado (0.9%)
Adams & Weld County CO School District No. 27J GO	5.000%	12/1/34		1,435	1,654
Adams County CO COP	5.000%	12/1/31		650	746

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Board of Governors of the Colorado State University System Enterprise Revenue	5.000%	3/1/23		300	336
Colorado (UCDHSC Fitzsimons Academic Projects) COP	5.000%	11/1/21		500	542
Colorado COP	4.000%	12/15/33		1,225	1,297
Colorado COP	4.000%	12/15/34		1,305	1,376
Colorado Educational & Cultural Facilities Authority Revenue (University of Denver)	4.000%	3/1/30		500	539
Colorado Health Facilities Authority Retirement Facilities Revenue (Liberty Heights Project)	0.000%	7/15/24	(ETM)	1,430	1,253
Colorado Health Facilities Authority Revenue (Adventist Health System/Sunbelt Obligated Group) PUT	5.000%	11/15/23		2,900	3,276
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.250%	2/1/31		2,500	2,626
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/27		500	539
Colorado Health Facilities Authority Revenue (NCMC Inc.)	4.000%	5/15/30		1,500	1,596
Colorado Springs CO Utility System Revenue	5.000%	11/15/22	(Prere.)	500	557
Denver CO City & County Airport Revenue	5.000%	11/15/20		515	545
Denver CO City & County Airport Revenue	5.000%	11/15/22		1,335	1,415
Denver CO City & County Airport Revenue	5.000%	11/15/24		1,065	1,230
Denver CO City & County Airport Revenue	5.000%	11/15/26		430	453
Denver CO City & County Airport Revenue	5.000%	12/1/26		750	892
Denver CO City & County Airport Revenue	4.000%	12/1/38		400	413
Denver CO City & County COP	5.000%	6/1/37		1,685	1,906
Denver CO City & County Dedicated Tax Revenue	0.000%	8/1/29		500	345
Denver CO City & County School District GO	4.000%	12/1/31		1,000	1,067
Denver CO City & County School District GO	5.000%	12/1/36		2,000	2,309
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/23	(14)	1,010	890
E-470 Public Highway Authority Colorado Revenue	5.375%	9/1/26		1,000	1,047
El Paso County CO School District No. 3 Widefield GO	5.000%	12/1/26		350	387
El Paso County CO School District No. 3 Widefield GO	5.000%	12/1/27		500	553
El Paso County CO School District No. 3 Widefield GO	5.000%	12/1/29		500	552
El Paso County CO School District No. 3 Widefield GO	5.000%	12/1/30		520	574
El Paso County CO School District No. 3 Widefield GO	5.000%	12/1/31		635	700
Garfield, Pitkin, & Eagle County CO School District GO	4.000%	12/15/34		1,000	1,059
Larimer County CO School District No. R-1 Poudre GO	5.000%	12/15/29		1,000	1,217
Regional Transportation District of Colorado COP	5.000%	6/1/20	(Prere.)	1,010	1,054
Regional Transportation District of Colorado COP	5.000%	6/1/20	(Prere.)	1,000	1,044

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
University of Colorado Enterprise System Revenue	5.000%	6/1/29	515	563
University of Colorado Enterprise System Revenue	4.000%	6/1/32	1,590	1,722
				38,274
Connecticut (0.6%)
Connecticut GO	5.000%	4/15/21	500	530
Connecticut GO	5.000%	11/15/22	1,935	2,113
Connecticut GO	5.000%	4/15/24	600	645
Connecticut GO	5.000%	5/15/25	1,755	1,979
Connecticut GO	5.000%	9/1/26	1,000	1,108
Connecticut GO	5.000%	4/15/28	500	531
Connecticut GO	5.000%	3/1/32	2,950	3,183
Connecticut GO	5.000%	10/15/32	705	748
Connecticut Health & Educational Facilities Authority Revenue (Covenant Retirement Communities)	5.000%	12/1/31	1,000	1,122
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/26	550	585
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	2/1/23	2,800	3,124
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	2/1/28	1,810	2,203
Connecticut Special Tax Revenue	5.000%	10/1/34	1,000	1,128
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/23	1,185	1,318
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/28	1,805	2,098
Hartford County CT Metropolitan District GO	5.000%	7/15/28	1,255	1,487
University of Connecticut GO	5.000%	2/15/27	635	711
				24,613
Delaware (0.1%)
Delaware GO	5.000%	2/1/19	600	601
Delaware GO	5.000%	7/1/20	612	641
Delaware GO	5.000%	10/1/20	700	738
Delaware GO	5.000%	2/1/25	1,000	1,170
Delaware Health Facilities Authority Revenue (Bayhealth Medical Center Obligated Group)	5.000%	6/1/30	600	675
				3,825
District of Columbia (0.2%)
District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/35	1,000	1,101
District of Columbia Income Tax Revenue	5.000%	12/1/24	1,350	1,501
District of Columbia Income Tax Revenue	5.000%	12/1/26	655	709
District of Columbia Income Tax Revenue	5.250%	12/1/27	500	515
District of Columbia Income Tax Revenue	5.000%	12/1/30	500	520
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/33	2,175	2,522
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/24	540	567

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/37		1,300	554
Washington D.C. Convention & Sports Authority Revenue	5.000%	10/1/26		1,040	1,221
					9,210
Florida (2.6%)
Brevard County FL School Board COP	5.000%	7/1/25		1,000	1,120
Broward County FL Airport System Revenue	5.000%	10/1/28		400	436
Broward County FL Airport System Revenue	5.375%	10/1/29		500	513
Broward County FL Airport System Revenue	5.500%	10/1/31		1,000	1,132
Central Florida Expressway Authority Revenue	4.000%	7/1/32		1,000	1,049
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/20		1,230	1,265
Citizens Property Insurance Corp. Florida Revenue (Personal Lines Account/Commercial Lines Account)	5.000%	6/1/20		650	677
Florida Board of Education Lottery Revenue	4.000%	7/1/27		1,230	1,303
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/19		220	223
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/21		760	817
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/21		1,270	1,366
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22		500	511
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22		4,285	4,722
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/24		625	706
Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/27		1,255	1,325
Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/29		1,365	1,435
Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/32		1,675	1,796
Florida Department of Transportation GO	5.000%	7/1/19		545	554
Florida Department of Transportation GO	5.000%	7/1/27		1,315	1,593
Florida GO	4.000%	6/1/27		1,455	1,559
Florida Municipal Power Agency Revenue	4.000%	10/1/30		2,500	2,723
Florida Turnpike Authority Revenue	5.000%	7/1/19		500	508
Florida Turnpike Authority Revenue	4.000%	7/1/34		1,385	1,459
Florida Turnpike Authority Revenue	4.000%	7/1/34		1,000	1,050
Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health System/Sunbelt Obligated Group)	5.625%	11/15/19	(Prere.)	10	10
Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health System/Sunbelt Obligated Group)	5.625%	11/15/37		3,990	4,107
Hillsborough County FL Industrial Development Authority Hospital Revenue (Tampa General Hospital Project)	5.000%	10/1/28		500	552

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Jacksonville FL Electric Authority Electric System Revenue	5.000%	4/1/21	(Prere.)	310	331
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/26		1,005	1,157
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/27		1,160	1,280
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/31		190	201
Jacksonville FL Electric Authority Electric System Revenue	4.000%	10/1/37		1,955	2,021
Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/19		565	578
Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/27		830	973
Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/27		1,905	2,243
Jacksonville FL Health Care Facilities Revenue (Baptist Health System Obligated Group)	4.000%	8/15/37		1,250	1,296
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/30		1,085	1,226
Jacksonville FL Special Revenue	5.000%	10/1/32		500	547
Lakeland FL Educational Facilities Revenue (Florida Southern College Project)	5.000%	9/1/31		880	936
Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/26		1,465	1,691
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/27		1,000	1,103
Miami Beach FL Resort Tax Revenue	5.000%	9/1/34		1,020	1,154
Miami Beach FL Stormwater Revenue	5.000%	9/1/27		1,000	1,200
Miami Beach FL Water & Sewer Revenue	5.000%	9/1/27		575	690
Miami Beach FL Water & Sewer Revenue	5.000%	10/1/30		1,500	1,720
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/34		1,895	1,988
Miami FL Special Obligation Street & Sidewalk Improvement Program Revenue	5.000%	1/1/30	(4)	1,325	1,521
Miami FL Special Obligation Street & Sidewalk Improvement Program Revenue	5.000%	1/1/35	(4)	1,000	1,125
Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.875%	10/1/24		500	523
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/30		585	610
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/33		1,425	1,628
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/34		1,000	1,138
Miami-Dade County FL Building Better Communities GO	5.000%	7/1/36		1,160	1,311
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	5.000%	8/1/25		1,000	1,111
Miami-Dade County FL Public Health Trust GO	4.000%	7/1/32		1,750	1,880
Miami-Dade County FL School Board COP	5.000%	2/1/26		1,410	1,643
Miami-Dade County FL Seaport Revenue	5.750%	10/1/28		1,510	1,713

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/22		1,515	1,676
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/24		1,000	1,099
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/30		500	545
Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/39		1,265	543
Miami-Dade County FL Transit Sales Surtax Revenue	4.000%	7/1/31		1,400	1,489
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/22		1,760	1,947
North Brevard County FL Hospital District Revenue	5.000%	1/1/34		1,000	1,084
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/30		1,510	1,715
Orange County FL Health Facilities Authority Revenue (Nemours Foundation Project)	5.000%	1/1/19		500	500
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/20	(Prere.)	500	523
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/28	(4)	1,520	1,784
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/19		815	798
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/20		1,270	1,207
Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	5.000%	12/1/25		560	624
Palm Beach County FL Public Improvement Revenue	5.000%	5/1/33		1,245	1,435
Palm Beach County FL School Board COP	5.000%	8/1/29		1,520	1,738
Palm Beach County FL School Board COP	5.000%	8/1/32		1,500	1,692
Reedy Creek FL Improvement District GO	4.000%	6/1/34		1,190	1,252
Reedy Creek FL Improvement District GO	4.000%	6/1/35		1,000	1,051
Seacoast FL Utility Authority Water & Sewer Revenue	5.000%	3/1/21		1,230	1,312
South Broward FL Hospital District Revenue	4.000%	5/1/33		1,000	1,044
South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	4.000%	8/15/33		1,170	1,216
St. Johns County FL Water & Sewer Revenue	0.000%	6/1/24		1,110	970
Sunshine State Governmental Financing Commission Florida Revenue (Miami Dade County Program)	5.000%	9/1/26		1,000	1,115
Tallahassee FL Energy System Revenue	5.000%	10/1/35		1,000	1,127
Tallahassee FL Utility System Revenue	5.000%	10/1/29		1,015	1,162
Tallahassee FL Utility System Revenue	5.000%	10/1/30		750	856
Tallahassee FL Utility System Revenue	5.000%	10/1/34		1,265	1,429
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/37		2,000	2,295
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/19		425	433
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/20		535	561

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/26		200	219
Tampa FL Health System Revenue (BayCare Health System)	5.000%	11/15/33		1,575	1,706
Tampa FL Hospital Revenue	5.000%	7/1/23		750	818
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/30		200	234
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/31		250	292
Tohopekaliga FL Water Authority Utility System Revenue	4.000%	10/1/21		1,245	1,315
Tohopekaliga FL Water Authority Utility System Revenue	5.750%	10/1/21	(Prere.)	500	551
Tohopekaliga FL Water Authority Utility System Revenue	4.000%	10/1/32		1,000	1,071
Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/29		860	999
					114,476
Georgia (1.4%)
Athens-Clarke County GA Unified Government Water & Sewerage Revenue	4.000%	1/1/32		1,000	1,056
Atlanta GA Airport Revenue	5.000%	1/1/33		2,000	2,228
Atlanta GA Development Authority Revenue	5.000%	7/1/29		1,000	1,148
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/21		1,500	1,630
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/25		1,290	1,504
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/27	(4)	535	680
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/36		1,170	1,357
Bulloch County GA Development Authority Revenue (Georgia Southern University Housing Foundation)	5.000%	7/1/27		490	580
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/24		400	445
Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/27		600	716
Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/31		790	918
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31		500	540
Georgia GO	5.000%	5/1/19	(Prere.)	500	505
Georgia GO	5.000%	2/1/20		1,375	1,423
Georgia GO	5.000%	7/1/21		2,000	2,156
Georgia GO	5.000%	7/1/22		500	508
Georgia GO	5.000%	7/1/24		1,500	1,736
Georgia GO	5.000%	7/1/28		2,980	3,666
Georgia GO	5.000%	2/1/30		1,500	1,788
Georgia GO	5.000%	2/1/31		1,500	1,777
Georgia GO	5.000%	7/1/32		2,565	3,094
Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/25		600	688

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/31		350	397
Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/33		1,575	1,772
Gwinnett County GA School District GO	5.000%	2/1/28		500	578
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/19		425	428
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/21		600	634
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/22		525	566
Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	9/1/23		6,010	6,331
Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/1/23		6,245	6,594
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/31		1,410	1,641
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	4.000%	7/1/33		1,835	1,970
Municipal Electric Authority Georgia Revenue	5.000%	1/1/19		1,015	1,015
Municipal Electric Authority Georgia Revenue	5.000%	1/1/26		1,500	1,696
Municipal Electric Authority Georgia Revenue	5.000%	1/1/28	(15)	1,495	1,693
Municipal Electric Authority Georgia Revenue	5.000%	1/1/29		1,795	2,052
Municipal Electric Authority Georgia Revenue	5.000%	1/1/35		1,685	1,816
Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/28		500	511
					59,837
Guam (0.1%)
Guam Government Business Privilege Tax Revenue	5.000%	11/15/26		735	803
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.250%	7/1/23		1,000	1,101
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.250%	7/1/33		1,305	1,387
Guam International Airport Authority Revenue	5.000%	10/1/21		350	369
					3,660
Hawaii (0.8%)
Hawaii Department of Budget & Finance Special Purpose Revenue (Hawaii Pacific Health Obligated Group)	5.000%	7/1/19		250	254
Hawaii Department of Budget & Finance Special Purpose Revenue (Hawaii Pacific Health Obligated Group)	5.000%	7/1/20		320	334
Hawaii Department of Budget & Finance Special Purpose Revenue (Hawaii Pacific Health Obligated Group)	5.000%	7/1/21		400	429
Hawaii GO	5.000%	6/1/19	(Prere.)	285	289
Hawaii GO	5.000%	6/1/19	(Prere.)	215	218
Hawaii GO	5.000%	10/1/21		2,500	2,711
Hawaii GO	5.000%	12/1/21		375	408
Hawaii GO	5.000%	12/1/21	(Prere.)	310	337
Hawaii GO	5.000%	12/1/21	(Prere.)	190	207

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Hawaii GO	5.000%	8/1/24		1,765	2,039
Hawaii GO	5.000%	8/1/25		1,500	1,726
Hawaii GO	5.000%	10/1/25		1,530	1,803
Hawaii GO	5.000%	10/1/28		1,235	1,458
Hawaii GO	4.000%	4/1/30		1,500	1,614
Hawaii GO	4.000%	4/1/31		1,000	1,072
Hawaii GO	5.000%	1/1/33		1,475	1,737
Hawaii GO	5.000%	1/1/36		4,060	4,717
Hawaii GO	4.000%	1/1/37		2,065	2,167
Hawaii Pacific Health Revenue	5.000%	7/1/19	(ETM)	575	584
Honolulu HI City & County GO	5.000%	10/1/20		2,050	2,161
Honolulu HI City & County GO	5.000%	12/1/20	(Prere.)	310	329
Honolulu HI City & County GO	5.250%	8/1/21	(Prere.)	1,245	1,351
Honolulu HI City & County GO	5.250%	8/1/21	(Prere.)	500	543
Honolulu HI City & County GO	5.000%	10/1/28		1,000	1,162
Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/30		2,000	2,299
Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/31		1,000	1,145
University of Hawaii Revenue	5.000%	10/1/19	(Prere.)	500	512
					33,606
Idaho (0.0%)
Idaho Health Facilities Authority Revenue (St. Lukes Health System Project)	5.000%	3/1/28		1,595	1,866

Illinois (3.0%)
Chicago IL Board of Education GO	5.000%	12/1/19	(14)	840	856
Chicago IL Board of Education GO	5.000%	12/1/21		1,000	1,038
Chicago IL Board of Education GO	5.250%	12/1/21	(14)	540	574
Chicago IL Board of Education GO	5.000%	12/1/23		1,000	1,045
Chicago IL Board of Education GO	5.000%	12/1/24		700	735
Chicago IL Board of Education GO	5.000%	12/1/24		1,500	1,575
Chicago IL Board of Education GO	7.000%	12/1/26		500	584
Chicago IL Board of Education GO	0.000%	12/1/28	(14)	1,000	665
Chicago IL Board of Education GO	5.000%	12/1/30	(4)	1,250	1,398
Chicago IL Board of Education GO	5.250%	12/1/35		1,225	1,257
Chicago IL Board of Education GO	5.000%	4/1/36		1,270	1,362
Chicago IL GO	5.000%	1/1/24		520	551
Chicago IL GO	5.000%	1/1/26		335	353
Chicago IL GO	5.000%	1/1/27	(4)	1,945	1,999
Chicago IL GO	5.125%	1/1/27		100	105
Chicago IL GO	5.250%	1/1/28		200	212
Chicago IL GO	5.000%	1/1/29		10	10
Chicago IL Housing Authority Revenue	5.000%	1/1/33		1,000	1,139
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/31		500	534
Chicago IL Midway Airport Revenue	5.000%	1/1/26		210	230
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/19		250	250
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/20		300	305
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/22		300	314
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/24		200	223
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/25		1,010	1,158
Chicago IL O’Hare International Airport Revenue	5.500%	1/1/26		1,000	1,121
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/29		1,000	1,123

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/29		1,500	1,765
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31		1,030	1,146
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/32		500	535
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/33		1,000	1,104
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/35		1,855	2,060
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/38		1,000	1,133
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/39		1,000	1,129
Chicago IL Park District GO	5.000%	1/1/19		1,115	1,115
Chicago IL Park District GO	5.000%	1/1/19		750	750
Chicago IL Park District GO	5.000%	1/1/32		1,225	1,333
Chicago IL Park District GO	5.000%	1/1/33		1,000	1,104
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/28		1,000	1,128
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/29		1,525	1,667
Chicago IL Waterworks Revenue	5.000%	11/1/30		1,000	1,098
Cook County IL GO	5.000%	11/15/21		500	512
Cook County IL GO	5.250%	11/15/25		1,000	1,068
Cook County IL GO	5.000%	11/15/26	(4)	1,000	1,160
Cook County IL GO	5.000%	11/15/28		660	685
Cook County IL GO	5.250%	11/15/28		565	599
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/26		1,500	1,704
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/33		2,550	2,818
Illinois Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/32		500	536
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/29		1,300	1,465
Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	7/1/31		1,000	1,157
Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/33		1,000	1,134
Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/34		1,000	1,128
Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group)	5.000%	1/1/36		1,000	1,094
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.000%	5/15/37		1,000	1,028
Illinois Finance Authority Revenue (Mercy Health System)	4.000%	12/1/28		1,000	1,044
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.750%	8/15/19	(Prere.)	95	97
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.000%	7/1/35		1,000	1,104
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/28		1,250	1,465
Illinois Finance Authority Revenue (Rehabilitation Institute of Chicago)	5.500%	7/1/28		2,000	2,219
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/33		1,050	1,167
Illinois Finance Authority Revenue (Trinity Health Corp.)	5.000%	12/1/21	(Prere.)	500	542
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/29		500	537

Tax-Managed Balanced Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/35		1,000	1,127
	Illinois GO	5.000%	11/1/19		1,000	1,021
	Illinois GO	5.000%	1/1/20	(4)	200	205
	Illinois GO	5.000%	8/1/20		305	314
	Illinois GO	5.000%	11/1/20		2,500	2,581
	Illinois GO	5.000%	1/1/21	(4)	710	728
	Illinois GO	5.000%	5/1/21		505	525
	Illinois GO	5.000%	8/1/21		605	630
	Illinois GO	5.000%	11/1/21		4,015	4,198
	Illinois GO	5.000%	8/1/22		500	526
	Illinois GO	5.000%	10/1/22		1,290	1,360
	Illinois GO	5.000%	11/1/22		1,000	1,055
	Illinois GO	5.000%	11/1/22		2,300	2,426
	Illinois GO	5.000%	2/1/23		540	570
	Illinois GO	5.000%	11/1/23		1,000	1,062
	Illinois GO	5.500%	7/1/24		1,100	1,191
	Illinois GO	5.000%	8/1/24		1,500	1,565
	Illinois GO	5.000%	10/1/24		1,470	1,568
	Illinois GO	5.000%	11/1/24		1,785	1,905
	Illinois GO	5.000%	3/1/26	(4)	1,125	1,195
	Illinois GO	5.000%	11/1/26		1,785	1,914
	Illinois GO	5.000%	2/1/28		1,690	1,802
	Illinois GO	5.000%	10/1/28		2,000	2,147
	Illinois GO	5.250%	2/1/30		1,900	1,988
	Illinois GO	5.250%	7/1/31		1,000	1,046
	Illinois Regional Transportation Authority Revenue	6.250%	7/1/23	(4)	500	586
	Illinois Sales Tax Revenue	5.000%	6/15/28		1,000	1,076
	Illinois Sales Tax Revenue	5.000%	6/15/36		1,000	1,060
	Illinois Sales Tax Revenue	5.000%	6/15/37		1,000	1,057
	Illinois Toll Highway Authority Revenue	5.000%	1/1/28		500	514
3	Illinois Toll Highway Authority Revenue	5.000%	1/1/29		1,600	1,915
	Illinois Toll Highway Authority Revenue	5.000%	1/1/30		1,000	1,097
3	Illinois Toll Highway Authority Revenue	5.000%	1/1/30		1,490	1,765
3	Illinois Toll Highway Authority Revenue	5.000%	1/1/31		1,600	1,882
	Illinois Toll Highway Authority Revenue	5.000%	1/1/32		500	546
	Illinois Toll Highway Authority Revenue	5.000%	1/1/37		1,200	1,362
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/21	(14)	1,100	1,016
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/26	(4)	755	573
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/27	(4)	920	668
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/29	(14)	2,125	1,339
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/31	(14)	290	165
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/33	(14)	1,100	577
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/33	(14)	1,745	896
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/38	(14)	1,000	400

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/19	(ETM)	185	183
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/19	(14)	935	923
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/27		710	766
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/28		1,500	1,552
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/31	(14)	1,515	882
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/32	(14)	1,115	617
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/37	(14)	1,000	423
Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/26		1,000	1,161
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.250%	6/1/20		1,215	1,265
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.500%	6/1/21	(Prere.)	1,060	1,149
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	6.000%	6/1/21	(Prere.)	400	438
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/26		1,560	1,786
Romeoville IL Revenue (Lewis University Project)	5.000%	10/1/28		1,000	1,085
Southwestern Illinois Development Authority Health Facilities Revenue (Hospital Sisters Services Inc.)	5.000%	2/15/28		1,000	1,177
Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/29		1,000	654
Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/30		1,000	1,002
					130,252
Indiana (0.8%)
Ball State University Student Fee Indiana Revenue	5.000%	7/1/32		350	407
Ball State University Student Fee Indiana Revenue	5.000%	7/1/34		1,050	1,212
Ball State University Student Fee Indiana Revenue	5.000%	7/1/35		1,450	1,669
Hammond IN Multi-School Building Corp. Revenue	5.000%	1/15/29		505	587
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/22		1,100	1,223
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/33		1,390	1,561

Tax-Managed Balanced Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	11/1/28		515	613
3	Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/27		700	812
3	Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/30		450	525
	Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/25		690	748
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/29		1,155	1,348
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/30		1,520	1,763
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/31		1,120	1,293
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	4.000%	11/1/35		1,685	1,726
	Indiana Finance Authority Revenue (Marquette Project)	5.000%	3/1/24		1,645	1,767
	Indiana Finance Authority Revenue (Marquette Project)	5.000%	3/1/25		650	702
	Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/30		1,000	1,163
	Indiana Finance Authority Revenue (State Revolving Fund)	5.000%	2/1/32		500	553
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/32		500	546
	Indiana Municipal Power Agency Revenue	5.000%	1/1/34		1,415	1,608
	Indiana Municipal Power Agency Revenue	5.000%	1/1/36		1,000	1,145
	Indiana Office Building Commission Facilities Revenue (New Castle Correctional Facility)	5.250%	7/1/19	(14)	500	509
	Indiana University Student Fee Revenue	5.000%	6/1/19		445	451
	Indianapolis IN Department of Public Utilities Water System Revenue	5.000%	10/1/35		1,400	1,647
	Indianapolis IN Local Public Improvement Bond Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/20	(Prere.)	1,500	1,547
	Indianapolis IN Local Public Improvement Bond Bank Revenue (Waterworks Project)	5.500%	1/1/38	(12)	1,915	1,915
	Ivy IN Tech Community College Revenue	5.000%	7/1/32		825	973
	Ivy IN Tech Community College Revenue	5.000%	7/1/33		850	999
	Purdue University Indiana University Student Facilities System Revenue	5.000%	7/1/21		870	937
	Richmond IN Hospital Authority Revenue (Reid Hospital & Health Care Services Inc.)	5.000%	1/1/24		700	777
						32,726
Iowa (0.2%)
	Iowa Finance Authority Health Facilities Revenue (Mercy Medical Center Project)	5.000%	8/15/27		1,435	1,548
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22		5	5
8	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.875%	12/1/27		320	338

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project) PUT	5.250%	12/1/37		2,120	2,253
Iowa Special Obligation Revenue (Ijobs Program)	5.000%	6/1/19	(Prere.)	220	223
Polk County IA GO	4.000%	6/1/25		2,115	2,255
					6,622
Kansas (0.3%)
Butler County KS Unified School District No. 385 Andover GO	4.000%	9/1/29		1,000	1,093
Johnson County KS Public Building Commission (Courthouse & Medical Examiners Facilities) Revenue	4.000%	9/1/27		1,000	1,108
Kansas Department of Transportation Highway Revenue	5.000%	9/1/20		1,035	1,089
Kansas Department of Transportation Highway Revenue	5.000%	9/1/25		510	589
Kansas Department of Transportation Highway Revenue	5.000%	9/1/26		700	807
Kansas Development Finance Authority Revenue	5.000%	5/1/20		1,520	1,583
Kansas Development Finance Authority Revenue	5.000%	5/1/25		1,345	1,496
Kansas Development Finance Authority Revenue	5.000%	5/1/27		1,585	1,756
Kansas Development Finance Authority Revenue	5.000%	4/1/32		1,325	1,455
Leavenworth County KS Unified School District GO	4.500%	9/1/19	(12)	500	509
Sedgwick County KS Unified School District No. 266 (Maize) GO	5.000%	9/1/23		1,350	1,526
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.000%	11/15/21	(Prere.)	500	542
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/23		1,000	1,097
					14,650
Kentucky (0.7%)
Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corporation Project)	5.000%	9/1/29		1,980	2,301
Kentucky Economic Development Finance Authority Health System Revenue (Norton Healthcare Inc. & Affiliates)	0.000%	10/1/25	(14)	1,220	984
Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/31		1,515	1,671
Kentucky Economic Development Finance Authority Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/30		645	658
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/29	(14)	1,000	1,130
Kentucky Property & Building Commission Revenue	5.000%	5/1/34	(15)	1,000	1,136
Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	4/1/24		9,105	9,516
Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	1/1/25		6,000	6,343
Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/25		1,200	1,258

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Kentucky Public Transportation Infrastructure Authority Toll Revenue (Downtown Crossing Project) BAN	0.000%	7/1/21		1,325	1,221
Kentucky Public Transportation Infrastructure Authority Toll Revenue (Downtown Crossing Project) BAN	0.000%	7/1/22		810	719
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/19	(Prere.)	305	310
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/28		1,000	1,110
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/30		1,000	1,061
Warren County KY Hospital Revenue (Bowling Green-Warren County Community Hospital Corp. Project)	5.000%	4/1/28		1,050	1,150
					30,568
Louisiana (0.3%)
Bossier City LA Utilities Revenue	5.000%	10/1/22		500	552
Bossier City LA Utilities Revenue	5.000%	10/1/23		595	671
East Baton Rouge Parish LA Industrial Development Board Revenue (ExxonMobil Project) VRDO	1.660%	1/2/19		4	4
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/35		1,065	1,225
Louisiana GO	5.000%	4/1/24		2,625	2,997
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/29	(15)	1,315	1,543
Louisiana Public Facilities Authority Hospital Revenue (Louisiana Children’s Medical Center)	5.000%	6/1/36		1,250	1,413
Louisiana State University Revenue	5.000%	7/1/23		455	509
New Orleans LA Aviation Board Revenue	5.000%	10/1/27	(4)	900	1,053
New Orleans LA GO	5.000%	12/1/31		500	546
St. Charles Parish LA Gulf Opportunity Zone Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22		1,660	1,726
					12,239
Maine (0.0%)
Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/29		445	521
Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/30		600	696
Portland ME Airport Revenue	5.000%	1/1/20	(4)	500	513
					1,730
Maryland (1.6%)
Anne Arundel County MD GO	5.000%	10/1/20		1,455	1,535
Anne Arundel County MD GO	5.000%	4/1/23		1,190	1,340
Anne Arundel County MD GO	5.000%	10/1/27		1,455	1,709
Baltimore County MD GO	5.000%	2/1/21		1,500	1,598
Baltimore County MD GO	5.000%	8/1/21		1,435	1,550
Baltimore County MD GO	4.000%	3/1/30		1,200	1,314

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Baltimore MD Consolidated Public Improvement GO	5.000%	10/15/22	(Prere.)	650	723
Baltimore MD Project Revenue	5.000%	7/1/24		2,070	2,382
Howard County MD GO	5.000%	2/15/21	(Prere.)	750	800
Howard County MD GO	5.000%	8/15/21	(Prere.)	80	86
Howard County MD GO	5.000%	8/15/24		120	129
Howard County MD GO	5.000%	2/15/25		1,040	1,217
Maryland Department of Transportation Revenue	5.000%	2/15/19		1,955	1,963
Maryland Department of Transportation Revenue	5.000%	2/15/20		1,090	1,129
Maryland Department of Transportation Revenue	5.000%	5/1/20		2,240	2,334
Maryland Department of Transportation Revenue	4.000%	12/1/23		1,905	2,016
Maryland Department of Transportation Revenue	4.000%	12/15/29		1,365	1,472
Maryland GO	5.000%	3/1/19		1,200	1,206
Maryland GO	5.000%	3/15/19	(Prere.)	500	503
Maryland GO	5.000%	8/1/20	(Prere.)	870	913
Maryland GO	5.250%	8/1/20		1,000	1,054
Maryland GO	5.000%	6/1/21		2,415	2,597
Maryland GO	4.000%	8/1/21		1,000	1,054
Maryland GO	5.000%	8/1/21		1,000	1,080
Maryland GO	5.000%	8/1/22		1,750	1,939
Maryland GO	5.000%	8/1/22		1,500	1,662
Maryland GO	5.000%	8/1/22		4,000	4,433
Maryland GO	4.000%	8/1/23		2,455	2,671
Maryland GO	5.000%	8/1/23		1,695	1,923
Maryland GO	5.000%	8/1/23		1,670	1,894
Maryland GO	4.000%	8/1/26		1,970	2,113
Maryland GO	4.000%	6/1/29		2,000	2,151
Maryland GO	5.000%	3/15/31		1,600	1,927
Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare Obligated Group)	5.500%	1/1/31		1,950	2,261
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/27		500	547
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/31		750	857
Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins Health System Obligated Group)	5.000%	7/1/24		500	553
Maryland Health & Higher Educational Facilities Authority Revenue (Maryland Institute College of Art)	5.000%	6/1/20		500	519
Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center, Inc.)	5.000%	7/1/33		1,215	1,335
Maryland Transportation Authority Facilities Projects Revenue	5.000%	7/1/22		500	508

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Maryland Transportation Authority GAN	5.250%	3/1/20		500	503
Montgomery County MD GO	5.000%	11/1/22		1,000	1,115
Montgomery County MD GO	5.000%	11/1/22		1,275	1,421
Montgomery County MD GO	5.000%	11/1/23		2,870	3,273
Montgomery County MD GO	4.000%	12/1/30		1,555	1,667
Montgomery County MD GO	3.750%	11/1/37		1,000	1,007
Prince Georges County MD GO	5.000%	7/15/22		1,615	1,788
Prince Georges County MD GO	5.000%	9/15/23		580	627
Washington MD Suburban Sanitary Commission GO	4.000%	6/15/33		1,000	1,076
					71,474
Massachusetts (1.1%)
Boston MA GO	5.000%	4/1/20		780	812
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/22		495	551
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.500%	7/1/26	(14)	410	504
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/28		500	622
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/31		925	1,152
Massachusetts College Building Authority Revenue	5.250%	5/1/19	(Prere.)	445	450
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/23		500	515
Massachusetts Development Finance Agency Revenue (Boston College)	5.000%	7/1/37		1,750	2,015
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/29		1,225	1,405
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/38		1,085	1,194
Massachusetts Development Finance Agency Revenue (Emerson College)	5.500%	1/1/20	(Prere.)	410	425
Massachusetts Development Finance Agency Revenue (Emerson College)	5.500%	1/1/20	(Prere.)	40	41
Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	1/1/20		355	367
Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/25		750	783
Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/26		510	532
Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/27		600	626
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/25		1,275	1,461
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.125%	7/1/26		720	765
Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/32		1,105	1,244
Massachusetts Educational Financing Authority Education Loan Revenue	5.500%	1/1/22		300	311
Massachusetts GO	5.000%	3/1/19	(Prere.)	500	503
Massachusetts GO	5.000%	7/1/19	(Prere.)	500	508
Massachusetts GO	5.000%	8/1/20		500	525

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Massachusetts GO	5.250%	8/1/20		300	316
Massachusetts GO	5.500%	10/1/20	(14)	500	532
Massachusetts GO	5.500%	10/1/20		500	532
Massachusetts GO	5.000%	4/1/21	(Prere.)	500	535
Massachusetts GO	5.000%	8/1/22		1,000	1,108
Massachusetts GO	5.250%	8/1/23		525	601
Massachusetts GO	5.000%	12/1/23		1,520	1,735
Massachusetts GO	5.000%	12/1/24		2,000	2,328
Massachusetts GO	2.253%	11/1/25		1,380	1,363
Massachusetts GO	4.000%	11/1/30		1,980	2,080
Massachusetts GO	5.000%	1/1/31		1,000	1,190
Massachusetts GO	5.000%	5/1/31		1,675	1,860
Massachusetts GO	5.000%	9/1/31		1,500	1,864
Massachusetts GO	5.000%	9/1/37		1,000	1,165
Massachusetts Health & Educational Facilities Authority Revenue (Baystate Medical Center) VRDO	1.650%	1/2/19	LOC	1,500	1,500
Massachusetts Health & Educational Facilities Authority Revenue (Harvard University)	5.000%	12/15/19	(Prere.)	500	515
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	5/15/19	(ETM)	390	395
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	5/15/19		110	111
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	10/15/20		225	238
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	5/15/21	(ETM)	900	966
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/23		645	714
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/31		1,500	1,720
Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.000%	8/15/32		600	636
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/34		1,010	1,146
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	2/15/36		1,500	1,665
Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/26	(14)	510	617
Massachusetts Transportation Fund Revenue	4.000%	6/1/35		1,000	1,065
Massachusetts Turnpike Authority Revenue (Metropolitan Highway System)	0.000%	1/1/29	(14)	300	222
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/19		240	244
Massachusetts Water Pollution Abatement Trust Revenue	5.250%	8/1/20		200	211
Massachusetts Water Pollution Abatement Trust Revenue	5.250%	8/1/21		500	543
Massachusetts Water Pollution Abatement Trust Revenue	5.250%	8/1/30		625	795
Massachusetts Water Resources Authority Revenue	5.000%	8/1/25		895	938
					48,761

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Michigan (1.4%)
Battle Creek MI School District GO	5.000%	5/1/25		535	618
Birmingham MI City School District GO	5.000%	5/1/22		740	814
Chippewa Valley MI Schools GO	5.000%	5/1/33		1,000	1,143
Dearborn MI School District GO	5.000%	5/1/34		1,200	1,332
Detroit MI City School District GO	5.250%	5/1/28	(4)	500	596
Detroit MI Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/35	(4)	1,120	1,198
Detroit MI Sewage Disposal System Revenue	7.000%	7/1/19	(Prere.)	1,000	1,025
Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.000%	7/1/22		455	494
Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.000%	7/1/23		1,050	1,142
Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.000%	7/1/32		1,000	1,072
Downriver Utility Wastewater Authority Revenue	5.000%	4/1/34	(4)	1,020	1,154
Eastern Michigan University Revenue	5.000%	3/1/27	(15)	500	586
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/27		1,840	2,182
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/28		1,205	1,444
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/29		1,200	1,421
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/31		1,645	1,874
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/37		1,000	1,147
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/28		1,000	1,162
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/29		1,420	1,708
Great Lakes MI Water Authority Water Supply System Revenue	4.000%	7/1/33	(4)	1,000	1,038
Hudsonville MI Public Schools GO	5.000%	5/1/31		410	474
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/29		625	724
Lincoln MI Consolidated School District GO	5.000%	5/1/24	(4)	1,000	1,137
Marysville MI Public Schools District GO	5.000%	5/1/28		1,630	1,891
Michigan Building Authority Revenue	5.000%	10/15/20	(4)	500	513
Michigan Building Authority Revenue	5.000%	4/15/24		1,550	1,774
Michigan Building Authority Revenue	5.000%	10/15/32		1,155	1,332
Michigan Building Authority Revenue	5.000%	4/15/33		1,000	1,134
Michigan Finance Authority Hospital Revenue Bonds (Trinity Health Credit Group)	5.000%	12/1/35		920	981
Michigan Finance Authority Revenue	5.000%	10/1/22		500	535
Michigan Finance Authority Revenue	5.000%	11/1/28		1,000	1,204
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/22	(4)	1,000	1,097
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/23	(4)	1,000	1,121
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/28		750	844

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/29		1,500	1,662
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/33		1,000	1,096
Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/26		1,210	1,412
Michigan Finance Authority Revenue (Kalamazoo College Project)	5.000%	12/1/26		800	935
Michigan Finance Authority Revenue (Kalamazoo College Project)	5.000%	12/1/27		965	1,138
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/27		500	547
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/22		2,165	2,407
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/22	(Prere.)	500	555
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/22	(Prere.)	1,000	1,110
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/28		2,100	2,465
Michigan GO	5.500%	5/1/19	(Prere.)	595	602
Michigan State University Revenue	5.000%	8/15/20		1,040	1,093
Michigan Trunk Line Revenue	5.000%	11/1/21		500	513
Oakland University MI Revenue	5.000%	3/1/30		1,250	1,425
Portage MI Public Schools GO	5.000%	11/1/34		1,250	1,425
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/25		1,450	1,635
University of Michigan Revenue	5.000%	4/1/32		2,010	2,369
Wayne County MI Airport Authority Revenue	5.000%	12/1/25		835	968
Wayne County MI Airport Authority Revenue	5.000%	12/1/30		1,300	1,486
					62,754
Minnesota (0.6%)
Bloomington MN Independent School District No. 271 GO	5.000%	2/1/22		2,010	2,198
Farmington MN Independent School District No. 192 GO	5.000%	2/1/21		1,800	1,913
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/25		320	371
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/26		300	353
Minneapolis & St. Paul MN Metropolitan Council Wastewater GO	5.000%	3/1/21		1,435	1,533
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/26		1,855	2,058
Minnesota GO	5.000%	8/1/19		500	509
Minnesota GO	5.000%	8/1/19	(Prere.)	500	509
Minnesota GO	5.000%	11/1/19	(Prere.)	270	277
Minnesota GO	5.000%	11/1/20		65	67
Minnesota GO	5.000%	10/1/21		1,925	2,088
Minnesota GO	5.000%	8/1/22		1,325	1,468
Minnesota GO	5.000%	8/1/25		1,500	1,767
Minnesota GO	5.000%	8/1/27		1,005	1,176
Minnesota GO	4.000%	8/1/35		1,000	1,081

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/35		595	635
Osseo MN Independent School District No. 279 GO	5.000%	2/1/28		1,000	1,189
Rochester MN Health Care Facilities Revenue (Mayo Clinic)	5.000%	11/15/31		1,000	1,237
Southern Minnesota Municipal Power Agency Power Supply System Revenue	5.250%	1/1/19	(Prere.)	500	500
St. Francis MN Independent School District No. 15 GO	5.000%	2/1/26		385	428
St. Francis MN Independent School District No. 15 GO	5.000%	2/1/27		485	538
St. Francis MN Independent School District No. 15 GO	5.000%	2/1/28		225	250
St. Francis MN Independent School District No. 15 GO	4.000%	2/1/29		515	543
St. Francis MN Independent School District No. 15 GO	4.000%	2/1/30		550	577
St. Francis MN Independent School District No. 15 GO	4.000%	2/1/32		775	807
University of Minnesota Revenue	5.000%	8/1/19		500	509
University of Minnesota Revenue	5.250%	12/1/20	(Prere.)	500	532
West St. Paul MN Independent School District No. 197 Revenue (Mendota Heights-Eagan)	4.000%	2/1/28		1,000	1,111
					26,224
Mississippi (0.2%)
DeSoto County MS School District GO	5.000%	5/1/19		370	374
Mississippi Development Bank Special Obligation Revenue (Marshall County Industrial Development Highway Refunding Project)	5.000%	1/1/26		1,315	1,508
Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	5.000%	6/1/30		1,680	1,958
Mississippi GO	5.000%	11/1/29		1,000	1,161
Mississippi Institutions of Higher Learning Revenue (University of Mississippi Medical Center)	4.000%	6/1/34		1,000	1,033
Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/23	(Prere.)	1,000	1,132
Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/30		565	664
Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/31		495	579
					8,409
Missouri (0.4%)
Jackson County MO School District No. 4 GO (Blue Springs)	6.000%	3/1/38		1,000	1,268
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/26		1,190	1,358
Kansas City MO Sanitary Sewer System Revenue	5.000%	1/1/32		1,000	1,176
Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/34		500	584

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis College of Pharmacy Project)	5.000%	5/1/30		500	533
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis College of Pharmacy Project)	5.000%	5/1/34		880	928
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/25		1,480	1,677
Missouri Health & Educational Facilities Authority Revenue (Children’s Mercy Hospital)	5.000%	5/15/36		1,100	1,218
Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	5.000%	11/15/34		1,500	1,667
Missouri Highways & Transportation Commission Road Revenue	5.000%	2/1/23		685	767
Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/23		500	505
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Iatan 2 Project)	5.000%	12/1/34		1,425	1,597
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/34		1,000	1,129
St. Louis MO Parking Revenue	5.000%	12/15/23	(4)	715	800
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/36		1,000	1,131
					16,338
Montana (0.0%)
Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/32		825	925

Nebraska (0.3%)
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/27		1,000	1,121
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 4) PUT	5.000%	1/1/24		3,500	3,816
Central Plains Energy Project Nebraska Gas Supply Revenue PUT	5.000%	12/1/19		2,635	2,700
Lincoln County NE Hospital Authority No. 1 Hospital Revenue (Great Plains Regional Medical Center Project)	5.000%	11/1/23		750	803
Lincoln NE Electric System Revenue	5.000%	9/1/22	(Prere.)	135	149
Lincoln NE Electric System Revenue	5.000%	9/1/25		275	304
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/31		345	371
Nebraska Public Power District Revenue	5.000%	1/1/30		1,000	1,078
Nebraska Public Power District Revenue	5.000%	1/1/32		1,500	1,613
Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.000%	2/1/24		1,685	1,800
					13,755
Nevada (0.7%)
Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/26		560	639
Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/28		670	761

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/33		1,740	1,853
Clark County NV GO	5.000%	12/1/29		500	513
Clark County NV GO	4.000%	6/1/32		1,505	1,605
Clark County NV GO	5.000%	7/1/33		1,000	1,095
Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/19	(Prere.)	500	508
Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/31		1,575	1,766
Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/36		1,075	1,230
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	4.500%	7/1/20		455	466
Clark County NV School District GO	4.000%	12/1/37		1,325	1,385
Clark County NV School District GO	4.000%	12/1/38		1,140	1,186
Las Vegas Valley Water District Nevada GO	5.000%	6/1/21		2,000	2,150
Las Vegas Valley Water District Nevada GO	5.000%	6/1/24		1,155	1,328
Las Vegas Valley Water District Nevada GO	5.000%	12/1/27		1,990	2,307
Las Vegas Valley Water District Nevada GO	5.000%	6/1/35		1,870	2,137
Nevada GO	5.000%	4/1/22		1,725	1,891
Nevada GO	5.000%	11/1/23		1,465	1,663
Nevada GO	5.000%	11/1/25		1,015	1,179
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	4.000%	12/1/32		1,660	1,779
Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/27		250	293
Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/28		250	295
Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/32		250	291
Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/33		250	290
Truckee Meadows NV Water Authority Water Revenue	5.000%	7/1/34		1,500	1,715
					30,325
New Jersey (1.6%)
Bergen County NJ GO	5.000%	10/15/21		1,490	1,618
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue (Cooper Health System Obligated Group)	5.000%	2/15/27		1,400	1,544
Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	0.000%	11/1/21	(4)	500	469
Jersey City NJ GO	5.000%	3/1/21		480	509
Morris County NJ Improvement Authority School District Revenue (Morris Hills Regional District Project)	5.000%	10/1/23		510	567
New Jersey COP	5.250%	6/15/19	(Prere.)	465	472
New Jersey Economic Development Authority Revenue	5.000%	6/15/21		1,000	1,057
New Jersey Economic Development Authority Revenue	5.000%	6/15/23		1,000	1,090

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Jersey Economic Development Authority Revenue	5.500%	6/15/29		2,000	2,274
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/19		700	708
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/26		1,600	1,703
New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	5.250%	7/1/26	(ETM)	95	115
New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	5.250%	7/1/26	(14)	405	465
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/24		300	316
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/28		2,095	2,231
New Jersey Economic Development Authority Sublease Revenue (New Jersey Transit Corp. Light Rail Transit System Project)	5.000%	5/1/19		500	504
New Jersey Educational Facilities Authority Revenue (University Medical & Dentistry)	6.500%	6/1/19	(Prere.)	195	199
New Jersey GO	5.000%	8/15/19		750	764
New Jersey Health Care Facilities Financing Authority Lease Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/24		500	545
New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	5.000%	7/1/22		1,000	1,098
New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	5.000%	7/1/25		900	982
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	1/1/19	(ETM)	315	315
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	1/1/19	(ETM)	185	185
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	7/1/21		640	687
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/27		1,000	1,120
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.250%	12/1/28		180	184
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/25		1,300	1,457
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28		1,000	1,114
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28		620	691
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/29		1,400	1,554
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/27		1,000	1,125
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/30		1,285	1,421

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/33		1,115	1,215
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/34		1,115	1,210
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/35		1,015	1,098
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/33		1,500	1,627
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/19		650	666
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19		500	514
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/20	(14)	2,500	2,648
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/21	(14)	245	264
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21	(12)	150	163
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/22		1,315	1,453
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/23		605	677
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/24		1,000	1,105
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/26	(2)	2,000	1,490
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	6/15/31		500	529
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/31	(14)	1,000	587
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/32		700	748
New Jersey Turnpike Authority Revenue	5.000%	1/1/19	(Prere.)	175	175
New Jersey Turnpike Authority Revenue	5.000%	1/1/19	(Prere.)	325	325
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	(Prere.)	1,000	1,092
New Jersey Turnpike Authority Revenue	5.000%	7/1/22	(Prere.)	1,040	1,150
New Jersey Turnpike Authority Revenue	5.000%	1/1/26		1,185	1,305
New Jersey Turnpike Authority Revenue	5.000%	1/1/28		1,190	1,309
New Jersey Turnpike Authority Revenue	5.000%	1/1/29		1,035	1,230
New Jersey Turnpike Authority Revenue	5.000%	1/1/32		1,000	1,167
New Jersey Turnpike Authority Revenue	4.000%	1/1/33		1,035	1,095
New Jersey Turnpike Authority Revenue	4.000%	1/1/34		2,500	2,627
New Jersey Turnpike Authority Revenue	5.000%	1/1/35		1,000	1,140
Rutgers State University New Jersey Revenue VRDO	1.640%	1/2/19		90	90
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/25		500	536
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/26		750	847
Tobacco Settlement Financing Corp. New Jersey Revenue	3.200%	6/1/27		500	500
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/27		3,200	3,624

Tax-Managed Balanced Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/30		685	770
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/31		1,000	1,118
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/35		450	495
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/36		1,500	1,642
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/37		1,000	1,092
						68,406
New Mexico (0.2%)
	Albuquerque NM GO	5.000%	7/1/20		2,000	2,094
	Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/22		275	304
	Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/23		250	283
	Farmington NM Pollution Control Revenue (Arizona Public Service Co. Four Corners Project)	4.700%	9/1/24		1,750	1,824
	New Mexico Educational Assistance Foundation Revenue	5.000%	12/1/19		500	514
	New Mexico Finance Authority Revenue	5.000%	6/1/23		1,210	1,363
	New Mexico Finance Authority Transportation Revenue	5.000%	6/15/23		500	522
	New Mexico Finance Authority Transportation Revenue	4.000%	6/15/26		2,000	2,116
	New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services)	5.000%	8/1/28		1,445	1,656
						10,676
New York (6.7%)
8	Battery Park City Authority New York Revenue TOB VRDO	1.740%	1/2/19	LOC	2,050	2,050
	Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/30		500	595
	Erie County NY Industrial Development Agency School Facility Revenue (Buffalo City School District Project)	5.000%	5/1/19	(ETM)	200	202
	Erie County NY Industrial Development Agency School Facility Revenue (Buffalo City School District Project)	5.000%	5/1/19		300	303
	Erie County NY Industrial Development Agency School Facility Revenue (Buffalo City School District Project)	5.250%	5/1/31		500	537
	Hempstead NY GO	4.000%	4/1/29	(4)	1,420	1,534
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/36		1,500	1,712
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/37		500	569
	Long Island NY Power Authority Electric System Revenue	5.000%	4/1/19	(Prere.)	575	580
	Long Island NY Power Authority Electric System Revenue	5.250%	4/1/19	(ETM)	125	126

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Long Island NY Power Authority Electric System Revenue	5.250%	4/1/19	(ETM)	75	76
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/24		130	143
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/35		1,000	1,155
Metropolitan Transportation Authority NY BAN	5.000%	5/15/21		3,000	3,194
Metropolitan Transportation Authority NY Revenue PUT	5.000%	11/15/22		8,095	8,927
Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools Modernization Project)	5.000%	5/1/31		1,955	2,298
Monroe County NY Industrial Development Corp. Mortgage Revenue (Unity Hospital Rochester Project)	5.500%	8/15/23		365	366
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/26		1,065	1,270
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/37		1,000	1,147
Nassau County NY GO	5.000%	4/1/23		1,000	1,113
New York City NY GO	5.625%	4/1/19	(Prere.)	815	823
New York City NY GO	5.000%	5/15/19	(Prere.)	485	491
New York City NY GO	5.000%	5/15/19	(Prere.)	480	486
New York City NY GO	5.000%	8/1/20		2,100	2,205
New York City NY GO	5.000%	8/1/20		2,935	3,081
New York City NY GO	5.000%	8/1/21		515	555
New York City NY GO	5.000%	8/1/21		1,545	1,665
New York City NY GO	5.000%	8/1/21		2,000	2,155
New York City NY GO	5.000%	8/1/22		1,290	1,425
New York City NY GO	5.000%	8/1/22		515	569
New York City NY GO	5.000%	10/1/22		500	541
New York City NY GO	5.000%	8/1/23		400	441
New York City NY GO	5.000%	8/1/23		1,505	1,701
New York City NY GO	5.000%	8/1/24		1,000	1,152
New York City NY GO	5.000%	8/1/25		1,175	1,375
New York City NY GO	5.000%	8/1/25		1,000	1,171
New York City NY GO	5.000%	8/1/25		1,260	1,475
New York City NY GO	5.000%	8/1/25		770	836
New York City NY GO	5.000%	8/1/26		500	549
New York City NY GO	5.000%	8/1/26		1,000	1,108
New York City NY GO	5.000%	8/1/28		400	419
New York City NY GO	5.625%	4/1/29		25	25
New York City NY GO	5.000%	5/15/29		15	15
New York City NY GO	5.000%	8/1/30		1,000	1,111
New York City NY GO	5.000%	3/1/31		1,340	1,474
New York City NY GO	5.000%	8/1/31		365	389
New York City NY GO	5.000%	12/1/32		1,755	2,031
New York City NY GO	5.000%	12/1/33		1,515	1,745
New York City NY GO	5.000%	12/1/35		1,000	1,144
New York City NY GO VRDO	1.740%	1/1/19	LOC	1,850	1,850
New York City NY GO VRDO	1.680%	1/2/19		8,300	8,300
New York City NY GO VRDO	1.720%	1/2/19		8,875	8,875
New York City NY GO VRDO	1.720%	1/2/19		1,200	1,200

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/24		1,500	1,550
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/30		575	592
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.250%	7/1/29		1,000	1,106
New York City NY Housing Development Corp. Multi-Family Housing Revenue	3.700%	11/1/38		2,000	1,989
New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	2.950%	2/1/26		1,000	1,009
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/27		500	507
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/27		1,250	1,454
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/30		500	521
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/31		500	534
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32		2,900	3,346
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/33		1,000	1,185
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/36		2,000	2,273
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/38		2,000	2,307
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/38		1,000	1,147
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/24		550	606
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	1/15/25		500	501
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	1/15/26		500	501
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/28		1,730	1,990
New York City NY Transitional Finance Authority Building Aid Revenue	5.125%	1/15/29		1,070	1,071
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/29		2,000	2,292
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/30		1,030	1,182
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32		250	273
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/35		1,635	1,901
New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/38		1,740	1,799
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/19		1,100	1,103
New York City NY Transitional Finance Authority Future Tax Revenue	5.250%	2/1/21	(Prere.)	60	64
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/22		1,000	1,113

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/25	460	498
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/28	1,325	1,538
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/29	850	938
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/30	500	547
New York City NY Transitional Finance Authority Future Tax Revenue	5.250%	2/1/30	440	469
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/31	500	528
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/31	300	325
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/31	500	547
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/32	1,250	1,406
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32	500	546
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32	1,500	1,714
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	1,680	1,920
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	1,450	1,625
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/34	1,500	1,701
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/35	1,500	1,732
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/35	1,745	1,973
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/36	1,235	1,291
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/37	1,680	1,924
New York City NY Transitional Finance Authority Revenue	5.000%	8/1/35	1,500	1,755
New York City NY Transitional Finance Authority Revenue	5.000%	8/1/36	5,710	6,644
New York City NY Trust for Cultural Resources Revenue (Lincoln Center for the Performing Arts Inc.)	5.000%	12/1/26	1,275	1,522
New York City Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/35	2,000	2,340
New York City Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/36	2,000	2,327
New York Liberty Development Corp. Revenue	5.000%	11/15/31	1,090	1,169
New York Liberty Development Corp. Revenue (7 World Trade Center Project)	5.000%	9/15/31	1,000	1,088
New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters)	5.250%	10/1/35	750	909
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/20	1,530	1,616

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/20	(Prere.)	500	532
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21		1,000	1,079
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21		230	248
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	(Prere.)	500	545
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/21	(14)	325	352
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22	(Prere.)	820	917
New York Metropolitan Transportation Authority Revenue	5.000%	5/15/23	(Prere.)	570	645
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23		1,045	1,170
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24		2,180	2,481
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25		1,135	1,309
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/26		1,645	1,915
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/28		1,675	1,927
New York Metropolitan Transportation Authority Revenue	4.000%	11/15/31		1,445	1,535
New York Metropolitan Transportation Authority Revenue	4.000%	11/15/32		1,500	1,580
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/33		680	731
New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax)	5.250%	11/15/19	(Prere.)	600	618
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	0.000%	11/15/32		1,000	617
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	4.000%	11/15/33		1,545	1,661
New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/46		2,000	2,038
New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/51		3,250	3,429
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/21	(Prere.)	1,215	1,325
New York State Dormitory Authority Lease Revenue (City of New York Court Facilities)	5.500%	5/15/24	(2)	500	586
New York State Dormitory Authority Lease Revenue (City of New York Court Facilities)	5.500%	5/15/27	(2)	500	613
New York State Dormitory Authority Lease Revenue (Mental Health Services Facilities)	5.000%	8/15/21		500	525
New York State Dormitory Authority Revenue	5.000%	10/1/20		75	77
New York State Dormitory Authority Revenue	4.000%	7/1/34		1,200	1,279
New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/24		400	419

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/28		1,000	1,141
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/32		1,000	1,125
New York State Dormitory Authority Revenue (Mount Sinai Hospital Obligated Group)	5.000%	7/1/23		650	679
New York State Dormitory Authority Revenue (New York University)	6.000%	7/1/19	(14)	500	511
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/21	(Prere.)	500	537
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/19	(Prere.)	200	201
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/22	(Prere.)	170	185
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/22	(Prere.)	160	174
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/23		830	905
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/23		1,465	1,629
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/24		840	914
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/25		1,500	1,744
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/26		520	575
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/27		2,135	2,554
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/28		2,040	2,343
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/30		2,000	2,251
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/32		500	540
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/33		1,975	2,090
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/33		300	323
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/34		1,905	2,002
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/34		2,000	2,236
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/35		1,000	1,047
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/20		595	627
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/21	(4)	390	422
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/22		500	508
New York State Dormitory Authority Revenue (The New School)	5.250%	7/1/20	(Prere.)	500	526

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/21		1,135	1,213
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24		975	1,118
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25		1,295	1,512
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32		1,480	1,723
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33		1,765	2,031
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35		1,420	1,605
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36		1,500	1,740
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37		2,160	2,496
New York State Energy Research & Development Authority Pollution Control Revenue (New York State Electric & Gas Corp.)	3.500%	10/1/29		1,000	1,007
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/22		2,025	2,243
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/24		365	382
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/25		500	550
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/34		1,500	1,750
New York State GO	4.500%	2/1/19		500	501
New York State GO	5.000%	2/15/30		315	334
New York State Local Government Assistance Corp. Revenue	5.000%	4/1/21		490	509
New York State Thruway Authority Revenue	5.000%	5/1/19		1,230	1,243
New York State Thruway Authority Revenue	5.000%	1/1/30		500	537
New York State Thruway Authority Revenue	5.000%	1/1/35		1,110	1,246
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/19		500	503
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/20		500	519
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/25		500	540
New York State Urban Development Corp. Revenue	5.000%	3/15/36		2,000	2,286
New York State Urban Development Corp. Revenue	5.000%	3/15/37		2,000	2,278
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.500%	3/15/22	(14)	530	589
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/24		1,325	1,515
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/25		2,220	2,584

Tax-Managed Balanced Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/26		2,000	2,281
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/29		1,500	1,745
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31		2,000	2,211
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31		1,420	1,624
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33		1,485	1,635
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33		2,000	2,272
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/26		1,805	2,077
	Port Authority of New York & New Jersey Revenue	5.000%	5/1/28		1,250	1,299
	Port Authority of New York & New Jersey Revenue	5.000%	10/15/29		1,015	1,176
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/36		1,120	1,310
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/21		1,545	1,649
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/27		1,370	1,524
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/29		1,270	1,427
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/34		1,760	1,923
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/23		1,500	1,711
	Triborough Bridge & Tunnel Authority New York Revenue	0.000%	11/15/32		1,130	699
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/34		1,900	2,207
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/34		2,000	2,296
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/36		1,000	1,152
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/33		1,600	1,784
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/34		1,000	1,141
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/35		1,945	2,214
7	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/36		2,450	2,778
	Westchester County NY GO	5.000%	7/1/20		435	456
	Westchester County NY GO	5.000%	7/1/20	(ETM)	10	10
	Westchester County NY GO	5.000%	7/1/20	(ETM)	55	58
	Westchester County NY Health Care Corp. Revenue	5.000%	11/1/30		890	935
	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/31		1,085	1,196

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/28		1,400	1,557
Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/33		1,500	1,620
					293,250
North Carolina (0.4%)
Cary NC Combined Enterprise System Revenue	5.000%	12/1/22	(Prere.)	330	368
Cary NC Combined Enterprise System Revenue	5.000%	12/1/27		170	189
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/20		235	249
Durham County NC GO	5.000%	4/1/20		685	712
Mecklenburg County NC Public Facilities Corp. Revenue (Annual Appropriation)	5.000%	3/1/19	(Prere.)	500	503
North Carolina Capital Improvement Revenue	5.000%	5/1/19		555	561
North Carolina Capital Improvement Revenue	5.000%	5/1/20	(Prere.)	500	521
North Carolina GAN	5.000%	3/1/25		1,000	1,159
North Carolina GAN	5.000%	3/1/27		1,015	1,164
North Carolina GO	5.000%	3/1/20		275	285
North Carolina GO	4.000%	6/1/20		500	516
North Carolina GO	5.000%	5/1/22		250	275
North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/21		1,000	1,070
North Carolina Medical Care Commission Health Care Facilities Revenue (WakeMed)	5.000%	10/1/27		1,000	1,101
North Carolina Medical Care Commission Hospital Revenue (Southeastern Regional Medical Center)	5.000%	6/1/24		600	656
North Carolina Municipal Power Agency No. 1 Revenue (Catawba Electric)	5.000%	1/1/19	(Prere.)	355	355
North Carolina Municipal Power Agency No. 1 Revenue (Catawba Electric)	5.000%	1/1/30		145	145
North Carolina Turnpike Authority Revenue	4.000%	1/1/39		2,000	1,933
Orange County NC Public Facilities Co. Revenue	5.000%	10/1/22	(Prere.)	180	199
Orange County NC Public Facilities Co. Revenue	5.000%	10/1/24		320	355
Raleigh NC GO	5.000%	9/1/27		2,000	2,436
Wake County NC Limited Obligation Revenue	4.000%	12/1/19		680	694
					15,446
North Dakota (0.0%)
Grand Forks ND Health Care System Revenue (Altru Health System Obligated Group)	5.000%	12/1/25		1,210	1,377

Ohio (1.6%)
Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/29		1,270	1,476
Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	8/1/37		2,200	2,234
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.250%	2/15/22	(Prere.)	570	626
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/26		1,000	1,164
Bowling Green State University Ohio Revenue	5.000%	6/1/26		400	466
Bowling Green State University Ohio Revenue	5.000%	6/1/27		250	294
Butler County OH Hospital Facilities Revenue (Kettering Health Network)	5.250%	4/1/31		500	529

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Butler County OH Hospital Facilities Revenue (UC Health)	5.250%	11/1/20	(Prere.)	435	461
Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/26		725	765
Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/27		380	400
Columbus OH City School District GO	0.000%	12/1/29	(4)	1,000	713
Columbus OH GO	5.000%	7/1/25		535	588
Columbus OH GO	4.000%	8/15/26		1,730	1,906
Columbus OH Sewer Revenue	5.000%	6/1/28		4,000	4,603
Cuyahoga County OH Excise Tax Revenue (Sports Facilities Improvement Project)	5.000%	12/1/25		510	574
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/32		1,000	1,081
Fairfield County OH Hospital Facilities Revenue (Fairfield Medical Center)	5.125%	6/15/33		615	653
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/20		1,000	1,057
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/28		1,680	1,915
Franklin County OH Sales Tax Revenue	5.000%	6/1/27		895	1,077
Franklin County OH Sales Tax Revenue	5.000%	6/1/28		810	986
Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/36		1,000	1,116
Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	2/1/21		200	212
Hamilton County OH Sales Tax Revenue	5.000%	12/1/27		2,450	2,934
Kent State University Ohio Revenue	5.000%	5/1/19	(Prere.)	460	465
Kent State University Ohio Revenue	5.000%	5/1/23	(12)	40	40
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/21	(Prere.)	180	195
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.250%	11/15/21	(Prere.)	535	584
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/26		320	338
Miami Valley OH Career Technology Center GO	5.000%	12/1/25		860	1,012
North Royalton OH City School District GO	5.000%	12/1/26		300	349
North Royalton OH City School District GO	5.000%	12/1/28		1,400	1,612
Ohio Building Authority Revenue (Administration Building Fund)	5.000%	10/1/20		100	106
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/33		1,525	1,775
Ohio Capital Facilities Lease-Appropriation Revenue (Mental Health Facilities Improvement Fund Projects)	5.000%	2/1/22		750	818
Ohio GO	5.000%	5/1/23		1,270	1,432
Ohio GO	5.000%	8/1/23		500	553
Ohio GO	5.000%	8/1/24		500	578
Ohio GO	5.000%	11/1/24		1,675	1,947
Ohio GO	5.000%	2/1/25		2,425	2,829
Ohio GO	5.000%	2/1/27		1,000	1,176
Ohio GO	5.000%	5/1/33		1,000	1,191
Ohio GO	5.000%	3/15/36		1,005	1,118
Ohio Higher Education GO	5.000%	8/1/21		500	540

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Ohio Higher Education GO	5.000%	5/1/30		2,000	2,295
Ohio Higher Educational Facility Commission Revenue (Case Western Reserve University Project)	5.000%	12/1/22		560	622
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/25		2,360	2,780
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/28		1,010	1,182
Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/35		1,320	1,542
Ohio Revenue (Transportation Building Fund Projects)	5.000%	4/1/26		895	1,055
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/20	(Prere.)	500	518
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/20	(14)	1,000	1,041
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/28		1,015	1,118
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/35		1,280	1,480
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.250%	6/1/19		435	441
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/26		1,710	2,056
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/28		2,065	2,473
Penta Career Center Ohio COP	5.250%	4/1/23		125	137
Revere OH Local School District GO	5.000%	6/1/22	(Prere.)	1,000	1,103
Revere OH Local School District GO	5.000%	6/1/22	(Prere.)	665	733
Winton Woods City OH School District GO	5.000%	5/1/22	(Prere.)	550	605
Winton Woods City OH School District GO	5.000%	5/1/22	(Prere.)	255	281
Winton Woods City OH School District GO	5.000%	5/1/22	(Prere.)	250	275
Winton Woods City OH School District GO	5.000%	5/1/22	(Prere.)	260	286
Winton Woods City OH School District GO	5.000%	5/1/22	(Prere.)	250	275
					68,786
Oklahoma (0.2%)
Edmond OK Public Works Authority Sales Tax & Utility System Revenue	4.000%	7/1/25		1,140	1,257
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/28		1,245	1,424
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/26		1,145	1,306
Oklahoma Capitol Improvement Authority Facilities Revenue	4.000%	7/1/38		1,000	1,030
Oklahoma City OK GO	5.000%	3/1/24		525	560
Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/28		1,500	1,723
Oklahoma Turnpike Authority Revenue	5.000%	1/1/21	(Prere.)	300	319
Oklahoma Turnpike Authority Revenue	5.000%	1/1/37		2,000	2,260
Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.000%	11/15/23		280	302
University of Oklahoma Revenue	5.000%	7/1/31		475	507
					10,688
Oregon (0.2%)
Clatsop County OR School District No. 10 Seaside GO	5.000%	6/15/33		1,125	1,315
Deschutes & Jefferson Counties OR School District No. 2J GO	0.000%	6/15/31		750	493

Tax-Managed Balanced Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Oregon Department of Administrative Services Lottery Revenue	5.250%	4/1/21	(Prere.)	430	462
	Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/25		1,380	1,581
	Oregon Department of Administrative Services Lottery Revenue	5.250%	4/1/31		70	75
	Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/33		1,000	1,132
	Oregon Facilities Authority Revenue (Reed College Projects)	4.000%	7/1/31		450	489
	Oregon Facilities Authority Revenue (Reed College Projects)	4.000%	7/1/32		450	487
	Oregon GO	5.000%	5/1/23		500	549
	Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/33		550	599
	Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/38		500	537
	Washington County OR School District No. 48J Beaverton GO	5.000%	6/15/36		1,180	1,361
						9,080
Pennsylvania (2.7%)
	Allegheny County PA GO	4.000%	11/1/30		1,000	1,071
	Allegheny County PA Higher Education Building Authority University Revenue (Duquesne University)	5.500%	3/1/21	(Prere.)	325	350
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/27		1,000	1,149
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/32		1,000	1,133
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/33		1,000	1,127
	Allegheny County PA Hospital Development Authority Revenue	4.000%	4/1/38		500	496
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	2.422%	2/1/21		465	467
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	5.375%	8/15/29		475	485
8	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center) TOB VRDO	1.700%	1/2/19	LOC	2,950	2,950
	Allegheny County PA Port Authority Revenue	5.750%	3/1/29		500	539
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/24		1,000	1,059
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/27		250	266
	Allentown PA School District GO	5.000%	6/1/31	(15)	500	560
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/25		2,065	2,368
	Central Bradford PA Progress Authority Revenue (Guthrie Healthcare System)	5.500%	12/1/31		530	575
	Chester County PA GO	5.000%	11/15/22	(Prere.)	750	836

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/26	(15)	335	363
Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/27	(15)	365	394
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/26		500	575
East Hempfield Township PA Industrial Development Authority Revenue (Millersville University Student Housing Project)	5.000%	7/1/29		1,000	1,063
Erie PA Sewer Authority Revenue	0.000%	12/1/25	(15)	1,250	1,017
Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System)	5.000%	6/1/20		650	679
Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/29		1,185	1,346
Luzerne County PA Industrial Development Authority Lease Revenue	5.000%	12/15/25	(4)	1,000	1,121
Monroeville PA Finance Authority Revenue (UPMC Health System)	5.000%	2/15/19		500	502
Montgomery County PA Higher Education & Health Authority Hospital Revenue (Abington Memorial Hospital)	5.000%	6/1/22	(Prere.)	500	549
Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.000%	1/15/23		1,015	1,098
Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.000%	1/15/25		1,000	1,111
Montgomery County PA Industrial Development Authority Pollution Control Revenue (Exelon Generation Co., LLC) PUT	2.550%	6/1/20		1,000	997
Montgomery County PA Industrial Development Authority Retirement Community Revenue (ACTS Retirement- Life Communities Obligated Group)	5.000%	11/15/25		1,250	1,335
Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/38		1,000	1,131
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/25		1,275	1,464
Pennsylvania COP	5.000%	7/1/26		500	570
Pennsylvania COP	5.000%	7/1/27		500	574
Pennsylvania Economic Development Financing Authority Governmental Lease Revenue (Forum Place Project)	5.000%	3/1/34		1,000	1,043
Pennsylvania Economic Development Financing Authority Health System Revenue (Albert Einstein Healthcare Network)	6.250%	10/15/19	(Prere.)	670	692
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	3/15/29		1,060	1,220
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/30		1,510	1,741

Tax-Managed Balanced Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	7/1/20		700	712
	Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	1/1/21		390	391
	Pennsylvania Economic Development Financing Authority Water Facilities Revenue (Aqua Pennsylvania Inc. Project)	5.000%	11/15/40		3,500	3,581
	Pennsylvania GO	5.000%	4/15/19	(Prere.)	500	505
	Pennsylvania GO	5.000%	7/1/20		545	570
	Pennsylvania GO	5.375%	7/1/21		500	541
	Pennsylvania GO	5.000%	11/15/21	(Prere.)	500	544
	Pennsylvania GO	5.000%	8/15/23		2,000	2,244
	Pennsylvania GO	5.000%	1/1/24		1,500	1,691
	Pennsylvania GO	5.000%	8/15/24		500	570
	Pennsylvania GO	5.000%	1/1/26		3,295	3,823
	Pennsylvania GO	5.000%	9/15/26		1,500	1,758
	Pennsylvania GO	4.000%	8/15/30	(4)	1,000	1,069
	Pennsylvania GO	5.000%	10/15/32		1,000	1,101
	Pennsylvania GO	4.000%	3/1/33	(4)	1,110	1,169
	Pennsylvania GO	4.000%	3/1/34	(4)	1,670	1,751
	Pennsylvania GO	4.000%	3/1/36		1,000	1,032
	Pennsylvania GO	4.000%	3/1/37	(15)	1,000	1,036
	Pennsylvania GO	4.000%	3/1/37		1,000	1,029
	Pennsylvania Higher Educational Facilities Authority Revenue (Philadelphia University)	5.000%	6/1/19	(ETM)	740	750
	Pennsylvania Higher Educational Facilities Authority Revenue (St. Joseph’s University)	5.000%	11/1/24		200	210
	Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/32		500	538
	Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of Pennsylvania)	5.000%	9/1/19	(Prere.)	500	511
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	4.000%	8/15/36		1,295	1,339
	Pennsylvania State University Revenue	5.000%	3/1/25		500	517
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/32		1,000	1,134
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/24		1,040	1,172
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/28		605	696
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19	(Prere.)	190	192
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19	(Prere.)	860	871
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19	(Prere.)	175	180
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	(Prere.)	495	524
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	(Prere.)	1,750	1,853
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	(Prere.)	265	280
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	(Prere.)	695	736
2	Pennsylvania Turnpike Commission Revenue	2.690%	12/1/21		1,315	1,329
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21		170	175
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24		1,980	2,230

Tax-Managed Balanced Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25		1,420	1,649
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	(4)	1,635	1,894
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26		1,140	1,299
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/26		750	869
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27		2,255	2,573
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32		1,500	1,672
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32		2,000	2,213
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/35		1,500	1,646
	Philadelphia PA Airport Revenue	5.000%	6/15/23		1,120	1,167
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/24		1,015	1,152
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/27		1,000	1,146
	Philadelphia PA Gas Works Revenue	5.000%	10/1/25		1,625	1,869
	Philadelphia PA Gas Works Revenue	5.000%	10/1/26		1,000	1,161
	Philadelphia PA Gas Works Revenue	5.000%	8/1/36		1,300	1,450
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/25		1,000	1,107
	Philadelphia PA Municipal Authority Revenue	6.375%	4/1/19	(Prere.)	500	506
	Philadelphia PA School District GO	5.000%	9/1/21		1,035	1,078
	Philadelphia PA School District GO	5.250%	9/1/22		545	570
	Philadelphia PA School District GO	5.000%	9/1/31		940	1,047
	Philadelphia PA Water & Wastewater Revenue	5.000%	8/1/20	(Prere.)	560	587
	Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/26		1,000	1,132
	Philadelphia PA Water & Wastewater Revenue	4.000%	7/1/35		1,110	1,154
	Reading PA School District GO	5.000%	3/1/25	(4)	805	917
	Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp. Obligated Group)	5.000%	11/15/25		815	949
	Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp. Obligated Group)	5.000%	11/15/26		770	907
	Snyder County PA Higher Education Authority University Revenue (Susquehanna University Project)	5.000%	1/1/27		1,135	1,301
	Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group)	5.000%	6/1/34		1,085	1,186
7	St. Mary Hospital Authority Pennsylvania Health System Revenue (Catholic Health Initiatives)	5.000%	5/15/20	(Prere.)	1,000	1,042
	State Public School Building Authority Pennsylvania College Revenue (Community College of Allegheny County Project)	4.000%	6/15/29	(15)	1,075	1,145
	State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/24	(15)	1,535	1,722
	State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/26	(4)	1,650	1,890
	University of Pittsburgh of the Commonwealth System of Higher Education Pennsylvania Revenue (University Capital Project)	5.250%	9/15/19	(Prere.)	500	512
	West Shore PA Area Authority Hospital Revenue (Holy Spirit Hospital of the Sisters of Christian Charity Project)	6.250%	1/1/21	(Prere.)	80	87
						116,969

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Puerto Rico (0.1%)
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21	(14)	500	504
Puerto Rico Highway & Transportation Authority Revenue	5.250%	7/1/21	(13)(3)	500	536
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26	(ETM)	1,000	1,244
					2,284
Rhode Island (0.1%)
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/30		500	565
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	5.000%	9/15/25		500	576
Tobacco Settlement Financing Corp. Rhode Island Revenue	2.250%	6/1/41		1,540	1,541
					2,682
South Carolina (0.5%)
Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/23		590	669
Columbia SC Waterworks & Sewer System Revenue	5.000%	2/1/27		250	272
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/25		1,000	1,147
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/34		1,500	1,647
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/25		1,000	1,136
Patriots Energy Group Finance Authority SC Gas Supply Revenue PUT	4.000%	2/1/24		2,000	2,113
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24	(14)	1,600	1,400
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue (Pickens School District)	5.000%	12/1/26		1,420	1,629
South Carolina GO	5.000%	4/1/20		450	468
South Carolina Higher Education Revenue (Clemson University)	5.000%	5/1/21		1,000	1,071
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/23	(Prere.)	1,000	1,138
South Carolina Jobs Economic Development Authority Hospital Revenue (Prisma Health)	5.000%	5/1/37		1,500	1,654
South Carolina Public Service Authority Revenue	5.000%	1/1/19	(Prere.)	500	500
South Carolina Public Service Authority Revenue	5.000%	12/1/26		1,140	1,265
South Carolina Public Service Authority Revenue	5.000%	12/1/28		1,465	1,544
South Carolina Public Service Authority Revenue	5.000%	12/1/37		1,000	1,084
South Carolina Public Service Authority Revenue	5.000%	12/1/37		2,095	2,262
South Carolina Public Service Authority Revenue	5.000%	12/1/38		1,035	1,089
Sumter Two School Facilities Inc. South Carolina Installment Purchase Revenue	5.000%	12/1/26	(15)	1,000	1,137
					23,225
South Dakota (0.1%)
Educational Enhancement Funding Corp. South Dakota Tobacco Settlement Revenue	5.000%	6/1/25		2,000	2,155
South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	5.000%	9/1/32		1,020	1,161

Tax-Managed Balanced Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	4.000%	9/1/34		2,125	2,189
						5,505
Tennessee (1.1%)
	Chattanooga TN Electric System Revenue	5.000%	9/1/31		1,000	1,152
	Chattanooga TN Health Educational & Housing Facility Board Revenue (Catholic Health Initiatives)	5.000%	1/1/33		1,500	1,598
	Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/27		1,035	1,143
	Clarksville TN Public Building Authority Revenue (Pooled Financing) VRDO	1.700%	1/2/19	LOC	6,000	6,000
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/27		1,570	1,815
	Jackson TN Hospital Improvement Revenue (West Tennessee Healthcare Obligated Group)	5.000%	4/1/38		3,810	4,199
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (Covenant Healthcare)	5.000%	1/1/36		1,000	1,107
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (University Health System Inc.)	5.000%	9/1/27		910	1,009
	Memphis TN GO	5.000%	5/1/30		500	533
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/21		625	654
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Blakeford at Green Hills)	5.000%	7/1/27		500	525
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue	5.000%	7/1/20		600	627
	Montgomery County TN Public Building Authority Pooled Financial Revenue (Tennessee County Loan Pool) VRDO	1.700%	1/2/19	LOC	3,725	3,725
	Montgomery County TN Public Building Authority Pooled Financing Revenue (Tennessee County Loan Pool) VRDO	1.700%	1/2/19	LOC	2,900	2,900
	Shelby County TN GO	5.000%	3/1/19		500	503
	Shelby County TN GO	5.000%	4/1/19	(ETM)	100	101
	Shelby County TN GO	5.000%	4/1/19		400	403
9	Shelby County TN Health Educational & Housing Facility Board Revenue (Methodist Le Bonheur Healthcare) VRDO	1.730%	1/2/19	(4)	1,535	1,535
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/22		1,835	2,002
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/24		1,800	1,978
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/24		1,000	1,117
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/25		915	1,013
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/26		1,035	1,175

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27		1,000	1,118
Tennessee Energy Acquisition Corp. Gas Revenue PUT	4.000%	5/1/23		2,800	2,909
Tennessee Energy Acquisition Corp. Gas Revenue PUT	4.000%	11/1/25		2,500	2,622
Tennessee GO	5.000%	8/1/20		625	656
Tennessee GO	5.000%	8/1/21		1,490	1,610
Tennessee GO	5.000%	8/1/22		1,475	1,635
Williamson County TN GO	4.000%	5/1/27		1,320	1,416
					48,780
Texas (5.7%)
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/27		1,280	1,472
Arlington TX Special Tax Revenue	5.000%	2/15/27	(4)	410	485
Arlington TX Special Tax Revenue	5.000%	2/15/28	(4)	305	364
Arlington TX Special Tax Revenue	5.000%	2/15/32	(15)	1,140	1,320
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/25		500	556
Austin TX Airport System Revenue	5.000%	11/15/26		1,070	1,263
Austin TX Airport System Revenue	5.000%	11/15/32		1,170	1,339
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/27		1,000	1,155
Austin TX Water & Wastewater System Revenue	5.000%	11/15/19	(Prere.)	65	67
Austin TX Water & Wastewater System Revenue	5.000%	11/15/19	(Prere.)	210	216
Austin TX Water & Wastewater System Revenue	5.000%	11/15/21	(ETM)	500	543
Austin TX Water & Wastewater System Revenue	5.000%	11/15/37		1,000	1,138
Beaumont TX Independent School District GO	5.000%	2/15/21		3,570	3,797
Bexar County TX GO	5.000%	6/15/26		4,450	5,178
Bexar County TX GO	4.000%	6/15/34		1,000	1,050
Brownsville TX Utility System Revenue	4.000%	9/1/30		1,000	1,038
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/20	(Prere.)	500	519
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/24		1,015	1,127
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/25		100	84
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/26		180	145
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/26		1,000	1,138
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/30		840	934
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/33		540	581
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/34		1,400	1,542
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/29		200	213
Corpus Christi TX Independent School District GO	4.000%	8/15/34		1,130	1,197
Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/25		500	531
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/27		500	553
Dallas TX Independent School District GO	5.000%	2/15/23		485	516

Tax-Managed Balanced Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/21	(Prere.)	195	211
	Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/21		1,090	1,180
	Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/22		210	227
	Dallas TX Waterworks & Sewer System Revenue	4.000%	10/1/31		1,675	1,827
	Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/29		1,000	1,119
	Denton TX Independent School District GO	5.000%	8/15/37		1,360	1,562
	Fort Worth TX GO	5.000%	3/1/27		4,520	4,906
	Fort Worth TX Water & Sewer Revenue	5.000%	2/15/25		450	478
	Garland TX Independent School District GO	5.000%	2/15/22		1,025	1,119
10	Grand Parkway Transportation Corp. Texas System Toll Revenue	0.000%	10/1/30		1,550	1,504
	Grand Parkway Transportation Corp. TX BAN	5.000%	2/1/23		2,500	2,762
	Gulf Coast TX Industrial Development Authority Revenue (ExxonMobil Project) VRDO	1.560%	1/2/19		6,100	6,100
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	5.000%	11/15/30		1,000	1,171
	Harris County TX GO	5.000%	10/1/21	(Prere.)	280	303
	Harris County TX GO	5.000%	8/15/22		1,875	2,071
	Harris County TX GO	5.000%	10/1/23		500	511
	Harris County TX GO	5.000%	10/1/23		20	22
	Harris County TX GO	5.000%	8/15/32		1,025	1,115
	Harris County TX GO	5.000%	10/1/36		1,200	1,368
	Harris County TX Sports Authority Revenue	5.000%	11/15/22		945	1,033
	Harris County TX Toll Road Revenue	5.000%	8/15/19	(Prere.)	500	510
	Harris County TX Toll Road Revenue	5.000%	8/15/32		515	561
	Highland Park TX Independent School District GO	5.000%	2/15/19		1,000	1,004
	Houston TX Airport System Revenue	5.000%	7/1/26		1,110	1,311
	Houston TX Airport System Revenue	5.000%	7/1/37		1,685	1,936
	Houston TX GO	5.000%	3/1/19	(Prere.)	445	447
	Houston TX GO	5.000%	3/1/20		55	55
	Houston TX GO	5.000%	3/1/27		1,000	1,191
	Houston TX GO	4.000%	3/1/35		1,500	1,576
	Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/24		1,070	1,219
	Houston TX Independent School District GO	5.000%	2/15/19		1,200	1,205
	Houston TX Independent School District GO	5.000%	2/15/20		1,105	1,144
	Houston TX Utility System Revenue	5.000%	5/15/21		1,000	1,072
	Houston TX Utility System Revenue	5.000%	5/15/25		1,160	1,324
	Houston TX Utility System Revenue	5.000%	11/15/26		1,025	1,221
	Houston TX Utility System Revenue	4.000%	11/15/31		1,000	1,064
	Houston TX Utility System Revenue	5.000%	11/15/33		1,000	1,052
	Houston TX Utility System Revenue	5.000%	11/15/34		1,000	1,126
2	Houston TX Utility System Revenue PUT	2.610%	5/1/20		1,000	1,004
	Irving TX Independent School District GO	5.000%	2/15/21		1,500	1,596
	Katy TX Independent School District GO	4.000%	2/15/27		275	293
	Katy TX Independent School District GO	4.000%	2/15/28		375	399

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Klein TX Independent School District GO	5.000%	8/1/34		1,200	1,379
Lake Travis TX Independent School District GO	5.000%	2/15/21	(Prere.)	500	533
Lamar TX Consolidated Independent School District GO	5.000%	2/15/26		1,360	1,573
Laredo TX Community College District GO	5.000%	8/1/25		1,000	1,137
Laredo TX Independent School District GO	4.000%	8/1/28		1,635	1,759
Lone Star College System Texas GO	5.000%	8/15/19	(Prere.)	250	255
Lone Star College System Texas GO	5.000%	2/15/28		1,200	1,403
Lower Colorado River Authority Texas Revenue	5.000%	5/15/19		1,525	1,543
Lower Colorado River Authority Texas Revenue	5.500%	5/15/36		1,835	1,856
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/28		1,200	1,365
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/28		1,000	1,128
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/34		1,000	1,153
Lubbock TX GO	5.000%	2/15/23		500	546
Mansfield TX Independent School District GO	5.000%	2/15/26		1,250	1,389
Mansfield TX Independent School District GO	4.000%	2/15/29		1,265	1,335
Mesquite TX Health Facilities Development Corp. Retirement Facility Revenue (Christian Care Centers Inc. Project)	5.000%	2/15/24		350	364
Montgomery TX GO	4.000%	3/1/30		1,840	2,010
New Hope TX Cultural Education Facilities Finance Corp. First Mortgage Revenue (Morningside Ministries Project)	6.250%	1/1/33		1,640	1,777
New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/26		1,060	1,162
New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/27		1,000	1,091
New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/28		870	942
New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project)	4.000%	4/1/19		495	496
New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project)	5.000%	4/1/23		200	214
New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project)	5.000%	4/1/24		210	226
New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project)	5.000%	4/1/25		240	260
North East TX Independent School District GO	5.250%	2/1/22		580	637
North East TX Regional Mobility Authority Revenue	5.000%	1/1/30		2,390	2,612

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
North Texas Municipal Water District Regional Wastewater System Revenue	5.000%	6/1/22		1,495	1,646
North Texas Municipal Water District Regional Wastewater System Revenue	5.000%	6/1/23		1,555	1,752
North Texas Municipal Water District Regional Wastewater System Revenue	4.000%	6/1/31		1,500	1,617
North Texas Municipal Water District Water System Revenue	5.000%	9/1/22		1,645	1,820
North Texas Municipal Water District Water System Revenue	5.000%	9/1/23		1,025	1,160
North Texas Tollway Authority System Revenue	6.000%	1/1/19	(Prere.)	205	205
North Texas Tollway Authority System Revenue	5.500%	9/1/21	(Prere.)	500	546
North Texas Tollway Authority System Revenue	6.250%	2/1/23		1,650	1,715
North Texas Tollway Authority System Revenue	5.000%	1/1/26		1,060	1,170
North Texas Tollway Authority System Revenue	5.000%	1/1/27		2,505	2,805
North Texas Tollway Authority System Revenue	6.000%	1/1/28		45	45
North Texas Tollway Authority System Revenue	5.000%	1/1/29		1,190	1,342
North Texas Tollway Authority System Revenue	5.000%	1/1/30		500	554
North Texas Tollway Authority System Revenue	5.000%	1/1/32		1,790	1,993
North Texas Tollway Authority System Revenue	5.000%	1/1/33		1,500	1,663
North Texas Tollway Authority System Revenue	5.000%	1/1/34		1,575	1,739
North Texas Tollway Authority System Revenue	5.000%	1/1/35		1,035	1,139
North Texas Tollway Authority System Revenue	4.000%	1/1/36		1,015	1,051
North Texas Tollway Authority System Revenue	4.000%	1/1/37		1,000	1,026
North Texas Tollway Authority System Revenue	4.000%	1/1/37	(4)	1,500	1,540
North Texas Tollway Authority System Revenue	5.000%	1/1/38		1,000	1,133
Northwest Independent School District Texas GO	5.000%	2/15/26		1,000	1,156
Northwest Independent School District Texas GO	5.000%	2/15/32		1,760	1,992
Pasadena TX GO	4.000%	2/15/28		1,000	1,083
Pearland TX GO	4.000%	3/1/32		1,000	1,074
Pearland TX GO	4.000%	3/1/33		360	385
Pearland TX Waterworks & Sewer System Revenue	4.000%	9/1/32		240	258
Pearland TX Waterworks & Sewer System Revenue	4.000%	9/1/33		340	364
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/19		500	509
Sam Rayburn TX Municipal Power Agency Revenue	5.000%	10/1/19		210	214
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/19		500	501
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/21		500	532
San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/34		1,230	1,302
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/36		1,000	1,147
San Antonio TX GO	5.000%	8/1/20		125	131
San Antonio TX GO	5.000%	2/1/22		1,000	1,063
San Antonio TX GO	5.000%	2/1/24		500	531
San Antonio TX GO	5.000%	2/1/26		1,000	1,156
San Antonio TX GO	4.000%	2/1/29		1,000	1,057
San Antonio TX Independent School District GO	5.000%	8/15/29		1,295	1,496
San Antonio TX Independent School District GO	5.000%	8/15/37		2,495	2,808
San Antonio TX Water Revenue	5.000%	5/15/34		1,000	1,143
San Antonio TX Water Revenue	5.000%	5/15/38		1,440	1,656

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	4.000%	10/1/34		1,350	1,441
Spring Branch TX Independent School District GO	5.000%	2/1/20		1,000	1,034
Spring TX Independent School District GO	5.000%	8/15/32		1,000	1,146
Spring TX Independent School District GO	5.000%	8/15/35		1,370	1,574
Sugar Land TX GO	5.000%	2/15/26		510	600
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Methodist Hospitals of Dallas)	5.250%	10/1/31		1,000	1,113
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	6.250%	7/1/28	(12)	375	375
Texas A&M University System Revenue Board of Regents Revenue	5.000%	5/15/21		1,000	1,072
Texas A&M University System Revenue Financing System Revenue	5.000%	5/15/19	(Prere.)	500	506
Texas GO	5.000%	10/1/22		1,080	1,198
Texas GO	5.000%	10/1/24		1,160	1,342
Texas GO	5.000%	8/1/26		925	995
Texas GO	5.000%	8/1/27		1,000	1,074
Texas GO	5.000%	10/1/27		1,400	1,588
Texas GO	5.000%	10/1/28		1,330	1,503
Texas GO	5.000%	8/1/31		500	536
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/21		365	394
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/22		1,005	1,106
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/23		380	418
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/23		245	275
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/24		580	662
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/25		2,215	2,424
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/28		1,335	1,448
Texas Municipal Power Agency Revenue	5.000%	9/1/27		520	545
Texas Public Finance Authority Revenue (Texas Southern University)	5.000%	11/1/21	(15)	1,020	1,094
Texas Revenue	4.000%	8/29/19		13,000	13,186
Texas State University System Financing System Revenue	5.000%	3/15/32		1,605	1,860
Texas Tech University System Financing System Revenue	5.000%	2/15/19	(Prere.)	500	502
Texas Transportation Commission GO	5.000%	10/1/21		1,520	1,645
Texas Transportation Commission GO	5.000%	10/1/22		1,240	1,375
Texas Transportation Commission GO	5.000%	10/1/29		1,500	1,741
Texas Transportation Commission Mobility Fund GO	5.000%	10/1/34		1,440	1,676
Texas Transportation Commission Revenue	5.000%	4/1/21		1,570	1,677
Texas Transportation Commission Revenue	5.000%	4/1/23		1,855	2,081

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/33		525	568
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/34		665	717
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/37		2,330	2,567
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/20	(ETM)	285	276
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/20	(2)	525	507
Texas Water Development Board Revenue	5.000%	4/15/21		1,025	1,097
Texas Water Development Board Revenue	4.000%	10/15/32		1,000	1,079
Texas Water Development Board Revenue	4.000%	10/15/33		1,580	1,699
Texas Water Development Board Revenue	4.000%	10/15/34		1,465	1,561
Texas Water Development Board Revenue	4.000%	10/15/35		1,770	1,869
Texas Water Development Board Revenue	4.000%	10/15/35		2,860	3,032
Texas Water Development Board Revenue	4.000%	10/15/35		1,685	1,789
Travis TX GO	5.000%	3/1/27		1,545	1,812
Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/27		1,000	1,182
Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/37		1,235	1,434
University of Houston Texas Revenue	4.000%	2/15/33		1,840	1,946
University of North Texas Revenue	4.000%	4/15/34		1,110	1,162
University of North Texas Revenue	5.000%	4/15/36		1,225	1,397
University of Texas Permanent University Fund Revenue	5.000%	7/1/21		1,300	1,398
University of Texas Revenue	5.000%	8/15/29		4,570	5,193
University of Texas System Revenue Financing System Revenue	5.000%	8/15/19		325	332
University of Texas System Revenue Financing System Revenue	5.000%	8/15/20		1,000	1,051
University of Texas System Revenue Financing System Revenue	5.000%	8/15/21		500	540
University of Texas System Revenue Financing System Revenue	5.000%	8/15/23		1,125	1,274
West Travis County TX Public Utility Agency Revenue	5.000%	8/15/27	(15)	1,115	1,329
West Travis County TX Public Utility Agency Revenue	4.000%	8/15/32	(15)	250	265
Williamson County TX GO	5.000%	2/15/23		230	251
					250,857
Utah (0.3%)
Central Utah Water Conservancy District GO	5.000%	4/1/30		500	532
Central Utah Water Conservancy District Revenue	4.000%	10/1/32		1,000	1,084
Jordan Valley UT Water Conservancy District Revenue	4.000%	10/1/32		750	807
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/22	(Prere.)	350	387
Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/34		750	873
Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/35		850	986

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Utah GO	5.000%	7/1/19		615	625
Utah GO	5.000%	7/1/21		1,300	1,402
Utah GO	5.000%	7/1/22		1,400	1,549
Utah GO	5.000%	7/1/23		3,500	3,965
Utah GO	5.000%	7/1/24		1,000	1,158
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26		1,000	1,165
					14,533
Virginia (1.2%)
Arlington County VA GO	5.000%	8/1/23		600	664
Arlington County VA GO	5.000%	8/15/26		2,000	2,395
Chesapeake VA Toll Road Revenue	5.000%	7/15/21		500	529
Fairfax County VA GO	5.000%	10/1/20		1,710	1,805
Fairfax County VA GO	5.000%	10/1/23		1,255	1,427
Fairfax County VA GO	4.000%	10/1/32		1,415	1,548
Fairfax County VA Public Improvement GO	5.000%	4/1/21		325	348
Fairfax County VA Sewer Revenue	4.000%	7/15/21		1,790	1,887
Fairfax County VA Water Authority Revenue	5.000%	4/1/25		500	549
Norfolk VA Economic Development Authority Hospital Facilities Revenue (Sentara Healthcare) PUT	5.000%	11/1/28		1,020	1,212
Norfolk VA GO	5.000%	10/1/20		775	817
Norfolk VA GO	5.000%	8/1/21		2,040	2,200
Norfolk VA GO	5.000%	9/1/29		1,395	1,608
Norfolk VA GO	5.000%	9/1/30		1,090	1,255
Norfolk VA GO	5.000%	9/1/32		1,345	1,544
Norfolk VA Water Revenue	5.000%	5/1/22	(Prere.)	495	545
Norfolk VA Water Revenue	5.000%	11/1/31		5	5
Norfolk VA Water Revenue	5.000%	11/1/34		1,155	1,355
Richmond VA Public Utility Revenue	5.000%	1/15/28		1,000	1,174
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/30		500	541
Stafford County VA Economic Development Authority Hospital Facilities Revenue (Mary Washington Healthcare Obligated Group)	5.000%	6/15/24		1,120	1,253
Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/30		600	675
Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/33		425	473
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/21		1,000	1,065
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	4.000%	2/1/34		1,900	2,019
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	5.000%	9/1/22		355	394
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/21		2,410	2,612
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/26		1,255	1,496

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/27		2,130	2,565
Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/35		1,280	1,369
Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/35		1,750	1,852
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/24		1,250	1,443
Virginia Public School Authority Revenue	5.000%	8/1/19		500	509
Virginia Public School Authority Revenue	5.000%	3/1/20		3,700	3,838
Virginia Public School Authority Revenue	4.000%	8/1/20		1,700	1,759
Virginia Public School Authority Revenue	5.000%	8/1/26		1,500	1,794
Virginia Public School Authority Revenue	5.000%	8/1/29		1,500	1,772
Virginia Public School Authority School Technology & Security Notes Revenue	5.000%	4/15/21		1,055	1,130
					51,426
Washington (1.2%)
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/26		785	938
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/20		500	524
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/31		1,200	1,374
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/21		1,355	1,458
King County WA GO	5.000%	1/1/19		150	150
King County WA GO	5.000%	7/1/20		1,250	1,309
King County WA GO	5.000%	1/1/24		500	544
King County WA GO	4.000%	12/1/32		1,500	1,604
Lewis County WA Public Utility District No. 1 Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/21		1,000	1,082
Northwest Energy Washington Electric Revenue (Bonneville Power Administration)	5.000%	7/1/28		2,550	2,791
Pierce County WA School District No. 3 Puyallup GO	5.000%	12/1/25		1,000	1,108
Port of Seattle WA Revenue	5.000%	8/1/29		250	273
Seattle WA GO	5.000%	6/1/21		1,000	1,075
University of Washington Revenue	5.000%	4/1/31		335	356
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/23		375	403
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27		1,000	1,150
Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/31		1,500	1,603
Washington Economic Development Finance Authority Lease Revenue (Washington Biomedical Research Properties 2)	5.000%	6/1/25		1,090	1,258
Washington GO	5.000%	8/1/19	(Prere.)	500	509
Washington GO	0.000%	6/1/20	(14)	500	487
Washington GO	5.000%	7/1/20		1,000	1,047
Washington GO	5.000%	2/1/22	(Prere.)	500	547
Washington GO	5.000%	7/1/22		1,400	1,546
Washington GO	5.000%	7/1/23		1,020	1,152
Washington GO	5.000%	7/1/25		560	615
Washington GO	5.000%	7/1/25		1,500	1,723
Washington GO	4.000%	7/1/27		2,750	2,908
Washington GO	4.000%	7/1/27		2,425	2,564

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Washington GO	5.000%	8/1/27		1,000	1,163
Washington GO	4.000%	7/1/28		1,135	1,197
Washington GO	4.000%	7/1/28		3,180	3,354
Washington GO	4.000%	7/1/29		2,720	2,890
Washington GO	5.000%	8/1/30		1,585	1,877
Washington GO	5.000%	8/1/36		2,070	2,424
Washington GO	5.000%	8/1/38		2,070	2,405
Washington Health Care Facilities Authority Revenue (Central Washington Health Services Association)	5.000%	7/1/30		1,760	1,942
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/32		1,000	1,156
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/33		880	960
Washington State University General Revenue	5.000%	10/1/31		500	537
					52,003
West Virginia (0.3%)
West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/33		1,000	1,157
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/29		1,180	1,393
West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/37		1,545	1,608
West Virginia GO	5.000%	12/1/35		1,000	1,167
West Virginia GO	5.000%	6/1/36		1,000	1,162
West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/37		1,315	1,487
West Virginia Hospital Finance Authority Hospital Revenue (Cabell Huntington Hospital Inc.)	5.000%	1/1/29		750	872
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.125%	9/1/23		1,065	1,083
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.625%	9/1/32		3,140	3,201
West Virginia Parkways Authority Turnpike Toll Revenue	5.000%	6/1/33		750	882
					14,012
Wisconsin (0.9%)
Madison WI Area Technical College GO	4.000%	3/1/25		1,835	2,028
Milwaukee WI GO	4.000%	3/15/20		1,000	1,025
University of Wisconsin Hospitals & Clinics Authority Revenue VRDO	1.720%	1/2/19		2,900	2,900
Wisconsin General Fund Annual Appropriation Revenue	5.625%	5/1/19	(Prere.)	45	46
Wisconsin General Fund Annual Appropriation Revenue	5.625%	5/1/28		415	420
Wisconsin GO	5.000%	5/1/20		1,000	1,042
Wisconsin GO	5.000%	5/1/21	(ETM)	15	16
Wisconsin GO	5.000%	5/1/21		760	816
Wisconsin GO	5.000%	5/1/22	(Prere.)	35	38
Wisconsin GO	5.000%	11/1/23		2,455	2,797
Wisconsin GO	5.000%	5/1/24		500	550

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Wisconsin GO	5.000%	5/1/26		2,210	2,426
Wisconsin GO	5.000%	5/1/29		1,000	1,115
Wisconsin GO	5.000%	5/1/36		2,000	2,267
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/31		1,065	1,210
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	4.000%	11/15/33		2,000	2,091
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	4.000%	11/15/34		1,500	1,562
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	5.000%	11/15/36		1,955	2,177
Wisconsin Health & Educational Facilities Authority Revenue (Aspirus, Inc. Obligated Group)	5.000%	8/15/25		1,670	1,869
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/21	(Prere.)	1,150	1,238
Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.)	4.000%	8/15/31		1,010	1,070
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/30		500	546
Wisconsin Public Finance Authority Exempt Facilities Revenue (Wingate University)	5.250%	10/1/32		715	787
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/30		1,085	1,219
Wisconsin Public Power System Power Supply System Revenue	5.000%	7/1/32		500	553
Wisconsin Transportation Revenue	5.000%	7/1/22	(Prere.)	115	127
Wisconsin Transportation Revenue	5.000%	7/1/23		385	424
Wisconsin Transportation Revenue	5.000%	7/1/31		1,285	1,514
Wisconsin Transportation Revenue	5.000%	7/1/33		2,755	3,113
					36,986
Wyoming (0.0%)
Wyoming Municipal Power Agency Power Supply Revenue	5.000%	1/1/34	(15)	1,000	1,126
Total Tax-Exempt Municipal Bonds (Cost $2,189,648)					2,218,510
Temporary Cash Investments (0.0%)[1]
U.S. Government and Agency Obligations (0.0%)
United States Treasury Bill	2.350%	3/21/19		100	100
United States Treasury Bill	2.451%	4/18/19		700	695
United States Treasury Bill	2.502%	6/20/19		1,200	1,186
Total Temporary Cash Investments (Cost $1,980)					1,981
Total Investments (98.9%) (Cost $3,571,878)					4,321,189

Tax-Managed Balanced Fund

Amount
($000)
Other Assets and Liabilities (1.1%)
Other Assets
Investment in Vanguard	235
Receivables for Investment Securities Sold	20,051
Receivables for Accrued Income	28,714
Receivables for Capital Shares Issued	20,193
Variation Margin Receivable—Futures Contracts	385
Other Assets[7]	1,468
Total Other Assets	71,046
Liabilities
Payables for Investment Securities Purchased	(8,891)
Payables for Capital Shares Redeemed	(11,593)
Payables to Vanguard	(1,191)
Variation Margin Payable—Futures Contracts	(199)
Total Liabilities	(21,874)
Net Assets (100%)
Applicable to 147,373,759 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,370,361
Net Asset Value Per Share	$29.65

At December 31, 2018, net assets consisted of:
Amount
($000)
Paid-in Capital	3,649,229
Total Distributable Earnings (Loss)	721,132
Net Assets	4,370,361

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
§	Security value determined using significant unobservable inputs.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 48.2% and -0.1%, respectively, of net assets.

2	Adjustable-rate security based upon SIFMA Municipal Swap Index Yield plus spread.
3	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2018.
4	5.000% coupon rate will be effective February 2023.
5	6.200% coupon rate will be effective January 2024.
6	4.000% coupon rate will be effective February 2021.
7	Securities with a value of $1,321,000 and cash of $1,398,000 have been segregated as initial margin for open futures contracts.
8

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, the aggregate value of these securities was $5,338,000, representing 0.1% of net assets.

9	Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
10	5.050% coupon rate will be effective October 2023.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.
A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

PILOT—Payments in Lieu of Taxes.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

VRDO—Variable Rate Demand Obligation.

VRDP—Variable Rate Demand Preferred.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

(19) TPSF (Texas Permanent School Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Tax-Managed Balanced Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation )
Long Futures Contracts
2-Year U.S. Treasury Note	March 2019	864	183,438	1,008
E-mini S&P 500 Index	March 2019	32	4,008	31
Ultra Long U.S. Treasury Bond	March 2019	16	2,571	5
				1,044
Short Futures Contracts
5-Year U.S. Treasury Note	March 2019	(278)	(31,883)	(184)
30-Year U.S. Treasury Bond	March 2019	(145)	(21,170)	(780)
10-Year U.S. Treasury Note	March 2019	(92)	(11,225)	(154)
Ultra 10-Year U.S. Treasury Note	March 2019	(78)	(10,146)	(237)
				(1,355)
				(311)

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Statement of Operations

Year Ended
December 31, 2018
($000)
Investment Income
Income
Dividends	37,996
Interest	59,694
Total Income	97,690
Expenses
The Vanguard Group—Note B
Investment Advisory Services	231
Management and Administrative	3,198
Marketing and Distribution	285
Custodian Fees	44
Auditing Fees	33
Shareholders’ Reports	45
Trustees’ Fees and Expenses	3
Total Expenses	3,839
Expenses Paid Indirectly	(37)
Net Expenses	3,802
Net Investment Income	93,888
Realized Net Gain (Loss)
Investment Securities Sold[1]	6,372
Futures Contracts	(1,853)
Realized Net Gain (Loss)	4,519
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(169,600)
Futures Contracts	(61)
Change in Unrealized Appreciation (Depreciation)	(169,661)
Net Increase (Decrease) in Net Assets Resulting from Operations	(71,254)

1 Includes $9,585,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	93,888	74,359
Realized Net Gain (Loss)	4,519	7,097
Change in Unrealized Appreciation (Depreciation)	(169,661)	333,935
Net Increase (Decrease) in Net Assets Resulting from Operations	(71,254)	415,391
Distributions
Net Investment Income	(91,073)	(74,412)
Realized Capital Gain	—	—
Total Distributions	(91,073)	(74,412)
Capital Share Transactions
Issued	1,045,236	831,144
Issued in Lieu of Cash Distributions	75,332	62,220
Redeemed	(518,200)	(399,561)
Net Increase (Decrease) from Capital Share Transactions	602,368	493,803
Total Increase (Decrease)	440,041	834,782
Net Assets
Beginning of Period	3,930,320	3,095,538
End of Period	4,370,361	3,930,320

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Financial Highlights

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$30.73	$27.85	$26.86	$26.79	$24.90
Investment Operations
Net Investment Income	.688 [1]	.622 [1]	.595	.557	.547
Net Realized and Unrealized Gain (Loss) on Investments	(1.110)	2.871	.989	.067	1.879
Total from Investment Operations	(.422)	3.493	1.584	.624	2.426
Distributions
Dividends from Net Investment Income[2]	(.658)	(.613)	(.594)	(.554)	(.536)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.658)	(.613)	(.594)	(.554)	(.536)
Net Asset Value, End of Period	$29.65	$30.73	$27.85	$26.86	$26.79

Total Return[3]	-1.43%	12.64%	5.94%	2.35%	9.81%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,370	$3,930	$3,096	$2,478	$1,911
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.11%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.22%	2.11%	2.20%	2.11%	2.15%
Portfolio Turnover Rate	11%[4]	9%[4]	11%[4]	9%	8%

1 Calculated based on average shares outstanding.

2 For tax purposes, nontaxable dividends represent 61%, 61%, 57%, 62%, and 64% of dividends from net investment income.

3 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Notes to Financial Statements

Vanguard Tax-Managed Balanced Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund also uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate porfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds and stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2018, the fund’s average investments in long and short futures contracts represented 3% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

Tax-Managed Balanced Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2015–2018), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2018, or at any time during the period then ended.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2018, the fund had contributed to Vanguard capital in the amount of $235,000, representing 0.01% of the fund’s net assets and 0.09% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2018, custodian fee offset arrangements reduced the fund’s expenses by $37,000 (an annual rate of 0.00% of average net assets).

Tax-Managed Balanced Fund

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of December 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,100,666	—	32
Tax-Exempt Municipal Bonds	—	2,218,510	—
Temporary Cash Investments	—	1,981	—
Futures Contracts—Assets[1]	385	—	—
Futures Contracts—Liabilities[1]	(199)	—	—
Total	2,100,852	2,220,491	32

1 Represents variation margin on the last day of the reporting period.

E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	9,585
Total Distributable Earnings (Loss)	(9,585)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The

Tax-Managed Balanced Fund

differences are primarily related to the tax deferral of losses on wash sales and straddles, and the realization of unrealized gains or losses on certain futures contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	1,056
Undistributed Tax-Exempt Income	1,688
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)	(29,586)
Net Unrealized Gains (Losses)	748,973

As of December 31, 2018, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	3,572,216
Gross Unrealized Appreciation	790,498
Gross Unrealized Depreciation	(41,525)
Net Unrealized Appreciation (Depreciation)	748,973

F.  During the year ended December 31, 2018, the fund purchased $1,048,441,000 of investment securities and sold $447,716,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales include $0 and $16,340,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adoped by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2018, such purchases and sales were $189,666,000 and $218,356,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

G. Capital shares issued and redeemed were:

	Year Ended December 31,
	2018	2017
	Shares	Shares
	(000)	(000)
Issued	33,875	28,279
Issued in Lieu of Cash Distributions	2,456	2,096
Redeemed	(16,871)	(13,595)
Net Increase (Decrease) in Shares Outstanding	19,460	16,780

H.  Management has determined that no events or transactions occurred subsequent to December 31, 2018, that would require recognition or disclosure in these financial statements.

Tax-Managed Capital Appreciation Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2008, Through December 31, 2018

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2018
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Tax-Managed Capital Appreciation Fund Admiral Shares	-4.97%	8.31%	13.41%	$35,202
Russell 1000 Index	-4.78	8.21	13.28	34,798
Dow Jones U.S. Total Stock Market Float Adjusted Index	-5.30	7.86	13.22	34,625

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Tax-Managed Capital Appreciation Fund Institutional Shares	-4.95%	8.34%	13.46%	$17,671,954
Russell 1000 Index	-4.78	8.21	13.28	17,399,138
Dow Jones U.S. Total Stock Market Float Adjusted Index	-5.30	7.86	13.22	17,312,429

See Financial Highlights for dividend and capital gains information.

Tax-Managed Capital Appreciation Fund

Sector Diversification

As of December 31, 2018

Consumer Discretionary	14.6%
Consumer Staples	6.2
Energy	5.1
Financial Services	20.5
Health Care	14.3
Materials & Processing	3.1
Other	0.0
Producer Durables	10.1
Technology	20.7
Utilities	5.4

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Russell Global Sectors (“RGS”), except for the “Other” category (if applicable), which includes securities that have not been provided a RGS classification as of the effective reporting period.

Tax-Managed Capital Appreciation Fund

Financial Statements

Statement of Net Assets

As of December 31, 2018

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (14.6%)
*	Amazon.com Inc.	152,190	228,585
	Home Depot Inc.	427,959	73,532
	Walt Disney Co.	544,819	59,739
	Comcast Corp. Class A	1,566,250	53,331
	McDonald’s Corp.	294,004	52,206
	Walmart Inc.	510,670	47,569
*	Netflix Inc.	144,277	38,617
	Costco Wholesale Corp.	172,315	35,102
	NIKE Inc. Class B	472,133	35,004
	Lowe’s Cos. Inc.	354,395	32,732
	Starbucks Corp.	487,486	31,394
*	Booking Holdings Inc.	17,165	29,565
	Twenty-First Century Fox Inc. Class A	506,707	24,383
	Marriott International Inc. Class A	192,099	20,854
	TJX Cos. Inc.	420,243	18,802
	Ross Stores Inc.	215,087	17,895
*	O’Reilly Automotive Inc.	51,455	17,717
*	Tesla Inc.	50,979	16,966
*	AutoZone Inc.	18,650	15,635
	Estee Lauder Cos. Inc. Class A	116,092	15,104
*	Charter Communications Inc. Class A	52,889	15,072
	Yum! Brands Inc.	155,439	14,288
*	Dollar Tree Inc.	135,588	12,246
*	eBay Inc.	428,098	12,017
	Target Corp.	176,642	11,674
	General Motors Co.	320,904	10,734
	Royal Caribbean Cruises Ltd.	107,961	10,558
*	CarMax Inc.	164,258	10,304
*	Sirius XM Holdings Inc.	1,789,603	10,219
*	NVR Inc.	4,101	9,994
	Dollar General Corp.	80,113	8,659
	Advance Auto Parts Inc.	54,470	8,577
	DR Horton Inc.	242,346	8,400
	Expedia Group Inc.	73,665	8,298
	MGM Resorts International	329,091	7,984
	Darden Restaurants Inc.	77,627	7,752
	Ford Motor Co.	965,131	7,383
	CBS Corp. Class B	163,352	7,142
*	WABCO Holdings Inc.	63,336	6,798
	Yum China Holdings Inc.	196,056	6,574
	Gentex Corp.	323,576	6,539
	Hyatt Hotels Corp. Class A	96,057	6,493
	Hasbro Inc.	79,460	6,456
	PVH Corp.	68,897	6,404
	PulteGroup Inc.	237,254	6,166
	Interpublic Group of Cos. Inc.	298,024	6,148
	VF Corp.	83,658	5,968
	Kohl’s Corp.	85,794	5,692
*	Discovery Communications Inc.	245,188	5,659
	Hilton Worldwide Holdings Inc.	76,420	5,487
*	Qurate Retail Group Inc. QVC Group Class A	270,404	5,278
	BorgWarner Inc.	148,528	5,160
*	Mohawk Industries Inc.	41,760	4,884
	Las Vegas Sands Corp.	93,794	4,882
	Fortune Brands Home & Security Inc.	126,701	4,813
	Lennar Corp. Class A	122,595	4,800
	Macy’s Inc.	146,443	4,361
	Brinker International Inc.	91,846	4,039
	Lear Corp.	32,043	3,937
	Omnicom Group Inc.	53,014	3,883
*	TripAdvisor Inc.	71,486	3,856
*	Visteon Corp.	63,670	3,838
	Carnival Corp.	77,458	3,819
	Gap Inc.	147,546	3,801
*	Liberty Media Corp-Liberty SiriusXM Class C	100,591	3,720
	Foot Locker Inc.	68,570	3,648
	Toll Brothers Inc.	110,747	3,647

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
*	Norwegian Cruise Line Holdings Ltd.	83,684	3,547
*	Tempur Sealy International Inc.	85,647	3,546
	KAR Auction Services Inc.	73,720	3,518
*	Lululemon Athletica Inc.	28,528	3,469
*	Madison Square Garden Co. Class A	12,102	3,240
	Ralph Lauren Corp. Class A	31,166	3,224
*	Live Nation Entertainment Inc.	63,870	3,146
*	AutoNation Inc.	87,814	3,135
	Viacom Inc. Class B	121,422	3,121
	Vail Resorts Inc.	14,800	3,120
	Hanesbrands Inc.	242,675	3,041
*	Liberty Media Corp-Liberty SiriusXM Class A	74,960	2,759
*	Bright Horizons Family Solutions Inc.	24,192	2,696
	John Wiley & Sons Inc. Class A	55,489	2,606
	Goodyear Tire & Rubber Co.	120,809	2,466
*	Burlington Stores Inc.	15,125	2,460
*	Chipotle Mexican Grill Inc. Class A	5,620	2,427
*	AMC Networks Inc. Class A	43,861	2,407
	Aptiv plc	37,725	2,323
	Wynn Resorts Ltd.	23,045	2,279
*	Pandora Media Inc.	271,700	2,198
*	GCI Liberty Inc. Class A	53,358	2,196
*	Ulta Beauty Inc.	8,671	2,123
	Nordstrom Inc.	45,034	2,099
	Harley-Davidson Inc.	59,000	2,013
*	Wayfair Inc.	22,312	2,010
	Best Buy Co. Inc.	36,975	1,958
*	Liberty Media Corp-Liberty Formula One	63,664	1,954
*	Mattel Inc.	188,674	1,885
*	ServiceMaster Global Holdings Inc.	46,983	1,726
	H&R Block Inc.	67,000	1,700
	News Corp. Class A	149,164	1,693
*	Liberty Broadband Corp.	22,829	1,644
	Tractor Supply Co.	17,475	1,458
*	Urban Outfitters Inc.	41,894	1,391
	Genuine Parts Co.	13,633	1,309
	Tapestry Inc.	37,840	1,277
*	Liberty Expedia Holdings Inc. Class A	30,501	1,193
*	Sally Beauty Holdings Inc.	68,470	1,167
	AMERCO	3,528	1,158
	Polaris Industries Inc.	14,654	1,124
*	Murphy USA Inc.	14,363	1,101
*	Under Armour Inc.	60,358	976
	Domino’s Pizza Inc.	3,700	918
*	Liberty Media Corp-Liberty Formula One Class A	24,044	715
*	frontdoor Inc.	26,732	711
*	Liberty Broadband Corp. Class A	9,684	695
*	Hilton Grand Vacations Inc.	25,052	661
*	Michaels Cos. Inc.	47,941	649
*	Vista Outdoor Inc.	56,939	646
	Pool Corp.	4,300	639
	Graham Holdings Co. Class B	921	590
*	Under Armour Inc. Class A	33,366	590
	Lennar Corp. Class B	16,993	532
*	Discovery Communications Inc. Class A	20,480	507
*	Skechers U.S.A. Inc. Class A	19,108	437
*	LKQ Corp.	15,681	372
*	Garrett Motion Inc.	29,032	358
	Coty Inc. Class A	48,628	319
*	Grand Canyon Education Inc.	1,836	177
	Viacom Inc. Class A	5,953	166
*	Michael Kors Holdings Ltd.	3,000	114
*	DISH Network Corp. Class A	4,163	104
			1,298,566
Consumer Staples (6.2%)
	Procter & Gamble Co.	933,676	85,824
	Coca-Cola Co.	1,230,163	58,248
	PepsiCo Inc.	470,214	51,949
	Philip Morris International Inc.	620,093	41,398
	CVS Health Corp.	511,343	33,503
	Altria Group Inc.	676,764	33,425
	Mondelez International Inc. Class A	611,335	24,472
	Colgate-Palmolive Co.	374,505	22,291
	Walgreens Boots Alliance Inc.	298,873	20,422
*	Monster Beverage Corp.	315,454	15,527
	Constellation Brands Inc. Class A	85,918	13,817
	Kroger Co.	436,844	12,013
	McCormick & Co. Inc.	85,466	11,900
	Clorox Co.	72,852	11,230
	Church & Dwight Co. Inc.	168,036	11,050
	Archer-Daniels-Midland Co.	254,709	10,436
	Brown-Forman Corp. Class B	211,125	10,045
	Hormel Foods Corp.	214,353	9,149
	Tyson Foods Inc. Class A	166,314	8,881
	Hershey Co.	77,167	8,271
	Kimberly-Clark Corp.	50,121	5,711

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	Ingredion Inc.	60,484	5,528
	Kraft Heinz Co.	119,890	5,160
	JM Smucker Co.	53,696	5,020
	Molson Coors Brewing Co. Class B	74,881	4,205
	General Mills Inc.	105,667	4,115
*	Herbalife Nutrition Ltd.	64,666	3,812
	Energizer Holdings Inc.	73,010	3,296
*	Campbell Soup Co.	96,545	3,185
	Kellogg Co.	55,556	3,167
	Keurig Dr Pepper Inc.	121,099	3,105
*	Post Holdings Inc.	33,189	2,958
*	Edgewell Personal Care Co.	66,829	2,496
	Sysco Corp.	35,913	2,250
*	TreeHouse Foods Inc.	37,683	1,911
	Lamb Weston Holdings Inc.	19,601	1,442
*	US Foods Holding Corp.	44,757	1,416
	Bunge Ltd.	23,061	1,232
	Conagra Brands Inc.	50,938	1,088
*	Sprouts Farmers Market Inc.	32,724	769
*	Pilgrim’s Pride Corp.	6,800	106
			555,823
Energy (5.1%)
	Exxon Mobil Corp.	1,699,785	115,908
	Chevron Corp.	761,544	82,848
	ConocoPhillips	477,795	29,791
	EOG Resources Inc.	232,174	20,248
	Phillips 66	213,864	18,424
	Occidental Petroleum Corp.	271,642	16,673
	Marathon Petroleum Corp.	249,164	14,703
	Halliburton Co.	537,464	14,286
	Valero Energy Corp.	177,597	13,314
	Diamondback Energy Inc.	114,797	10,642
	Pioneer Natural Resources Co.	79,133	10,408
*	Concho Resources Inc.	99,420	10,219
	Anadarko Petroleum Corp.	218,865	9,595
	Kinder Morgan Inc.	517,556	7,960
	Cabot Oil & Gas Corp.	313,271	7,002
	Williams Cos. Inc.	269,880	5,951
*	Continental Resources Inc.	125,201	5,032
*	WPX Energy Inc.	439,494	4,988
*	Cheniere Energy Inc.	77,105	4,564
	Patterson-UTI Energy Inc.	428,001	4,430
	ONEOK Inc.	77,477	4,180
	Hess Corp.	99,652	4,036
	Cimarex Energy Co.	63,901	3,940
	Apache Corp.	132,436	3,476
	National Oilwell Varco Inc.	110,211	2,832
	Devon Energy Corp.	116,881	2,635
	Marathon Oil Corp.	164,451	2,358
	Schlumberger Ltd.	62,706	2,262
	HollyFrontier Corp.	37,726	1,929
	Helmerich & Payne Inc.	38,700	1,855
*	Apergy Corp.	60,320	1,634
	Noble Energy Inc.	86,852	1,629
*	First Solar Inc.	36,156	1,535
	EQT Corp.	78,918	1,491
*	CNX Resources Corp.	115,864	1,323
*	QEP Resources Inc.	234,160	1,318
*	Equitrans Midstream Corp.	63,393	1,269
*	Newfield Exploration Co.	65,705	963
*	Transocean Ltd.	137,639	955
	PBF Energy Inc. Class A	28,453	930
*	Whiting Petroleum Corp.	35,777	812
	Murphy Oil Corp.	28,713	672
*	Chesapeake Energy Corp.	288,869	607
	SM Energy Co.	35,587	551
	RPC Inc.	51,104	504
	Kosmos Energy Ltd.	122,167	497
	Range Resources Corp.	28,321	271
*	Antero Resources Corp.	27,905	262
*	Parsley Energy Inc. Class A	14,505	232
*	Weatherford International plc	259,500	145
*	Centennial Resource Development Inc. Class A	12,300	136
*	Extraction Oil & Gas Inc.	26,203	112
			454,337
Financial Services (20.5%)
*	Berkshire Hathaway Inc. Class B	695,772	142,063
	JPMorgan Chase & Co.	1,228,930	119,968
	Visa Inc. Class A	677,153	89,344
	Bank of America Corp.	3,451,606	85,048
	Wells Fargo & Co.	1,618,304	74,571
	Mastercard Inc. Class A	362,858	68,453
	Citigroup Inc.	995,895	51,846
*	PayPal Holdings Inc.	525,092	44,155
	American Tower Corp.	188,056	29,749
	American Express Co.	295,632	28,180
	Goldman Sachs Group Inc.	151,726	25,346
	S&P Global Inc.	128,943	21,913
*	Fiserv Inc.	288,354	21,191
	Charles Schwab Corp.	501,085	20,810
	Morgan Stanley	523,690	20,764
	Simon Property Group Inc.	120,352	20,218
	Intercontinental Exchange Inc.	260,685	19,637
	Aon plc	130,582	18,981
	US Bancorp	410,305	18,751
	American International Group Inc.	468,621	18,468
	Crown Castle International Corp.	156,678	17,020

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	Progressive Corp.	274,977	16,589
	Aflac Inc.	355,415	16,193
*	SBA Communications Corp. Class A	99,103	16,044
	CME Group Inc.	78,829	14,829
	E*TRADE Financial Corp.	332,575	14,593
	Fidelity National Information Services Inc.	138,005	14,152
	MSCI Inc. Class A	91,866	13,544
	Global Payments Inc.	124,515	12,841
	Public Storage	62,784	12,708
	Prudential Financial Inc.	154,924	12,634
	Travelers Cos. Inc.	102,180	12,236
	Equinix Inc.	34,081	12,016
	SunTrust Banks Inc.	237,293	11,969
	AvalonBay Communities Inc.	66,756	11,619
	Discover Financial Services	195,866	11,552
	Total System Services Inc.	140,991	11,461
	MetLife Inc.	266,822	10,956
	Prologis Inc.	186,054	10,925
*	Markel Corp.	10,483	10,882
	Chubb Ltd.	81,665	10,549
	Moody’s Corp.	75,085	10,515
	Equity Residential	159,197	10,509
	State Street Corp.	164,381	10,367
*	CBRE Group Inc. Class A	258,843	10,364
	PNC Financial Services Group Inc.	85,993	10,053
	TD Ameritrade Holding Corp.	191,433	9,373
	Ameriprise Financial Inc.	89,596	9,351
	Essex Property Trust Inc.	37,970	9,311
*	First Republic Bank	106,543	9,259
	Nasdaq Inc.	111,986	9,135
	Capital One Financial Corp.	120,098	9,078
	Alleghany Corp.	14,535	9,060
	Equity LifeStyle Properties Inc.	92,165	8,952
	Boston Properties Inc.	79,444	8,941
	Allstate Corp.	108,188	8,940
	Reinsurance Group of America Inc. Class A	62,991	8,833
	T. Rowe Price Group Inc.	94,585	8,732
	Brown & Brown Inc.	316,829	8,732
	Bank of New York Mellon Corp.	183,540	8,639
	Fifth Third Bancorp	363,889	8,562
*	Arch Capital Group Ltd.	319,586	8,539
	Torchmark Corp.	113,240	8,440
	Zions Bancorp NA	197,868	8,061
	BlackRock Inc.	20,445	8,031
	WR Berkley Corp.	106,678	7,885
*	Worldpay Inc. Class A	102,675	7,847
	Lincoln National Corp.	151,102	7,753
	Popular Inc.	162,360	7,667
	Extra Space Storage Inc.	84,233	7,621
	Commerce Bancshares Inc.	134,353	7,573
	BB&T Corp.	173,299	7,507
	Raymond James Financial Inc.	99,590	7,410
	KeyCorp	498,313	7,365
	Loews Corp.	156,257	7,113
	Welltower Inc.	101,825	7,068
	Equifax Inc.	75,653	7,046
	American Financial Group Inc.	77,647	7,029
	M&T Bank Corp.	49,022	7,016
	Digital Realty Trust Inc.	64,837	6,908
	Assurant Inc.	76,628	6,854
*	SLM Corp.	780,457	6,486
	Dun & Bradstreet Corp.	45,019	6,426
	Lamar Advertising Co. Class A	92,536	6,402
	Apartment Investment & Management Co.	144,020	6,320
	Jack Henry & Associates Inc.	48,634	6,153
	Synchrony Financial	261,593	6,137
	Broadridge Financial Solutions Inc.	63,181	6,081
	American Homes 4 Rent Class A	304,984	6,054
	Mid-America Apartment Communities Inc.	62,998	6,029
	East West Bancorp Inc.	138,446	6,027
	Jones Lang LaSalle Inc.	47,490	6,012
	SEI Investments Co.	127,864	5,907
	Douglas Emmett Inc.	171,690	5,860
	Hanover Insurance Group Inc.	50,087	5,849
	White Mountains Insurance Group Ltd.	6,515	5,588
	Federal Realty Investment Trust	46,003	5,430
	Principal Financial Group Inc.	122,618	5,416
	Franklin Resources Inc.	182,355	5,409
	Unum Group	175,834	5,166
	Ventas Inc.	87,600	5,132
	Host Hotels & Resorts Inc.	303,112	5,053
*	CoreLogic Inc.	147,562	4,932
	Alexandria Real Estate Equities Inc.	41,839	4,822
	Weyerhaeuser Co.	218,552	4,778
*	Howard Hughes Corp.	48,613	4,746
	Cullen/Frost Bankers Inc.	51,946	4,568
*	FleetCor Technologies Inc.	24,471	4,545
	Annaly Capital Management Inc.	461,132	4,528
	TFS Financial Corp.	277,633	4,478

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	First Horizon National Corp.	331,147	4,358
	Signature Bank	41,411	4,257
	Marsh & McLennan Cos. Inc.	53,044	4,230
	Camden Property Trust	45,823	4,035
	Associated Banc-Corp	190,582	3,772
	Equity Commonwealth	125,629	3,770
*	Euronet Worldwide Inc.	34,378	3,520
	Hartford Financial Services Group Inc.	75,768	3,368
	BOK Financial Corp.	43,381	3,181
	SL Green Realty Corp.	39,620	3,133
	CNA Financial Corp.	69,518	3,069
	Affiliated Managers Group Inc.	31,256	3,046
	Eaton Vance Corp.	86,022	3,026
	Interactive Brokers Group Inc.	54,034	2,953
	AGNC Investment Corp.	166,389	2,918
	Hospitality Properties Trust	118,958	2,841
	Invitation Homes Inc.	141,384	2,839
	Paramount Group Inc.	223,672	2,809
	Retail Properties of America Inc.	243,693	2,644
	TransUnion	45,649	2,593
	Macerich Co.	58,970	2,552
	Realty Income Corp.	39,200	2,471
	Jefferies Financial Group Inc.	130,570	2,267
	Voya Financial Inc.	55,570	2,231
*	Square Inc.	39,190	2,198
	Alliance Data Systems Corp.	13,992	2,100
	People’s United Financial Inc.	145,094	2,094
	Northern Trust Corp.	24,465	2,045
*	First Data Corp. Class A	117,865	1,993
	Vornado Realty Trust	29,424	1,825
	Brookfield Property REIT Inc. Class A	103,992	1,674
	AXA Equitable Holdings Inc.	100,389	1,669
*	WEX Inc.	11,803	1,653
	Santander Consumer USA Holdings Inc.	87,377	1,537
	Bank of Hawaii Corp.	22,766	1,533
	Taubman Centers Inc.	27,265	1,240
	Navient Corp.	140,546	1,238
	Legg Mason Inc.	46,914	1,197
	Fidelity National Financial Inc.	37,871	1,191
	Ally Financial Inc.	52,542	1,191
	MFA Financial Inc.	157,700	1,053
*	OneMain Holdings Inc.	41,689	1,013
*	Credit Acceptance Corp.	2,550	973
	Lazard Ltd. Class A	23,695	875
	Iron Mountain Inc.	26,870	871
	VICI Properties Inc.	45,019	845
	Park Hotels & Resorts Inc.	30,900	803
*	Western Alliance Bancorp	20,209	798
*	Zillow Group Inc.	22,478	710
	Duke Realty Corp.	26,702	692
*	SVB Financial Group	3,555	675
*	Athene Holding Ltd. Class A	13,383	533
*	Brighthouse Financial Inc.	15,948	486
	Uniti Group Inc.	28,400	442
	Western Union Co.	25,593	437
	Healthcare Trust of America Inc. Class A	15,811	400
	Outfront Media Inc.	21,544	390
	Brixmor Property Group Inc.	24,292	357
*	Zillow Group Inc. Class A	9,200	289
	Two Harbors Investment Corp.	12,068	155
	New Residential Investment Corp.	10,190	145
	Senior Housing Properties Trust	11,500	135
	SITE Centers Corp.	9,200	102
	Retail Value Inc.	1,300	33
			1,828,014
Health Care (14.3%)
	Johnson & Johnson	1,014,730	130,951
	Pfizer Inc.	2,053,694	89,644
	UnitedHealth Group Inc.	328,897	81,935
	Merck & Co. Inc.	883,861	67,536
	AbbVie Inc.	563,124	51,914
	Amgen Inc.	244,167	47,532
	Medtronic plc	460,294	41,868
	Abbott Laboratories	537,884	38,905
	Eli Lilly & Co.	326,179	37,745
	Thermo Fisher Scientific Inc.	156,212	34,959
*	Cigna Corp.	182,237	34,610
	Gilead Sciences Inc.	485,441	30,364
	Bristol-Myers Squibb Co.	558,862	29,050
	Anthem Inc.	109,625	28,791
	Becton Dickinson and Co.	125,300	28,233
*	Biogen Inc.	92,653	27,881
*	Boston Scientific Corp.	774,511	27,371
	Danaher Corp.	236,254	24,363
	Zoetis Inc.	246,293	21,068
	Humana Inc.	70,333	20,149
*	Vertex Pharmaceuticals Inc.	120,360	19,945
*	Celgene Corp.	278,330	17,838
	Stryker Corp.	111,940	17,547
*	Illumina Inc.	46,492	13,944

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	Allergan plc	101,979	13,631
	Agilent Technologies Inc.	200,698	13,539
*	Intuitive Surgical Inc.	23,290	11,154
	Cooper Cos. Inc.	42,909	10,920
	Teleflex Inc.	41,240	10,660
	Baxter International Inc.	161,279	10,615
	Zimmer Biomet Holdings Inc.	96,477	10,007
*	Henry Schein Inc.	116,861	9,176
*	Laboratory Corp. of America Holdings	69,866	8,828
	PerkinElmer Inc.	112,278	8,819
*	Centene Corp.	74,644	8,606
*	Edwards Lifesciences Corp.	53,306	8,165
	AmerisourceBergen Corp. Class A	108,705	8,088
	McKesson Corp.	72,969	8,061
*	QIAGEN NV	232,180	7,999
*	Charles River Laboratories International Inc.	69,999	7,922
	Universal Health Services Inc. Class B	66,590	7,762
*	Regeneron Pharmaceuticals Inc.	19,752	7,377
*	Exelixis Inc.	361,712	7,115
	Cardinal Health Inc.	146,054	6,514
*	IQVIA Holdings Inc.	54,961	6,385
	Quest Diagnostics Inc.	76,365	6,359
*	Incyte Corp.	99,119	6,303
*	Cerner Corp.	115,771	6,071
	Bio-Techne Corp.	41,093	5,947
*	DexCom Inc.	49,289	5,905
*	Ionis Pharmaceuticals Inc.	97,030	5,245
*	Varian Medical Systems Inc.	42,354	4,799
	Bruker Corp.	155,845	4,640
*	Mylan NV	152,315	4,173
*	IDEXX Laboratories Inc.	21,715	4,039
*	WellCare Health Plans Inc.	16,247	3,836
	Dentsply Sirona Inc.	101,423	3,774
*	BioMarin Pharmaceutical Inc.	42,028	3,579
*	Veeva Systems Inc. Class A	33,169	2,963
*	ABIOMED Inc.	8,968	2,915
*	Hologic Inc.	70,281	2,889
*	United Therapeutics Corp.	25,158	2,740
	HCA Healthcare Inc.	21,413	2,665
*	Alexion Pharmaceuticals Inc.	26,797	2,609
*	Alnylam Pharmaceuticals Inc.	34,474	2,514
*	Seattle Genetics Inc.	42,010	2,380
*	Align Technology Inc.	10,983	2,300
*	Neurocrine Biosciences Inc.	31,801	2,271
*	DaVita Inc.	43,570	2,242
	STERIS plc	17,599	1,880
*	Mallinckrodt plc	112,828	1,783
*	Bio-Rad Laboratories Inc. Class A	7,405	1,720
*	Premier Inc. Class A	44,645	1,667
	Perrigo Co. plc	35,300	1,368
*	Exact Sciences Corp.	17,900	1,129
*	Intercept Pharmaceuticals Inc.	10,708	1,079
*	TESARO Inc.	12,579	934
	Shire plc ADR	5,238	912
*	Sarepta Therapeutics Inc.	7,871	859
	Patterson Cos. Inc.	43,137	848
	Hill-Rom Holdings Inc.	7,780	689
*	MEDNAX Inc.	20,391	673
*	Brookdale Senior Living Inc.	89,000	596
*	Catalent Inc.	18,700	583
*	Acadia Healthcare Co. Inc.	20,966	539
	West Pharmaceutical Services Inc.	5,417	531
*	athenahealth Inc.	3,759	496
*	Varex Imaging Corp.	20,198	478
*	Agios Pharmaceuticals Inc.	8,700	401
*	Bluebird Bio Inc.	2,400	238
*	Nektar Therapeutics Class A	5,506	181
*	Jazz Pharmaceuticals plc	1,458	181
*	Molina Healthcare Inc.	1,506	175
*	Integra LifeSciences Holdings Corp.	3,000	135
*	Sage Therapeutics Inc.	1,400	134
*	Alkermes plc	3,800	112
			1,268,965
Materials & Processing (3.1%)
	DowDuPont Inc.	902,720	48,277
	Ecolab Inc.	122,169	18,002
	Sherwin-Williams Co.	42,209	16,608
	Linde plc	103,342	16,125
	LyondellBasell Industries NV Class A	132,850	11,048
	Newmont Mining Corp.	303,342	10,511
	Lennox International Inc.	45,908	10,047
	FMC Corp.	134,048	9,914
	Ball Corp.	214,987	9,885
	Celanese Corp. Class A	101,612	9,142
	Vulcan Materials Co.	87,502	8,645
	Martin Marietta Materials Inc.	47,884	8,230
	Albemarle Corp.	92,355	7,118
	Fastenal Co.	128,027	6,695
	Armstrong World Industries Inc.	96,225	5,601
	Air Products & Chemicals Inc.	34,183	5,471
	Southern Copper Corp.	171,746	5,285

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	Owens Corning	107,734	4,738
*	Crown Holdings Inc.	112,109	4,660
	Sealed Air Corp.	120,508	4,198
	Freeport-McMoRan Inc.	404,765	4,173
	WR Grace & Co.	63,364	4,113
	Westlake Chemical Corp.	57,812	3,825
	Nucor Corp.	70,209	3,638
	Reliance Steel & Aluminum Co.	48,403	3,445
	Valmont Industries Inc.	30,469	3,381
	Scotts Miracle-Gro Co.	52,726	3,241
	PPG Industries Inc.	28,284	2,891
	Mosaic Co.	87,380	2,552
	Packaging Corp. of America	28,068	2,343
	CF Industries Holdings Inc.	46,442	2,021
*	Owens-Illinois Inc.	108,438	1,869
*	Platform Specialty Products Corp.	172,108	1,778
	Eagle Materials Inc.	23,940	1,461
	International Paper Co.	35,971	1,452
*	AdvanSix Inc.	57,636	1,403
	Eastman Chemical Co.	16,650	1,217
	USG Corp.	26,772	1,142
	Westrock Co.	26,895	1,016
	Hexcel Corp.	16,191	928
*	Alcoa Corp.	30,815	819
	United States Steel Corp.	40,314	735
	Royal Gold Inc.	7,785	667
*	Berry Global Group Inc.	13,725	652
	Versum Materials Inc.	21,484	596
	Domtar Corp.	13,100	460
*	Axalta Coating Systems Ltd.	8,417	197
			272,215
Other (0.0%)
*,§	Herbalife Ltd. CVR	1,809	18
*,§	American International Group Inc. Warrants Exp. 01/19/2021	6,859	—
			18
Producer Durables (10.1%)
	Boeing Co.	223,105	71,951
	Union Pacific Corp.	289,721	40,048
	United Technologies Corp.	313,383	33,369
	3M Co.	155,092	29,551
	Honeywell International Inc.	197,544	26,100
	Accenture plc Class A	167,878	23,672
	CSX Corp.	376,525	23,393
	Caterpillar Inc.	160,110	20,345
	FedEx Corp.	115,706	18,667
*	Norfolk Southern Corp.	124,683	18,645
	General Dynamics Corp.	117,708	18,505
	Northrop Grumman Corp.	74,047	18,134
	Illinois Tool Works Inc.	142,412	18,042
	Delta Air Lines Inc.	355,982	17,763
*	United Continental Holdings Inc.	192,844	16,147
	United Parcel Service Inc. Class B	155,068	15,124
	Southwest Airlines Co.	321,944	14,964
*	Verisk Analytics Inc. Class A	135,175	14,739
*	Mettler-Toledo International Inc.	25,680	14,524
	Roper Technologies Inc.	54,080	14,413
*	Copart Inc.	300,557	14,361
*	TransDigm Group Inc.	41,309	14,048
	Lockheed Martin Corp.	53,408	13,984
	Waste Management Inc.	148,050	13,175
	Deere & Co.	86,407	12,889
	Raytheon Co.	83,909	12,867
	Cintas Corp.	76,270	12,813
*	Waters Corp.	67,113	12,661
	Automatic Data Processing Inc.	85,534	11,215
	Parker-Hannifin Corp.	70,277	10,481
	AMETEK Inc.	154,560	10,464
	Old Dominion Freight Line Inc.	82,977	10,247
	Emerson Electric Co.	167,314	9,997
	IDEX Corp.	77,388	9,771
	L3 Technologies Inc.	55,007	9,553
	Expeditors International of Washington Inc.	139,607	9,506
	Huntington Ingalls Industries Inc.	49,308	9,384
	Eaton Corp. plc	129,669	8,903
	Fortive Corp.	126,325	8,547
	PACCAR Inc.	146,055	8,346
	Textron Inc.	179,697	8,264
	Jacobs Engineering Group Inc.	138,329	8,087
*	Keysight Technologies Inc.	129,332	8,029
	FLIR Systems Inc.	182,905	7,964
	Toro Co.	139,798	7,812
*	HD Supply Holdings Inc.	200,381	7,518
	JB Hunt Transport Services Inc.	78,704	7,323
	Landstar System Inc.	76,008	7,272
	WW Grainger Inc.	25,446	7,185
	Cummins Inc.	51,727	6,913
	Xylem Inc.	95,543	6,375
	Wabtec Corp.	90,052	6,326
	Carlisle Cos. Inc.	60,277	6,059
	AGCO Corp.	108,410	6,035
*	Zebra Technologies Corp.	35,822	5,704
	Robert Half International Inc.	99,688	5,702
*	CoStar Group Inc.	16,318	5,505

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	BWX Technologies Inc.	143,634	5,491
	Oshkosh Corp.	83,375	5,112
	Genpact Ltd.	188,818	5,096
	Donaldson Co. Inc.	112,983	4,902
	CH Robinson Worldwide Inc.	47,117	3,962
	Graco Inc.	94,321	3,947
	ManpowerGroup Inc.	56,894	3,687
	Flowserve Corp.	90,174	3,428
	Stanley Black & Decker Inc.	28,293	3,388
	MSC Industrial Direct Co. Inc. Class A	44,029	3,387
	Allison Transmission Holdings Inc.	76,765	3,371
	ITT Inc.	65,787	3,176
	Terex Corp.	113,215	3,121
*	Welbilt Inc.	278,187	3,091
	General Electric Co.	388,756	2,943
	Xerox Corp.	144,122	2,848
*	Kirby Corp.	39,431	2,656
	HEICO Corp.	31,678	2,454
	nVent Electric plc	100,324	2,253
*	Sensata Technologies Holding plc	48,034	2,154
	Republic Services Inc. Class A	29,121	2,099
*	Middleby Corp.	19,847	2,039
*	Stericycle Inc.	48,278	1,771
	Quanta Services Inc.	56,670	1,706
*	Genesee & Wyoming Inc. Class A	20,583	1,524
*	Teledyne Technologies Inc.	7,022	1,454
*	Conduent Inc.	120,097	1,277
*	Spirit Airlines Inc.	21,868	1,267
*	Clean Harbors Inc.	24,902	1,229
	Johnson Controls International plc	38,988	1,156
	Spirit AeroSystems Holdings Inc. Class A	15,484	1,116
*	Trimble Inc.	32,636	1,074
*	AECOM	39,653	1,051
	Allegion plc	10,807	861
*	Resideo Technologies Inc.	35,953	739
*	WESCO International Inc.	13,405	643
*	United Rentals Inc.	6,151	631
	Fluor Corp.	16,451	530
	Air Lease Corp. Class A	15,297	462
	Ryder System Inc.	8,766	422
*	Colfax Corp.	16,654	348
*	XPO Logistics Inc.	2,900	165
			903,412
Technology (20.7%)
	Apple Inc.	1,817,880	286,752
	Microsoft Corp.	2,791,495	283,532
*	Alphabet Inc. Class A	111,128	116,124
*	Facebook Inc. Class A	883,236	115,783
*	Alphabet Inc. Class C	111,128	115,085
	Intel Corp.	1,693,201	79,462
	Cisco Systems Inc.	1,576,738	68,320
*	Adobe Inc.	213,744	48,357
	Oracle Corp.	963,893	43,520
*	salesforce.com Inc.	297,210	40,709
	Broadcom Inc.	146,952	37,367
	Texas Instruments Inc.	389,274	36,786
	International Business Machines Corp.	304,421	34,604
	NVIDIA Corp.	235,253	31,406
	QUALCOMM Inc.	528,169	30,058
	Intuit Inc.	130,888	25,765
*	Autodesk Inc.	137,742	17,715
	Applied Materials Inc.	527,631	17,275
	Cognizant Technology Solutions Corp. Class A	257,259	16,331
	Corning Inc.	469,584	14,186
*	Cadence Design Systems Inc.	323,073	14,047
	Amphenol Corp. Class A	170,556	13,818
	Activision Blizzard Inc.	292,430	13,618
	Lam Research Corp.	99,960	13,612
*	Micron Technology Inc.	388,546	12,329
*	Synopsys Inc.	143,428	12,082
	Citrix Systems Inc.	110,871	11,360
	Analog Devices Inc.	131,098	11,252
	Hewlett Packard Enterprise Co.	829,629	10,959
*	Teradata Corp.	242,639	9,308
	HP Inc.	442,681	9,057
*	ServiceNow Inc.	50,427	8,979
	NetApp Inc.	142,573	8,507
	KLA-Tencor Corp.	95,041	8,505
*	Workday Inc. Class A	51,931	8,292
	Juniper Networks Inc.	303,738	8,174
	Teradyne Inc.	259,821	8,153
	DXC Technology Co.	152,513	8,109
*	Arrow Electronics Inc.	116,103	8,005
	Dolby Laboratories Inc. Class A	128,021	7,917
	Xilinx Inc.	89,071	7,586
*	IAC/InterActiveCorp	40,304	7,377
	Symantec Corp.	353,306	6,676
*	Gartner Inc.	50,737	6,486
	CDK Global Inc.	128,755	6,165
*	Twitter Inc.	213,537	6,137
	NXP Semiconductors NV	81,828	5,996
*	VeriSign Inc.	39,831	5,907
*	Palo Alto Networks Inc.	30,399	5,726
*	Advanced Micro Devices Inc.	263,623	4,867

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
*	Fortinet Inc.	68,734	4,841
	Motorola Solutions Inc.	41,282	4,749
*	Tableau Software Inc. Class A	39,176	4,701
	SS&C Technologies Holdings Inc.	102,234	4,612
*	Electronic Arts Inc.	53,433	4,216
*	Black Knight Inc.	93,237	4,201
	Avnet Inc.	109,016	3,936
	Western Digital Corp.	102,796	3,800
*	Atlassian Corp. plc Class A	41,880	3,727
*	ANSYS Inc.	24,562	3,511
	VMware Inc. Class A	25,100	3,442
*	GoDaddy Inc. Class A	52,069	3,417
	Microchip Technology Inc.	46,257	3,327
*	Guidewire Software Inc.	37,567	3,014
*	ARRIS International plc	98,200	3,002
*	PTC Inc.	35,783	2,966
*	Zynga Inc. Class A	732,716	2,880
*	F5 Networks Inc.	15,781	2,557
	Skyworks Solutions Inc.	37,392	2,506
*	NCR Corp.	104,513	2,412
*	Splunk Inc.	21,418	2,246
*	Dell Technologies Inc.	44,428	2,171
	Sabre Corp.	97,300	2,106
*	Take-Two Interactive Software Inc.	19,388	1,996
	Harris Corp.	14,675	1,976
*	Red Hat Inc.	10,984	1,929
*	Ultimate Software Group Inc.	7,468	1,829
*	IHS Markit Ltd.	37,894	1,818
*	Arista Networks Inc.	8,225	1,733
*	Nutanix Inc.	39,920	1,660
	Match Group Inc.	38,070	1,628
*	Tyler Technologies Inc.	8,429	1,566
	Amdocs Ltd.	24,928	1,460
*	Twilio Inc. Class A	14,822	1,324
*	Qorvo Inc.	21,300	1,294
	Universal Display Corp.	13,611	1,274
*	Manhattan Associates Inc.	29,184	1,237
	Leidos Holdings Inc.	22,971	1,211
*	FireEye Inc.	69,692	1,130
*	Okta Inc.	17,349	1,107
*	ON Semiconductor Corp.	65,209	1,077
*	CommScope Holding Co. Inc.	64,859	1,063
*	Zendesk Inc.	16,806	981
*	Akamai Technologies Inc.	15,068	920
	Perspecta Inc.	48,800	840
*	Groupon Inc. Class A	217,735	697
	Cognex Corp.	17,560	679
*	IPG Photonics Corp.	5,791	656
*	Nuance Communications Inc.	47,771	632
*	EchoStar Corp. Class A	3,900	143
			1,840,343
Utilities (5.4%)
	Verizon Communications Inc.	1,471,456	82,725
	AT&T Inc.	2,708,298	77,295
	NextEra Energy Inc.	184,740	32,112
	Duke Energy Corp.	310,975	26,837
	Dominion Energy Inc.	255,928	18,289
	Exelon Corp.	390,407	17,607
	Southern Co.	331,108	14,542
	WEC Energy Group Inc.	195,096	13,512
	Sempra Energy	122,190	13,220
*	T-Mobile US Inc.	199,427	12,686
	Consolidated Edison Inc.	154,277	11,796
	Eversource Energy	174,348	11,340
	American Water Works Co. Inc.	119,010	10,803
	Edison International	179,851	10,210
	CMS Energy Corp.	201,717	10,015
	UGI Corp.	157,638	8,410
	FirstEnergy Corp.	219,392	8,238
	Atmos Energy Corp.	85,945	7,969
	Public Service Enterprise Group Inc.	143,340	7,461
	DTE Energy Co.	65,642	7,240
	NiSource Inc.	283,493	7,187
	CenterPoint Energy Inc.	242,968	6,859
	Aqua America Inc.	187,516	6,411
	American Electric Power Co. Inc.	82,582	6,172
	AES Corp.	398,188	5,758
*	Sprint Corp.	986,291	5,740
	Telephone & Data Systems Inc.	171,826	5,591
	SCANA Corp.	103,141	4,928
	NRG Energy Inc.	104,417	4,135
*	United States Cellular Corp.	70,355	3,656
	Entergy Corp.	40,316	3,470
*	Alliant Energy Corp.	78,438	3,314
	PPL Corp.	108,237	3,066
	Evergy Inc.	52,000	2,952
	CenturyLink Inc.	151,150	2,290
*	Vistra Energy Corp.	91,769	2,101
*	Zayo Group Holdings Inc.	88,521	2,022
	Vectren Corp.	26,371	1,898
*	PG&E Corp.	72,672	1,726
			481,583
Total Common Stocks
(Cost $4,270,745)			8,903,276

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1	Vanguard Market Liquidity Fund, 2.530% (Cost $52)	525	52
Total Investments (100.0%)
(Cost $4,270,797)			8,903,328

			Amount
			($000)
Other Assets and Liabilities (0.0%)
Other Assets
Investment in Vanguard			506
Receivables for Accrued Income			8,947
Receivables for Capital Shares Issued			9,375
Total Other Assets			18,828
Liabilities
Payables for Investment Securities Purchased			(4,973)
Payables for Capital Shares Redeemed			(8,835)
Payables to Vanguard			(3,516)
Other Liabilities			(1,529)
Total Liabilities			(18,853)
Net Assets (100%)			8,903,303

At December 31, 2018, net assets consisted of:
Amount
($000)
Paid-in Capital	4,361,002
Total Distributable Earnings (Loss)	4,542,301
Net Assets	8,903,303

Admiral Shares—Net Assets
Applicable to 61,979,150 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,951,495
Net Asset Value Per Share—Admiral Shares	$128.29

Institutional Shares—Net Assets
Applicable to 14,930,302 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	951,808
Net Asset Value Per Share—Institutional Shares	$63.75

•   See Note A in Notes to Financial Statements.

*     Non-income-producing security.

§   Security value determined using significant unobservable inputs.

1   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

ADR—American Depositary Receipt.

CVR—Contingent Value Rights.

REIT—Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Statement of Operations

Year Ended
December 31, 2018
($000)
Investment Income
Income
Dividends	169,285
Interest[1]	423
Total Income	169,708
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,440
Management and Administrative—Admiral Shares	5,853
Management and Administrative—Institutional Shares	439
Marketing and Distribution—Admiral Shares	356
Marketing and Distribution—Institutional Shares	13
Custodian Fees	98
Auditing Fees	34
Shareholders’ Reports—Admiral Shares	32
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	6
Total Expenses	8,271
Net Investment Income	161,437
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	95,554
Futures Contracts	475
Realized Net Gain (Loss)	96,029
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(718,899)
Net Increase (Decrease) in Net Assets Resulting from Operations	(461,433)

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $345,000, ($9,000), and $0, respectively. Purchases and sales are for temporary cash investment purposes.

2   Includes $103,693,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	161,437	142,860
Realized Net Gain (Loss)	96,029	39,757
Change in Unrealized Appreciation (Depreciation)	(718,899)	1,489,114
Net Increase (Decrease) in Net Assets Resulting from Operations	(461,433)	1,671,731
Distributions
Net Investment Income
Admiral Shares	(141,731)	(128,969)
Institutional Shares	(17,650)	(13,538)
Realized Capital Gain
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(159,381)	(142,507)
Capital Share Transactions
Admiral Shares	362,698	(40,076)
Institutional Shares	11,875	254,498
Net Increase (Decrease) from Capital Share Transactions	374,573	214,422
Total Increase (Decrease)	(246,241)	1,743,646
Net Assets
Beginning of Period	9,149,544	7,405,898
End of Period	8,903,303	9,149,544

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$137.30	$114.08	$103.75	$103.82	$93.70
Investment Operations
Net Investment Income	2.385 [1]	2.166 [1]	2.004	1.764	1.633
Net Realized and Unrealized Gain (Loss)
on Investments	(9.045)	23.211	10.332	(.082)	10.103
Total from Investment Operations	(6.660)	25.377	12.336	1.682	11.736
Distributions
Dividends from Net Investment Income	(2.350)	(2.157)	(2.006)	(1.752)	(1.616)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.350)	(2.157)	(2.006)	(1.752)	(1.616)
Net Asset Value, End of Period	$128.29	$137.30	$114.08	$103.75	$103.82

Total Return[2]	-4.97%	22.40%	12.01%	1.68%	12.52%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,951	$8,143	$6,793	$5,982	$5,760
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.11%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.69%	1.73%	1.89%	1.69%	1.66%
Portfolio Turnover Rate	6%[3]	7%[3]	8%[3]	10%[3]	6%

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2018		2017		2016	2015	2014
Net Asset Value, Beginning of Period	$68.23		$56.69		$51.55	$51.59	$46.56
Investment Operations
Net Investment Income	1.207	1	1.099	1	1.011	.897	.830
Net Realized and Unrealized Gain (Loss) on Investments	(4.499)		11.531		5.141	(.046)	5.022
Total from Investment Operations	(3.292)		12.630		6.152	.851	5.852
Distributions
Dividends from Net Investment Income	(1.188)		(1.090)		(1.012)	(.891)	(.822)
Distributions from Realized Capital Gains	—		—		—	—	—
Total Distributions	(1.188)		(1.090)		(1.012)	(.891)	(.822)
Net Asset Value, End of Period	$63.75		$68.23		$56.69	$51.55	$51.59

Total Return	-4.95%		22.43%		12.06%	1.71%	12.56%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$952		$1,006		$613	$564	$530
Ratio of Total Expenses to Average Net Assets	0.06%		0.06%		0.06%	0.07%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.72%		1.76%		1.92%	1.73%	1.70%
Portfolio Turnover Rate	6%[2]		7%[2]		8%[2]	10%[2]	6%

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Notes to Financial Statements

Vanguard Tax-Managed Capital Appreciation Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Admiral Shares and Institutional Shares. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2018, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at December 31, 2018.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2015–2018), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

Tax-Managed Capital Appreciation Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2018, or at any time during the period then ended.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2018, the fund had contributed to Vanguard capital in the amount of $506,000, representing 0.01% of the fund’s net assets and 0.20% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Tax-Managed Capital Appreciation Fund

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of December 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	8,903,258	—	18
Temporary Cash Investments	52	—	—
Total	8,903,310	—	18

D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, and the expiration of capital loss carryforwards were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	95,553
Total Distributable Earnings (Loss)	(95,553)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	2,146
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)	(89,236)
Net Unrealized Gains (Losses)	4,632,531

Tax-Managed Capital Appreciation Fund

As of December 31, 2018, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	4,270,797
Gross Unrealized Appreciation	4,679,404
Gross Unrealized Depreciation	(46,873)
Net Unrealized Appreciation (Depreciation)	4,632,531

E.  During the year ended December 31, 2018, the fund purchased $1,113,191,000 of investment securities and sold $726,264,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $148,852,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F.  Capital share transactions for each class of shares were:

	Year Ended December 31,
		2018		2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares
Issued	940,792	6,818	591,576	4,716
Issued in Lieu of Cash Distributions	101,524	729	94,674	741
Redeemed	(679,618)	(4,878)	(726,326)	(5,697)
Net Increase (Decrease)—Admiral Shares	362,698	2,669	(40,076)	(240)
Institutional Shares
Issued	38,283	549	264,146	4,093
Issued in Lieu of Cash Distributions	9,957	143	8,488	133
Redeemed	(36,365)	(509)	(18,136)	(286)
Net Increase (Decrease)—Institutional Shares	11,875	183	254,498	3,940

G. Management has determined that no events or transactions occurred subsequent to December 31, 2018, that would require recognition or disclosure in these financial statements.

Tax-Managed Small-Cap Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2008, Through December 31, 2018

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2018
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Tax-Managed Small-Cap Fund Admiral Shares	-8.62%	6.25%	13.50%	$35,483
S&P SmallCap 600 Index	-8.48	6.34	13.61	35,808
Dow Jones U.S. Total Stock Market Float Adjusted Index	-5.30	7.86	13.22	34,625

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Tax-Managed Small-Cap Fund Institutional Shares	-8.59%	6.29%	13.56%	$17,829,630
S&P SmallCap 600 Index	-8.48	6.34	13.61	17,903,947
Dow Jones U.S. Total Stock Market Float Adjusted Index	-5.30	7.86	13.22	17,312,429

See Financial Highlights for dividend and capital gains information.

Tax-Managed Small-Cap Fund

Sector Diversification

As of December 31, 2018

Communication Services	2.1%
Consumer Discretionary	14.2
Consumer Staples	3.4
Energy	3.5
Financials	18.5
Health Care	11.5
Industrials	18.8
Information Technology	14.3
Materials	4.1
Other	0.0
Real Estate	7.1
Utilities	2.5

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Tax-Managed Small-Cap Fund

Financial Statements

Statement of Net Assets

As of December 31, 2018

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.9%)[1]
Communication Services (2.1%)
*	Vonage Holdings Corp.	1,845,219	16,109
	Cogent Communications Holdings Inc.	353,158	15,966
*	Iridium Communications Inc.	838,277	15,466
	Scholastic Corp.	236,706	9,530
	Gannett Co. Inc.	1,110,525	9,473
	EW Scripps Co. Class A	531,580	8,362
	ATN International Inc.	105,581	7,552
	Marcus Corp.	191,105	7,549
	Consolidated Communications Holdings Inc.	702,812	6,944
	New Media Investment Group Inc.	567,919	6,571
*	QuinStreet Inc.	335,879	5,451
	Spok Holdings Inc.	320,163	4,245
*	Cincinnati Bell Inc.	465,290	3,620
*	TechTarget Inc.	218,481	2,668
*	Frontier Communications Corp.	1,069,152	2,544
			122,050
Consumer Discretionary (14.2%)
*	RH	210,190	25,185
	Wolverine World Wide Inc.	784,673	25,023
*	Stamps.com Inc.	147,414	22,943
*	Dorman Products Inc.	252,485	22,729
*	iRobot Corp.	242,542	20,310
	Steven Madden Ltd.	668,951	20,242
	Strategic Education Inc.	177,965	20,185
*	Fox Factory Holding Corp.	326,694	19,232
	Monro Inc.	275,996	18,975
*	Belmond Ltd. Class A	756,308	18,930
	Wingstop Inc.	259,357	16,648
*	Crocs Inc.	594,705	15,450
	Dave & Buster’s Entertainment Inc.	337,189	15,025
	Lithia Motors Inc. Class A	195,803	14,946
	LCI Industries	220,655	14,740
	Cooper Tire & Rubber Co.	447,686	14,474
	DSW Inc. Class A	580,509	14,339
*	Meritage Homes Corp.	352,118	12,930
	Office Depot Inc.	4,929,031	12,717
*	Gentherm Inc.	313,638	12,539
	MDC Holdings Inc.	445,123	12,512
	Children’s Place Inc.	136,568	12,303
*	TopBuild Corp.	264,240	11,891
	La-Z-Boy Inc.	427,059	11,834
	Callaway Golf Co.	770,274	11,785
	Abercrombie & Fitch Co.	584,110	11,711
	GameStop Corp. Class A	911,036	11,497
	Nutrisystem Inc.	261,468	11,473
*	Asbury Automotive Group Inc.	166,953	11,129
*	Sleep Number Corp.	350,382	11,118
*	American Axle & Manufacturing Holdings Inc.	996,586	11,062
	Oxford Industries Inc.	148,244	10,531
	Dine Brands Global Inc.	152,158	10,246
*	G-III Apparel Group Ltd.	366,645	10,226
	Guess? Inc.	489,841	10,174
	Caleres Inc.	364,982	10,157
*	Shutterfly Inc.	251,102	10,109
*	Shake Shack Inc. Class A	221,743	10,072
*	Cavco Industries Inc.	77,150	10,059
	BJ’s Restaurants Inc.	180,989	9,153
	Core-Mark Holding Co. Inc.	390,272	9,074
	Standard Motor Products Inc.	186,629	9,038
	Group 1 Automotive Inc.	164,542	8,675
*	Cooper-Standard Holdings Inc.	137,941	8,569
	Sturm Ruger & Co. Inc.	158,565	8,439
*	LGI Homes Inc.	177,830	8,041
*	Rent-A-Center Inc.	481,203	7,791
*	Genesco Inc.	169,284	7,499

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
*	M/I Homes Inc.	336,134	7,066
*	Career Education Corp.	608,947	6,954
	Winnebago Industries Inc.	270,422	6,547
	Shutterstock Inc.	178,473	6,427
*	Fossil Group Inc.	398,062	6,262
	Chico’s FAS Inc.	1,081,291	6,077
*	Vista Outdoor Inc.	529,167	6,006
	Tailored Brands Inc.	439,574	5,996
	Ruth’s Hospitality Group Inc.	253,439	5,761
*	Regis Corp.	327,534	5,552
	Buckle Inc.	268,035	5,184
	Ethan Allen Interiors Inc.	287,495	5,057
	Movado Group Inc.	149,108	4,715
*	Installed Building Products Inc.	138,595	4,669
*	American Public Education Inc.	153,132	4,358
*	Monarch Casino & Resort Inc.	112,203	4,279
	PetMed Express Inc.	181,348	4,218
*	Zumiez Inc.	211,817	4,061
*	MarineMax Inc.	220,869	4,044
*	Nautilus Inc.	370,808	4,042
	Haverty Furniture Cos. Inc.	212,588	3,992
	Barnes & Noble Inc.	545,795	3,870
*	Ascena Retail Group Inc.	1,529,419	3,839
*	Universal Electronics Inc.	147,946	3,740
*	Fiesta Restaurant Group Inc.	240,163	3,725
*	Unifi Inc.	153,563	3,507
*	Express Inc.	678,675	3,468
	Shoe Carnival Inc.	103,041	3,453
*	Motorcar Parts of America Inc.	205,006	3,411
*	El Pollo Loco Holdings Inc.	219,568	3,331
*	Red Robin Gourmet Burgers Inc.	124,165	3,318
	Cato Corp. Class A	223,719	3,192
*	JC Penney Co. Inc.	3,006,464	3,127
*	Chuy’s Holdings Inc.	163,574	2,902
*	Lumber Liquidators Holdings Inc.	280,060	2,666
	Sonic Automotive Inc. Class A	184,635	2,541
*	Hibbett Sports Inc.	177,643	2,540
	Tile Shop Holdings Inc.	434,374	2,380
*	Vera Bradley Inc.	227,082	1,946
*	Kirkland’s Inc.	200,092	1,907
*	Liquidity Services Inc.	297,696	1,837
*	Vitamin Shoppe Inc.	343,204	1,627
*	Barnes & Noble Education Inc.	376,438	1,510
*	William Lyon Homes Class A	133,503	1,427
	Superior Industries International Inc.	72,700	350
*	Francesca’s Holdings Corp.	138,200	134
			820,745
Consumer Staples (3.4%)
*	Darling Ingredients Inc.	1,359,916	26,165
	WD-40 Co.	113,094	20,726
	J&J Snack Foods Corp.	118,181	17,088
	B&G Foods Inc.	582,856	16,850
	Universal Corp.	200,285	10,845
	Medifast Inc.	81,663	10,209
	Cal-Maine Foods Inc.	238,334	10,082
	Calavo Growers Inc.	132,683	9,681
	Inter Parfums Inc.	141,307	9,265
*	Central Garden & Pet Co. Class A	285,225	8,913
	Andersons Inc.	235,084	7,027
	Coca-Cola Bottling Co. Consolidated	36,877	6,541
*	Chefs’ Warehouse Inc.	202,243	6,468
	MGP Ingredients Inc.	107,186	6,115
*	Avon Products Inc.	3,876,383	5,892
	SpartanNash Co.	341,988	5,875
*	United Natural Foods Inc.	457,957	4,850
	John B Sanfilippo & Son Inc.	85,259	4,746
*	Central Garden & Pet Co.	105,759	3,643
	Dean Foods Co.	877,011	3,341
*	Seneca Foods Corp. Class A	101,799	2,873
			197,195
Energy (3.5%)
*	PDC Energy Inc.	571,720	17,014
*	SRC Energy Inc.	2,191,126	10,298
*	Carrizo Oil & Gas Inc.	761,843	8,601
*	Renewable Energy Group Inc.	332,380	8,542
	Archrock Inc.	1,127,217	8,443
*	ProPetro Holding Corp.	671,865	8,277
*	C&J Energy Services Inc.	590,202	7,968
*	Gulfport Energy Corp.	1,179,652	7,727
*	CONSOL Energy Inc.	242,943	7,704
*	Oil States International Inc.	501,255	7,158
*	Denbury Resources Inc.	4,138,395	7,077
*	Unit Corp.	491,333	7,016
*	Helix Energy Solutions Group Inc.	1,228,839	6,648
*	Penn Virginia Corp.	120,627	6,521
*	Newpark Resources Inc.	848,560	5,830

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
*	Noble Corp. plc	2,183,526	5,721
*	Laredo Petroleum Inc.	1,504,697	5,447
*	SEACOR Holdings Inc.	145,649	5,389
	US Silica Holdings Inc.	498,548	5,075
*	Superior Energy Services Inc.	1,509,874	5,058
*	Exterran Corp.	274,198	4,853
	Green Plains Inc.	366,167	4,800
*	Matrix Service Co.	252,242	4,525
*	REX American Resources Corp.	62,561	4,261
*	KLX Energy Services Holdings Inc.	178,931	4,196
*	Bonanza Creek Energy Inc.	182,000	3,762
*	Par Pacific Holdings Inc.	261,206	3,704
	Nabors Industries Ltd.	1,729,490	3,459
*	HighPoint Resources Corp.	1,199,692	2,987
*	TETRA Technologies Inc.	1,395,797	2,345
*	Era Group Inc.	215,849	1,887
*	Geospace Technologies Corp.	149,987	1,546
*	Ring Energy Inc.	279,000	1,417
*	Gulf Island Fabrication Inc.	178,342	1,288
*	CARBO Ceramics Inc.	321,503	1,119
*	Pioneer Energy Services Corp.	825,878	1,016
*	Bristow Group Inc.	403,056	979
*	Cloud Peak Energy Inc.	929,874	341
			199,999
Financials (18.4%)
*	Green Dot Corp. Class A	406,232	32,304
	First Financial Bankshares Inc.	540,029	31,154
	Selective Insurance Group Inc.	457,292	27,867
	FirstCash Inc.	368,019	26,626
	Glacier Bancorp Inc.	663,911	26,304
	Community Bank System Inc.	394,426	22,995
	American Equity Investment Life Holding Co.	759,241	21,213
	Columbia Banking System Inc.	577,448	20,956
	RLI Corp.	299,651	20,673
	ProAssurance Corp.	481,705	19,538
	First Financial Bancorp	817,610	19,394
	Old National Bancorp	1,203,256	18,530
	Simmons First National Corp. Class A	765,976	18,483
	Independent Bank Corp.	230,086	16,177
	First Midwest Bancorp Inc.	816,423	16,173
	First BanCorp	1,855,502	15,957
	CVB Financial Corp.	786,728	15,916
	Great Western Bancorp Inc.	491,110	15,347
	NBT Bancorp Inc.	415,372	14,368
	Banner Corp.	268,410	14,355
	Northwest Bancshares Inc.	838,034	14,196
	Apollo Commercial Real Estate Finance Inc.	831,655	13,855
	Westamerica Bancorporation	242,724	13,515
	United Community Banks Inc.	621,459	13,337
	Hope Bancorp Inc.	1,100,392	13,051
	Navigators Group Inc.	187,187	13,008
	Provident Financial Services Inc.	536,511	12,946
	S&T Bancorp Inc.	337,207	12,760
	ServisFirst Bancshares Inc.	394,117	12,561
	Waddell & Reed Financial Inc. Class A	690,445	12,483
	Horace Mann Educators Corp.	332,848	12,465
	LegacyTexas Financial Group Inc.	383,648	12,311
*	Axos Financial Inc.	479,051	12,063
*	Seacoast Banking Corp. of Florida	461,229	12,001
*	Eagle Bancorp Inc.	239,385	11,660
	Invesco Mortgage Capital Inc.	784,562	11,360
	First Commonwealth Financial Corp.	940,045	11,356
	Employers Holdings Inc.	264,542	11,103
	Walker & Dunlop Inc.	252,494	10,920
	City Holding Co.	159,832	10,803
	Safety Insurance Group Inc.	131,827	10,785
	Brookline Bancorp Inc.	770,108	10,643
*	Pacific Premier Bancorp Inc.	413,098	10,542
*	NMI Holdings Inc. Class A	589,737	10,527
	Southside Bancshares Inc.	330,230	10,485
*	Blucora Inc.	393,397	10,480
	Universal Insurance Holdings Inc.	275,072	10,431
	United Fire Group Inc.	186,285	10,330
	Ameris Bancorp	323,139	10,234
	AMERISAFE Inc.	179,451	10,173
	Berkshire Hills Bancorp Inc.	355,736	9,594
	James River Group Holdings Ltd.	256,452	9,371
*	PRA Group Inc.	382,659	9,325
	Central Pacific Financial Corp.	375,347	9,140
	Tompkins Financial Corp.	119,987	9,000

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
	Heritage Financial Corp.	299,959	8,915
	Northfield Bancorp Inc.	637,445	8,637
	Oritani Financial Corp.	581,767	8,581
	Boston Private Financial Holdings Inc.	792,075	8,372
	Stewart Information Services Corp.	202,089	8,366
	National Bank Holdings Corp. Class A	270,287	8,344
	OFG Bancorp	489,877	8,063
	Investment Technology Group Inc.	257,745	7,794
	Piper Jaffray Cos.	116,802	7,690
	Hanmi Financial Corp.	389,841	7,680
	Fidelity Southern Corp.	280,210	7,291
	TrustCo Bank Corp. NY	1,060,191	7,273
*	Triumph Bancorp Inc.	221,930	6,591
	Preferred Bank	150,710	6,533
*	eHealth Inc.	165,560	6,361
*	Veritex Holdings Inc.	293,783	6,281
	WisdomTree Investments Inc.	937,345	6,233
	PennyMac Mortgage Investment Trust	334,674	6,232
	Dime Community Bancshares Inc.	362,897	6,162
*	Flagstar Bancorp Inc.	224,500	5,927
*	World Acceptance Corp.	57,958	5,927
*	Enova International Inc.	301,364	5,865
*	HomeStreet Inc.	275,193	5,842
	Banc of California Inc.	438,031	5,830
*	Customers Bancorp Inc.	316,232	5,755
*	Encore Capital Group Inc.	231,070	5,430
	Meta Financial Group Inc.	275,332	5,339
	ARMOUR Residential REIT Inc.	260,062	5,331
	Greenhill & Co. Inc.	217,631	5,310
	Opus Bank	264,921	5,190
	Green Bancorp Inc.	289,398	4,960
	Capstead Mortgage Corp.	724,885	4,835
*	INTL. FCStone Inc.	125,603	4,595
	Virtus Investment Partners Inc.	53,590	4,257
	HCI Group Inc.	81,206	4,126
*	Donnelley Financial Solutions Inc.	292,719	4,107
*	Franklin Financial Network Inc.	152,825	4,030
*	EZCORP Inc. Class A	497,665	3,847
	Redwood Trust Inc.	250,000	3,768
	United Insurance Holdings Corp.	206,562	3,433
	New York Mortgage Trust Inc.	566,400	3,336
	Granite Point Mortgage Trust Inc.	140,000	2,524
*	Ambac Financial Group Inc.	76,142	1,313
	Maiden Holdings Ltd.	613,832	1,013
			1,066,433
Health Care (11.5%)
*	Amedisys Inc.	248,004	29,044
*	Merit Medical Systems Inc.	458,218	25,573
*	Neogen Corp.	432,582	24,657
*	AMN Healthcare Services Inc.	414,570	23,490
*	LHC Group Inc.	249,697	23,442
*	Emergent BioSolutions Inc.	377,784	22,395
*	Omnicell Inc.	341,970	20,942
*	HMS Holdings Corp.	736,933	20,730
*	Integer Holdings Corp.	250,909	19,134
*	Myriad Genetics Inc.	650,714	18,916
*	Repligen Corp.	336,843	17,765
*	BioTelemetry Inc.	290,277	17,335
	Ensign Group Inc.	425,360	16,500
*	Supernus Pharmaceuticals Inc.	459,341	15,259
*	Select Medical Holdings Corp.	941,732	14,456
	CONMED Corp.	211,241	13,562
*	Corcept Therapeutics Inc.	963,997	12,879
*	Endo International plc	1,738,882	12,694
*	Magellan Health Inc.	220,464	12,542
*	Vanda Pharmaceuticals Inc.	469,888	12,278
	US Physical Therapy Inc.	111,900	11,453
*	Medicines Co.	568,750	10,886
*	REGENXBIO Inc.	257,730	10,812
*	Innoviva Inc.	612,293	10,684
*	Cambrex Corp.	267,951	10,118
*	Natus Medical Inc.	295,120	10,043
*	Enanta Pharmaceuticals Inc.	137,656	9,750
*	Tabula Rasa HealthCare Inc.	149,996	9,564
*	Momenta Pharmaceuticals Inc.	796,460	8,793
*	Tivity Health Inc.	353,704	8,775
*	Orthofix Medical Inc.	165,712	8,698
*	CryoLife Inc.	302,217	8,577
*	Varex Imaging Corp.	334,159	7,913
	Luminex Corp.	333,386	7,705
*	Spectrum Pharmaceuticals Inc.	874,953	7,656
*	Amphastar Pharmaceuticals Inc.	355,905	7,082
	Meridian Bioscience Inc.	406,089	7,050
*	Diplomat Pharmacy Inc.	522,937	7,039

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
*	AngioDynamics Inc.	340,384	6,852
*	Tactile Systems Technology Inc.	146,819	6,688
*	OraSure Technologies Inc.	565,652	6,607
*	Providence Service Corp.	109,851	6,593
	HealthStream Inc.	270,009	6,521
*	NextGen Healthcare Inc.	430,206	6,518
*	Acorda Therapeutics Inc.	401,272	6,252
*	CorVel Corp.	94,960	5,861
*	Lantheus Holdings Inc.	367,563	5,752
*	Surmodics Inc.	121,037	5,720
	Phibro Animal Health Corp. Class A	171,017	5,500
*	Heska Corp.	62,154	5,351
*	Anika Therapeutics Inc.	144,215	4,847
*	AMAG Pharmaceuticals Inc.	314,522	4,778
*	Eagle Pharmaceuticals Inc.	110,883	4,467
*	Addus HomeCare Corp.	65,600	4,453
*	Medpace Holdings Inc.	77,235	4,088
*	ANI Pharmaceuticals Inc.	88,074	3,965
	Computer Programs & Systems Inc.	151,859	3,812
	LeMaitre Vascular Inc.	154,182	3,645
*	Progenics Pharmaceuticals Inc.	823,117	3,457
*	Cytokinetics Inc.	522,306	3,301
*	Community Health Systems Inc.	1,090,897	3,076
*	Akorn Inc.	882,000	2,990
*	Assertio Therapeutics Inc.	460,700	1,663
	Invacare Corp.	364,683	1,568
*	Cross Country Healthcare Inc.	189,524	1,389
*	Quorum Health Corp.	326,270	943
*	Cutera Inc.	44,500	757
	Owens & Minor Inc.	37,400	237
			663,842
Industrials (18.8%)
*	Trex Co. Inc.	503,600	29,894
*	Proto Labs Inc.	231,634	26,126
	Tetra Tech Inc.	467,461	24,200
*	Aerojet Rocketdyne Holdings Inc.	638,445	22,492
*	Axon Enterprise Inc.	503,549	22,030
	Exponent Inc.	429,494	21,780
	Moog Inc. Class A	279,085	21,623
*	FTI Consulting Inc.	324,366	21,616
	Barnes Group Inc.	395,984	21,233
	SkyWest Inc.	458,983	20,411
*	Mercury Systems Inc.	428,188	20,249
	Hillenbrand Inc.	508,806	19,299
	ABM Industries Inc.	598,845	19,229
	John Bean Technologies Corp.	267,596	19,216
	Simpson Manufacturing Co. Inc.	349,578	18,923
	Korn/Ferry International	473,360	18,717
	UniFirst Corp.	127,574	18,252
	Brady Corp. Class A	417,349	18,138
	Applied Industrial Technologies Inc.	327,532	17,667
*	Chart Industries Inc.	265,910	17,292
	Albany International Corp.	242,271	15,125
	ESCO Technologies Inc.	221,969	14,639
	Watts Water Technologies Inc. Class A	226,278	14,602
	Universal Forest Products Inc.	554,461	14,394
	Franklin Electric Co. Inc.	330,847	14,187
*	Harsco Corp.	706,057	14,022
	Comfort Systems USA Inc.	309,947	13,538
	Forward Air Corp.	241,098	13,224
	Kaman Corp.	233,816	13,115
	US Ecology Inc.	200,946	12,656
*	Aerovironment Inc.	184,684	12,549
	Mobile Mini Inc.	392,868	12,474
*	Saia Inc.	222,837	12,439
	AAON Inc.	351,863	12,336
	Matthews International Corp. Class A	303,369	12,323
	Mueller Industries Inc.	515,684	12,046
	Hawaiian Holdings Inc.	454,804	12,011
	Cubic Corp.	222,825	11,975
	EnPro Industries Inc.	195,029	11,721
*	Arcosa Inc.	418,842	11,598
	Raven Industries Inc.	319,660	11,568
	Matson Inc.	353,275	11,312
	Greenbrier Cos. Inc.	283,266	11,200
*	SPX FLOW Inc.	367,916	11,192
	Allegiant Travel Co. Class A	110,020	11,026
	Actuant Corp. Class A	516,083	10,833
*	Hub Group Inc. Class A	287,315	10,651
	AAR Corp.	282,587	10,552
*	Gibraltar Industries Inc.	295,079	10,502
	Federal Signal Corp.	514,114	10,231
*	SPX Corp.	362,851	10,163
*	Atlas Air Worldwide Holdings Inc.	229,621	9,688
	Viad Corp.	190,379	9,536
*	WageWorks Inc.	349,102	9,482
	Navigant Consulting Inc.	386,626	9,298
	Encore Wire Corp.	181,296	9,097
	Lindsay Corp.	94,196	9,066
	AZZ Inc.	224,345	9,055
*	American Woodmark Corp.	149,737	8,337
	Tennant Co.	159,709	8,322

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
	ArcBest Corp.	238,982	8,188
	Interface Inc. Class A	573,340	8,170
*	TrueBlue Inc.	366,817	8,162
	Apogee Enterprises Inc.	272,695	8,140
*	PGT Innovations Inc.	510,969	8,099
	Standex International Corp.	114,991	7,725
	Heartland Express Inc.	420,330	7,692
	Wabash National Corp.	558,537	7,306
	Astec Industries Inc.	229,903	6,941
*	Patrick Industries Inc.	227,052	6,723
	Alamo Group Inc.	86,027	6,652
	National Presto Industries Inc.	50,793	5,939
	Briggs & Stratton Corp.	452,781	5,922
	Marten Transport Ltd.	357,437	5,787
	Kelly Services Inc. Class A	279,173	5,717
	Heidrick & Struggles International Inc.	177,275	5,529
*	Vicor Corp.	143,703	5,431
*	Echo Global Logistics Inc.	263,225	5,351
	Quanex Building Products Corp.	392,546	5,335
	Triumph Group Inc.	463,699	5,333
	Essendant Inc.	402,485	5,063
*	Aegion Corp. Class A	309,328	5,048
	Forrester Research Inc.	112,916	5,047
	Resources Connection Inc.	350,247	4,974
*	Engility Holdings Inc.	174,526	4,967
	Multi-Color Corp.	137,212	4,815
	Insteel Industries Inc.	198,112	4,810
*	MYR Group Inc.	169,019	4,761
*	CIRCOR International Inc.	202,412	4,311
*	Team Inc.	290,297	4,253
*	DXP Enterprises Inc.	149,063	4,150
*	Lydall Inc.	180,671	3,669
*	Veritiv Corp.	120,984	3,021
	RR Donnelley & Sons Co.	725,207	2,872
	Griffon Corp.	249,488	2,607
	Powell Industries Inc.	99,597	2,491
	LSC Communications Inc.	189,253	1,325
	Titan International Inc.	274,755	1,280
*	Orion Group Holdings Inc.	12,450	53
			1,084,131
Information Technology (14.3%)
*	Semtech Corp.	574,513	26,353
	Cabot Microelectronics Corp.	231,669	22,090
*	Finisar Corp.	1,022,300	22,082
*	Qualys Inc.	286,996	21,450
*	Viavi Solutions Inc.	1,903,997	19,135
*	II-VI Inc.	516,387	16,762
	Brooks Automation Inc.	628,531	16,455
	Travelport Worldwide Ltd.	1,038,800	16,226
*	Fabrinet	312,499	16,034
*	Rogers Corp.	161,850	16,033
	Power Integrations Inc.	260,707	15,898
*	Alarm.com Holdings Inc.	301,213	15,624
*	Bottomline Technologies DE Inc.	308,399	14,803
*	NETGEAR Inc.	282,069	14,676
	EVERTEC Inc.	504,367	14,475
*	ExlService Holdings Inc.	273,984	14,417
*	8x8 Inc.	795,258	14,346
*	Sanmina Corp.	573,095	13,789
	Progress Software Corp.	387,185	13,741
*	Plexus Corp.	262,163	13,391
*	Itron Inc.	281,474	13,311
*	SolarEdge Technologies Inc.	377,838	13,262
*	Anixter International Inc.	242,574	13,174
	Kulicke & Soffa Industries Inc.	627,251	12,714
*	Insight Enterprises Inc.	305,345	12,443
*	SPS Commerce Inc.	150,643	12,410
	Badger Meter Inc.	248,352	12,221
*	OSI Systems Inc.	153,442	11,247
*	Diodes Inc.	348,207	11,233
*	Advanced Energy Industries Inc.	260,097	11,166
	ManTech International Corp. Class A	210,932	11,031
	TiVo Corp.	1,132,564	10,657
*	Knowles Corp.	784,141	10,437
*	Cardtronics plc Class A	392,998	10,218
*	3D Systems Corp.	982,347	9,990
*	MaxLinear Inc.	567,496	9,988
*	FormFactor Inc.	699,916	9,862
*	MicroStrategy Inc. Class A	75,739	9,676
*	Virtusa Corp.	225,044	9,585
*	Electronics For Imaging Inc.	380,182	9,429
*	Electro Scientific Industries Inc.	312,190	9,353
*	LivePerson Inc.	494,731	9,331
	KEMET Corp.	523,256	9,178
	CSG Systems International Inc.	274,828	8,731
	Benchmark Electronics Inc.	393,123	8,326
*	Sykes Enterprises Inc.	334,954	8,283
	Ebix Inc.	193,187	8,222
*	TTM Technologies Inc.	843,881	8,211
*	ePlus Inc.	113,686	8,091
*	ScanSource Inc.	231,436	7,957
	Methode Electronics Inc.	337,196	7,853
*	Rambus Inc.	1,020,097	7,824
	CTS Corp.	298,972	7,740
*	Photronics Inc.	779,609	7,547

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
*	Cray Inc.	347,601	7,505
	NIC Inc.	591,578	7,383
*	Rudolph Technologies Inc.	329,812	6,751
	MTS Systems Corp.	165,591	6,645
*	Perficient Inc.	292,323	6,507
	Cohu Inc.	401,623	6,454
*	Axcelis Technologies Inc.	360,032	6,409
*	FARO Technologies Inc.	152,915	6,214
*	Nanometrics Inc.	227,037	6,205
	Monotype Imaging Holdings Inc.	385,291	5,980
	Comtech Telecommunications Corp.	241,030	5,867
*	Extreme Networks Inc.	866,000	5,283
*	CEVA Inc.	237,317	5,242
	ADTRAN Inc.	466,562	5,011
	Park Electrochemical Corp.	263,515	4,762
*	CalAmp Corp.	362,326	4,714
*	Control4 Corp.	266,512	4,691
*	Ichor Holdings Ltd.	260,656	4,249
*	Ultra Clean Holdings Inc.	462,226	3,915
*	Digi International Inc.	384,990	3,885
*	Harmonic Inc.	803,284	3,791
*	OneSpan Inc.	288,786	3,740
	Daktronics Inc.	500,799	3,706
	TTEC Holdings Inc.	120,012	3,429
*	DSP Group Inc.	296,065	3,316
*	Agilysys Inc.	203,650	2,920
*	PDF Solutions Inc.	324,500	2,736
	Bel Fuse Inc. Class B	142,477	2,624
*	SMART Global Holdings Inc.	76,247	2,265
*	Applied Optoelectronics Inc.	136,500	2,106
	Diebold Nixdorf Inc.	778,083	1,937
*	Kopin Corp.	849,555	849
*	Veeco Instruments Inc.	94,028	697
	Xperi Corp.	13,500	248
			826,517
Materials (4.1%)
*	Ingevity Corp.	355,366	29,741
	Balchem Corp.	259,740	20,351
	Quaker Chemical Corp.	106,500	18,926
	HB Fuller Co.	422,608	18,033
	Innospec Inc.	205,990	12,722
	Stepan Co.	168,861	12,496
	Kaiser Aluminum Corp.	131,550	11,746
	Boise Cascade Co.	356,419	8,501
	Neenah Inc.	143,980	8,483
	Materion Corp.	171,464	7,714
*	Kraton Corp.	312,640	6,828
*	AdvanSix Inc.	276,937	6,741
*	AK Steel Holding Corp.	2,731,379	6,146
*	US Concrete Inc.	162,005	5,716
	Rayonier Advanced Materials Inc.	500,477	5,330
	FutureFuel Corp.	333,304	5,286
	Hawkins Inc.	127,612	5,226
*	SunCoke Energy Inc.	583,789	4,991
	Tredegar Corp.	267,445	4,242
	Myers Industries Inc.	276,140	4,172
*	Clearwater Paper Corp.	167,999	4,094
	American Vanguard Corp.	263,429	4,001
	Schweitzer-Mauduit International Inc.	154,164	3,862
*	Koppers Holdings Inc.	209,413	3,568
*	Century Aluminum Co.	470,516	3,439
	PH Glatfelter Co.	346,773	3,384
*	TimkenSteel Corp.	381,951	3,338
	Haynes International Inc.	118,465	3,127
	Olympic Steel Inc.	151,550	2,163
	Innophos Holdings Inc.	73,890	1,812
*	LSB Industries Inc.	231,462	1,278
*,§	A Schulman Inc. CVR	252,331	482
			237,939
Other (4.4%)
2	Vanguard Real Estate ETF	3,400,000	253,538

Real Estate (2.7%)
	EastGroup Properties Inc.	133,506	12,246
	HFF Inc. Class A	327,241	10,851
	DiamondRock Hospitality Co.	1,116,993	10,142
	PS Business Parks Inc.	70,631	9,253
	Kite Realty Group Trust	655,365	9,234
	Acadia Realty Trust	329,740	7,835
	Retail Opportunity Investments Corp.	443,301	7,040
	Lexington Realty Trust	779,396	6,399
	Four Corners Property Trust Inc.	226,948	5,946
	Agree Realty Corp.	94,290	5,574
	Chesapeake Lodging Trust	222,783	5,425
	National Storage Affiliates Trust	198,052	5,240
	LTC Properties Inc.	116,552	4,858
	American Assets Trust Inc.	111,463	4,477
	Global Net Lease Inc.	250,000	4,405
	Summit Hotel Properties Inc.	410,468	3,994
	CareTrust REIT Inc.	211,982	3,913
	RPT Realty	312,635	3,736
	Getty Realty Corp.	123,157	3,622
*	Marcus & Millichap Inc.	103,050	3,538

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
	Universal Health Realty Income Trust	46,247	2,838
	RE/MAX Holdings Inc. Class A	91,989	2,829
	Easterly Government Properties Inc.	165,000	2,587
	Chatham Lodging Trust	145,791	2,578
	Independence Realty Trust Inc.	277,752	2,550
	iStar Inc.	225,000	2,063
	Saul Centers Inc.	42,134	1,990
	Hersha Hospitality Trust Class A	109,499	1,921
	Washington Prime Group Inc.	380,413	1,849
	Community Healthcare Trust Inc.	60,700	1,750
	Pennsylvania REIT	273,910	1,627
	Urstadt Biddle Properties Inc. Class A	76,220	1,465
	Cedar Realty Trust Inc.	116,966	367
	Armada Hoffler Properties Inc.	22,216	312
	Whitestone REIT	16,156	198
	Franklin Street Properties Corp.	23,400	146
			154,798
Utilities (2.5%)
	Spire Inc.	400,364	29,659
	Avista Corp.	547,677	23,265
	American States Water Co.	305,012	20,448
	South Jersey Industries Inc.	717,228	19,939
	California Water Service Group	406,075	19,354
	El Paso Electric Co.	356,360	17,864
	Northwest Natural Holding Co.	245,912	14,868
			145,397
Total Common Stocks (Cost $4,667,538)			5,772,584
Temporary Cash Investments (0.1%)[1]
Money Market Fund (0.1%)
3	Vanguard Market Liquidity Fund, 2.530%	40,082	4,008

		Face	Market
		Amount	Value•
		($000)	($000)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury
	Bill, 2.078%, 1/3/19	500	500
	United States Treasury
	Bill, 2.374%, 3/7/19	1,200	1,195
4	United States Treasury
	Bill, 2.479%, 5/9/19	400	397
			2,092
Total Temporary Cash Investments (Cost $6,099)			6,100
Total Investments (100.0%) (Cost $4,673,637)			5,778,684

Amount
($000)
Other Assets and Liabilities (0.0%)
Other Assets
Investment in Vanguard	343
Receivables for Accrued Income	5,520
Receivables for Capital Shares Issued	19,011
Variation Margin Receivable— Futures Contracts	12
Other Assets	112
Total Other Assets	24,998
Liabilities
Payables for Investment Securities Purchased	(4,101)
Payables for Capital Shares Redeemed	(21,059)
Payables to Vanguard	(1,978)
Total Liabilities	(27,138)
Net Assets (100%)	5,776,544

Tax-Managed Small-Cap Fund

At December 31, 2018, net assets consisted of:

Amount
($000)
Paid-in Capital	4,947,436
Total Distributable Earnings (Loss)	829,108
Net Assets	5,776,544

Admiral Shares—Net Assets
Applicable to 95,216,393 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,303,781
Net Asset Value Per Share—Admiral Shares	$55.70

Amount
($000)
Institutional Shares—Net Assets
Applicable to 8,467,927 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	472,763
Net Asset Value Per Share— Institutional Shares	$55.83

• See Note A in Notes to Financial Statements.

*  Non-income-producing security.

§ Security value determined using significant unobservable inputs.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.

2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.

3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4 Securities with a value of $297,000 have been segregated as initial margin for open futures contracts.

CVR—Contingent Value Rights.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2019	30	2,024	15

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Statement of Operations

Year Ended
December 31, 2018
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers	75,599
Dividends—Affiliated Issuers	3,133
Interest—Unaffiliated Issuers	28
Interest—Affiliated Issuers	529
Total Income	79,289
Expenses
The Vanguard Group—Note B
Investment Advisory Services	981
Management and Administrative—Admiral Shares	3,992
Management and Administrative—Institutional Shares	223
Marketing and Distribution—Admiral Shares	326
Marketing and Distribution—Institutional Shares	9
Custodian Fees	26
Auditing Fees	34
Shareholders’ Reports—Admiral Shares	78
Shareholders’ Reports—Institutional Shares	4
Trustees’ Fees and Expenses	4
Total Expenses	5,677
Net Investment Income	73,612
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers[1]	422,235
Investment Securities Sold—Affiliated Issuers	3,646
Futures Contracts	2,518
Realized Net Gain (Loss)	428,399
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	(1,063,636)
Investment Securities—Affiliated Issuers	(17,545)
Futures Contracts	(114)
Change in Unrealized Appreciation (Depreciation)	(1,081,295)
Net Increase (Decrease) in Net Assets Resulting from Operations	(579,284)

1 Includes $573,839,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	73,612	63,105
Realized Net Gain (Loss)	428,399	223,265
Change in Unrealized Appreciation (Depreciation)	(1,081,295)	393,439
Net Increase (Decrease) in Net Assets Resulting from Operations	(579,284)	679,809
Distributions
Net Investment Income
Admiral Shares	(65,529)	(58,195)
Institutional Shares	(6,002)	(4,878)
Realized Capital Gain
Admiral Shares	—	—
Institutional Shares	—	—
Return of Capital
Admiral Shares	—	(1,553)
Institutional Shares	—	(130)
Total Distributions	(71,531)	(64,756)
Capital Share Transactions
Admiral Shares	475,282	186,606
Institutional Shares	32,704	66,991
Net Increase (Decrease) from Capital Share Transactions	507,986	253,597
Total Increase (Decrease)	(142,829)	868,650
Net Assets
Beginning of Period	5,919,373	5,050,723
End of Period	5,776,544	5,919,373

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$61.63	$55.16	$44.37	$45.78	$43.53
Investment Operations
Net Investment Income	.737 [1]	.666 [1]	.558	.556	.463
Net Realized and Unrealized Gain (Loss) on Investments	(5.965)	6.486	10.788	(1.406)	2.242
Total from Investment Operations	(5.228)	7.152	11.346	(.850)	2.705
Distributions
Dividends from Net Investment Income	(.702)	(.664)	(.556)	(.560)	(.455)
Distributions from Realized Capital Gains	—	—	—	—	—
Return of Capital	—	(.018)	—	—	—
Total Distributions	(.702)	(.682)	(.556)	(.560)	(.455)
Net Asset Value, End of Period	$55.70	$61.63	$55.16	$44.37	$45.78

Total Return[2]	-8.62%	13.05%	25.73%	-1.85%	6.23%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,304	$5,428	$4,671	$3,419	$3,382
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.11%	0.12%
Ratio of Net Investment Income to Average Net Assets	1.13%	1.17%	1.19%	1.21%	1.06%
Portfolio Turnover Rate[3]	29%	37%	45%	33%	40%

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$61.77	$55.29	$44.47	$45.88	$43.63
Investment Operations
Net Investment Income	.755 [1]	.693 [1]	.572	.576	.481
Net Realized and Unrealized Gain (Loss) on Investments	(5.972)	6.488	10.818	(1.406)	2.242
Total from Investment Operations	(5.217)	7.181	11.390	(.830)	2.723
Distributions
Dividends from Net Investment Income	(.723)	(.683)	(.570)	(.580)	(.473)
Distributions from Realized Capital Gains	—	—	—	—	—
Return of Capital	—	(.018)	—	—	—
Total Distributions	(.723)	(.701)	(.570)	(.580)	(.473)
Net Asset Value, End of Period	$55.83	$61.77	$55.29	$44.47	$45.88

Total Return	-8.59%	13.08%	25.78%	-1.80%	6.26%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$473	$492	$379	$276	$236
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.07%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.16%	1.20%	1.22%	1.25%	1.10%
Portfolio Turnover Rate[2]	29%	37%	45%	33%	40%

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Notes to Financial Statements

Vanguard Tax-Managed Small-Cap Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Admiral Shares and Institutional Shares. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2018, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2015–2018), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

Tax-Managed Small-Cap Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2018, or at any time during the period then ended.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2018, the fund had contributed to Vanguard capital in the amount of $343,000, representing 0.01% of the fund’s net assets and 0.14% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Tax-Managed Small-Cap Fund

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of December 31, 2018, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	5,772,102	—	482
Temporary Cash Investments	4,008	2,092	—
Futures Contracts—Assets[1]	12	—	—
Total	5,776,122	2,092	482

1 Represents variation margin on the last day of the reporting period.

D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions were reclassified between the following accounts:

Amount ($000)
Paid-in Capital	573,839
Total Distributable Earnings (Loss)	(573,839)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales and the realization of unrealized gains or losses on certain futures contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount ($000)
Undistributed Ordinary Income	1,540
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)	(275,749)
Net Unrealized Gains (Losses)	1,105,047

Tax-Managed Small-Cap Fund

As of December 31, 2018, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	4,673,637
Gross Unrealized Appreciation	1,489,699
Gross Unrealized Depreciation	(384,652)
Net Unrealized Appreciation (Depreciation)	1,105,047

E.  During the year ended December 31, 2018, the fund purchased $3,281,544,000 of investment securities and sold $2,743,391,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $913,438,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F.  Capital share transactions for each class of shares were:

	Year Ended December 31,
	2018		2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares
Issued	2,059,002	31,843	1,074,323	18,944
Issued in Lieu of Cash Distributions	49,218	775	45,494	786
Redeemed	(1,632,938)	(25,466)	(933,211)	(16,353)
Net Increase (Decrease)—Admiral Shares	475,282	7,152	186,606	3,377
Institutional Shares
Issued	56,034	873	109,542	1,862
Issued in Lieu of Cash Distributions	3,754	59	3,241	56
Redeemed	(27,084)	(424)	(45,792)	(818)
Net Increase (Decrease)—Institutional Shares	32,704	508	66,991	1,100

Tax-Managed Small-Cap Fund

G. Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:

		Current Period Transactions
	Dec. 31,			Proceeds		Realized					Dec. 31,
	2017			from		Net		Change in		Capital Gain	2018
	Market	Purchases		Securities		Gain		Unrealized		Distributions	Market
	Value	at Cost		Sold		(Loss	)	App. (Dep. )	Income	Received	Value
	($000)	($000)		($000)		($000)		($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	22,275	NA	[1]	NA	[1]	14		—	529	—	4,008
Vanguard Real Estate ETF	174,258	719,018		625,825		3,632		(17,545)	3,133	—	253,538
Total	196,533					3,646		(17,545)	3,662	—	257,546

1 Not applicable—purchases and sales are for temporary cash investment purposes.

H.  Management has determined that no events or transactions occurred subsequent to December 31, 2018, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Tax-Managed Funds and Shareholders of Vanguard Tax-Managed Balanced Fund, Vanguard Tax-Managed Capital Appreciation Fund and Vanguard Tax-Managed Small-Cap Fund

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of Vanguard Tax-Managed Balanced Fund, Vanguard Tax-Managed Capital Appreciation Fund and Vanguard Tax-Managed Small-Cap Fund (three of the funds constituting Vanguard Tax-Managed Funds, hereafter collectively referred to as the “Funds”) as of December 31, 2018, the related statements of operations for the year ended December 31, 2018, the statements of changes in net assets for each of the two years in the period ended December 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2018 and each of the financial highlights for each of the five years in the period ended December 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 13, 2019

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Special 2018 tax information (unaudited) for Vanguard Tax-Managed Funds

This information for the fiscal year ended December 31, 2018, is included pursuant to provisions of the Internal Revenue Code.

The Tax-Managed Balanced Fund designates 61% of its income dividends as exempt-interest dividends.

The funds distributed qualified dividend income to shareholders during the fiscal year as follows:

Fund	($000)
Tax-Managed Balanced Fund	35,437
Tax-Managed Capital Appreciation Fund	159,381
Tax-Managed Small-Cap Fund	65,058

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Fund	Percentage
Tax-Managed Balanced Fund	94.7%	[1]
Tax-Managed Capital Appreciation Fund	96.9
Tax-Managed Small-Cap Fund	88.4

1 The percentage applies only to the taxable ordinary income that has been reported on Form 1099-DIV.

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL) (collectively, Bloomberg), or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Barclays 1–15 Year Municipal Bond Index (the Index or Bloomberg Barclays Index).

Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of the Tax-Managed Balanced Fund and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the Tax-Managed Balanced Fund. The Index is licensed for use by The Vanguard Group, Inc. (Vanguard) as the sponsor of the Tax-Managed Balanced Fund. Bloomberg and Barclays’ only relationship with Vanguard in respect of the Index is the licensing of the Index, which is determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the Tax-Managed Balanced Fund or the owners of the Tax-Managed Balanced Fund.

Additionally, Vanguard may for itself execute transaction(s) with Barclays in or relating to the Index in connection with the Tax-Managed Balanced Fund. Investors acquire the Tax-Managed Balanced Fund from Vanguard and investors neither acquire any interest in the Index nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in the Tax-Managed Balanced Fund. The Tax-Managed Balanced Fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied regarding the advisability of investing in the Tax-Managed Balanced Fund or the advisability of investing in securities generally or the ability of the Index to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the Tax-Managed Balanced Fund with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Tax-Managed Balanced Fund to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of the Tax-Managed Balanced Fund or any other third party into consideration in determining, composing or calculating the Index. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the Tax-Managed Balanced Fund.

The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the Tax-Managed Balanced Fund, investors or other third parties. In addition, the licensing agreement between Vanguard and Bloomberg is solely for the benefit of Vanguard and Bloomberg and not for the benefit of the owners of the Tax-Managed Balanced Fund, investors or other third parties.

NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. BLOOMBERG RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS INDEX, AND NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE TAX-MANAGED BALANCED FUND.

None of the information supplied by Bloomberg or Barclays and used in this publication may be reproduced in any manner without the prior written permission of both Bloomberg and Barclays Capital, the investment banking division of Barclays Bank Plc. Barclays Bank Plc is registered in England No. 1026167. Registered office 1 Churchill Place London E14 5HP.

© 2019 Bloomberg. Used with Permission.

Source: Bloomberg Index Services Limited. Copyright 2019, Bloomberg. All rights reserved.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 212 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustees1

F. William McNabb III

Born in 1957. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2010–present) of Vanguard and of each of the investment companies served by Vanguard, trustee (2009–present) of each of the investment companies served by Vanguard, and director (2008–present) of Vanguard. Chief executive officer and president (2008–2017) of Vanguard and each of the investment companies served by Vanguard, managing director (1995–2008) of Vanguard, and director (1997–2018) of Vanguard Marketing Corporation. Director (2018–present) of UnitedHealth Group.

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) of the Children’s Hospital of Philadelphia.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Lead director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

1 Mr. McNabb and Mr. Buckley are considered “interested persons,” as defined in the Investment Company Act of 1940, because they are officers of the Vanguard funds.

JoAnn Heffernan Heisen

Born in 1950. Trustee since July 1998. Principal occupation(s) during the past five years and other experience: corporate vice president of Johnson & Johnson (pharmaceuticals/medical devices/consumer products) and member of its executive committee (1997–2008). Chief global diversity officer (retired 2008), vice president and chief information officer (1997–2006), controller (1995–1997), treasurer (1991–1995), and assistant treasurer (1989–1991) of Johnson & Johnson. Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation. Member of the advisory board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education. Director of the V Foundation for Cancer Research. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of advisors for Spruceview Capital Partners, and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Overseer of the Museum of Fine Arts Boston.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director of i(x) Investments, LLC.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the Board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Brian Dvorak

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2017–present) of Vanguard and each of the investment companies served by Vanguard. Assistant vice president (2017–present) of Vanguard Marketing Corporation. Vice president and director of Enterprise Risk Management (2011–2013) at Oppenheimer Funds, Inc.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

Vanguard Senior Management Team

Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

Chairman Emeritus and Senior Advisor

John J. Brennan

Chairman, 1996–2009

Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle

Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a Thomson Reuters Company, or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

Source for Bloomberg Barclays indexes: Bloomberg Index Services Limited. Copyright 2019, Bloomberg. All rights reserved.

© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1030 022019

Annual Report | December 31, 2018 Vanguard Developed Markets Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

A Note From Our CEO	1
Your Fund’s Performance at a Glance	2
About Your Fund’s Expenses	3
Performance Summary	5
Financial Statements	8

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

A Note From Our CEO

Tim Buckley

Chairman and Chief Executive Officer

Dear Shareholder,

Over the years, I’ve found that prudent investors exhibit a common trait: discipline. No matter how the markets move or what new investing fad hits the headlines, those who stay focused on their goals and tune out the noise are set up for long-term success.

The prime gateway to investing is saving, and you don’t usually become a saver without a healthy dose of discipline. Savers make the decision to sock away part of their income, which means spending less and delaying gratification, no matter how difficult that may be.

Of course, disciplined investing extends beyond diligent saving. The financial markets, in the short term especially, are unpredictable; I have yet to meet the investor who can time them perfectly. It takes discipline to resist the urge to go all-in when markets are frothy or to retreat when things look bleak.

Staying put with your investments is one strategy for handling volatility. Another, rebalancing, requires even more discipline because it means steering your money away from strong performers and toward poorer performers.

Patience—a form of discipline—is also the friend of long-term investors. Higher returns are the potential reward for weathering the market’s turbulence and uncertainty.

It’s important to be prepared for that turbulence, whenever it appears. Don’t panic. Don’t chase returns or look for answers outside the asset classes you trust. And be sure to rebalance periodically, even when there’s turmoil.

Whether you’re a master of self-control, get a boost from technology, or work with a professional advisor, know that discipline is necessary to get the most out of your investment portfolio. And know that Vanguard is with you for the entire ride.

Thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley

Chairman and Chief Executive Officer

January 17, 2019

1

Your Fund’s Performance at a Glance

•     For the 12 months ended December 31, 2018, Vanguard Developed Markets Index Fund returned –14.56% for Investor Shares. The fund closely tracked its target benchmark, the FTSE Developed All Cap ex US Index, which returned –14.79%.

•     Volatility affected global stocks during the period amid concerns over Brexit, protectionism, and tightening monetary policy. A rising U.S. dollar hurt international equities.

•     All ten market sectors produced negative returns. The biggest detractors were the three largest sectors: financials (–18%), consumer goods (–17%), and industrials (–17%).

•     Please note that in November Vanguard lowered the investment minimum for your fund’s Admiral Shares from $10,000 to $3,000.

Market Barometer

	Average Annual Total Returns
	Periods Ended December 31, 2018
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	-4.78%	9.09%	8.21%
Russell 2000 Index (Small-caps)	-11.01	7.36	4.41
Russell 3000 Index (Broad U.S. market)	-5.24	8.97	7.91
FTSE All-World ex US Index (International)	-14.13	4.58	1.05

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	0.01%	2.06%	2.52%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	1.28	2.30	3.82
FTSE Three-Month U.S. Treasury Bill Index	1.86	0.98	0.59

CPI
Consumer Price Index	1.91%	2.03%	1.51%

2

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•     Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

3

Six Months Ended December 31, 2018

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Developed Markets Index Fund	6/30/2018	12/31/2018	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$878.86	$0.71
FTSE Developed Markets ETF Shares	1,000.00	878.93	0.14
Admiral™ Shares	1,000.00	878.87	0.33
Institutional Shares	1,000.00	878.44	0.19
Institutional Plus Shares	1,000.00	879.01	0.14
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.45	$0.77
FTSE Developed Markets ETF Shares	1,000.00	1,025.05	0.15
Admiral Shares	1,000.00	1,024.85	0.36
Institutional Shares	1,000.00	1,025.00	0.20
Institutional Plus Shares	1,000.00	1,025.05	0.15

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.15% for Investor Shares, 0.03% for FTSE Developed Markets ETF Shares, 0.07% for Admiral Shares, 0.04% for Institutional Shares, and 0.03% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

4

Developed Markets Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2008, Through December 31, 2018

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2018
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
FTSE Developed Markets ETF Shares Net Asset Value	-14.47%	0.85%	6.28%	$18,386
FTSE Developed Markets ETF Shares Market Price	-14.81	0.71	6.12	18,116
Spliced Developed ex US Index	-14.79	0.87	6.49	18,758
FTSE Global All Cap ex US Index	-14.61	1.05	7.21	20,065

Spliced Developed ex US Index: MSCI EAFE Index through May 28, 2013; FTSE Developed ex North America Index through December 20, 2015; FTSE Developed All Cap ex US Transition Index through May 31, 2016; FTSE Developed All Cap ex US Index thereafter. Benchmark returns are adjusted for withholding taxes.

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(12/19/2013)	Investment
Developed Markets Index Fund Investor Shares	-14.56%	0.74%	1.40%	$10,726
Spliced Developed ex US Index	-14.79	0.87	1.50	10,778
FTSE Global All Cap ex US Index	-14.61	1.05	1.60	10,833

“Since Inception” performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standards.

See Financial Highlights for dividend and capital gains information.

5

Developed Markets Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2018
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Developed Markets Index Fund Admiral Shares	-14.46%	0.85%	6.26%	$18,357
Spliced Developed ex US Index	-14.79	0.87	6.49	18,758
FTSE Global All Cap ex US Index	-14.61	1.05	7.21	20,065

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Developed Markets Index Fund Institutional Shares	-14.49%	0.84%	6.30%	$9,213,499
Spliced Developed ex US Index	-14.79	0.87	6.49	9,379,099
FTSE Global All Cap ex US Index	-14.61	1.05	7.21	10,032,488

		Since	Final Value
	One	Inception	of a $100,000,000
	Year	(4/1/2014)	Investment
Developed Markets Index Fund Institutional Plus Shares	-14.45%	0.69%	$103,296,860
Spliced Developed ex US Index	-14.79	0.72	103,444,251
FTSE Global All Cap ex US Index	-14.61	0.81	103,901,116

“Since Inception” performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: December 31, 2008, Through December 31, 2018

	One	Five	Ten
	Year	Years	Years
FTSE Developed Markets ETF Shares Market Price	-14.81%	3.59%	81.16%
FTSE Developed Markets ETF Shares Net Asset Value	-14.47	4.30	83.86
Spliced Developed ex US Index	-14.79	4.45	87.58

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares’ market price was above or below the NAV.

6

Developed Markets Index Fund

Sector Diversification

As of December 31, 2018

Basic Materials	7.1%
Consumer Goods	16.2
Consumer Services	8.5
Financials	23.8
Health Care	10.0
Industrials	15.4
Oil & Gas	6.4
Technology	5.8
Telecommunications	3.4
Utilities	3.4

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

7

Developed Markets Index Fund

Financial Statements

Statement of Net Assets—Investments Summary

As of December 31, 2018

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website.

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Australia
	Commonwealth Bank of Australia	10,548,554	538,061	0.5%
	BHP Group Ltd.	19,245,420	465,185	0.5%
	Westpac Banking Corp.	20,512,426	362,455	0.4%
	CSL Ltd.	2,706,519	353,522	0.3%
	Australia & New Zealand Banking Group Ltd.	17,374,985	300,219	0.3%
§,1	Australia—Other †		4,121,118	4.1%
			6,140,560	6.1%

§,1Austria †			279,655	0.3%

Belgium
	Anheuser-Busch InBev SA/NV	4,613,628	303,942	0.3%
	Belgium—Other †		594,756	0.6%
			898,698	0.9%
Canada
	Royal Bank of Canada	8,629,393	590,632	0.6%
	Toronto-Dominion Bank	11,020,691	547,806	0.5%
	Enbridge Inc.	11,919,688	370,286	0.4%
	Bank of Nova Scotia	7,367,008	367,217	0.4%
	Canadian National Railway Co. (Toronto Shares)	4,394,891	325,496	0.3%
1	Canada—Other †		5,951,469	5.9%
			8,152,906	8.1%
Denmark
	Novo Nordisk A/S Class B	10,175,582	467,335	0.4%
1	Denmark—Other †		994,490	1.0%
			1,461,825	1.4%

Finland †			1,164,307	1.2%

8

Developed Markets Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
France
^	TOTAL SA	15,054,390	794,046	0.8%
	Sanofi	6,494,198	563,372	0.6%
	LVMH Moet Hennessy Louis Vuitton SE	1,486,920	435,335	0.4%
	Airbus SE	3,289,554	313,626	0.3%
	BNP Paribas SA	6,479,957	292,640	0.3%
1	France—Other †		5,867,071	5.8%
			8,266,090	8.2%
Germany
	SAP SE	5,799,527	575,602	0.6%
	Siemens AG	4,592,330	512,512	0.5%
	Allianz SE	2,526,085	507,631	0.5%
	Bayer AG	5,591,695	388,896	0.4%
	BASF SE	5,479,065	381,637	0.4%
	Deutsche Telekom AG	19,317,383	328,333	0.3%
1	Germany—Other †		4,584,934	4.5%
			7,279,545	7.2%
Hong Kong
	AIA Group Ltd.	72,400,320	601,416	0.6%
	Hang Seng Bank Ltd.	4,334,384	97,096	0.1%
^	Canvest Environmental Protection Group Co. Ltd.	4,034,821	2,117	0.0%
§,1	Hong Kong—Other †		2,640,347	2.6%
			3,340,976	3.3%

§Ireland †			237,692	0.2%

Israel †			455,286	0.5%

[1]Italy †			2,185,991	2.2%

Japan
	Toyota Motor Corp.	15,133,938	876,052	0.9%
	Mitsubishi UFJ Financial Group Inc.	75,634,679	371,189	0.4%
	Sony Corp.	7,576,727	365,271	0.4%
	SoftBank Group Corp.	5,101,708	334,158	0.3%
	Chugai Pharmaceutical Co. Ltd.	1,292,388	74,958	0.1%
	Japan—Other †		20,196,025	20.0%
			22,217,653	22.1%

Mexico †			5,801	0.0%

Netherlands
	Unilever NV	9,061,760	490,897	0.5%
	ASML Holding NV	2,433,738	381,269	0.4%
1	Netherlands—Other †		1,965,667	1.9%
			2,837,833	2.8%
New Zealand †			331,127	0.3%

§, 1 Norway †			765,298	0.8%

[1]Poland †			391,856	0.4%

Portugal †			170,454	0.2%

9

Developed Markets Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
§Singapore †			1,218,354	1.2%

South Korea
	Samsung Electronics Co. Ltd.	25,492,939	887,453	0.9%
	Samsung Electronics Co. Ltd. Preference Shares	4,312,708	123,230	0.1%
	Samsung Electronics Co. Ltd. GDR	127,324	110,330	0.1%
	Hankook Shell Oil Co. Ltd.	3,429	1,033	0.0%
§, 1	South Korea—Other †		3,397,377	3.4%
			4,519,423	4.5%
Spain
	Banco Santander SA	96,317,208	437,376	0.4%
*	Iberdrola SA	35,830,184	287,713	0.3%
1	Spain—Other †		1,850,959	1.9%
			2,576,048	2.6%

[1]Sweden †			2,512,869	2.5%

Switzerland
	Nestle SA	18,031,361	1,463,475	1.5%
	Novartis AG	13,034,671	1,116,345	1.1%
	Roche Holding AG	4,142,533	1,028,421	1.0%
	Roche Holding AG (Bearer)	176,203	42,977	0.0%
1	Switzerland—Other †		3,337,576	3.3%
			6,988,794	6.9%
United Kingdom
	HSBC Holdings plc	120,405,835	993,329	1.0%
	Royal Dutch Shell plc Class A (London Shares)	27,165,712	799,574	0.8%
	BP plc	117,041,326	739,908	0.7%
	Royal Dutch Shell plc Class B	22,492,374	672,474	0.7%
	AstraZeneca plc	7,592,928	566,789	0.6%
	GlaxoSmithKline plc	29,194,634	556,399	0.5%
	Diageo plc	14,462,156	516,803	0.5%
	British American Tobacco plc	13,318,105	423,774	0.4%
	Unilever plc	6,547,341	343,758	0.3%
	Rio Tinto plc	6,766,873	324,086	0.3%
	Vodafone Group plc	159,943,835	310,981	0.3%
	Reckitt Benckiser Group plc	3,750,555	287,207	0.3%
	Lloyds Banking Group plc	425,738,854	280,643	0.3%
	Prudential plc	15,532,504	277,359	0.3%
	Royal Dutch Shell plc Class A	657	19	0.0%
§, 1	United Kingdom—Other †		8,140,073	8.1%
			15,233,176	15.1%
Total Common Stocks (Cost $100,178,605)			99,632,217	99.0%[2]

		Coupon
Temporary Cash Investments
Money Market Fund
3,4	Vanguard Market Liquidity Fund	2.530%	27,720,903	2,772,090	2.7%

5U.S. Government and Agency Obligations †				79,155	0.1%
Total Temporary Cash Investments (Cost $2,851,108)				2,851,245	2.8%[2]
Total Investments (Cost $103,029,713)				102,483,462	101.8%

10

Developed Markets Index Fund

		Percentage
	Amount	of Net
	($000)	Assets
Other Assets and Liabilities
Other Assets
Investment in Vanguard	5,466
Receivables for Investment Securities Sold	1,075
Receivables for Accrued Income	295,004
Receivables for Capital Shares Issued	172,229
Variation Margin Receivable—Futures Contracts	1,582
Unrealized Appreciation—Forwards Currency Contracts	14,330
Other Assets[6]	12,030
Total Other Assets	501,716	0.5%
Liabilities
Payables for Investment Securities Purchased	(179,922)
Collateral for Securities on Loan	(1,858,707)
Payables for Capital Shares Redeemed	(121,586)
Payables to Vanguard	(18,536)
Variation Margin Payable—Futures Contracts	(1,274)
Unrealized Depreciation—Forwards Currency Contracts	(4,557)
Other Liabilities	(95,580)
Total Liabilities	(2,280,162)	(2.3%)
Net Assets	100,705,016	100.0%

At December 31, 2018, net assets consisted of:

Amount
($000)
Paid-in Capital	103,938,458
Total Distributable Earnings (Loss)	(3,233,442)
Net Assets	100,705,016

Investor Shares—Net Assets
Applicable to 78,961,068 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	731,089
Net Asset Value Per Share—Investor Shares	$9.26

ETF Shares—Net Assets
Applicable to 1,751,210,495 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	65,139,063
Net Asset Value Per Share—ETF Shares	$37.20

Admiral Shares—Net Assets
Applicable to 1,271,886,950 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	15,209,486
Net Asset Value Per Share—Admiral Shares	$11.96

11

Developed Markets Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 865,216,631 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,360,671
Net Asset Value Per Share—Institutional Shares	$11.97

Institutional Plus Shares—Net Assets
Applicable to 494,995,534 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,264,707
Net Asset Value Per Share—Institutional Plus Shares	$18.72

•    See Note A in Notes to Financial Statements.

*     Non-income-producing security.

^    Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,753,530,000.

§ Certain of the fund’s securities are valued using significant unobservable inputs.

†   Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1   Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, the aggregate value of these securities was $1,194,401,000, representing 1.2% of net assets.

2   The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.2% and 1.6%, respectively, of net assets.

3   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4   Includes $1,858,707,000 of collateral received for securities on loan.

5   Securities with a value of $63,640,000 have been segregated as initial margin for open futures contracts.

6   Cash of $12,030,000 has been segregated as collateral for open forward currency contracts.

GDR—Global Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Dow Jones EURO STOXX 50 Index	March 2019	10,112	343,783	(7,177)
Topix Index	March 2019	2,131	290,083	(15,596)
FTSE 100 Index	March 2019	2,434	206,427	(1,800)
E-mini S&P 500 Index	March 2019	1,360	170,354	614
S&P ASX 200 Index	March 2019	1,158	113,338	522
S&P/TSX 60 Index	March 2019	886	111,227	(1,822)
				(25,259)

12

Developed Markets Index Fund

Forward Currency Contracts
						Unrealized
	Contract					Appreciation
	Settlement	Contract Amount (000)				(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Morgan Stanley Capital Services LLC	3/20/19	EUR	337,134	USD	389,296	(425)
Morgan Stanley Capital Services LLC	3/12/19	JPY	26,730,854	USD	237,796	7,481
Barclays Bank plc	3/20/19	GBP	174,116	USD	221,597	1,192
Morgan Stanley Capital Services LLC	3/26/19	AUD	159,835	USD	114,068	(1,327)
BNP Paribas	3/19/19	CAD	141,383	USD	105,653	(1,902)
Barclays Bank plc	3/12/19	JPY	3,726,169	USD	33,169	1,022
JPMorgan Chase Bank, N.A.	3/12/19	JPY	3,700,000	USD	32,935	1,015
BNP Paribas	3/12/19	JPY	1,633,693	USD	14,744	247
BNP Paribas	3/20/19	EUR	9,569	USD	10,960	78
BNP Paribas	3/20/19	GBP	5,355	USD	6,805	47
Goldman Sachs International	3/19/19	CAD	8,072	USD	5,947	(24)
BNP Paribas	3/26/19	AUD	5,413	USD	3,835	(17)
Toronto-Dominion Bank	3/19/19	CAD	4,964	USD	3,658	(15)
BNP Paribas	1/4/19	USD	105,027	CHF	100,000	3,248
BNP Paribas	3/20/19	USD	45,320	EUR	39,607	(365)
JPMorgan Chase Bank, N.A.	3/20/19	USD	20,185	GBP	15,918	(182)
JPMorgan Chase Bank, N.A.	3/12/19	USD	19,742	JPY	2,183,700	(296)
Goldman Sachs International	3/26/19	USD	3,444	AUD	4,888	(4)
						9,773

AUD—Australian dollar.

CAD—Canadian dollar.

CHF—Swiss franc.

EUR—Euro.

GBP—British pound.

JPY—Japanese yen.

USD—U.S. dollar.

At December 31, 2018, the counterparties had deposited in segregated accounts securities with a value of $4,318,000 and cash of $3,200,000 in connection with open forward currency contracts.

See accompanying Notes, which are an integral part of the Financial Statements.

13

Developed Markets Index Fund

Statement of Operations

Year Ended
December 31, 2018
($000)
Investment Income
Income
Dividends[1]	3,207,361
Interest[2]	16,865
Securities Lending—Net	78,007
Total Income	3,302,233
Expenses
The Vanguard Group—Note B
Investment Advisory Services	5,880
Management and Administrative—Investor Shares	1,087
Management and Administrative—ETF Shares	21,304
Management and Administrative—Admiral Shares	7,738
Management and Administrative—Institutional Shares	3,950
Management and Administrative—Institutional Plus Shares	2,689
Marketing and Distribution—Investor Shares	156
Marketing and Distribution—ETF Shares	3,566
Marketing and Distribution—Admiral Shares	1,209
Marketing and Distribution—Institutional Shares	301
Marketing and Distribution—Institutional Plus Shares	95
Custodian Fees	7,615
Auditing Fees	65
Shareholders’ Reports—Investor Shares	8
Shareholders’ Reports—ETF Shares	1,565
Shareholders’ Reports—Admiral Shares	162
Shareholders’ Reports—Institutional Shares	41
Shareholders’ Reports—Institutional Plus Shares	22
Trustees’ Fees and Expenses	63
Total Expenses	57,516
Net Investment Income	3,244,717
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	336,449
Futures Contracts	(129,498)
Forward Currency Contracts	(70,348)
Foreign Currencies	(24,299)
Realized Net Gain (Loss)	112,304

14

Developed Markets Index Fund

Statement of Operations (continued)

Year Ended
December 31, 2018
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(19,962,997)
Futures Contracts	(27,691)
Forward Currency Contracts	1,017
Foreign Currencies	(3,368)
Change in Unrealized Appreciation (Depreciation)	(19,993,039)
Net Increase (Decrease) in Net Assets Resulting from Operations	(16,636,018)

1   Dividends are net of foreign withholding taxes of $235,808,000.

2   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $15,459,000, $312,000, and $8,000, respectively. Purchases and sales are for temporary cash investment purposes.

3   Includes $292,272,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Developed Markets Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,244,717	2,489,259
Realized Net Gain (Loss)	112,304	(27,790)
Change in Unrealized Appreciation (Depreciation)	(19,993,039)	17,610,937
Net Increase (Decrease) in Net Assets Resulting from Operations	(16,636,018)	20,072,406
Distributions
Net Investment Income
Investor Shares	(23,364)	(27,199)
ETF Shares	(2,069,674)	(1,731,736)
Admiral Shares	(470,888)	(386,199)
Institutional Shares	(333,818)	(320,992)
Institutional Plus Shares	(294,490)	(273,211)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(3,192,234)	(2,739,337)
Capital Share Transactions
Investor Shares	(74,824)	(117,734)
ETF Shares	9,552,132	17,393,805
Admiral Shares	2,990,179	3,023,723
Institutional Shares	414,926	773,354
Institutional Plus Shares	1,014,326	874,549
Net Increase (Decrease) from Capital Share Transactions	13,896,739	21,947,697
Total Increase (Decrease)	(5,931,513)	39,280,766
Net Assets
Beginning of Period	106,636,529	67,355,763
End of Period	100,705,016	106,636,529

See accompanying Notes, which are an integral part of the Financial Statements.

16

Developed Markets Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$11.16	$9.09	$9.15	$9.42	$10.34
Investment Operations
Net Investment Income	.312 [1]	.284 [1]	.262	.261	.337
Net Realized and Unrealized Gain (Loss) on Investments	(1.914)	2.086	(.054)	(.276)	(.919)
Total from Investment Operations	(1.602)	2.370	.208	(.015)	(.582)
Distributions
Dividends from Net Investment Income	(.298)	(.300)	(.268)	(.255)	(.338)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.298)	(.300)	(.268)	(.255)	(.338)
Net Asset Value, End of Period	$9.26	$11.16	$9.09	$9.15	$9.42

Total Return[2]	-14.56%	26.31%	2.36%	-0.29%	-5.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$731	$950	$875	$1,040	$1,331
Ratio of Total Expenses to Average Net Assets	0.16%	0.17%	0.17%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	2.89%	2.71%	3.00%	2.73%	3.22%
Portfolio Turnover Rate[3]	3%	3%	11%	3%	4%

1   Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Developed Markets Index Fund

Financial Highlights

FTSE Developed Markets ETF Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$44.83	$36.51	$36.75	$37.85	$41.53
Investment Operations
Net Investment Income	1.291 [1]	1.166 [1]	1.090	1.096	1.395
Net Realized and Unrealized Gain (Loss) on Investments	(7.677)	8.397	(.216)	(1.125)	(3.681)
Total from Investment Operations	(6.386)	9.563	.874	(.029)	(2.286)
Distributions
Dividends from Net Investment Income	(1.244)	(1.243)	(1.114)	(1.071)	(1.394)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.244)	(1.243)	(1.114)	(1.071)	(1.394)
Net Asset Value, End of Period	$37.20	$44.83	$36.51	$36.75	$37.85

Total Return	-14.47%	26.44%	2.51%	-0.21%	-5.71%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$65,139	$68,406	$40,243	$29,288	$24,155
Ratio of Total Expenses to Average Net Assets	0.05%	0.07%	0.07%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.00%	2.81%	3.10%	2.84%	3.33%
Portfolio Turnover Rate[2]	3%	3%	11%	3%	4%

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Developed Markets Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$14.41	$11.74	$11.82	$12.17	$13.35
Investment Operations
Net Investment Income	.412 [1]	.375 [1]	.350	.352	.450
Net Realized and Unrealized Gain (Loss) on Investments	(2.464)	2.695	(.071)	(.358)	(1.180)
Total from Investment Operations	(2.052)	3.070	.279	(.006)	(.730)
Distributions
Dividends from Net Investment Income	(.398)	(.400)	(.359)	(.344)	(.450)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.398)	(.400)	(.359)	(.344)	(.450)
Net Asset Value, End of Period	$11.96	$14.41	$11.74	$11.82	$12.17

Total Return[2]	-14.46%	26.40%	2.45%	-0.18%	-5.66%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,209	$15,180	$9,702	$7,921	$6,068
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.98%	2.81%	3.10%	2.84%	3.33%
Portfolio Turnover Rate[3]	3%	3%	11%	3%	4%

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Developed Markets Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$14.43	$11.75	$11.83	$12.18	$13.37
Investment Operations
Net Investment Income	.416 [1]	.379 [1]	.352	.354	.452
Net Realized and Unrealized Gain (Loss) on Investments	(2.475)	2.701	(.072)	(.358)	(1.190)
Total from Investment Operations	(2.059)	3.080	.280	(.004)	(.738)
Distributions
Dividends from Net Investment Income	(.401)	(.400)	(.360)	(.346)	(.452)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.401)	(.400)	(.360)	(.346)	(.452)
Net Asset Value, End of Period	$11.97	$14.43	$11.75	$11.83	$12.18

Total Return	-14.49%	26.46%	2.46%	-0.17%	-5.72%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,361	$11,998	$9,092	$8,093	$7,743
Ratio of Total Expenses to Average Net Assets	0.05%	0.06%	0.06%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	3.00%	2.82%	3.11%	2.86%	3.35%
Portfolio Turnover Rate[2]	3%	3%	11%	3%	4%

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Developed Markets Index Fund

Financial Highlights

Institutional Plus Shares

					April 1,
					2014[1] to
For a Share Outstanding	Year Ended December 31,				Dec. 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$22.56	$18.37	$18.49	$19.05	$20.90
Investment Operations
Net Investment Income	.643[2]	.597[2]	.552	.558	.438
Net Realized and Unrealized Gain (Loss) on Investments	(3.855)	4.223	(.107)	(.573)	(1.798)
Total from Investment Operations	(3.212)	4.820	.445	(.015)	(1.360)
Distributions
Dividends from Net Investment Income	(.628)	(.630)	(.565)	(.545)	(.490)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.628)	(.630)	(.565)	(.545)	(.490)
Net Asset Value, End of Period	$18.72	$22.56	$18.37	$18.49	$19.05

Total Return	-14.45%	26.49%	2.50%	-0.21%	-6.67%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,265	$10,102	$7,444	$7,253	$5,918
Ratio of Total Expenses to Average Net Assets	0.04%	0.05%	0.05%	0.06%	0.06%[3]
Ratio of Net Investment Income to Average Net Assets	3.01%	2.83%	3.12%	2.87%	2.92%[3]
Portfolio Turnover Rate[4]	3%	3%	11%	3%	4%

1   Inception.

2   Calculated based on average shares outstanding.

3   Annualized.

4   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Developed Markets Index Fund

Notes to Financial Statements

Vanguard Developed Markets Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares, known as Vanguard FTSE Developed Markets ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

On November 19, 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. It is anticipated that all of the outstanding Investor Shares will be automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest

22

Developed Markets Index Fund

incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the year ended December 31, 2018, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

23

Developed Markets Index Fund

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2015–2018), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2018, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income

24

Developed Markets Index Fund

over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2018, the fund had contributed to Vanguard capital in the amount of $5,466,000, representing 0.01% of the fund’s net assets and 2.19% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

25

Developed Markets Index Fund

The following table summarizes the market value of the fund’s investments as of December 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	8,275,954	91,348,172	8,091
Temporary Cash Investments	2,772,090	79,155	—
Futures Contracts—Assets[1]	1,582	—	—
Futures Contracts—Liabilities[1]	(1,274)	—	—
Forward Currency Contracts—Assets	—	14,330	—
Forward Currency Contracts—Liabilities	—	(4,557)	—
Total	11,048,352	91,437,100	8,091

1 Represents variation margin on the last day of the reporting period.

D.  At December 31, 2018, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Variation Margin Receivable—Futures Contracts	1,582	—	1,582
Unrealized Appreciation—Forward Currency Contracts	—	14,330	14,330
Total Assets	1,582	14,330	15,912

Variation Margin Payable—Futures Contracts	(1,274)	—	(1,274)
Unrealized Depreciation—Forward Currency Contracts	—	(4,557)	(4,557)
Total Liabilities	(1,274)	(4,557)	(5,831)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended December 31, 2018, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	(129,498)	—	(129,498)
Forward Currency Contracts	—	(70,348)	(70,348)
Realized Net Gain (Loss) on Derivatives	(129,498)	(70,348)	(199,846)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(27,691)	—	(27,691)
Forward Currency Contracts	—	1,017	1,017
Change in Unrealized Appreciation (Depreciation) on Derivatives	(27,691)	1,017	(26,674)

26

Developed Markets Index Fund

E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, foreign currency transactions, and passive foreign investment companies were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	294,148
Total Distributable Earnings (Loss)	(294,148)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales; the realization of unrealized gains or losses on certain futures contracts and forward currency contracts; and unrealized gains on passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	11,337
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)	(2,385,913)
Net Unrealized Gains (Losses)	(793,285)

As of December 31, 2018, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	103,256,866
Gross Unrealized Appreciation	11,322,802
Gross Unrealized Depreciation	(12,113,102)
Net Unrealized Appreciation (Depreciation)	(790,300)

F.  During the year ended December 31, 2018, the fund purchased $17,878,843,000 of investment securities and sold $4,207,468,000 of investment securities, other than temporary cash investments. Purchases and sales include $8,999,724,000 and $629,480,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

27

Developed Markets Index Fund

G. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2018		2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	203,791	19,421	213,031	20,697
Issued in Lieu of Cash Distributions	20,774	2,051	24,009	2,289
Redeemed	(299,389)	(27,672)	(354,774)	(34,097)
Net Increase (Decrease)—Investor Shares	(74,824)	(6,200)	(117,734)	(11,111)
ETF Shares
Issued	9,638,355	227,208	17,393,805	423,773
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(86,223)	(2,000)	—	—
Net Increase (Decrease)—ETF Shares	9,552,132	225,208	17,393,805	423,773
Admiral Shares
Issued	6,539,544	483,375	5,080,944	381,223
Issued in Lieu of Cash Distributions	391,732	29,979	320,784	23,586
Redeemed	(3,941,097)	(294,797)	(2,378,005)	(178,061)
Net Increase (Decrease)—Admiral Shares	2,990,179	218,557	3,023,723	226,748
Institutional Shares
Issued	3,159,827	228,361	2,934,344	220,092
Issued in Lieu of Cash Distributions	307,770	23,476	297,372	21,881
Redeemed	(3,052,671)	(217,991)	(2,458,362)	(184,172)
Net Increase (Decrease)—Institutional Shares	414,926	33,846	773,354	57,801
Institutional Plus Shares
Issued	3,509,822	161,008	2,342,576	113,072
Issued in Lieu of Cash Distributions	278,574	13,609	259,331	12,217
Redeemed	(2,774,070)	(127,458)	(1,727,358)	(82,623)
Net Increase (Decrease)—Institutional Plus Shares	1,014,326	47,159	874,549	42,666

H.  Management has determined that no events or transactions occurred subsequent to December 31, 2018, that would require recognition or disclosure in these financial statements.

28

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Vanguard Tax-Managed Funds and Shareholders of Vanguard Developed Markets Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of net assets—investments summary of Vanguard Developed Markets Index Fund (one of the funds constituting Vanguard Tax-Managed Funds, referred to hereafter as the “Fund”) as of December 31, 2018, the related statement of operations for the year ended December 31, 2018, the statement of changes in net assets for each of the two years in the period ended December 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2018 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodians and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 14, 2019

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

29

Special 2018 tax information (unaudited) for Vanguard Developed Markets Index Fund

This information for the fiscal year ended December 31, 2018, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $2,592,414,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income of $3,022,343,000 and foreign taxes paid of $231,243,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2019 to determine the calendar-year amounts to be included on their 2018 tax returns.

30

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 212 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustees1

F. William McNabb III

Born in 1957. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2010–present) of Vanguard and of each of the investment companies served by Vanguard, trustee (2009–present) of each of the investment companies served by Vanguard, and director (2008–present) of Vanguard. Chief executive officer and president (2008–2017) of Vanguard and each of the investment companies served by Vanguard, managing director (1995–2008) of Vanguard, and director (1997–2018) of Vanguard Marketing Corporation. Director (2018–present) of UnitedHealth Group.

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) of the Children’s Hospital of Philadelphia.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Lead director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

1 Mr. McNabb and Mr. Buckley are considered “interested persons,” as defined in the Investment Company Act of 1940, because they are officers of the Vanguard funds.

JoAnn Heffernan Heisen

Born in 1950. Trustee since July 1998. Principal occupation(s) during the past five years and other experience: corporate vice president of Johnson & Johnson (pharmaceuticals/medical devices/consumer products) and member of its executive committee (1997–2008). Chief global diversity officer (retired 2008), vice president and chief information officer (1997–2006), controller (1995–1997), treasurer (1991–1995), and assistant treasurer (1989–1991) of Johnson & Johnson. Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation. Member of the advisory board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education. Director of the V Foundation for Cancer Research. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of advisors for Spruceview Capital Partners, and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Overseer of the Museum of Fine Arts Boston.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director of i(x) Investments, LLC.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the Board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Brian Dvorak

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2017–present) of Vanguard and each of the investment companies served by Vanguard. Assistant vice president (2017–present) of Vanguard Marketing Corporation. Vice president and director of Enterprise Risk Management (2011–2013) at Oppenheimer Funds, Inc.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

Vanguard Senior Management Team

Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

Chairman Emeritus and Senior Advisor

John J. Brennan

Chairman, 1996–2009

Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle

Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a Thomson Reuters Company, or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

Source for Bloomberg Barclays indexes: Bloomberg Index Services Limited. Copyright 2019, Bloomberg. All rights reserved.

London Stock Exchange Group companies include FTSE International Limited (“FTSE”), Frank Russell Company (“Russell”), MTS Next Limited (“MTS”), and FTSE TMX Global Debt Capital Markets Inc. (“FTSE TMX”). All rights reserved. “FTSE®”, “Russell®”, “MTS®”, “FTSE TMX®” and “FTSE Russell” and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under licence. All information is provided for information purposes only. No responsibility or liability can be accepted by the London Stock Exchange Group companies nor its licensors for any errors or for any loss from use of this publication. Neither the London Stock Exchange Group companies nor any of its licensors make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the FTSE Indexes or the fitness or suitability of the Indexes for any particular purpose to which they might be put.

The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

© 2019 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138;
7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.

Q1270 022019

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)     Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended December 31, 2018: $166,000
Fiscal Year Ended December 31, 2017: $168,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2018: $9,734,277
Fiscal Year Ended December 31, 2017: $8,424,459

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc. and Vanguard Marketing Corporation.

(b)     Audit-Related Fees.

Fiscal Year Ended December 31, 2018: $5,581,336
Fiscal Year Ended December 31, 2017: $3,194,093

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)     Tax Fees.

Fiscal Year Ended December 31, 2018: $347,985
Fiscal Year Ended December 31, 2017: $274,313

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)     All Other Fees.

Fiscal Year Ended December 31, 2018: $0
Fiscal Year Ended December 31, 2017: $0

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)     (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)     For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)     Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2018: $347,985
Fiscal Year Ended December 31, 2017: $274,313

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)     For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
Common Stocks (99.0%)[1]
Australia (6.1%)
	Commonwealth Bank of Australia	10,548,554	538,061
	BHP Group Ltd.	19,245,420	465,185
	Westpac Banking Corp.	20,512,426	362,455
	CSL Ltd.	2,706,519	353,522
	Australia & New Zealand Banking Group Ltd.	17,374,985	300,219
	National Australia Bank Ltd.	16,306,399	276,710
	Woolworths Group Ltd.	7,867,310	163,201
	Wesfarmers Ltd.	6,766,795	153,734
	Macquarie Group Ltd.	1,844,512	141,283
	Transurban Group	15,964,282	131,028
	Woodside Petroleum Ltd.	5,586,729	123,062
	Rio Tinto Ltd.	2,223,343	123,054
	Scentre Group	30,715,720	84,443
	Goodman Group	10,573,667	79,206
	South32 Ltd.	30,775,952	73,211
	Newcrest Mining Ltd.	4,599,981	70,698
	Suncorp Group Ltd.	7,764,479	69,103
	Insurance Australia Group Ltd.	13,837,583	68,250
	Brambles Ltd.	9,521,860	68,126
	Amcor Ltd.	6,933,117	64,738
	Aristocrat Leisure Ltd.	3,823,695	58,862
	AGL Energy Ltd.	3,921,362	56,947
	QBE Insurance Group Ltd.	7,952,519	56,627
*	Coles Group Ltd.	6,783,232	56,091
	Telstra Corp. Ltd.	24,957,428	50,086
	ASX Ltd.	1,160,639	49,043
*	Origin Energy Ltd.	10,520,376	47,990
	Dexus	6,072,171	45,448
	Treasury Wine Estates Ltd.	4,305,586	44,898
	Sonic Healthcare Ltd.	2,716,355	42,376
	APA Group	7,062,674	42,307
	Cochlear Ltd.	336,252	41,201
	Santos Ltd.	10,599,306	40,878
	GPT Group	10,793,639	40,617
	Oil Search Ltd.	7,949,380	40,041
	Stockland	14,558,731	36,117
	Mirvac Group	22,230,979	35,110
	Computershare Ltd.	2,895,070	35,086
	Vicinity Centres	19,115,770	35,028
	Aurizon Holdings Ltd.	11,432,062	34,491
	Tabcorp Holdings Ltd.	11,308,451	34,188
	Sydney Airport	6,593,781	31,267
	Ramsay Health Care Ltd.	768,465	31,259
	AMP Ltd.	17,484,710	30,184
	Medibank Pvt Ltd.	16,599,733	30,052
	James Hardie Industries plc	2,646,600	28,834
	Fortescue Metals Group Ltd.	9,631,018	28,400
	Caltex Australia Ltd.	1,562,547	28,034
	LendLease Group	3,400,502	27,858
	Orica Ltd.	2,266,636	27,550
	BlueScope Steel Ltd.	3,215,215	24,803
	SEEK Ltd.	2,074,188	24,746
	Boral Ltd.	6,997,584	24,352
	Alumina Ltd.	14,943,180	24,205
	Northern Star Resources Ltd.	3,706,882	24,197
	Challenger Ltd.	3,421,395	22,874
	Incitec Pivot Ltd.	9,777,092	22,600
	Bendigo & Adelaide Bank Ltd.	2,937,416	22,318
	Atlas Arteria Ltd.	4,097,342	18,074
	CIMIC Group Ltd.	582,219	17,804
	Crown Resorts Ltd.	2,129,747	17,799

1

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Coca-Cola Amatil Ltd.	3,073,019	17,724
	Downer EDI Ltd.	3,611,935	17,205
	Bank of Queensland Ltd.	2,468,360	16,872
	WorleyParsons Ltd.	2,056,340	16,516
	Healthscope Ltd.	10,445,476	16,418
	Evolution Mining Ltd.	6,306,710	16,406
*	Xero Ltd.	544,053	16,121
	Qantas Airways Ltd.	3,916,327	15,977
	Star Entertainment Grp Ltd.	4,959,095	15,934
	REA Group Ltd.	302,143	15,764
	Orora Ltd.	7,243,616	15,681
	Charter Hall Group	2,865,753	14,984
	Link Administration Holdings Ltd.	3,069,774	14,650
	ALS Ltd.	2,951,280	14,101
	Iluka Resources Ltd.	2,540,357	13,650
	Qube Holdings Ltd.	7,511,396	13,446
	Reliance Worldwide Corp. Ltd.	4,265,343	13,372
	Magellan Financial Group Ltd.	789,054	13,093
	Ansell Ltd.	809,181	12,570
	Whitehaven Coal Ltd.	4,087,538	12,457
	AusNet Services	10,890,136	11,935
	OZ Minerals Ltd.	1,902,858	11,798
	DuluxGroup Ltd.	2,421,680	11,192
^	JB Hi-Fi Ltd.	686,009	10,702
	St. Barbara Ltd.	3,121,952	10,341
	Flight Centre Travel Group Ltd.	340,025	10,283
	Domino’s Pizza Enterprises Ltd.	357,780	10,249
	nib holdings Ltd.	2,777,197	10,182
	Beach Energy Ltd.	10,586,201	10,002
	Altium Ltd.	650,513	9,957
	carsales.com Ltd.	1,279,436	9,918
	Regis Resources Ltd.	2,892,126	9,850
^	Washington H Soul Pattinson & Co. Ltd.	558,416	9,793
	TPG Telecom Ltd.	2,153,565	9,769
	Cleanaway Waste Management Ltd.	8,223,237	9,644
	Steadfast Group Ltd.	4,965,974	9,625
	Costa Group Holdings Ltd.	1,827,349	9,557
*	Saracen Mineral Holdings Ltd.	4,558,092	9,424
^	Metcash Ltd.	5,427,886	9,375
	Pendal Group Ltd.	1,656,261	9,310
	Shopping Centres Australasia Property Group	5,124,967	9,207
	Mineral Resources Ltd.	833,848	9,092
*	NEXTDC Ltd.	2,060,158	8,876
	GrainCorp Ltd. Class A	1,368,361	8,838
*,^	Afterpay Touch Group Ltd.	1,004,660	8,788
	Nine Entertainment Co. Holdings Ltd.	8,620,352	8,387
	Adelaide Brighton Ltd.	2,773,477	8,349
*	Vocus Group Ltd.	3,566,244	8,043
*,2	Viva Energy Group Ltd.	6,264,620	7,950
	Seven Group Holdings Ltd.	793,770	7,936
	Independence Group NL	2,901,205	7,806
^	Harvey Norman Holdings Ltd.	3,474,287	7,733
	IOOF Holdings Ltd.	2,114,145	7,706
^	Corporate Travel Management Ltd.	499,225	7,542
	Bapcor Ltd.	1,777,229	7,378
	Nufarm Ltd.	1,721,628	7,228
	Sims Metal Management Ltd.	1,015,432	7,178
	BWP Trust	2,861,266	7,116
	Cromwell Property Group	10,146,054	7,078
^	Blackmores Ltd.	79,416	6,821
	IRESS Ltd.	819,809	6,426
	Charter Hall Retail REIT	1,983,362	6,259
	CSR Ltd.	3,143,360	6,223
	Navitas Ltd.	1,731,199	6,180

2

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
2	MYOB Group Ltd.	2,572,061	6,089
	Perpetual Ltd.	262,835	6,014
	Webjet Ltd.	756,008	5,850
	Breville Group Ltd.	763,531	5,735
	WiseTech Global Ltd.	457,336	5,452
	G8 Education Ltd.	2,730,436	5,444
	Appen Ltd.	597,054	5,402
*	Healius Ltd.	3,347,898	5,259
	Premier Investments Ltd.	488,526	5,065
	IDP Education Ltd.	722,276	5,023
*	Mayne Pharma Group Ltd.	9,070,640	4,950
	Monadelphous Group Ltd.	507,158	4,921
^	InvoCare Ltd.	664,188	4,821
*,^	Lynas Corp. Ltd.	4,295,528	4,799
^	Platinum Asset Management Ltd.	1,387,167	4,751
	National Storage REIT	3,805,689	4,705
	Charter Hall Long Wale REIT	1,547,780	4,668
*,^	Pilbara Minerals Ltd.	10,563,934	4,651
	Bega Cheese Ltd.	1,242,429	4,317
	Sandfire Resources NL	916,272	4,315
	Abacus Property Group	1,867,220	4,304
	GUD Holdings Ltd.	521,039	4,128
	Super Retail Group Ltd.	822,863	4,078
	Viva Energy REIT	2,565,123	4,066
	ARB Corp. Ltd.	383,425	4,054
	Growthpoint Properties Australia Ltd.	1,518,757	4,003
	Brickworks Ltd.	341,489	4,002
	Technology One Ltd.	865,772	3,758
*,^	Galaxy Resources Ltd.	2,357,079	3,602
	Aventus Retail Property Fund Ltd.	2,289,134	3,432
	Ausdrill Ltd.	4,025,924	3,374
	Elders Ltd.	669,209	3,333
	Tassal Group Ltd.	1,065,114	3,318
	Bingo Industries Ltd.	2,498,742	3,267
	Southern Cross Media Group Ltd.	4,561,822	3,231
*	Ardent Leisure Group Ltd.	3,069,760	3,200
	SmartGroup Corp. Ltd.	505,635	3,166
	IPH Ltd.	822,889	3,137
	Eclipx Group Ltd.	1,829,384	3,135
	Inghams Group Ltd.	1,075,234	3,128
	McMillan Shakespeare Ltd.	317,148	3,111
*,^	Orocobre Ltd.	1,342,096	3,053
	oOh!media Ltd.	1,264,130	3,048
	Ingenia Communities Group	1,372,789	2,901
	Credit Corp. Group Ltd.	216,789	2,866
	GWA Group Ltd.	1,458,522	2,858
	Pact Group Holdings Ltd.	1,152,060	2,816
	Aveo Group	2,494,823	2,812
*	Nanosonics Ltd.	1,392,057	2,785
	Charter Hall Education Trust	1,332,089	2,777
	Rural Funds Group	1,827,900	2,756
	Arena REIT	1,622,235	2,753
	Collins Foods Ltd.	631,150	2,748
	SpeedCast International Ltd.	1,291,463	2,649
*	Emeco Holdings Ltd.	1,839,888	2,629
	Resolute Mining Ltd.	3,212,617	2,616
	Centuria Industrial REIT	1,325,810	2,557
	Netwealth Group Ltd.	459,059	2,437
	NRW Holdings Ltd.	2,140,169	2,437
	Sigma Healthcare Ltd.	5,981,102	2,405
	Select Harvests Ltd.	550,275	2,366
*	Gold Road Resources Ltd.	5,058,169	2,319
	GDI Property Group	2,416,565	2,298
	Estia Health Ltd.	1,400,886	2,261

3

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Australian Pharmaceutical Industries Ltd.	2,294,930	2,232
	Western Areas Ltd.	1,544,605	2,174
*,^	Mesoblast Ltd.	2,572,072	2,140
	Domain Holdings Australia Ltd.	1,344,563	2,112
*,^	Syrah Resources Ltd.	1,952,726	2,071
*,^	Dacian Gold Ltd.	1,158,419	2,041
*	Bellamy’s Australia Ltd.	394,285	2,030
	Greencross Ltd.	524,312	2,008
	Genworth Mortgage Insurance Australia Ltd.	1,282,103	1,979
*	Seven West Media Ltd.	5,064,047	1,963
	Navigator Global Investments Ltd.	658,986	1,951
*	Australian Agricultural Co. Ltd.	2,489,755	1,929
	Hotel Property Investments	852,083	1,908
*	Starpharma Holdings Ltd.	2,223,603	1,859
*	Perseus Mining Ltd.	5,664,854	1,678
	Accent Group Ltd.	1,964,093	1,661
	HT&E Ltd.	1,481,534	1,650
*,^	Kidman Resources Ltd.	2,142,800	1,647
	SeaLink Travel Group Ltd.	533,827	1,598
	Automotive Holdings Group Ltd.	1,450,231	1,594
*,^	New Century Resources Ltd.	2,648,261	1,552
	OFX Group Ltd.	1,251,394	1,545
	Mount Gibson Iron Ltd.	4,002,518	1,509
	FlexiGroup Ltd.	1,556,440	1,487
	Regis Healthcare Ltd.	746,468	1,388
*	Senex Energy Ltd.	6,935,035	1,340
	SG Fleet Group Ltd.	615,846	1,326
*,^	Myer Holdings Ltd.	4,467,593	1,306
	Lovisa Holdings Ltd.	296,974	1,301
	Asaleo Care Ltd.	2,019,510	1,301
*	Village Roadshow Ltd.	665,456	1,270
	Cedar Woods Properties Ltd.	341,113	1,215
*	Infigen Energy	3,694,606	1,212
*,^	Liquefied Natural Gas Ltd.	3,307,629	1,200
*	Cardno Ltd.	1,626,106	1,145
	Japara Healthcare Ltd.	1,447,017	1,139
*	A2B Australia Ltd.	716,468	1,110
	Virtus Health Ltd.	337,681	1,049
*	Westgold Resources Ltd.	1,585,821	983
*,^	Superloop Ltd.	904,030	969
	MACA Ltd.	1,402,153	922
	ERM Power Ltd.	780,820	861
§	RCR Tomlinson Ltd.	1,377,503	844
*,^	Karoon Energy Ltd.	1,368,931	815
	WPP AUNZ Ltd.	2,028,371	814
*,^	Clean TeQ Holdings Ltd.	2,916,231	771
^	BWX Ltd.	622,872	693
*	Decmil Group Ltd.	1,144,603	556
	Vita Group Ltd.	726,449	540
^	Ainsworth Game Technology Ltd.	812,390	455
	NZME Ltd.	1,089,693	370
*	Cash Converters International Ltd.	2,163,915	358
	Reject Shop Ltd.	170,834	330
*,§	Quintis Ltd.	1,474,169	306
*,^	Blue Sky Alternative Investments Ltd.	410,267	230
*,§	BGP Holdings plc	7,179,555	—
			6,140,560
Austria (0.3%)
	Erste Group Bank AG	1,714,768	56,858
	OMV AG	846,159	36,954
	voestalpine AG	675,028	20,132
	Raiffeisen Bank International AG	777,976	19,852
	ANDRITZ AG	423,510	19,450
	Verbund AG	393,383	16,841

4

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Wienerberger AG	703,928	14,527
*	IMMOFINANZ AG	592,413	14,225
	CA Immobilien Anlagen AG	412,015	13,016
*,2	BAWAG Group AG	214,008	8,826
	Lenzing AG	80,215	7,312
	Oesterreichische Post AG	205,300	7,055
	Telekom Austria AG Class A	829,574	6,341
	UNIQA Insurance Group AG	637,473	5,742
	Vienna Insurance Group AG Wiener Versicherung Gruppe	223,293	5,183
	S IMMO AG	283,878	4,731
	Schoeller-Bleckmann Oilfield Equipment AG	66,074	4,336
	DO & CO AG	39,778	3,714
	Strabag SE	93,422	2,748
	EVN AG	180,437	2,607
	Flughafen Wien AG	59,277	2,347
	Palfinger AG	59,662	1,524
*	Zumtobel Group AG	163,313	1,329
*	Agrana Beteiligungs AG	64,466	1,183
^	Porr AG	55,117	1,098
	Kapsch TrafficCom AG	26,028	992
*,^	Semperit AG Holding	52,890	601
*,§	Strabag SE Rights Exp. 06/28/2021	87,956	131
			279,655
Belgium (0.9%)
	Anheuser-Busch InBev SA/NV	4,613,628	303,942
	KBC Group NV	1,630,238	104,888
	UCB SA	719,244	58,745
	Ageas	1,121,080	50,466
	Umicore SA	1,228,433	49,021
	Solvay SA Class A	414,951	41,496
	Groupe Bruxelles Lambert SA	434,046	37,824
	Proximus SADP	838,931	22,700
	Colruyt SA	318,127	22,689
	Ackermans & van Haaren NV	134,798	20,352
	Sofina SA	91,721	17,421
	Cofinimmo SA	134,035	16,666
	Warehouses De Pauw CVA	103,319	13,637
	Telenet Group Holding NV	289,075	13,446
	Elia System Operator SA/NV	187,941	12,554
	Aedifica SA	113,332	10,217
	Ontex Group NV	477,448	9,790
	KBC Ancora	220,875	9,419
	Euronav NV	978,041	6,966
	Melexis NV	115,968	6,749
	Befimmo SA	114,743	6,383
	Barco NV	55,747	6,313
	Gimv NV	109,636	5,891
	bpost SA	603,052	5,529
	D’ieteren SA/NV	134,838	5,086
*	Tessenderlo Chemie NV (Voting Shares)	150,763	5,025
	Bekaert SA	206,216	4,971
	Kinepolis Group NV	78,172	4,369
	Cie d’Entreprises CFE	41,742	4,132
*	AGFA-Gevaert NV	1,005,484	3,835
	Fagron	230,064	3,759
	Orange Belgium SA	169,458	3,349
^	Econocom Group SA/NV	747,486	2,489
	EVS Broadcast Equipment SA	70,981	1,883
*,^	Mithra Pharmaceuticals SA	78,309	1,794
*,^	Ion Beam Applications	120,426	1,779
	Wereldhave Belgium NV	11,769	1,108
	Van de Velde NV	35,294	1,035
^	Greenyard NV	77,723	650

5

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*,^	Nyrstar (Voting Shares)	502,324	330
			898,698
Canada (8.1%)
	Royal Bank of Canada	8,629,393	590,632
	Toronto-Dominion Bank	11,020,691	547,806
	Enbridge Inc.	11,919,688	370,286
	Bank of Nova Scotia	7,367,008	367,217
	Canadian National Railway Co. (Toronto Shares)	4,394,891	325,496
	Suncor Energy Inc.	9,785,483	273,308
	Bank of Montreal	3,850,093	251,531
^	Canadian Imperial Bank of Commerce	2,647,791	197,207
	Brookfield Asset Management Inc. Class A	5,060,517	193,940
^	TransCanada Corp.	5,419,538	193,527
	Nutrien Ltd.	3,658,713	171,841
	Canadian Natural Resources Ltd.	7,111,261	171,583
	Manulife Financial Corp.	11,875,738	168,498
	Canadian Pacific Railway Ltd.	849,902	150,806
	Alimentation Couche-Tard Inc. Class B	2,549,385	126,816
	Sun Life Financial Inc.	3,625,248	120,266
	Rogers Communications Inc. Class B	2,140,442	109,687
	Barrick Gold Corp.	6,960,926	93,971
*	CGI Group Inc. Class A	1,504,568	92,024
^	Pembina Pipeline Corp.	3,010,670	89,337
	Magna International Inc.	1,950,043	88,518
^	National Bank of Canada	2,010,644	82,550
	Fortis Inc.	2,454,053	81,808
	Franco-Nevada Corp.	1,093,871	76,704
	Constellation Software Inc.	119,234	76,321
^	Restaurant Brands International Inc.	1,417,814	74,069
	Waste Connections Inc. (Canadian Shares)	957,786	71,090
	Fairfax Financial Holdings Ltd.	160,978	70,865
	BCE Inc.	1,782,183	70,402
^	Teck Resources Ltd. Class B	3,021,571	65,048
	Intact Financial Corp.	828,122	60,168
*,^	Thomson Reuters Corp.	1,193,943	57,659
^	Agnico Eagle Mines Ltd.	1,393,506	56,242
	Wheaton Precious Metals Corp.	2,654,905	51,826
	Goldcorp Inc.	5,149,340	50,430
	Open Text Corp.	1,540,582	50,217
	Metro Inc.	1,439,540	49,918
	Loblaw Cos. Ltd.	1,112,905	49,817
	Shaw Communications Inc. Class B	2,628,611	47,578
	Dollarama Inc.	1,944,814	46,256
	Waste Connections Inc.	611,751	45,422
^	Cenovus Energy Inc.	6,107,179	42,945
	Power Corp. of Canada	2,298,642	41,302
	TELUS Corp.	1,185,274	39,286
*	Bausch Health Cos. Inc.	2,048,852	37,894
^	Canadian Tire Corp. Ltd. Class A	359,157	37,552
	Saputo Inc.	1,306,807	37,514
	Gildan Activewear Inc.	1,226,488	37,229
	Imperial Oil Ltd.	1,442,116	36,539
	SNC-Lavalin Group Inc.	1,044,933	35,147
	Great-West Lifeco Inc.	1,644,689	33,949
	Encana Corp.	5,766,390	33,284
	First Quantum Minerals Ltd.	4,062,826	32,855
	Inter Pipeline Ltd.	2,302,690	32,621
^	RioCan REIT	1,848,995	32,234
	CCL Industries Inc. Class B	870,728	31,928
	CAE Inc.	1,605,408	29,505
	Kirkland Lake Gold Ltd.	1,115,933	29,100
	George Weston Ltd.	427,542	28,201
*,^	Canopy Growth Corp.	1,049,706	28,150
^	Algonquin Power & Utilities Corp.	2,781,348	27,972

6

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
^,2	Hydro One Ltd.	1,876,901	27,840
^	Canadian Apartment Properties REIT	856,205	27,783
^	Power Financial Corp.	1,462,469	27,670
	Onex Corp.	500,755	27,272
	Cameco Corp.	2,352,038	26,670
	WSP Global Inc.	615,779	26,463
	H&R REIT	1,714,665	25,936
*	Kinross Gold Corp.	7,396,783	23,840
^	Keyera Corp.	1,239,851	23,440
*,^	Aurora Cannabis Inc.	4,570,449	22,698
	Methanex Corp.	459,866	22,117
	Empire Co. Ltd.	1,026,907	21,686
^	Ritchie Bros Auctioneers Inc.	648,011	21,198
	Industrial Alliance Insurance & Financial Services Inc.	654,394	20,885
*	BlackBerry Ltd.	2,899,003	20,619
	Parkland Fuel Corp.	781,444	20,229
	West Fraser Timber Co. Ltd.	395,738	19,549
	Allied Properties REIT	600,981	19,510
	Husky Energy Inc.	1,830,806	18,922
*	Bombardier Inc. Class B	12,617,047	18,761
^	Tourmaline Oil Corp.	1,506,167	18,733
	Toromont Industries Ltd.	470,548	18,702
^	PrairieSky Royalty Ltd.	1,408,005	18,224
^	CI Financial Corp.	1,412,329	17,877
	Finning International Inc.	1,017,265	17,734
^	Vermilion Energy Inc.	823,275	17,344
	TMX Group Ltd.	331,101	17,154
*	B2Gold Corp.	5,827,351	17,031
	SmartCentres REIT	726,870	16,415
	Canadian Utilities Ltd. Class A	708,695	16,259
^	AltaGas Ltd.	1,579,119	16,078
	Lundin Mining Corp.	3,764,331	15,551
	Stantec Inc.	704,898	15,444
*	Air Canada Class B	805,549	15,318
	Quebecor Inc. Class B	717,306	15,101
*	Canada Goose Holdings Inc.	334,774	14,635
*	Stars Group Inc.	884,485	14,603
	OceanaGold Corp.	3,762,583	13,725
*	Seven Generations Energy Ltd. Class A	1,656,236	13,515
	Yamana Gold Inc.	5,708,946	13,423
	Pan American Silver Corp.	897,838	13,107
	Atco Ltd.	463,231	13,101
	First Capital Realty Inc.	933,543	12,890
	TFI International Inc.	498,063	12,878
	Chartwell Retirement Residences	1,285,404	12,871
	Element Fleet Management Corp.	2,522,270	12,767
	FirstService Corp.	183,711	12,608
^	ARC Resources Ltd.	2,114,984	12,549
^	Capital Power Corp.	641,382	12,492
*	Descartes Systems Group Inc.	463,059	12,221
*	Great Canadian Gaming Corp.	344,762	12,089
^	Gibson Energy Inc.	872,665	11,941
	Choice Properties REIT	1,389,869	11,728
	Cott Corp.	839,137	11,685
	Colliers International Group Inc.	211,115	11,643
	Enerplus Corp.	1,471,117	11,444
^	IGM Financial Inc.	500,625	11,379
	Emera Inc.	348,938	11,172
	Granite REIT	284,966	11,107
^	Northland Power Inc.	697,085	11,080
*	Parex Resources Inc.	888,266	10,638
*	IAMGOLD Corp.	2,791,301	10,243
^	Canadian Western Bank	532,705	10,161
	Stella-Jones Inc.	348,841	10,121

7

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Boyd Group Income Fund	120,095	9,936
^	Crescent Point Energy Corp.	3,254,289	9,869
	Premium Brands Holdings Corp.	179,686	9,853
	Maple Leaf Foods Inc.	490,046	9,810
*	Turquoise Hill Resources Ltd.	5,944,302	9,797
	Dream Global REIT	1,093,264	9,530
^	Cominar REIT	1,136,401	9,323
	Linamar Corp.	277,277	9,201
*	Detour Gold Corp.	1,044,205	8,819
*	Pretium Resources Inc.	1,014,952	8,602
*	SSR Mining Inc.	710,446	8,587
*,^	MEG Energy Corp.	1,504,005	8,494
^	NFI Group Inc.	339,871	8,474
	Alamos Gold Inc. Class A	2,345,944	8,437
	Norbord Inc.	307,025	8,164
^	Osisko Gold Royalties Ltd.	920,885	8,074
^	Whitecap Resources Inc.	2,476,441	7,891
*	Kinaxis Inc.	155,497	7,506
^	Laurentian Bank of Canada	266,435	7,430
	TransAlta Corp.	1,797,534	7,360
^	Cineplex Inc.	392,922	7,322
*	Endeavour Mining Corp.	428,719	7,016
*,^	Aphria Inc.	1,201,979	6,911
^	Innergex Renewable Energy Inc.	733,403	6,737
^	Genworth MI Canada Inc.	225,333	6,635
	Hudbay Minerals Inc.	1,391,441	6,584
*	Tahoe Resources Inc.	1,805,222	6,572
	North West Co. Inc.	283,292	6,520
^	Boardwalk REIT	232,912	6,451
	BRP Inc.	249,048	6,447
*	Ivanhoe Mines Ltd.	3,671,842	6,374
	Winpak Ltd.	179,844	6,290
^	Superior Plus Corp.	876,594	6,216
	Transcontinental Inc. Class A	435,923	6,163
	Enerflex Ltd.	526,381	6,161
*	Celestica Inc.	695,960	6,097
	Pason Systems Inc.	440,511	5,902
	Dream Office REIT	353,143	5,766
*	Baytex Energy Corp.	3,238,514	5,717
^	Artis REIT	833,169	5,639
*,^	First Majestic Silver Corp.	944,558	5,549
*,^	NovaGold Resources Inc.	1,383,371	5,492
^	Russel Metals Inc.	351,222	5,488
	Enghouse Systems Ltd.	112,687	5,482
*	Centerra Gold Inc.	1,260,354	5,410
^	Mullen Group Ltd.	577,370	5,164
^	Northview Apartment REIT	287,760	5,160
*	Gran Tierra Energy Inc.	2,282,879	4,983
*,^	Home Capital Group Inc. Class B	471,546	4,974
^	Peyto Exploration & Development Corp.	950,520	4,929
*	ATS Automation Tooling Systems Inc.	466,929	4,922
	ShawCor Ltd.	403,341	4,898
*	Torex Gold Resources Inc.	504,662	4,802
^	ECN Capital Corp.	1,825,332	4,613
^	Secure Energy Services Inc.	889,690	4,568
*	Canfor Corp.	376,895	4,563
	Aecon Group Inc.	341,687	4,407
	TransAlta Renewables Inc.	565,785	4,298
^	Westshore Terminals Investment Corp.	271,135	4,087
*	SEMAFO Inc.	1,859,117	4,017
	Maxar Technologies Ltd.	335,971	4,014
	Martinrea International Inc.	496,208	3,947
^	Birchcliff Energy Ltd.	1,533,282	3,414
^	CES Energy Solutions Corp.	1,430,147	3,300

8

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
^	Hudson’s Bay Co.	595,849	3,182
*	Alacer Gold Corp.	1,719,684	3,174
	Cogeco Communications Inc.	65,833	3,172
*	Precision Drilling Corp.	1,687,268	2,929
*	Kelt Exploration Ltd.	853,288	2,900
*,^	Paramount Resources Ltd. Class A	550,446	2,895
*,^	NuVista Energy Ltd.	966,017	2,887
	Cascades Inc.	377,190	2,826
*,^	Sierra Wireless Inc.	202,405	2,718
^	TORC Oil & Gas Ltd.	844,019	2,702
*,^	Eldorado Gold Corp.	901,739	2,642
^	Ensign Energy Services Inc.	727,880	2,554
*	New Gold Inc.	3,239,423	2,491
	Fortis Inc. (New York Shares)	73,120	2,439
	Corus Entertainment Inc. Class B	686,566	2,394
	Dorel Industries Inc. Class B	156,720	2,025
^	Just Energy Group Inc.	545,573	1,802
^	First National Financial Corp.	89,136	1,793
*	China Gold International Resources Corp. Ltd.	1,323,082	1,531
*	Advantage Oil & Gas Ltd.	1,047,713	1,520
	Morguard REIT	147,286	1,230
*,^	Obsidian Energy Ltd.	2,838,724	1,060
	Canadian Pacific Railway Ltd. (New York Shares)	4,800	853
	Enbridge Inc. (New York Shares)	7,620	237
	CME Group Inc.	156	29
*	Osisko Gold Royalties Warrants Exp. 02/26/2019	3,963	—
			8,152,906
Denmark (1.4%)
	Novo Nordisk A/S Class B	10,175,582	467,335
	Vestas Wind Systems A/S	1,191,407	90,188
	Danske Bank A/S	3,955,529	78,527
	Coloplast A/S Class B	791,136	73,588
	DSV A/S	1,080,295	71,345
	Carlsberg A/S Class B	629,324	66,947
2	Orsted A/S	894,892	59,884
	Novozymes A/S	1,236,718	55,260
*	Genmab A/S	330,774	54,386
	Chr Hansen Holding A/S	585,115	51,939
	AP Moller - Maersk A/S Class B	35,113	44,170
	AP Moller - Maersk A/S Class A	30,286	35,933
	ISS A/S	1,104,628	30,926
	GN Store Nord A/S	805,311	30,174
	Pandora A/S	611,028	24,945
	Ambu A/S Class B	981,950	23,721
	Royal Unibrew A/S	302,837	20,924
*	William Demant Holding A/S	655,820	18,672
	Tryg A/S	728,387	18,371
	SimCorp A/S	237,859	16,313
	H Lundbeck A/S	355,572	15,650
	Jyske Bank A/S	392,233	14,201
	FLSmidth & Co. A/S	298,942	13,484
	Topdanmark A/S	250,843	11,707
	Rockwool International A/S Class B	37,923	9,917
	Sydbank A/S	393,539	9,384
	Dfds A/S	176,938	7,141
*	Nilfisk Holding A/S	160,948	5,722
	Schouw & Co. A/S	76,570	5,720
*	ALK-Abello A/S	37,860	5,598
2	Scandinavian Tobacco Group A/S	369,001	4,447
*,2	Netcompany Group A/S	124,769	4,219
	Spar Nord Bank A/S	496,269	3,984
*,^	Bavarian Nordic A/S	199,191	3,925
	Alm Brand A/S	399,415	3,061
*	Bang & Olufsen A/S	202,869	2,783

9

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	D/S Norden A/S	168,219	2,390
*,^	NKT A/S	156,796	2,144
	Matas A/S	181,039	1,614
	Solar A/S Class B	27,374	1,186
			1,461,825
Finland (1.2%)
	Nokia Oyj	33,477,430	194,341
*	Nordea Bank Abp (Stockholm Shares)	18,984,013	159,811
	Sampo Oyj Class A	2,933,843	130,027
	Kone Oyj Class B	2,331,780	111,323
	UPM-Kymmene Oyj	3,191,873	80,799
	Neste Oyj	829,342	64,210
	Fortum Oyj	2,583,206	56,545
	Wartsila Oyj Abp	2,732,701	43,622
	Stora Enso Oyj	3,357,282	38,923
	Elisa Oyj	859,874	35,615
	Amer Sports Oyj	690,142	30,341
	Nokian Renkaat Oyj	801,947	24,631
	Kesko Oyj Class B	404,862	21,850
	Orion Oyj Class B	609,375	21,200
^	Huhtamaki Oyj	558,330	17,277
	Metso Oyj	645,456	16,958
	Valmet Oyj	807,513	16,632
	Konecranes Oyj Class A	433,951	13,156
	Tieto Oyj	446,958	12,071
	Cargotec Oyj Class B	295,671	9,073
	DNA Oyj	364,269	7,124
	Outokumpu Oyj	1,828,554	6,665
	Metsa Board Oyj	1,037,063	6,092
	Kemira Oyj	522,375	5,893
^	YIT Oyj	952,608	5,577
	Sanoma Oyj	443,056	4,319
	Cramo Oyj	247,514	4,233
^	Citycon Oyj	2,249,363	4,161
*	Caverion Oyj	580,349	3,392
	Uponor Oyj	327,166	3,232
*	Outotec Oyj	829,238	2,906
	Finnair Oyj	327,294	2,659
	Ramirent Oyj	400,724	2,502
	Raisio Oyj	705,858	1,897
*	Nordea Bank Abp	200,344	1,669
	Oriola Oyj	723,442	1,641
	F-Secure Oyj	543,402	1,438
*,^	Stockmann Oyj Abp Class B	229,020	502
			1,164,307
France (8.2%)
^	TOTAL SA	15,054,390	794,046
	Sanofi	6,494,198	563,372
	LVMH Moet Hennessy Louis Vuitton SE	1,486,920	435,335
	Airbus SE	3,289,554	313,626
	BNP Paribas SA	6,479,957	292,640
	Danone SA	3,577,489	252,151
	AXA SA	11,511,463	248,440
	L’Oreal SA	1,073,113	245,555
	Safran SA	1,981,299	237,627
	Air Liquide SA (Prime de fidelite)	1,905,507	236,618
	Vinci SA	2,780,687	228,662
	Kering SA	444,314	208,147
	Pernod Ricard SA	1,266,857	207,917
	Schneider Electric SE	3,061,941	207,696
	EssilorLuxottica SA	1,524,591	193,254
	Orange SA	11,483,259	186,095
	Engie SA	9,815,620	141,030
	Vivendi SA	5,739,851	139,119

10

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Societe Generale SA	4,333,847	137,403
	Cie Generale des Etablissements Michelin SCA	1,055,406	103,881
	Hermes International	184,207	102,338
	Cie de Saint-Gobain	2,949,205	97,903
	Dassault Systemes SE	790,787	93,930
	Capgemini SE	933,112	92,812
	Legrand SA	1,593,228	90,069
	L’Oreal SA Loyalty Line	368,925	84,419
	Air Liquide SA	605,982	75,248
	Credit Agricole SA	6,835,225	73,564
	Publicis Groupe SA	1,260,896	71,943
	Thales SA	597,370	69,807
	Peugeot SA	3,253,279	69,385
	Renault SA	1,100,185	68,534
	Veolia Environnement SA	2,981,176	61,052
	Carrefour SA	3,348,594	57,217
	TechnipFMC plc	2,748,365	55,289
	Teleperformance	341,334	54,603
	STMicroelectronics NV	3,800,969	53,873
	Edenred	1,420,793	52,326
	Accor SA	1,214,207	51,633
	Sodexo SA	489,048	50,155
	Atos SE	552,327	45,255
	Bouygues SA	1,222,023	43,881
	Electricite de France SA	2,750,497	43,532
	SCOR SE	941,673	42,334
	Valeo SA	1,421,159	41,449
*	Ubisoft Entertainment SA	508,217	40,943
	Gecina SA	312,011	40,390
	SES SA Class A	2,103,203	40,268
	Eiffage SA	450,610	37,674
	Alstom SA	921,536	37,225
	Arkema SA	431,256	37,023
	Klepierre SA	1,194,244	36,907
	Getlink SE	2,727,969	36,657
	Bureau Veritas SA	1,641,459	33,449
	Aeroports de Paris	168,674	31,985
	Suez	2,191,534	29,000
	Orpea	269,441	27,520
	Rubis SCA	510,680	27,461
	Ipsen SA	205,342	26,569
	Eurofins Scientific SE	66,906	24,988
2	Euronext NV	417,744	24,069
	Natixis SA	5,036,201	23,753
	Bollore SA	5,847,001	23,442
	Ingenico Group SA	373,443	21,184
	SEB SA	162,665	21,023
	Covivio	214,768	20,721
	Wendel SA	170,163	20,412
	CNP Assurances	955,820	20,289
	Iliad SA	144,534	20,284
	Eurazeo SE	285,008	20,178
	Eutelsat Communications SA	1,015,414	20,005
	Rexel SA	1,836,950	19,567
	Dassault Aviation SA	13,872	19,238
2	Amundi SA	346,261	18,307
	Lagardere SCA	706,496	17,829
	Remy Cointreau SA	149,487	16,944
	Faurecia SA	441,989	16,677
	BioMerieux	248,425	16,386
	Societe BIC SA	156,905	16,029
	ICADE	194,148	14,797
	Alten SA	174,872	14,580
	Sartorius Stedim Biotech	142,967	14,314

11

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
^	Casino Guichard Perrachon SA	336,808	14,026
*	Air France-KLM	1,276,765	13,865
	Elis SA (London Shares)	791,586	13,197
	JCDecaux SA	436,569	12,265
	Nexity SA	262,248	11,840
*,2	Worldline SA	237,266	11,474
	Altran Technologies SA	1,382,901	11,115
	Imerys SA	217,409	10,448
	Gaztransport Et Technigaz SA	132,406	10,182
	Korian SA	281,016	10,002
^	SPIE SA	722,009	9,586
2	Elior Group SA	620,503	9,285
	Cie Plastic Omnium SA	343,866	7,936
	Sopra Steria Group	85,897	7,936
*	Fnac Darty SA	107,887	7,056
	Metropole Television SA	386,279	6,214
*	Rothschild & Co.	170,024	6,009
*	CGG SA	4,490,194	5,925
*	SOITEC	102,273	5,919
2	ALD SA	484,443	5,769
2	Europcar Mobility Group	607,445	5,473
	Neopost SA	198,535	5,420
	IPSOS	220,595	5,190
	Mercialys SA	362,975	4,979
	Altarea SCA	26,173	4,971
	Television Francaise 1	607,863	4,930
2	Maisons du Monde SA	255,652	4,895
	Coface SA	532,390	4,839
	Nexans SA	171,958	4,795
	Trigano SA	47,744	4,410
	Vicat SA	88,518	4,205
^	Tarkett SA	188,422	3,781
	Electricite de France SA (Prime de fidelite)	229,038	3,625
	Eramet	51,906	3,582
*,^	Vallourec SA	1,855,381	3,457
*,^	Genfit	170,899	3,397
	Albioma SA	152,713	3,309
	Carmila SA	178,626	3,307
*	Virbac SA	24,999	3,253
	Akka Technologies	60,795	3,078
*	Sodexo SA - PRIME FIDELITE 2023	28,542	2,927
	Beneteau SA	216,130	2,842
	Bonduelle SCA	84,233	2,737
	FFP	29,191	2,682
	Interparfums SA	68,893	2,663
	Derichebourg SA	572,747	2,621
*,^	Technicolor SA	2,065,458	2,257
	LISI	95,134	2,235
	Mersen SA	80,904	2,173
*,2	SMCP SA	139,081	2,145
	Vilmorin & Cie SA	32,453	2,101
*,^,2	X-Fab Silicon Foundries SE	393,418	1,918
*,^	DBV Technologies SA	147,396	1,815
	Guerbet	29,414	1,771
	Manitou BF SA	68,773	1,763
^	Rallye SA	137,638	1,421
	GL Events	71,396	1,409
	Jacquet Metal Service SA	68,773	1,222
*	Pharmagest Inter@ctive	20,431	1,196
*	Etablissements Maurel et Prom	301,678	1,116
	Synergie SA	36,002	1,008
	AKWEL	50,714	935
*,^	Bourbon Corp.	230,367	906
	Groupe Crit	14,699	892

12

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Boiron SA	15,337	860
	Haulotte Group SA	71,536	723
*	Stallergenes Greer plc	20,780	673
	Esso SA Francaise	12,846	475
	Union Financiere de France BQE SA	17,333	407
			8,266,090
Germany (7.2%)
	SAP SE	5,799,527	575,602
	Siemens AG	4,592,330	512,512
	Allianz SE	2,526,085	507,631
	Bayer AG	5,591,695	388,896
	BASF SE	5,479,065	381,637
	Deutsche Telekom AG	19,317,383	328,333
	Daimler AG	5,152,559	271,617
	adidas AG	1,129,948	236,147
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	891,221	194,374
	Volkswagen AG Preference Shares	1,099,628	175,342
	Deutsche Post AG	5,817,151	158,862
	Bayerische Motoren Werke AG	1,912,805	155,138
	Vonovia SE	3,104,524	139,949
	Infineon Technologies AG	6,775,760	135,662
	Deutsche Boerse AG	1,117,594	133,614
	E.ON SE	12,978,997	128,120
	Fresenius SE & Co. KGaA	2,428,705	117,389
	Henkel AG & Co. KGaA Preference Shares	1,051,244	114,826
	Wirecard AG	690,930	104,159
	Deutsche Bank AG	12,264,354	97,811
	Deutsche Wohnen SE	2,122,906	97,019
	Continental AG	647,735	90,188
	Fresenius Medical Care AG & Co. KGaA	1,270,505	82,356
	Merck KGaA	773,080	79,575
	RWE AG	3,170,676	69,057
	Beiersdorf AG	596,702	62,238
	Henkel AG & Co. KGaA	599,069	58,962
	MTU Aero Engines AG	308,558	56,035
	HeidelbergCement AG	888,167	54,443
	Porsche Automobil Holding SE Preference Shares	915,754	53,858
	Symrise AG	723,453	53,603
2	Covestro AG	1,051,815	52,091
	Hannover Rueck SE	358,177	48,272
	thyssenkrupp AG	2,788,231	47,896
*	QIAGEN NV	1,307,583	44,681
*	Commerzbank AG	6,220,775	41,307
	Brenntag AG	928,003	40,507
	LEG Immobilien AG	377,225	39,356
*,2	Siemens Healthineers AG	839,861	35,095
*	Aroundtown SA	3,977,950	33,001
	Deutsche Lufthansa AG	1,409,363	31,828
	United Internet AG	693,477	30,353
	Volkswagen AG	188,931	30,224
	Uniper SE	1,168,168	30,134
2	Scout24 AG	643,794	29,537
	GEA Group AG	995,980	25,642
	Sartorius AG Preference Shares	203,735	25,356
	LANXESS AG	542,635	24,948
	Evonik Industries AG	990,667	24,728
	ProSiebenSat.1 Media SE	1,377,830	24,517
	Bayerische Motoren Werke AG Preference Shares	341,911	24,382
*,2	Delivery Hero SE	652,688	24,367
	HUGO BOSS AG	389,185	23,991
	Puma SE	48,912	23,916
*	Knorr-Bremse AG	257,231	23,171
	OSRAM Licht AG	529,142	23,028
	Rheinmetall AG	257,188	22,807

13

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	KION Group AG	422,403	21,481
*,2	Zalando SE	819,609	21,177
	K&S AG	1,142,566	20,662
*	MorphoSys AG	189,733	19,370
	Fuchs Petrolub SE Preference Shares	437,919	18,105
2	Innogy SE Ordinary Shares	381,871	17,832
	Carl Zeiss Meditec AG	220,838	17,232
	TAG Immobilien AG	754,080	17,176
	HOCHTIEF AG	119,500	16,139
	Telefonica Deutschland Holding AG	3,999,778	15,743
	METRO AG	1,014,711	15,614
*	Evotec AG	781,297	15,495
	Fraport AG Frankfurt Airport Services Worldwide	213,950	15,312
*	Innogy SE	358,996	15,279
	Freenet AG	782,298	15,219
	Axel Springer SE	268,439	15,209
	Grand City Properties SA	664,519	14,443
	1&1 Drillisch AG	277,651	14,180
	TLG Immobilien AG	511,549	14,152
	alstria office REIT-AG	979,787	13,718
	GRENKE AG	156,922	13,385
	Bechtle AG	168,009	13,087
	CTS Eventim AG & Co. KGaA	334,866	12,505
	Gerresheimer AG	189,106	12,426
	RTL Group SA	229,706	12,310
*	Dialog Semiconductor plc	464,494	12,037
	Nemetschek SE	107,609	11,838
	Rational AG	20,068	11,404
	MAN SE	110,523	11,403
	Aareal Bank AG	367,595	11,350
	Hella GmbH & Co. KGaA	270,058	10,816
	Aurubis AG	217,443	10,775
	Software AG	296,530	10,712
	Duerr AG	296,873	10,456
	Siltronic AG	124,569	10,364
	Norma Group SE	193,407	9,588
	Stabilus SA	150,067	9,438
	Deutsche EuroShop AG	324,264	9,436
	Fielmann AG	149,976	9,288
2	ADO Properties SA	175,000	9,104
*,2	Rocket Internet SE	386,055	8,918
	TUI AG	619,858	8,749
	Wacker Chemie AG	90,420	8,219
*	Jenoptik AG	307,783	8,025
	Jungheinrich AG Preference Shares	295,393	7,742
	Talanx AG	222,375	7,594
2	Deutsche Pfandbriefbank AG	754,994	7,549
	Stroeer SE & Co. KGaA	152,795	7,406
	FUCHS PETROLUB SE	179,118	7,194
	Leoni AG	199,397	6,972
	Salzgitter AG	232,361	6,781
	Krones AG	87,695	6,758
	CANCOM SE	202,284	6,639
	CompuGroup Medical SE	135,384	6,249
*,^	AIXTRON SE	638,454	6,189
	Sixt SE	74,422	5,944
	Suedzucker AG	456,515	5,916
	Sixt SE Preference Shares	106,436	5,861
	RWE AG Preference Shares	258,241	5,577
*,2	DWS Group GmbH & Co. KGaA	207,894	5,570
	S&T AG	298,765	5,408
	DMG Mori AG	108,775	5,399
	Bilfinger SE	182,298	5,323
*	zooplus AG	36,976	5,068

14

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Pfeiffer Vacuum Technology AG	39,609	4,943
2	Befesa SA	114,231	4,903
	PATRIZIA Immobilien AG	255,861	4,889
	Indus Holding AG	105,389	4,717
	Washtec AG	64,372	4,455
	XING SE	16,226	4,421
	Deutz AG	696,577	4,104
2	Hapag-Lloyd AG	158,038	4,058
*	Hypoport AG	23,034	3,907
	RIB Software SE	284,385	3,877
	Schaeffler AG Preference Shares	448,223	3,818
	CECONOMY AG	1,053,325	3,799
	KWS Saat SE	11,958	3,549
	Koenig & Bauer AG	82,846	3,476
*	Nordex SE	367,623	3,192
	Biotest AG Preference Shares	114,534	3,090
	Takkt AG	191,617	3,000
	Kloeckner & Co. SE	415,149	2,866
	RHOEN-KLINIKUM AG	113,221	2,864
	Wacker Neuson SE	149,379	2,822
	Hamburger Hafen und Logistik AG	140,330	2,782
*	Varta AG	95,396	2,732
	DIC Asset AG	261,303	2,723
*,^	Heidelberger Druckmaschinen AG	1,467,462	2,655
*	Isra Vision AG	93,392	2,593
	Vossloh AG	53,124	2,583
	Deutsche Beteiligungs AG	64,555	2,487
	Diebold Nixdorf AG	37,747	2,482
	Hornbach Holding AG & Co. KGaA	49,494	2,336
	Draegerwerk AG & Co. KGaA Preference Shares	42,177	2,246
	Bertrandt AG	26,612	2,094
*	Corestate Capital Holding SA	59,538	2,061
	Wuestenrot & Wuerttembergische AG	111,381	2,049
*	SGL Carbon SE	292,491	2,040
	BayWa AG	83,175	1,967
	VTG AG	33,983	1,905
	comdirect bank AG	157,574	1,847
*,2	Tele Columbus AG	554,921	1,831
	ElringKlinger AG	156,801	1,223
	Draegerwerk AG & Co. KGaA	20,836	986
	SMA Solar Technology AG	49,271	934
	Hornbach Baumarkt AG	41,780	816
	CropEnergies AG	107,543	557
	H&R GmbH & Co. KGaA	66,563	466
			7,279,545
Hong Kong (3.3%)
	AIA Group Ltd.	72,400,320	601,416
	Hong Kong Exchanges & Clearing Ltd.	7,423,200	214,594
	CK Hutchison Holdings Ltd.	16,023,852	153,800
	Link REIT	12,622,437	127,963
	Sun Hung Kai Properties Ltd.	8,498,361	121,285
	CK Asset Holdings Ltd.	16,101,502	117,808
	CLP Holdings Ltd.	9,838,424	111,183
	Hong Kong & China Gas Co. Ltd.	53,556,568	110,651
	Hang Seng Bank Ltd.	4,334,384	97,096
	Jardine Matheson Holdings Ltd.	1,259,042	87,666
	Galaxy Entertainment Group Ltd.	12,808,682	80,908
	BOC Hong Kong Holdings Ltd.	21,473,211	79,703
	Sands China Ltd.	14,364,418	62,643
	Power Assets Holdings Ltd.	7,871,163	54,684
	China Mengniu Dairy Co. Ltd.	16,113,845	50,139
	New World Development Co. Ltd.	34,286,688	45,285
	MTR Corp. Ltd.	8,452,882	44,486
	Hongkong Land Holdings Ltd.	6,967,974	43,927

15

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Wharf Real Estate Investment Co. Ltd.	7,281,106	43,548
	Jardine Strategic Holdings Ltd.	1,087,124	39,858
	Techtronic Industries Co. Ltd.	7,475,301	39,669
2	WH Group Ltd.	50,128,771	38,501
	Henderson Land Development Co. Ltd.	7,006,797	34,873
	Sino Land Co. Ltd.	18,653,575	31,959
	Swire Pacific Ltd. Class A	3,019,331	31,878
	CK Infrastructure Holdings Ltd.	3,748,805	28,370
	Wheelock & Co. Ltd.	4,853,032	27,783
	AAC Technologies Holdings Inc.	4,156,713	23,987
	Bank of East Asia Ltd.	7,394,254	23,451
	Want Want China Holdings Ltd.	33,311,109	23,307
	Hang Lung Properties Ltd.	12,101,662	23,002
	Swire Properties Ltd.	6,284,118	22,080
2	Samsonite International SA	7,715,987	21,920
	Wharf Holdings Ltd.	7,348,699	19,159
	Wynn Macau Ltd.	8,701,313	18,942
	Vitasoy International Holdings Ltd.	4,921,061	18,733
	Hysan Development Co. Ltd.	3,765,020	17,904
	ASM Pacific Technology Ltd.	1,852,620	17,886
	NWS Holdings Ltd.	8,598,764	17,656
	Dairy Farm International Holdings Ltd.	1,801,943	16,333
*,^	Semiconductor Manufacturing International Corp.	18,421,572	16,061
	Hopewell Holdings Ltd.	3,436,687	15,113
	Tingyi Cayman Islands Holding Corp.	11,247,363	15,064
	PCCW Ltd.	25,103,638	14,455
	Yue Yuen Industrial Holdings Ltd.	4,336,269	13,882
	Hang Lung Group Ltd.	5,420,090	13,819
^	Minth Group Ltd.	4,257,778	13,740
	Sun Art Retail Group Ltd.	13,465,465	13,693
	Xinyi Glass Holdings Ltd.	11,972,622	13,226
	Kerry Properties Ltd.	3,570,266	12,186
	SJM Holdings Ltd.	11,200,465	10,406
	PRADA SPA	3,072,655	10,138
	Shangri-La Asia Ltd.	6,738,920	9,948
	NagaCorp Ltd.	9,060,432	9,735
	Melco International Development Ltd.	4,743,639	9,619
	Swire Pacific Ltd. Class B	5,681,318	9,496
	Fortune REIT	8,177,044	9,386
^,2	BOC Aviation Ltd.	1,269,207	9,365
	VTech Holdings Ltd.	1,013,925	8,410
	Champion REIT	11,489,568	7,861
	IGG Inc.	5,412,937	7,423
	MGM China Holdings Ltd.	4,342,983	7,250
	Nexteer Automotive Group Ltd.	4,863,943	6,933
	Great Eagle Holdings Ltd.	1,606,688	6,885
	Xinyi Solar Holdings Ltd.	19,008,196	6,702
	SITC International Holdings Co. Ltd.	7,000,863	6,599
	HKBN Ltd.	4,153,252	6,297
	Hongkong & Shanghai Hotels Ltd.	4,427,014	6,273
	China Goldjoy Group Ltd.	96,711,219	5,909
*	MMG Ltd.	13,613,883	5,849
^	United Energy Group Ltd.	37,203,171	5,803
	Uni-President China Holdings Ltd.	6,583,968	5,701
	Luk Fook Holdings International Ltd.	1,986,780	5,670
	Li & Fung Ltd.	34,505,386	5,444
	First Pacific Co. Ltd.	13,733,867	5,320
	Chow Tai Fook Jewellery Group Ltd.	6,287,573	5,234
	Cafe de Coral Holdings Ltd.	2,112,109	5,115
	Cathay Pacific Airways Ltd.	3,568,272	5,078
	L’Occitane International SA	2,664,914	4,850
	Kerry Logistics Network Ltd.	3,201,862	4,757
	Towngas China Co. Ltd.	6,212,958	4,603
	Haitong International Securities Group Ltd.	14,521,461	4,554

16

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Pacific Basin Shipping Ltd.	23,900,148	4,553
	Shougang Fushan Resources Group Ltd.	21,933,315	4,451
	Dah Sing Financial Holdings Ltd.	895,124	4,426
	Shui On Land Ltd.	19,791,514	4,407
	Lifestyle International Holdings Ltd.	2,902,383	4,400
	Sunlight REIT	6,561,365	4,208
	Yuexiu REIT	6,488,202	4,159
	Johnson Electric Holdings Ltd.	1,972,475	4,023
	Dah Sing Banking Group Ltd.	2,219,092	3,918
	China Travel International Investment Hong Kong Ltd.	14,514,841	3,873
	Value Partners Group Ltd.	5,535,807	3,844
	Mandarin Oriental International Ltd.	1,780,709	3,631
	K Wah International Holdings Ltd.	7,612,451	3,616
	Man Wah Holdings Ltd.	8,712,315	3,497
	Shun Tak Holdings Ltd.	10,289,451	3,232
	Television Broadcasts Ltd.	1,691,799	3,204
	Gemdale Properties & Investment Corp. Ltd.	33,423,776	3,157
	Lai Sun Development Co. Ltd.	1,901,661	3,108
	Giordano International Ltd.	6,471,213	3,053
	Chinese Estates Holdings Ltd.	2,804,553	3,042
	CITIC Telecom International Holdings Ltd.	8,465,595	2,971
	Guotai Junan International Holdings Ltd.	17,965,667	2,889
*,^,2	Razer Inc.	20,969,723	2,815
	CP Pokphand Co. Ltd.	32,480,384	2,776
	Hutchison Telecommunications Hong Kong Holdings Ltd.	7,408,533	2,768
	Prosperity REIT	6,713,063	2,575
	Far East Consortium International Ltd.	5,918,763	2,553
	Road King Infrastructure Ltd.	1,427,105	2,537
2	FIT Hon Teng Ltd.	5,832,814	2,525
	Microport Scientific Corp.	2,558,904	2,520
^,2	Xiabuxiabu Catering Management China Holdings Co. Ltd.	1,609,509	2,516
	Pacific Textiles Holdings Ltd.	2,813,430	2,500
	SmarTone Telecommunications Holdings Ltd.	2,174,348	2,411
	SA Sa International Holdings Ltd.	6,170,431	2,331
*	Agritrade Resources Ltd.	13,290,000	2,288
^	Pou Sheng International Holdings Ltd.	11,808,071	2,277
*,^	Esprit Holdings Ltd.	10,814,690	2,160
^	Canvest Environmental Protection Group Co. Ltd.	4,034,821	2,117
	Dynam Japan Holdings Co. Ltd.	1,755,081	2,107
	HKR International Ltd.	4,325,405	2,037
*,^	HC Group Inc.	3,476,594	2,009
^	Spring REIT	4,538,430	2,007
	Huabao International Holdings Ltd.	4,654,030	1,973
	Chow Sang Sang Holdings International Ltd.	1,303,542	1,937
^	Nan Hai Corp. Ltd.	73,194,853	1,865
*,^,§	Town Health International Medical Group Ltd.	20,414,000	1,799
*	FIH Mobile Ltd.	17,035,100	1,787
*	COFCO Meat Holdings Ltd.	9,479,876	1,748
*	NewOcean Energy Holdings Ltd.	5,288,518	1,728
	Liu Chong Hing Investment Ltd.	1,071,195	1,662
2	IMAX China Holding Inc.	626,010	1,661
*,^	Global Brands Group Holding Ltd.	36,208,662	1,640
	Macau Legend Development Ltd.	9,228,847	1,601
	Sun Hung Kai & Co. Ltd.	3,373,891	1,594
^	China Harmony New Energy Auto Holding Ltd.	4,084,318	1,536
^,2	Crystal International Group Ltd.	3,000,288	1,522
^	United Laboratories International Holdings Ltd.	2,867,654	1,519
^,2	Regina Miracle International Holdings Ltd.	1,936,993	1,502
	Goodbaby International Holdings Ltd.	4,581,542	1,439
*,^	China LNG Group Ltd.	9,303,799	1,415
*,§	Convoy Global Holdings Ltd.	62,200,399	1,327
	Inspur International Ltd.	3,052,253	1,319
*,^	GCL New Energy Holdings Ltd.	33,994,541	1,285
	Ju Teng International Holdings Ltd.	4,567,147	1,234

17

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Texwinca Holdings Ltd.	3,719,015	1,219
*,^	Digital Domain Holdings Ltd.	88,612,403	1,165
	Singamas Container Holdings Ltd.	8,626,229	1,151
*,^	Truly International Holdings Ltd.	9,135,276	1,109
*,^	Panda Green Energy Group Ltd.	18,734,314	1,104
*,^	We Solutions Ltd.	16,909,041	1,075
*	Anton Oilfield Services Group	10,742,652	1,071
	Lee’s Pharmaceutical Holdings Ltd.	1,502,214	1,058
	Emperor Capital Group Ltd.	22,734,249	1,030
*,^	Lifestyle China Group Ltd.	2,624,750	907
2	CGN New Energy Holdings Co. Ltd.	6,478,299	892
*	Beijing Enterprises Medical & Health Group Ltd.	28,203,608	830
*	G-Resources Group Ltd.	128,983,837	808
*	China Financial International Investments Ltd.	38,043,281	738
*,^	Hong Kong Television Network Ltd.	2,026,385	724
*	New World Department Store China Ltd.	3,151,539	696
*	Honghua Group Ltd.	12,907,067	675
	TPV Technology Ltd.	4,255,610	653
*,^	KuangChi Science Ltd.	10,027,510	641
*	New Sports Group Ltd.	9,379,613	562
	EVA Precision Industrial Holdings Ltd.	6,277,277	561
*	China Strategic Holdings Ltd.	85,394,224	556
*,^	China Silver Group Ltd.	5,674,857	537
	Shenwan Hongyuan HK Ltd.	2,523,758	534
^	Yip’s Chemical Holdings Ltd.	1,760,790	521
	Henderson Investment Ltd.	6,014,837	509
	Emperor Watch & Jewellery Ltd.	17,347,004	508
*	Sunshine Oilsands Ltd.	25,118,287	493
*	CST Group Ltd.	156,679,387	461
*,^	China LotSynergy Holdings Ltd.	40,182,637	411
	BOE Varitronix Ltd.	1,343,084	391
	Chong Hing Bank Ltd.	222,430	377
*	Technovator International Ltd.	2,925,938	348
	China Baoli Technologies Holdings Ltd.	10,789,643	339
	Parkson Retail Group Ltd.	4,475,123	319
*,^	Future World Financial Holdings Ltd.	47,774,251	316
	Freeman FinTech Corp. Ltd.	6,124,671	290
*,§	Brightoil Petroleum Holdings Ltd.	10,098,301	258
*	Mei Ah Entertainment Group Ltd.	6,639,482	190
*	Silver Base Group Holdings Ltd.	2,099,175	123
*	Good Resources Holdings Ltd.	2,804,532	70
*	Sincere Watch Hong Kong Ltd.	6,574,937	69
*	Xinchen China Power Holdings Ltd.	993,196	55
	Qianhai Health Holdings Ltd.	1,659,793	54
*	New Provenance Everlasting Holdings Ltd.	11,582,816	44
*	Yanchang Petroleum International Ltd.	3,690,000	31
*	Sino Oil And Gas Holdings Ltd.	2,571,378	31
			3,340,976
Ireland (0.2%)
	Kerry Group plc Class A	871,566	86,305
	Kingspan Group plc	893,896	38,319
	Bank of Ireland Group plc	5,499,256	30,585
	Glanbia plc	1,184,405	22,242
	AIB Group plc	4,692,176	19,786
	Green REIT plc	4,150,274	6,418
	Dalata Hotel Group plc	1,163,548	6,313
	C&C Group plc	1,900,382	5,943
	Hibernia REIT plc	4,140,507	5,935
*	Cairn Homes plc	4,156,124	5,094
	Irish Continental Group plc	965,314	4,701
	Origin Enterprises plc	705,683	4,625
*	Permanent TSB Group Holdings plc	690,650	1,198
*	Cairn Homes plc Dublin Shares	184,414	228

18

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*,§	Irish Bank Resolution Corp. Ltd.	257,065	—
			237,692
Israel (0.5%)
*	Teva Pharmaceutical Industries Ltd.	5,386,543	82,859
	Bank Leumi Le-Israel BM	8,967,022	54,206
	Bank Hapoalim BM	6,531,190	41,304
*	Nice Ltd.	371,494	40,248
	Israel Chemicals Ltd.	4,130,992	23,489
	Israel Discount Bank Ltd. Class A	7,124,761	21,985
	Elbit Systems Ltd.	141,840	16,282
	Mizrahi Tefahot Bank Ltd.	788,004	13,309
	Bezeq The Israeli Telecommunication Corp. Ltd.	12,341,874	12,044
	Azrieli Group Ltd.	223,348	10,685
	Paz Oil Co. Ltd.	63,415	9,564
*	Tower Semiconductor Ltd.	588,600	8,842
	First International Bank Of Israel Ltd.	305,176	6,406
	Israel Corp. Ltd.	21,912	5,828
	Alony Hetz Properties & Investments Ltd.	617,819	5,775
	Strauss Group Ltd.	237,681	5,397
*	Airport City Ltd.	421,734	5,184
	Delek Group Ltd.	30,584	4,393
	Shufersal Ltd.	654,513	4,303
	Harel Insurance Investments & Financial Services Ltd.	644,674	4,231
	Oil Refineries Ltd.	8,807,226	4,206
	Melisron Ltd.	96,689	4,036
	Reit 1 Ltd.	1,039,350	3,844
	Gazit-Globe Ltd.	538,985	3,752
	Phoenix Holdings Ltd.	723,514	3,673
*	Nova Measuring Instruments Ltd.	160,212	3,621
	Amot Investments Ltd.	715,522	3,468
*	Clal Insurance Enterprises Holdings Ltd.	230,516	3,243
*	Jerusalem Oil Exploration	51,021	2,877
*	Partner Communications Co. Ltd.	547,031	2,677
*	Jerusalem Economy Ltd.	957,026	2,461
	Electra Ltd.	9,573	2,293
	IDI Insurance Co. Ltd.	44,712	2,289
*	Shikun & Binui Ltd.	1,303,330	2,210
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	42,025	2,163
	Shapir Engineering and Industry Ltd.	685,858	2,111
	Matrix IT Ltd.	189,738	2,098
*	Cellcom Israel Ltd. (Registered)	332,800	1,966
	Hilan Ltd.	76,456	1,797
	Sella Capital Real Estate Ltd.	1,074,829	1,689
	Migdal Insurance & Financial Holding Ltd.	1,919,311	1,633
*	Gilat Satellite Networks Ltd.	174,451	1,614
*	Africa Israel Properties Ltd.	70,637	1,580
	Bayside Land Corp.	3,618	1,541
	Formula Systems 1985 Ltd.	40,749	1,509
	Big Shopping Centers Ltd.	26,422	1,481
*	Teva Pharmaceutical Industries Ltd. ADR	95,578	1,474
	Kenon Holdings Ltd.	91,257	1,373
*	Brack Capital Properties NV	14,032	1,335
	Menora Mivtachim Holdings Ltd.	125,056	1,328
	Delta Galil Industries Ltd.	50,957	1,259
*	Naphtha Israel Petroleum Corp. Ltd.	190,342	1,215
	AudioCodes Ltd.	107,239	1,063
*	Allot Communications Ltd.	165,766	994
	Delek Automotive Systems Ltd.	208,748	822
*	Kamada Ltd.	148,777	745
	Norstar Holdings Inc.	48,272	471
	Property & Building Corp. Ltd.	5,883	439
*	B Communications Ltd.	58,325	343
*	Evogene Ltd.	125,420	259

19

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Ormat Technologies Inc.	1	—
			455,286
Italy (2.2%)
	Enel SPA	46,538,068	269,793
	Eni SPA	14,983,760	236,702
	Intesa Sanpaolo SPA (Registered)	90,484,047	201,474
	UniCredit SPA	13,374,977	151,497
	Assicurazioni Generali SPA	7,748,497	129,508
*	Fiat Chrysler Automobiles NV	6,600,007	95,161
	Ferrari NV	750,582	74,686
	Atlantia SPA	3,177,559	65,760
	Snam SPA	13,567,717	59,405
	CNH Industrial NV	5,941,636	53,684
	Terna Rete Elettrica Nazionale SPA	8,446,825	47,971
*	Telecom Italia SPA (Registered)	65,505,170	36,264
	EXOR NV	639,717	34,729
	Moncler SPA	1,023,788	34,069
	Mediobanca Banca di Credito Finanziario SPA	3,612,862	30,570
	Prysmian SPA	1,565,193	30,454
	Tenaris SA	2,805,289	30,151
	Davide Campari-Milano SPA	3,409,041	28,869
^	Luxottica Group SPA	455,672	26,986
	FinecoBank Banca Fineco SPA	2,351,386	23,658
2	Poste Italiane SPA	2,780,807	22,299
*,^	Banco BPM SPA	9,112,097	20,500
	Leonardo SPA	2,314,332	20,390
	Recordati SPA	573,336	19,855
	Unione di Banche Italiane SPA	6,132,186	17,800
	Italgas SPA	2,944,030	16,883
	Telecom Italia SPA (Bearer)	35,027,513	16,800
	A2A SPA	9,278,994	16,734
*,2	Pirelli & C SPA	2,585,603	16,616
	Hera SPA	4,840,207	14,766
	Interpump Group SPA	479,463	14,304
*	Saipem SPA	3,377,773	12,658
	Unipol Gruppo SPA	2,863,888	11,549
	Amplifon SPA	705,335	11,388
	DiaSorin SPA	135,523	11,002
2	Infrastrutture Wireless Italiane SPA	1,462,799	10,013
	De’ Longhi SPA	388,750	9,848
	Cerved Group SPA	1,184,332	9,739
	Brembo SPA	925,194	9,442
	Iren SPA	3,883,681	9,327
	BPER Banca	2,335,068	8,994
	Banca Mediolanum SPA	1,482,557	8,644
	Banca Popolare di Sondrio SCPA	2,781,571	8,387
	Societa Cattolica di Assicurazioni SC	998,864	8,126
	Salvatore Ferragamo SPA	396,324	8,023
^	UnipolSai Assicurazioni SPA	3,518,875	7,967
^	Azimut Holding SPA	716,478	7,847
	Buzzi Unicem SPA	435,521	7,512
	Banca Generali SPA	350,824	7,293
2	Enav SPA	1,456,385	7,088
	Brunello Cucinelli SPA	200,826	6,930
	IMA Industria Macchine Automatiche SPA	102,839	6,420
2	Anima Holding SPA	1,727,954	6,409
	Autogrill SPA	750,436	6,331
	Saras SPA	3,257,474	6,320
	Reply SPA	124,020	6,272
2	Technogym SPA	581,930	6,243
	ERG SPA	320,262	6,062
	Societa Iniziative Autostradali e Servizi SPA	416,464	5,767
*,^	Mediaset SPA	1,821,246	5,736
	Beni Stabili SpA SIIQ	5,983,476	4,653

20

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	MARR SPA	191,034	4,504
	ASTM SPA	195,367	3,908
	Tamburi Investment Partners SPA	580,534	3,828
^	Tod’s SPA	75,432	3,571
	Parmalat SPA	1,090,323	3,556
	ACEA SPA	254,608	3,501
	Danieli & C Officine Meccaniche SPA RSP	235,975	3,486
*	Ansaldo STS SPA	221,524	3,224
	Maire Tecnimont SPA	870,306	3,209
*,^	Juventus Football Club SPA	2,584,071	3,158
	Fincantieri SPA	2,680,909	2,838
	Buzzi Unicem SPA RSP	256,545	2,814
	Datalogic SPA	117,635	2,756
2	RAI Way SPA	538,348	2,664
2	Banca Farmafactoring SPA	496,436	2,583
*,^	Banca Monte dei Paschi di Siena SPA	1,506,220	2,583
2	doBank SPA	235,251	2,496
*,2	Carel Industries SPA	237,822	2,457
	Credito Emiliano SPA	424,582	2,447
	Banca IFIS SPA	116,390	2,064
	Piaggio & C SPA	915,897	1,922
	CIR-Compagnie Industriali Riunite SPA	1,725,458	1,843
	Zignago Vetro SPA	183,646	1,791
	Immobiliare Grande Distribuzione SIIQ SPA	284,973	1,759
	Biesse SPA	78,443	1,545
^	Salini Impregilo SPA	939,117	1,526
	Cementir Holding SPA	253,337	1,495
	Cairo Communication SPA	379,091	1,491
2	Gima TT SPA	198,516	1,488
	Italmobiliare SPA	67,138	1,416
	Danieli & C Officine Meccaniche SPA	78,234	1,369
*	Arnoldo Mondadori Editore SPA	679,942	1,334
*,^,2	OVS SPA	967,750	1,215
	Cofide SPA	2,136,180	1,135
*	Rizzoli Corriere Della Sera Mediagroup SPA	743,731	982
^	Geox SPA	460,767	620
	DeA Capital SPA	379,623	543
*,^	Safilo Group SPA	675,219	542
			2,185,991
Japan (22.1%)
	Toyota Motor Corp.	15,133,938	876,052
	Mitsubishi UFJ Financial Group Inc.	75,634,679	371,189
	Sony Corp.	7,576,727	365,271
	SoftBank Group Corp.	5,101,708	334,158
	Honda Motor Co. Ltd.	10,432,984	274,858
	Keyence Corp.	539,411	272,643
	Sumitomo Mitsui Financial Group Inc.	7,915,792	260,945
	KDDI Corp.	10,634,189	254,103
	Mizuho Financial Group Inc.	151,924,981	235,064
	Central Japan Railway Co.	1,079,483	227,757
	Mitsubishi Corp.	7,698,232	211,059
	Kao Corp.	2,846,584	210,697
	Seven & i Holdings Co. Ltd.	4,611,650	200,400
	East Japan Railway Co.	2,204,781	194,705
	Tokio Marine Holdings Inc.	3,991,999	189,655
	Shin-Etsu Chemical Co. Ltd.	2,439,646	187,445
	FANUC Corp.	1,162,244	176,382
	Recruit Holdings Co. Ltd.	7,185,986	173,604
	Nintendo Co. Ltd.	643,743	170,939
	Japan Tobacco Inc.	7,163,997	170,224
	NTT DOCOMO Inc.	7,533,949	169,282
	Canon Inc.	6,139,507	168,933
	Daikin Industries Ltd.	1,585,963	168,517
	Nidec Corp.	1,401,845	158,615

21

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Fast Retailing Co. Ltd.	309,676	158,164
	Nippon Telegraph & Telephone Corp.	3,872,687	158,003
	Mitsui & Co. Ltd.	10,114,383	155,390
^	Takeda Pharmaceutical Co. Ltd.	4,556,409	154,437
	Murata Manufacturing Co. Ltd.	1,139,497	153,547
	Astellas Pharma Inc.	11,499,291	146,922
	Hitachi Ltd.	5,536,133	146,764
	Shiseido Co. Ltd.	2,324,827	145,599
	ITOCHU Corp.	8,460,724	143,687
	Bridgestone Corp.	3,684,044	141,341
	Hoya Corp.	2,197,558	132,513
	Mitsubishi Electric Corp.	11,831,546	130,474
	Suzuki Motor Corp.	2,565,586	129,335
	Mitsui Fudosan Co. Ltd.	5,653,590	125,577
	Daiwa House Industry Co. Ltd.	3,889,596	124,072
	Eisai Co. Ltd.	1,580,214	122,340
	Daiichi Sankyo Co. Ltd.	3,803,269	121,650
	Denso Corp.	2,736,883	121,155
	Komatsu Ltd.	5,473,660	117,629
	Panasonic Corp.	12,761,212	114,639
	Oriental Land Co. Ltd.	1,125,652	113,206
	ORIX Corp.	7,681,395	112,240
	Mitsubishi Estate Co. Ltd.	7,067,780	111,201
	Terumo Corp.	1,931,972	108,973
	SMC Corp.	350,086	105,401
	Tokyo Electron Ltd.	934,049	105,150
*,^	Softbank Corp.	8,425,799	104,395
	Dai-ichi Life Holdings Inc.	6,675,948	103,675
	Otsuka Holdings Co. Ltd.	2,506,987	102,446
	Kirin Holdings Co. Ltd.	4,815,335	100,407
	Toshiba Corp.	3,513,535	99,211
	JXTG Holdings Inc.	18,987,194	98,611
	Shionogi & Co. Ltd.	1,695,824	96,790
	Secom Co. Ltd.	1,156,468	95,930
	Sumitomo Corp.	6,695,601	95,002
	Kubota Corp.	6,654,838	94,590
	Sumitomo Realty & Development Co. Ltd.	2,581,010	94,487
	Nissan Motor Co. Ltd.	11,544,071	92,345
	Kyocera Corp.	1,837,189	91,832
	Japan Post Holdings Co. Ltd.	7,922,352	91,472
	Asahi Group Holdings Ltd.	2,278,499	88,301
	FUJIFILM Holdings Corp.	2,224,490	86,231
	MS&AD Insurance Group Holdings Inc.	2,943,224	83,662
	Nippon Steel & Sumitomo Metal Corp.	4,857,937	83,464
	Aeon Co. Ltd.	4,169,903	81,505
	Sumitomo Mitsui Trust Holdings Inc.	2,216,671	80,724
	Subaru Corp.	3,663,965	78,275
	West Japan Railway Co.	1,095,934	77,429
	Asahi Kasei Corp.	7,434,898	76,307
	Nomura Holdings Inc.	19,873,156	75,311
	Chugai Pharmaceutical Co. Ltd.	1,292,388	74,958
	Unicharm Corp.	2,316,006	74,904
	Fujitsu Ltd.	1,148,925	71,620
	Sompo Holdings Inc.	2,065,907	70,179
	Shimano Inc.	469,561	66,193
	MEIJI Holdings Co. Ltd.	805,959	65,684
	Marubeni Corp.	9,357,635	65,658
	Tokyo Gas Co. Ltd.	2,581,182	65,284
	Kansai Electric Power Co. Inc.	4,342,279	65,120
	Toray Industries Inc.	9,035,386	63,881
	Resona Holdings Inc.	13,027,768	62,487
	Mitsubishi Heavy Industries Ltd.	1,706,557	61,235
	Sumitomo Electric Industries Ltd.	4,498,216	59,571
	Chubu Electric Power Co. Inc.	4,185,034	59,467

22

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Dentsu Inc.	1,315,385	58,746
	Kikkoman Corp.	1,090,901	58,379
	Yamato Holdings Co. Ltd.	2,125,127	58,264
	Daito Trust Construction Co. Ltd.	424,233	58,079
	Mitsubishi Chemical Holdings Corp.	7,602,950	57,440
	Nitori Holdings Co. Ltd.	443,394	55,531
*	Tokyo Electric Power Co. Holdings Inc.	9,318,130	55,350
	Ono Pharmaceutical Co. Ltd.	2,651,199	54,139
	Sysmex Corp.	1,134,524	53,880
	Taisei Corp.	1,247,688	53,436
	Bandai Namco Holdings Inc.	1,163,428	52,237
	Ajinomoto Co. Inc.	2,924,070	51,958
	Japan Exchange Group Inc.	3,212,107	51,811
	Makita Corp.	1,456,778	51,739
	Yakult Honsha Co. Ltd.	734,093	51,389
	Olympus Corp.	1,674,977	51,229
	Sekisui House Ltd.	3,463,384	50,860
	TDK Corp.	714,260	50,002
	JFE Holdings Inc.	3,072,877	48,946
	Inpex Corp.	5,465,717	48,431
	Tokyu Corp.	2,936,330	47,983
	Daiwa Securities Group Inc.	9,377,504	47,597
	Nitto Denko Corp.	929,416	46,614
	Kintetsu Group Holdings Co. Ltd.	1,072,449	46,601
	Hankyu Hanshin Holdings Inc.	1,333,246	44,327
	NEC Corp.	1,489,316	44,286
	Toyota Industries Corp.	956,393	44,042
	Sumitomo Chemical Co. Ltd.	9,030,651	43,733
	FamilyMart UNY Holdings Co. Ltd.	347,444	43,727
	Don Quijote Holdings Co. Ltd.	701,397	43,365
	Nissan Chemical Corp.	830,552	43,341
	Osaka Gas Co. Ltd.	2,356,658	42,990
	Isuzu Motors Ltd.	3,058,485	42,902
	Omron Corp.	1,153,468	41,815
	Yamaha Corp.	966,293	41,105
	NTT Data Corp.	3,751,174	40,999
	Odakyu Electric Railway Co. Ltd.	1,824,337	40,118
	Keio Corp.	684,114	39,811
	Ricoh Co. Ltd.	4,060,518	39,679
	Toyota Tsusho Corp.	1,334,734	39,218
	T&D Holdings Inc.	3,331,276	38,535
	Yaskawa Electric Corp.	1,560,882	38,154
	Sumitomo Metal Mining Co. Ltd.	1,419,100	38,003
	Trend Micro Inc.	693,657	37,482
	Tohoku Electric Power Co. Inc.	2,817,076	37,089
	Kajima Corp.	2,739,368	36,798
	Dai Nippon Printing Co. Ltd.	1,758,272	36,702
	Obayashi Corp.	4,019,533	36,397
	MINEBEA MITSUMI Inc.	2,515,566	36,275
	Aisin Seiki Co. Ltd.	1,031,296	35,452
	Mazda Motor Corp.	3,448,054	35,447
	Koito Manufacturing Co. Ltd.	684,801	35,331
	Yahoo Japan Corp.	14,043,388	34,936
	MISUMI Group Inc.	1,657,356	34,915
	AGC Inc.	1,100,016	34,192
	Suntory Beverage & Food Ltd.	756,883	34,175
	Ryohin Keikaku Co. Ltd.	140,230	34,045
	Rohm Co. Ltd.	529,598	33,802
	Tobu Railway Co. Ltd.	1,234,849	33,341
	Kyushu Electric Power Co. Inc.	2,776,745	33,064
	SG Holdings Co. Ltd.	1,265,325	32,902
	Yamaha Motor Co. Ltd.	1,673,520	32,673
	Kyushu Railway Co.	955,577	32,330
	M3 Inc.	2,399,746	32,328

23

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Nexon Co. Ltd.	2,458,041	31,732
	Sumitomo Dainippon Pharma Co. Ltd.	994,450	31,713
	Nisshin Seifun Group Inc.	1,537,189	31,661
	Shimadzu Corp.	1,604,981	31,650
	Sekisui Chemical Co. Ltd.	2,126,234	31,608
	Rakuten Inc.	4,710,163	31,599
	Nippon Paint Holdings Co. Ltd.	923,031	31,449
	Santen Pharmaceutical Co. Ltd.	2,174,819	31,379
	Lion Corp.	1,510,779	31,224
	Nikon Corp.	2,089,017	31,116
	Obic Co. Ltd.	401,495	30,991
	TOTO Ltd.	861,034	29,783
	Nagoya Railroad Co. Ltd.	1,127,704	29,700
	Kuraray Co. Ltd.	2,109,592	29,670
	Kyowa Hakko Kirin Co. Ltd.	1,531,448	28,938
	Idemitsu Kosan Co. Ltd.	876,660	28,515
	Pigeon Corp.	644,842	27,504
	Shimizu Corp.	3,370,278	27,417
	SBI Holdings Inc.	1,388,159	27,072
	Kose Corp.	172,344	27,071
	Oji Holdings Corp.	5,247,488	26,812
	Concordia Financial Group Ltd.	6,987,168	26,699
	Alfresa Holdings Corp.	1,047,186	26,692
	Japan Post Bank Co. Ltd.	2,418,373	26,626
	Daifuku Co. Ltd.	574,393	26,043
	Nissin Foods Holdings Co. Ltd.	415,415	26,029
	Coca-Cola Bottlers Japan Holdings Inc.	872,529	26,020
^	Showa Denko KK	873,086	25,926
	Keisei Electric Railway Co. Ltd.	827,469	25,925
	Taisho Pharmaceutical Holdings Co. Ltd.	258,017	25,897
	Sojitz Corp.	7,460,065	25,832
	Hamamatsu Photonics KK	762,863	25,566
	Kobayashi Pharmaceutical Co. Ltd.	372,574	25,266
	Asahi Intecc Co. Ltd.	595,371	25,187
	Yokogawa Electric Corp.	1,441,221	24,879
	Konami Holdings Corp.	565,743	24,860
	Japan Airlines Co. Ltd.	700,156	24,814
^	Alps Electric Co. Ltd.	1,279,483	24,810
	Toho Co. Ltd.	684,665	24,807
	Stanley Electric Co. Ltd.	883,612	24,719
	Nippon Express Co. Ltd.	444,778	24,709
	Marui Group Co. Ltd.	1,266,993	24,554
	Keikyu Corp.	1,489,171	24,335
	Konica Minolta Inc.	2,696,521	24,273
	Shizuoka Bank Ltd.	3,113,608	24,271
	Keihan Holdings Co. Ltd.	595,321	24,257
	Suzuken Co. Ltd.	471,131	23,991
	ANA Holdings Inc.	665,973	23,908
	Mitsui Chemicals Inc.	1,055,495	23,829
	NGK Spark Plug Co. Ltd.	1,203,363	23,820
	Advantest Corp.	1,158,868	23,711
	Hisamitsu Pharmaceutical Co. Inc.	428,987	23,681
	Electric Power Development Co. Ltd.	994,153	23,591
	Isetan Mitsukoshi Holdings Ltd.	2,132,496	23,561
	NH Foods Ltd.	626,609	23,556
	Seiko Epson Corp.	1,667,037	23,283
	Toppan Printing Co. Ltd.	1,571,065	23,093
	NSK Ltd.	2,640,889	22,658
	Taiheiyo Cement Corp.	730,964	22,496
	Nomura Research Institute Ltd.	605,785	22,464
	Seibu Holdings Inc.	1,290,642	22,449
	Toho Gas Co. Ltd.	532,215	22,387
	Chugoku Electric Power Co. Inc.	1,717,131	22,315
	CyberAgent Inc.	577,205	22,313

24

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Kansai Paint Co. Ltd.	1,160,482	22,290
	USS Co. Ltd.	1,324,466	22,222
	Fuji Electric Co. Ltd.	754,040	22,208
	Tosoh Corp.	1,707,380	22,147
	IHI Corp.	783,440	21,577
	NGK Insulators Ltd.	1,591,381	21,570
	Chiba Bank Ltd.	3,842,421	21,404
	Toyo Seikan Group Holdings Ltd.	932,583	21,345
	Brother Industries Ltd.	1,421,972	21,047
	Aozora Bank Ltd.	702,705	20,944
	Hikari Tsushin Inc.	133,561	20,876
^	Yamada Denki Co. Ltd.	4,341,053	20,849
	Mitsubishi Motors Corp.	3,770,077	20,531
	Hakuhodo DY Holdings Inc.	1,432,366	20,440
	MediPal Holdings Corp.	942,294	20,160
	Sumitomo Heavy Industries Ltd.	679,610	20,151
*	PeptiDream Inc.	505,524	19,958
	Nippon Shinyaku Co. Ltd.	310,913	19,706
	Hirose Electric Co. Ltd.	201,134	19,678
	Mitsubishi Materials Corp.	746,689	19,676
	LIXIL Group Corp.	1,571,249	19,479
	Disco Corp.	166,674	19,379
	Sony Financial Holdings Inc.	1,039,233	19,368
	Hoshizaki Corp.	318,206	19,308
	Mitsubishi Tanabe Pharma Corp.	1,320,217	19,058
	Hulic Co. Ltd.	2,128,049	19,017
	ZOZO Inc.	1,035,053	18,963
	Tsuruha Holdings Inc.	220,506	18,882
	Kawasaki Heavy Industries Ltd.	884,302	18,871
	TIS Inc.	479,208	18,868
*	Renesas Electronics Corp.	4,150,221	18,850
	Sohgo Security Services Co. Ltd.	402,806	18,820
	Toyo Suisan Kaisha Ltd.	536,231	18,673
	Lawson Inc.	292,387	18,495
^	Skylark Holdings Co. Ltd.	1,163,300	18,365
	Daicel Corp.	1,771,319	18,184
	JGC Corp.	1,285,340	18,090
	Bank of Kyoto Ltd.	434,016	17,836
	Fukuoka Financial Group Inc.	873,208	17,703
	Teijin Ltd.	1,107,131	17,670
	Nichirei Corp.	645,487	17,667
	Haseko Corp.	1,683,363	17,628
	Amada Holdings Co. Ltd.	1,949,602	17,501
^	MonotaRO Co. Ltd.	707,892	17,451
	Nankai Electric Railway Co. Ltd.	658,027	17,433
	Tokyu Fudosan Holdings Corp.	3,518,758	17,344
	J Front Retailing Co. Ltd.	1,485,605	17,004
	COMSYS Holdings Corp.	690,059	16,840
	Otsuka Corp.	611,584	16,832
	JSR Corp.	1,116,874	16,765
	Mitsubishi Gas Chemical Co. Inc.	1,109,454	16,619
	Sega Sammy Holdings Inc.	1,190,055	16,590
	Mebuki Financial Group Inc.	6,133,634	16,221
	Kurita Water Industries Ltd.	661,000	16,003
	Ezaki Glico Co. Ltd.	313,643	15,924
	Azbil Corp.	804,804	15,906
	Yamazaki Baking Co. Ltd.	752,688	15,763
	Rohto Pharmaceutical Co. Ltd.	576,483	15,735
	Showa Shell Sekiyu KK	1,135,576	15,732
	Casio Computer Co. Ltd.	1,305,764	15,481
	SUMCO Corp.	1,389,759	15,478
	House Foods Group Inc.	451,028	15,447
	Nihon M&A Center Inc.	760,988	15,317
	Nabtesco Corp.	703,317	15,227

25

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Hino Motors Ltd.	1,607,995	15,142
	JTEKT Corp.	1,368,529	15,136
	Ito En Ltd.	337,921	15,118
	Iida Group Holdings Co. Ltd.	871,006	15,087
	DIC Corp.	488,975	14,959
	Persol Holdings Co. Ltd.	1,004,596	14,902
	Nippon Yusen KK	970,951	14,847
	Denka Co. Ltd.	526,193	14,810
	Hitachi Construction Machinery Co. Ltd.	627,782	14,691
	Rinnai Corp.	222,730	14,666
	Park24 Co. Ltd.	664,014	14,622
	Relo Group Inc.	622,213	14,533
	Nihon Kohden Corp.	443,496	14,459
	Sotetsu Holdings Inc.	485,484	14,437
	Kewpie Corp.	647,835	14,426
	Mitsui OSK Lines Ltd.	665,606	14,404
	NOF Corp.	416,656	14,186
	Calbee Inc.	450,783	14,080
	Matsumotokiyoshi Holdings Co. Ltd.	456,276	14,029
	Kakaku.com Inc.	792,422	14,017
	Taiyo Nippon Sanso Corp.	861,701	14,009
	Air Water Inc.	920,694	13,876
	Sankyu Inc.	305,294	13,785
	Kyowa Exeo Corp.	585,251	13,704
	Welcia Holdings Co. Ltd.	303,130	13,702
	Sanwa Holdings Corp.	1,205,397	13,686
	Ebara Corp.	599,716	13,435
	Asics Corp.	1,057,704	13,434
	Zensho Holdings Co. Ltd.	550,381	13,335
	Yamaguchi Financial Group Inc.	1,393,001	13,315
	Miura Co. Ltd.	582,782	13,238
^	Tokai Carbon Co. Ltd.	1,165,639	13,225
	Kamigumi Co. Ltd.	645,821	13,213
	Nippon Kayaku Co. Ltd.	1,029,979	13,079
	Kinden Corp.	805,884	13,048
	Sumitomo Rubber Industries Ltd.	1,103,392	12,990
	Tokyo Tatemono Co. Ltd.	1,250,337	12,962
	Nomura Real Estate Holdings Inc.	705,841	12,943
	THK Co. Ltd.	690,473	12,899
	Ube Industries Ltd.	636,944	12,881
	Nippon Shokubai Co. Ltd.	200,396	12,775
	Kagome Co. Ltd.	486,570	12,752
	Takara Holdings Inc.	1,047,998	12,735
	Mitsubishi UFJ Lease & Finance Co. Ltd.	2,630,119	12,606
	Square Enix Holdings Co. Ltd.	462,589	12,593
	Kaneka Corp.	350,694	12,559
	Nifco Inc.	530,103	12,542
	Tokyo Century Corp.	284,582	12,534
	AEON Financial Service Co. Ltd.	700,811	12,433
	Kobe Steel Ltd.	1,783,704	12,363
	Hitachi Metals Ltd.	1,175,910	12,230
	Yokohama Rubber Co. Ltd.	653,713	12,226
	Ain Holdings Inc.	170,119	12,197
	Oracle Corp. Japan	191,594	12,162
	Nippon Electric Glass Co. Ltd.	495,570	12,141
	Pola Orbis Holdings Inc.	449,011	12,100
	Daiichikosho Co. Ltd.	253,336	12,042
	Hitachi High-Technologies Corp.	383,193	11,999
	Nishi-Nippon Railroad Co. Ltd.	474,246	11,944
	Seino Holdings Co. Ltd.	906,653	11,870
	Sankyo Co. Ltd.	310,599	11,812
	Sundrug Co. Ltd.	393,684	11,724
	Hachijuni Bank Ltd.	2,865,167	11,702
	Maruichi Steel Tube Ltd.	372,713	11,692

26

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Anritsu Corp.	840,107	11,634
	Takashimaya Co. Ltd.	910,574	11,626
	Credit Saison Co. Ltd.	984,650	11,537
	DeNA Co. Ltd.	690,188	11,512
^	Fancl Corp.	449,528	11,469
	Izumi Co. Ltd.	246,353	11,459
	Bic Camera Inc.	903,315	11,453
	Sawai Pharmaceutical Co. Ltd.	239,707	11,419
	Aeon Mall Co. Ltd.	715,072	11,392
^	Goldwin Inc.	105,787	11,363
	Shinsei Bank Ltd.	953,065	11,330
	Shikoku Electric Power Co. Inc.	931,976	11,249
	Seven Bank Ltd.	3,927,331	11,211
	Taiyo Yuden Co. Ltd.	747,900	11,095
	Itochu Techno-Solutions Corp.	572,623	11,089
	Gunma Bank Ltd.	2,639,240	10,981
	K’s Holdings Corp.	1,114,382	10,969
	Capcom Co. Ltd.	549,288	10,891
	Tsumura & Co.	391,550	10,890
	Sumitomo Forestry Co. Ltd.	829,447	10,859
*,^	LINE Corp.	315,173	10,764
	Morinaga & Co. Ltd.	250,841	10,763
	Benesse Holdings Inc.	419,086	10,661
	Aica Kogyo Co. Ltd.	316,670	10,589
	SHO-BOND Holdings Co. Ltd.	142,052	10,530
	Nippon Paper Industries Co. Ltd.	572,988	10,224
^	GMO Payment Gateway Inc.	239,361	10,191
	SCREEN Holdings Co. Ltd.	242,025	10,147
	Japan Post Insurance Co. Ltd.	438,191	10,138
	Rengo Co. Ltd.	1,260,801	9,948
	Shimamura Co. Ltd.	128,829	9,865
	Horiba Ltd.	240,562	9,805
	Japan Airport Terminal Co. Ltd.	282,831	9,777
	GS Yuasa Corp.	477,267	9,733
	Hiroshima Bank Ltd.	1,841,835	9,730
	Nagase & Co. Ltd.	703,398	9,687
^	NOK Corp.	691,219	9,630
	Mitsubishi Logistics Corp.	423,128	9,615
	Zenkoku Hosho Co. Ltd.	305,110	9,568
	Penta-Ocean Construction Co. Ltd.	1,726,311	9,538
	Ship Healthcare Holdings Inc.	257,336	9,515
	Mabuchi Motor Co. Ltd.	309,714	9,487
	Kaken Pharmaceutical Co. Ltd.	213,604	9,484
	PALTAC Corp.	200,207	9,442
	TechnoPro Holdings Inc.	225,881	9,280
^	Sharp Corp.	924,316	9,254
	Kyudenko Corp.	243,959	9,246
*	Hokuriku Electric Power Co.	1,058,064	9,221
	Furukawa Electric Co. Ltd.	369,257	9,216
	OSG Corp.	475,618	9,203
	Wacoal Holdings Corp.	355,310	9,196
	Hitachi Chemical Co. Ltd.	610,615	9,186
	Fuji Seal International Inc.	260,530	9,183
	Ibiden Co. Ltd.	650,843	9,146
	Kyushu Financial Group Inc.	2,419,999	9,134
	Iyo Bank Ltd.	1,730,344	9,108
	SCSK Corp.	256,667	9,095
	Sumitomo Osaka Cement Co. Ltd.	221,395	9,086
	OKUMA Corp.	190,621	9,074
	Hokuhoku Financial Group Inc.	804,416	9,022
	Chugoku Bank Ltd.	1,075,875	9,019
	Toyoda Gosei Co. Ltd.	457,332	9,003
	Toagosei Co. Ltd.	814,221	8,974
	Nippon Suisan Kaisha Ltd.	1,605,633	8,955

27

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Tokuyama Corp.	407,683	8,947
	Fuji Oil Holdings Inc.	278,432	8,888
	ABC-Mart Inc.	159,910	8,856
	ADEKA Corp.	611,447	8,839
	Sugi Holdings Co. Ltd.	222,799	8,806
	Nippon Gas Co. Ltd.	242,149	8,775
	Toda Corp.	1,403,636	8,747
	Daido Steel Co. Ltd.	222,071	8,714
	NET One Systems Co. Ltd.	493,458	8,704
	Cosmos Pharmaceutical Corp.	52,153	8,702
	Nipro Corp.	709,366	8,678
	Nihon Unisys Ltd.	384,300	8,565
	NHK Spring Co. Ltd.	976,440	8,531
	TS Tech Co. Ltd.	309,649	8,529
	Ulvac Inc.	293,502	8,473
	Iwatani Corp.	252,260	8,415
	Amano Corp.	435,895	8,410
	Topcon Corp.	629,980	8,364
	FP Corp.	136,122	8,330
	Dowa Holdings Co. Ltd.	276,571	8,278
	Nishi-Nippon Financial Holdings Inc.	952,747	8,258
	Zeon Corp.	892,280	8,169
	Citizen Watch Co. Ltd.	1,646,561	8,109
	Fukuyama Transporting Co. Ltd.	206,969	7,975
	Ushio Inc.	745,978	7,903
	Cosmo Energy Holdings Co. Ltd.	388,799	7,894
	Kokuyo Co. Ltd.	536,877	7,842
	Sapporo Holdings Ltd.	373,324	7,752
	77 Bank Ltd.	447,966	7,743
	Shimachu Co. Ltd.	286,544	7,736
	Nikkon Holdings Co. Ltd.	323,729	7,728
*	Kansai Mirai Financial Group Inc.	1,075,353	7,645
	Maeda Corp.	818,600	7,644
	NTN Corp.	2,643,887	7,598
	Toyo Tire & Rubber Co. Ltd.	610,285	7,587
	Hazama Ando Corp.	1,139,596	7,524
	Acom Co. Ltd.	2,305,736	7,501
	H2O Retailing Corp.	527,051	7,478
	Pilot Corp.	153,044	7,403
	Maeda Road Construction Co. Ltd.	353,626	7,326
	Toyobo Co. Ltd.	537,108	7,312
	Hitachi Transport System Ltd.	256,364	7,287
	Hokkaido Electric Power Co. Inc.	1,053,820	7,281
	Miraca Holdings Inc.	320,465	7,233
	Nippon Light Metal Holdings Co. Ltd.	3,550,894	7,204
	Toho Holdings Co. Ltd.	290,503	7,105
	Glory Ltd.	314,142	7,064
	Colowide Co. Ltd.	338,335	7,052
	Shiga Bank Ltd.	301,755	7,035
	Maruha Nichiro Corp.	208,184	6,996
*	Daishi Hokuetsu Financial Group Inc.	251,912	6,987
	Ariake Japan Co. Ltd.	106,895	6,934
	Mitsui Mining & Smelting Co. Ltd.	334,058	6,898
	DMG Mori Co. Ltd.	612,803	6,883
^	Sanrio Co. Ltd.	351,556	6,871
	Nishimatsu Construction Co. Ltd.	299,161	6,808
	Aoyama Trading Co. Ltd.	281,323	6,747
	HIS Co. Ltd.	185,564	6,747
	Fujikura Ltd.	1,699,836	6,738
	Yaoko Co. Ltd.	122,565	6,709
	Ci:z Holdings Co. Ltd.	125,061	6,688
	Morinaga Milk Industry Co. Ltd.	238,344	6,661
	Takara Bio Inc.	283,812	6,635
	Nihon Parkerizing Co. Ltd.	571,607	6,602

28

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Sumitomo Bakelite Co. Ltd.	189,907	6,535
	Tsubakimoto Chain Co.	198,999	6,508
	Nisshinbo Holdings Inc.	861,526	6,501
	Okumura Corp.	221,680	6,459
	Lintec Corp.	296,340	6,365
	Megmilk Snow Brand Co. Ltd.	245,316	6,351
	Kumagai Gumi Co. Ltd.	211,098	6,343
	Mochida Pharmaceutical Co. Ltd.	77,111	6,330
	Matsui Securities Co. Ltd.	601,350	6,316
	San-In Godo Bank Ltd.	898,903	6,278
^	Yoshinoya Holdings Co. Ltd.	381,126	6,272
*,^	Kawasaki Kisen Kaisha Ltd.	506,859	6,216
	Heiwa Corp.	304,479	6,199
	Kyoritsu Maintenance Co. Ltd.	141,651	6,195
	Sangetsu Corp.	339,320	6,173
	Kureha Corp.	111,200	6,171
	Tadano Ltd.	681,563	6,170
	Autobacs Seven Co. Ltd.	371,157	6,152
	Okamura Corp.	476,609	6,151
	Trusco Nakayama Corp.	232,547	6,131
	Open House Co. Ltd.	181,007	6,094
	Kandenko Co. Ltd.	624,668	6,055
	Mandom Corp.	222,201	6,054
	Takasago Thermal Engineering Co. Ltd.	371,731	6,050
	Japan Steel Works Ltd.	376,724	6,030
	Mirait Holdings Corp.	411,914	6,027
	Sushiro Global Holdings Ltd.	110,013	6,008
	Jafco Co. Ltd.	189,192	5,993
	Meitec Corp.	147,134	5,971
	Tokyo Ohka Kogyo Co. Ltd.	221,903	5,939
	Kusuri no Aoki Holdings Co. Ltd.	93,904	5,932
	Fuyo General Lease Co. Ltd.	115,191	5,866
	Inaba Denki Sangyo Co. Ltd.	156,608	5,852
	Sakata Seed Corp.	190,594	5,837
^	Shochiku Co. Ltd.	60,291	5,826
	Koei Tecmo Holdings Co. Ltd.	352,503	5,825
	Resorttrust Inc.	394,931	5,788
	Oki Electric Industry Co. Ltd.	485,353	5,736
	Tokyo Seimitsu Co. Ltd.	227,452	5,730
	Tokai Tokyo Financial Holdings Inc.	1,338,516	5,714
	Kanematsu Corp.	471,389	5,709
	Lasertec Corp.	222,349	5,678
	Nippo Corp.	295,634	5,656
	Shinmaywa Industries Ltd.	463,639	5,655
^	Outsourcing Inc.	587,173	5,616
	Awa Bank Ltd.	212,955	5,575
^	Infomart Corp.	610,298	5,571
	Fuji Corp.	473,007	5,533
	Nichias Corp.	324,151	5,528
	Duskin Co. Ltd.	252,304	5,517
	Benefit One Inc.	179,202	5,515
	Hanwa Co. Ltd.	214,564	5,512
	Kenedix Inc.	1,282,340	5,500
	Sumitomo Mitsui Construction Co. Ltd.	902,568	5,483
	Takuma Co. Ltd.	437,248	5,476
	DCM Holdings Co. Ltd.	521,248	5,455
	TOKAI Holdings Corp.	681,140	5,402
	Leopalace21 Corp.	1,357,941	5,384
	Kiyo Bank Ltd.	379,916	5,373
	Tomy Co. Ltd.	540,797	5,369
	Shima Seiki Manufacturing Ltd.	181,717	5,283
	Toyota Boshoku Corp.	356,198	5,275
	Hitachi Capital Corp.	250,826	5,274
	Valor Holdings Co. Ltd.	218,409	5,269

29

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Mitsubishi Pencil Co. Ltd.	265,296	5,246
	cocokara fine Inc.	107,083	5,216
	Nomura Co. Ltd.	224,090	5,137
	EDION Corp.	516,923	5,089
	Japan Lifeline Co. Ltd.	390,077	5,028
	Topre Corp.	251,646	5,019
	Paramount Bed Holdings Co. Ltd.	121,114	4,994
	United Arrows Ltd.	156,733	4,994
	Fujitec Co. Ltd.	463,620	4,976
	Nippon Flour Mills Co. Ltd.	296,704	4,974
	Toyo Ink SC Holdings Co. Ltd.	224,433	4,965
	Daiwabo Holdings Co. Ltd.	106,756	4,941
	As One Corp.	71,715	4,909
	KYORIN Holdings Inc.	224,539	4,905
	GMO internet Inc.	365,997	4,883
^	Daio Paper Corp.	423,054	4,873
	Toei Co. Ltd.	41,357	4,857
	Systena Corp.	416,640	4,803
	Tokai Rika Co. Ltd.	289,787	4,785
	Yamato Kogyo Co. Ltd.	204,315	4,775
	Okinawa Electric Power Co. Inc.	245,164	4,761
	Senko Group Holdings Co. Ltd.	621,069	4,720
	FCC Co. Ltd.	200,560	4,711
	Fuji Soft Inc.	124,278	4,707
	Kissei Pharmaceutical Co. Ltd.	184,570	4,699
	SMS Co. Ltd.	296,803	4,699
	Daiseki Co. Ltd.	227,458	4,697
	Tokyo Dome Corp.	552,586	4,694
	Central Glass Co. Ltd.	236,861	4,668
	JINS Inc.	88,409	4,665
	Itoham Yonekyu Holdings Inc.	769,888	4,656
	Canon Marketing Japan Inc.	260,452	4,642
	Totetsu Kogyo Co. Ltd.	165,337	4,573
	Hokkoku Bank Ltd.	143,452	4,559
	Mani Inc.	120,563	4,550
	Seiren Co. Ltd.	279,976	4,540
	Tokyo Steel Manufacturing Co. Ltd.	560,054	4,536
	Joyful Honda Co. Ltd.	359,985	4,506
	NS Solutions Corp.	187,902	4,498
	Nippon Seiki Co. Ltd.	262,901	4,497
	Taikisha Ltd.	168,818	4,494
	Arcs Co. Ltd.	201,619	4,490
	Musashino Bank Ltd.	193,940	4,470
	Nippon Television Holdings Inc.	303,465	4,468
	Asahi Holdings Inc.	218,124	4,463
	ZERIA Pharmaceutical Co. Ltd.	246,071	4,420
	Hyakugo Bank Ltd.	1,246,852	4,412
	Milbon Co. Ltd.	108,225	4,406
	Juroku Bank Ltd.	211,668	4,397
	Makino Milling Machine Co. Ltd.	124,841	4,391
	Digital Garage Inc.	192,495	4,384
	Ogaki Kyoritsu Bank Ltd.	218,969	4,380
	Okamoto Industries Inc.	83,290	4,376
	Iriso Electronics Co. Ltd.	118,277	4,368
	Descente Ltd.	264,437	4,333
	Keiyo Bank Ltd.	675,338	4,321
	Fujitsu General Ltd.	335,833	4,317
	Senshu Ikeda Holdings Inc.	1,574,619	4,299
	Keihin Corp.	256,228	4,288
	Nichiha Corp.	170,314	4,284
	North Pacific Bank Ltd.	1,599,066	4,265
	Eizo Corp.	115,367	4,259
	Exedy Corp.	173,051	4,227
	KH Neochem Co. Ltd.	200,077	4,209

30

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
^	Atom Corp.	487,125	4,197
	Kotobuki Spirits Co. Ltd.	108,464	4,189
	NSD Co. Ltd.	217,154	4,179
	Kanamoto Co. Ltd.	157,131	4,139
^	GungHo Online Entertainment Inc.	2,259,609	4,136
	Ohsho Food Service Corp.	62,028	4,089
	Takara Standard Co. Ltd.	271,121	4,056
	Fuji Kyuko Co. Ltd.	137,687	4,053
	Nisshin Oillio Group Ltd.	141,739	4,050
	Shibuya Corp.	125,551	4,029
	Nippon Densetsu Kogyo Co. Ltd.	203,607	4,026
	Okasan Securities Group Inc.	906,262	4,020
*	Mitsui E&S Holdings Co. Ltd.	429,505	4,011
	Zenrin Co. Ltd.	189,330	4,008
	San-A Co. Ltd.	105,583	3,992
	Sumitomo Warehouse Co. Ltd.	324,612	3,992
	Nippon Sheet Glass Co. Ltd.	524,305	3,981
	Toshiba Plant Systems & Services Corp.	216,067	3,977
	Orient Corp.	3,253,444	3,961
	Nippon Soda Co. Ltd.	161,723	3,944
	Nojima Corp.	194,414	3,940
	Starts Corp. Inc.	177,840	3,933
	Eiken Chemical Co. Ltd.	179,691	3,931
	Showa Sangyo Co. Ltd.	144,584	3,927
	S Foods Inc.	104,776	3,887
*,^	Aiful Corp.	1,643,944	3,885
	Unipres Corp.	229,139	3,864
	Heiwado Co. Ltd.	168,999	3,857
	Justsystems Corp.	200,062	3,837
	Ryosan Co. Ltd.	143,827	3,834
	Round One Corp.	372,458	3,822
	Kitz Corp.	491,344	3,821
	Nichi-iko Pharmaceutical Co. Ltd.	258,879	3,790
^	Suruga Bank Ltd.	1,025,319	3,779
	Noevir Holdings Co. Ltd.	86,917	3,775
	Nachi-Fujikoshi Corp.	108,885	3,773
	Kohnan Shoji Co. Ltd.	155,994	3,766
	Ryobi Ltd.	156,832	3,729
	Morita Holdings Corp.	227,422	3,726
	Tokyu Construction Co. Ltd.	411,942	3,722
	Hogy Medical Co. Ltd.	128,975	3,706
	Fuji Media Holdings Inc.	267,287	3,685
	IBJ Leasing Co. Ltd.	165,454	3,639
	DTS Corp.	113,667	3,632
	Hokuetsu Corp.	799,643	3,631
^	Monex Group Inc.	1,084,086	3,627
	Anicom Holdings Inc.	109,024	3,610
	Ichibanya Co. Ltd.	95,872	3,608
^	Royal Holdings Co. Ltd.	155,834	3,606
	Raito Kogyo Co. Ltd.	270,544	3,605
	Aeon Delight Co. Ltd.	107,920	3,601
	MOS Food Services Inc.	140,640	3,592
	Kameda Seika Co. Ltd.	79,696	3,590
	Kato Sangyo Co. Ltd.	129,734	3,590
	Bank of Okinawa Ltd.	124,451	3,589
	Pacific Industrial Co. Ltd.	270,038	3,584
	Komeri Co. Ltd.	166,313	3,577
	Internet Initiative Japan Inc.	156,928	3,558
	Gunze Ltd.	94,203	3,554
	Yamazen Corp.	378,423	3,547
	Hyakujushi Bank Ltd.	150,361	3,547
	Financial Products Group Co. Ltd.	346,838	3,542
	Onward Holdings Co. Ltd.	657,135	3,533
	Towa Pharmaceutical Co. Ltd.	50,595	3,526

31

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Ichigo Inc.	1,216,209	3,524
	Nanto Bank Ltd.	180,659	3,519
	Menicon Co. Ltd.	138,013	3,513
	Ai Holdings Corp.	198,085	3,497
	Earth Corp.	76,091	3,496
	Funai Soken Holdings Inc.	234,232	3,496
	Macnica Fuji Electronics Holdings Inc.	282,398	3,460
	KOMEDA Holdings Co. Ltd.	175,216	3,449
	Nippon Steel & Sumikin Bussan Corp.	83,308	3,434
	Musashi Seimitsu Industry Co. Ltd.	243,812	3,412
	Koshidaka Holdings Co. Ltd.	283,389	3,409
	Tsubaki Nakashima Co. Ltd.	231,470	3,407
	Showa Corp.	290,897	3,404
	Wacom Co. Ltd.	821,930	3,398
	United Super Markets Holdings Inc.	310,689	3,392
	JCR Pharmaceuticals Co. Ltd.	80,316	3,384
	OBIC Business Consultants Co. Ltd.	85,732	3,384
	Japan Petroleum Exploration Co. Ltd.	190,005	3,368
	Yamagata Bank Ltd.	175,842	3,352
	Yodogawa Steel Works Ltd.	166,563	3,308
^	Katitas Co. Ltd.	138,539	3,282
	Sato Holdings Corp.	138,152	3,279
	Kumiai Chemical Industry Co. Ltd.	557,699	3,278
	TPR Co. Ltd.	160,423	3,267
	Jeol Ltd.	217,449	3,262
	Maxell Holdings Ltd.	246,574	3,252
	Nissan Shatai Co. Ltd.	366,999	3,244
	Transcosmos Inc.	153,091	3,227
	TSI Holdings Co. Ltd.	492,605	3,206
	Heiwa Real Estate Co. Ltd.	201,596	3,201
	San-Ai Oil Co. Ltd.	324,319	3,201
^	UACJ Corp.	163,683	3,193
	Nitta Corp.	108,580	3,190
	Digital Arts Inc.	57,424	3,189
	Daikyonishikawa Corp.	326,041	3,189
	Toshiba TEC Corp.	135,702	3,160
	Nagaileben Co. Ltd.	145,756	3,140
	TOMONY Holdings Inc.	854,027	3,138
	Japan Material Co. Ltd.	322,390	3,133
	Tokyo Broadcasting System Holdings Inc.	197,779	3,126
	Seiko Holdings Corp.	162,146	3,113
	Saibu Gas Co. Ltd.	134,832	3,109
	Unizo Holdings Co. Ltd.	166,661	3,099
	Create SD Holdings Co. Ltd.	129,137	3,097
	Noritz Corp.	216,455	3,092
	Arata Corp.	77,778	3,091
	TKC Corp.	86,924	3,088
	Noritake Co. Ltd.	74,793	3,087
	Inabata & Co. Ltd.	241,533	3,072
	Maeda Kosen Co. Ltd.	127,928	3,071
^	Optex Group Co. Ltd.	197,901	3,062
	BML Inc.	118,081	3,033
	Chudenko Corp.	142,316	3,030
	Daiho Corp.	94,189	3,030
	Bank of Iwate Ltd.	93,632	3,008
	Bank of Nagoya Ltd.	100,180	3,007
	Meidensha Corp.	238,130	2,996
	V Technology Co. Ltd.	26,486	2,989
	Hitachi Zosen Corp.	984,038	2,983
	Prima Meat Packers Ltd.	166,441	2,981
	Japan Aviation Electronics Industry Ltd.	258,413	2,974
	Hamakyorex Co. Ltd.	86,344	2,972
	Takeuchi Manufacturing Co. Ltd.	193,197	2,955
	NEC Networks & System Integration Corp.	132,793	2,955

32

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Toho Bank Ltd.	1,035,325	2,947
	Kintetsu World Express Inc.	200,172	2,946
^	SKY Perfect JSAT Holdings Inc.	690,203	2,946
^	Nissha Co. Ltd.	245,193	2,917
^	Create Restaurants Holdings Inc.	272,724	2,914
	Sekisui Jushi Corp.	165,420	2,910
	Nippon Signal Company Ltd.	356,941	2,905
	Nikkiso Co. Ltd.	345,446	2,896
	Elecom Co. Ltd.	113,339	2,873
	Piolax Inc.	142,616	2,858
	Futaba Corp.	198,446	2,858
	EPS Holdings Inc.	187,443	2,855
	KYB Corp.	117,899	2,839
	Nissin Kogyo Co. Ltd.	222,258	2,816
	kabu.com Securities Co. Ltd.	818,768	2,811
	Clarion Co. Ltd.	123,578	2,801
	Idec Corp.	163,527	2,787
	Doutor Nichires Holdings Co. Ltd.	151,991	2,776
	Hiday Hidaka Corp.	139,736	2,775
	Taiyo Holdings Co. Ltd.	98,599	2,773
	Sanyo Special Steel Co. Ltd.	131,198	2,770
	Yuasa Trading Co. Ltd.	96,934	2,770
	Kura Corp.	55,625	2,761
	Sanyo Chemical Industries Ltd.	59,925	2,760
	Komori Corp.	273,895	2,751
	Kisoji Co. Ltd.	121,634	2,748
	Sakata INX Corp.	249,195	2,739
	Japan Wool Textile Co. Ltd.	363,437	2,737
	Macromill Inc.	210,571	2,735
	Aomori Bank Ltd.	108,114	2,733
	Prestige International Inc.	252,264	2,731
	Nishio Rent All Co. Ltd.	90,843	2,729
	Max Co. Ltd.	220,101	2,726
	Sakai Moving Service Co. Ltd.	50,308	2,723
^	Siix Corp.	209,361	2,720
	Fujicco Co. Ltd.	124,482	2,704
	Tosho Co. Ltd.	86,127	2,673
	CKD Corp.	315,289	2,668
	Adastria Co. Ltd.	157,049	2,646
	Oita Bank Ltd.	86,324	2,621
	Yokogawa Bridge Holdings Corp.	176,021	2,621
	Nitto Boseki Co. Ltd.	160,953	2,620
	Axial Retailing Inc.	78,637	2,612
	Seikagaku Corp.	230,146	2,609
	Belluna Co. Ltd.	284,877	2,596
	Shizuoka Gas Co. Ltd.	334,906	2,596
	Token Corp.	43,700	2,595
*,^	Japan Display Inc.	3,956,237	2,591
	Solasto Corp.	257,471	2,586
	Japan Securities Finance Co. Ltd.	514,995	2,583
	Oiles Corp.	160,102	2,580
^	ASKUL Corp.	120,659	2,573
	Wakita & Co. Ltd.	251,994	2,564
	DyDo Group Holdings Inc.	48,998	2,562
	Press Kogyo Co. Ltd.	521,117	2,560
	Kurabo Industries Ltd.	113,048	2,556
	Ringer Hut Co. Ltd.	121,689	2,547
	Chugoku Marine Paints Ltd.	308,266	2,546
	Daibiru Corp.	257,413	2,544
	Tokai Corp.	100,310	2,539
	Star Micronics Co. Ltd.	186,366	2,526
	Nitto Kogyo Corp.	159,377	2,526
	Konoike Transport Co. Ltd.	173,515	2,523
	Bank of the Ryukyus Ltd.	242,810	2,507

33

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Takasago International Corp.	81,528	2,501
	Saizeriya Co. Ltd.	146,150	2,499
	Obara Group Inc.	70,117	2,497
	Nichicon Corp.	345,075	2,492
	Teikoku Sen-I Co. Ltd.	125,733	2,491
	Nippon Ceramic Co. Ltd.	116,331	2,489
	Kadokawa Dwango Corp.	237,018	2,484
	Sanki Engineering Co. Ltd.	239,106	2,481
	Maruwa Co. Ltd.	48,444	2,477
	AOKI Holdings Inc.	211,156	2,473
^	Chiyoda Corp.	875,134	2,459
	Yamanashi Chuo Bank Ltd.	191,339	2,452
^	Giken Ltd.	77,932	2,450
	Mitsuboshi Belting Ltd.	126,982	2,443
	Joshin Denki Co. Ltd.	111,787	2,443
	Tsukishima Kikai Co. Ltd.	209,062	2,425
	Osaka Soda Co. Ltd.	107,986	2,414
^	Miroku Jyoho Service Co. Ltd.	106,434	2,403
	Tokyo Kiraboshi Financial Group Inc.	156,080	2,402
	Toho Zinc Co. Ltd.	78,898	2,400
	Shoei Co. Ltd.	70,868	2,394
	Sanken Electric Co. Ltd.	128,262	2,390
	Belc Co. Ltd.	50,792	2,382
	Modec Inc.	115,070	2,377
	Matsuya Co. Ltd.	234,386	2,370
	Shinko Plantech Co. Ltd.	223,838	2,367
^	Plenus Co. Ltd.	135,558	2,352
	Shinko Electric Industries Co. Ltd.	368,497	2,348
	Japan Pulp & Paper Co. Ltd.	61,015	2,331
	Riken Corp.	51,079	2,327
	Toshiba Machine Co. Ltd.	130,465	2,322
	Mizuno Corp.	109,021	2,315
	Computer Engineering & Consulting Ltd.	139,229	2,313
	Marusan Securities Co. Ltd.	330,927	2,310
	Bell System24 Holdings Inc.	196,335	2,304
	Ricoh Leasing Co. Ltd.	77,311	2,303
	TV Asahi Holdings Corp.	127,814	2,301
	T-Gaia Corp.	121,861	2,300
	Daihen Corp.	114,072	2,289
*,^	Sourcenext Corp.	459,800	2,283
	Jaccs Co. Ltd.	141,021	2,281
	Tocalo Co. Ltd.	296,816	2,277
	Bando Chemical Industries Ltd.	240,706	2,275
^	Zojirushi Corp.	258,877	2,273
	Miyazaki Bank Ltd.	85,814	2,269
	Fujimori Kogyo Co. Ltd.	84,430	2,263
	Geo Holdings Corp.	148,853	2,260
	Furukawa Co. Ltd.	197,975	2,258
	Itochu Enex Co. Ltd.	256,353	2,242
	Life Corp.	108,901	2,241
^	Broadleaf Co. Ltd.	461,347	2,233
	Mitsui Sugar Co. Ltd.	88,161	2,230
^	Hirata Corp.	50,102	2,229
^	Tokyotokeiba Co. Ltd.	89,143	2,227
	Shikoku Bank Ltd.	207,990	2,224
^	Monogatari Corp.	27,587	2,215
	Hosiden Corp.	337,191	2,207
	LEC Inc.	147,956	2,207
	Nishimatsuya Chain Co. Ltd.	270,756	2,193
	Avex Inc.	172,601	2,186
	Chiyoda Co. Ltd.	136,064	2,185
	Sintokogio Ltd.	267,915	2,185
	Kyokuto Kaihatsu Kogyo Co. Ltd.	170,686	2,184
	Konishi Co. Ltd.	144,375	2,166

34

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	NichiiGakkan Co. Ltd.	230,730	2,161
	Aida Engineering Ltd.	329,600	2,159
	Takamatsu Construction Group Co. Ltd.	85,821	2,157
	Tsurumi Manufacturing Co. Ltd.	123,060	2,149
	Bunka Shutter Co. Ltd.	330,548	2,148
^	Megachips Corp.	101,520	2,146
	Riso Kagaku Corp.	139,262	2,143
	YA-MAN Ltd.	170,677	2,131
	Pressance Corp.	179,106	2,128
	MCJ Co. Ltd.	352,448	2,127
^	Pacific Metals Co. Ltd.	87,521	2,125
^	Nippon Carbon Co. Ltd.	58,236	2,121
	TOC Co. Ltd.	316,198	2,112
	Retail Partners Co. Ltd.	207,325	2,110
	LIFULL Co. Ltd.	316,516	2,107
	Gree Inc.	531,743	2,101
	Vital KSK Holdings Inc.	204,325	2,100
	Maruzen Showa Unyu Co. Ltd.	83,528	2,099
	Doshisha Co. Ltd.	130,385	2,091
	Tachi-S Co. Ltd.	160,046	2,085
^	Istyle Inc.	279,476	2,081
^	Chofu Seisakusho Co. Ltd.	108,963	2,076
*	Mitsui-Soko Holdings Co. Ltd.	120,232	2,073
	Fukushima Industries Corp.	63,360	2,053
	Fujimi Inc.	107,242	2,052
	Relia Inc.	250,030	2,045
	Topy Industries Ltd.	99,791	2,044
	Tamura Corp.	417,766	2,030
	Sanyo Electric Railway Co. Ltd.	98,314	2,026
	Nohmi Bosai Ltd.	120,177	2,025
	JVC Kenwood Corp.	930,401	2,008
	Aichi Steel Corp.	64,147	2,005
	Qol Holdings Co. Ltd.	132,299	2,001
	Kanematsu Electronics Ltd.	66,759	1,997
	Dexerials Corp.	272,458	1,997
	Eighteenth Bank Ltd.	88,988	1,994
^	Toridoll Holdings Corp.	120,651	1,984
	Hokuto Corp.	112,754	1,975
*,^	euglena Co. Ltd.	373,535	1,971
	Marudai Food Co. Ltd.	124,907	1,968
	Yondoshi Holdings Inc.	98,806	1,963
	Mitsubishi Shokuhin Co. Ltd.	76,695	1,957
	Tonami Holdings Co. Ltd.	38,239	1,951
	Tsukui Corp.	256,377	1,951
*	Ishihara Sangyo Kaisha Ltd.	199,568	1,951
	Tokushu Tokai Paper Co. Ltd.	52,171	1,948
	Pack Corp.	70,453	1,946
	Link And Motivation Inc.	252,897	1,941
	San ju San Financial Group Inc.	125,753	1,939
^	SAMTY Co. Ltd.	169,300	1,933
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	78,387	1,933
	Tanseisha Co. Ltd.	195,506	1,929
^	Pepper Food Service Co. Ltd.	73,502	1,920
	Taihei Dengyo Kaisha Ltd.	86,027	1,917
*	Sogo Medical Holdings Co. Ltd.	102,186	1,915
	Fuso Chemical Co. Ltd.	105,837	1,914
	Yellow Hat Ltd.	80,032	1,911
	Ehime Bank Ltd.	194,468	1,910
^	Kobe Bussan Co. Ltd.	64,848	1,910
	Nippon Koei Co. Ltd.	85,789	1,905
	St. Marc Holdings Co. Ltd.	85,332	1,905
	Kaga Electronics Co. Ltd.	106,180	1,896
^	Nextage Co. Ltd.	192,298	1,889
	Sanshin Electronics Co. Ltd.	105,241	1,888

35

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Mie Kotsu Group Holdings Inc.	343,943	1,880
	Yokohama Reito Co. Ltd.	225,229	1,877
	Nissin Electric Co. Ltd.	257,943	1,876
	Koa Corp.	158,458	1,871
	Fukui Bank Ltd.	129,319	1,863
	Akita Bank Ltd.	93,833	1,860
	Sumitomo Seika Chemicals Co. Ltd.	48,595	1,860
	Daido Metal Co. Ltd.	261,997	1,855
	Kanto Denka Kogyo Co. Ltd.	255,131	1,847
^	Shoei Foods Corp.	74,478	1,833
^	Aruhi Corp.	100,891	1,830
	Inageya Co. Ltd.	142,032	1,828
*,^	RENOVA Inc.	253,300	1,826
	Fuji Co. Ltd.	107,303	1,824
	Okabe Co. Ltd.	228,414	1,815
	FULLCAST Holdings Co. Ltd.	110,948	1,810
	METAWATER Co. Ltd.	67,648	1,808
	Meisei Industrial Co. Ltd.	274,961	1,805
	Dip Corp.	110,447	1,804
	Kyoei Steel Ltd.	119,558	1,803
	Riken Keiki Co. Ltd.	98,061	1,803
	Vector Inc.	139,008	1,803
	YAMABIKO Corp.	193,444	1,793
	VT Holdings Co. Ltd.	480,943	1,789
	Shikoku Chemicals Corp.	191,158	1,788
	COLOPL Inc.	260,566	1,787
	Juki Corp.	176,129	1,777
	Chubu Shiryo Co. Ltd.	158,766	1,775
	Toho Titanium Co. Ltd.	194,496	1,775
	Sakai Chemical Industry Co. Ltd.	86,940	1,774
	Sinfonia Technology Co. Ltd.	146,759	1,774
	Canon Electronics Inc.	101,799	1,772
	Arcland Sakamoto Co. Ltd.	144,185	1,772
	Toppan Forms Co. Ltd.	225,477	1,771
*	Open Door Inc.	76,284	1,768
	ESPEC Corp.	103,589	1,764
	T Hasegawa Co. Ltd.	124,415	1,762
	Nippon Yakin Kogyo Co. Ltd.	832,076	1,754
	J-Oil Mills Inc.	50,166	1,745
	Asahi Diamond Industrial Co. Ltd.	314,535	1,744
	Aichi Bank Ltd.	50,404	1,736
	Trancom Co. Ltd.	33,735	1,734
	Eagle Industry Co. Ltd.	149,375	1,730
	Iino Kaiun Kaisha Ltd.	475,824	1,726
	Nippon Road Co. Ltd.	33,004	1,723
	Daiichi Jitsugyo Co. Ltd.	53,891	1,722
	Sumitomo Riko Co. Ltd.	207,479	1,719
	Nippon Kanzai Co. Ltd.	98,661	1,715
	Key Coffee Inc.	89,960	1,708
	Dai-Dan Co. Ltd.	78,976	1,699
	Central Security Patrols Co. Ltd.	37,888	1,696
	Mitsuuroko Group Holdings Co. Ltd.	258,759	1,670
	LIXIL VIVA Corp.	118,058	1,670
	Toyo Tanso Co. Ltd.	84,216	1,669
	Anest Iwata Corp.	185,043	1,663
	Ines Corp.	160,521	1,663
^	Noritsu Koki Co. Ltd.	120,563	1,655
	Tsugami Corp.	284,784	1,654
	Daito Pharmaceutical Co. Ltd.	60,822	1,653
*	Vision Inc.	47,775	1,650
	Hibiya Engineering Ltd.	97,500	1,641
	Information Services International-Dentsu Ltd.	65,265	1,639
	Valqua Ltd.	81,428	1,637
	Futaba Industrial Co. Ltd.	327,351	1,637

36

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Torii Pharmaceutical Co. Ltd.	73,652	1,635
	Nippon Thompson Co. Ltd.	369,538	1,634
	Hioki EE Corp.	49,791	1,624
	Mitsubishi Logisnext Co. Ltd.	168,991	1,620
	OSJB Holdings Corp.	619,161	1,612
	Melco Holdings Inc.	53,743	1,610
	KAWADA TECHNOLOGIES Inc.	24,899	1,610
	Ryoyo Electro Corp.	114,036	1,600
^	J Trust Co. Ltd.	431,637	1,594
	Daiwa Industries Ltd.	156,434	1,590
	Sanyo Denki Co. Ltd.	49,102	1,589
	Sinko Industries Ltd.	117,539	1,582
	Kappa Create Co. Ltd.	125,123	1,573
	Tekken Corp.	67,687	1,569
^	W-Scope Corp.	147,181	1,568
	JCU Corp.	123,481	1,566
	Yurtec Corp.	201,038	1,561
	Nippon Chemi-Con Corp.	89,863	1,560
	OSAKA Titanium Technologies Co. Ltd.	102,203	1,555
	Ichikoh Industries Ltd.	309,349	1,555
	Rock Field Co. Ltd.	102,781	1,551
	Okuwa Co. Ltd.	151,515	1,541
	Enplas Corp.	62,043	1,539
	Sankyo Tateyama Inc.	145,394	1,538
	Denki Kogyo Co. Ltd.	70,966	1,537
	Kamei Corp.	136,404	1,535
	Shindengen Electric Manufacturing Co. Ltd.	44,378	1,527
	Keihanshin Building Co. Ltd.	202,649	1,522
^	Arcland Service Holdings Co. Ltd.	77,699	1,521
	Shinko Shoji Co. Ltd.	94,991	1,516
	G-Tekt Corp.	113,680	1,515
	Tayca Corp.	102,572	1,515
	Rheon Automatic Machinery Co. Ltd.	120,861	1,514
	Nittetsu Mining Co. Ltd.	35,932	1,513
	CMK Corp.	270,446	1,509
	Matsuyafoods Holdings Co. Ltd.	45,675	1,506
	Neturen Co. Ltd.	197,165	1,502
*	U-Shin Ltd.	168,715	1,500
	Maruwa Unyu Kikan Co. Ltd.	60,816	1,497
	Tenma Corp.	90,018	1,494
*	Kintetsu Department Store Co. Ltd.	47,266	1,492
	Intage Holdings Inc.	182,653	1,486
	KFC Holdings Japan Ltd.	82,333	1,478
	UKC Holdings Corp.	88,532	1,475
	Daiken Corp.	81,209	1,468
	JAC Recruitment Co. Ltd.	86,248	1,467
	Sumida Corp.	127,576	1,465
^	Yakuodo Co. Ltd.	61,620	1,465
	Riken Vitamin Co. Ltd.	45,330	1,465
	NS United Kaiun Kaisha Ltd.	54,415	1,465
	Osaki Electric Co. Ltd.	241,982	1,462
^	Starzen Co. Ltd.	42,166	1,454
^	Nissei ASB Machine Co. Ltd.	45,786	1,450
	Rokko Butter Co. Ltd.	74,125	1,448
	Union Tool Co.	54,315	1,446
	Nihon Trim Co. Ltd.	27,300	1,440
	Ichiyoshi Securities Co. Ltd.	195,794	1,436
	Kyokuyo Co. Ltd.	54,708	1,435
	Krosaki Harima Corp.	23,787	1,433
	PAL GROUP Holdings Co. Ltd.	58,339	1,432
	Foster Electric Co. Ltd.	124,208	1,432
^	Hoosiers Holdings	249,200	1,422
	Furuno Electric Co. Ltd.	135,035	1,421
	Kato Works Co. Ltd.	61,446	1,420

37

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Goldcrest Co. Ltd.	97,767	1,414
	Future Corp.	104,670	1,414
	Sun Frontier Fudousan Co. Ltd.	145,791	1,408
	Xebio Holdings Co. Ltd.	122,194	1,406
	Roland DG Corp.	73,229	1,405
	Takara Leben Co. Ltd.	509,965	1,404
	Fujibo Holdings Inc.	61,943	1,397
	Tachibana Eletech Co. Ltd.	99,600	1,396
	Sagami Holdings Corp.	113,561	1,388
	Toyo Construction Co. Ltd.	402,842	1,386
	Warabeya Nichiyo Holdings Co. Ltd.	78,996	1,384
	Komtasu Matere Co. Ltd.	196,162	1,381
	Michinoku Bank Ltd.	88,213	1,371
	Jamco Corp.	59,211	1,370
*	Space Value Holdings Co. Ltd.	159,921	1,365
	Kanagawa Chuo Kotsu Co. Ltd.	39,216	1,359
	Achilles Corp.	80,825	1,359
	Shinnihon Corp.	143,190	1,358
*	Unitika Ltd.	318,800	1,347
	Fujita Kanko Inc.	53,051	1,345
	Sodick Co. Ltd.	214,482	1,344
	JSP Corp.	68,636	1,343
	Kourakuen Holdings Corp.	56,133	1,342
	Yorozu Corp.	106,428	1,336
	GLOBERIDE Inc.	57,300	1,334
	Nihon Nohyaku Co. Ltd.	287,355	1,331
	Tamron Co. Ltd.	93,454	1,330
	Feed One Co. Ltd.	822,491	1,329
	Dai Nippon Toryo Co. Ltd.	150,009	1,329
	Kenko Mayonnaise Co. Ltd.	74,999	1,326
^	Alpen Co. Ltd.	86,250	1,320
	Nagatanien Holdings Co. Ltd.	60,249	1,315
	Nippon Denko Co. Ltd.	657,617	1,306
	Fuji Pharma Co. Ltd.	80,714	1,300
	Chukyo Bank Ltd.	66,715	1,296
^	Genky DrugStores Co. Ltd.	47,951	1,292
	Trust Tech Inc.	51,325	1,286
	CI Takiron Corp.	242,605	1,285
^	Akatsuki Inc.	27,921	1,282
	Sumitomo Densetsu Co. Ltd.	77,077	1,281
	Hosokawa Micron Corp.	33,642	1,275
	Namura Shipbuilding Co. Ltd.	297,620	1,270
	Tochigi Bank Ltd.	552,057	1,258
*	KLab Inc.	166,318	1,252
	ASKA Pharmaceutical Co. Ltd.	124,152	1,248
	Advan Co. Ltd.	149,072	1,246
	Shin-Etsu Polymer Co. Ltd.	201,715	1,246
	Itoki Corp.	229,160	1,243
^	Fujiya Co. Ltd.	59,519	1,242
	Itochu-Shokuhin Co. Ltd.	28,590	1,237
	Iseki & Co. Ltd.	86,257	1,237
	Towa Bank Ltd.	181,916	1,230
^	PIA Corp.	35,338	1,229
	Shinwa Co. Ltd.	64,629	1,218
*,^	M&A Capital Partners Co. Ltd.	35,339	1,217
	Nihon Chouzai Co. Ltd.	41,948	1,215
^	Katakura Industries Co. Ltd.	120,038	1,215
	Nichiden Corp.	84,175	1,214
^	BRONCO BILLY Co. Ltd.	48,787	1,207
	Koatsu Gas Kogyo Co. Ltd.	154,729	1,205
	Kyodo Printing Co. Ltd.	53,876	1,204
	Onoken Co. Ltd.	81,915	1,200
	Stella Chemifa Corp.	51,611	1,199
	Nissin Sugar Co. Ltd.	63,500	1,193

38

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Toa Corp.	132,225	1,191
^	Kitanotatsujin Corp.	352,468	1,189
	Sac’s Bar Holdings Inc.	116,961	1,188
	Oyo Corp.	117,204	1,188
	Kyokuto Securities Co. Ltd.	111,042	1,184
*,^	Remixpoint Inc.	322,249	1,180
	Cawachi Ltd.	71,475	1,177
	F@N Communications Inc.	241,371	1,177
	Micronics Japan Co. Ltd.	186,889	1,175
	Toa Corp.	98,110	1,174
	Fukuda Corp.	31,600	1,166
^	Strike Co. Ltd.	80,332	1,165
	Sekisui Plastics Co. Ltd.	138,160	1,164
^	OPT Holding Inc.	88,678	1,163
^	Yonex Co. Ltd.	216,078	1,163
	Aisan Industry Co. Ltd.	172,876	1,161
	Nichiban Co. Ltd.	67,474	1,161
	Ministop Co. Ltd.	61,866	1,160
	Amuse Inc.	54,421	1,160
	K&O Energy Group Inc.	85,018	1,158
^	Yamashin-Filter Corp.	201,426	1,156
	Chiyoda Integre Co. Ltd.	64,427	1,154
	Pasona Group Inc.	112,800	1,152
	Arakawa Chemical Industries Ltd.	96,278	1,146
	CONEXIO Corp.	90,739	1,137
	Riken Technos Corp.	275,100	1,136
	Tosei Corp.	149,200	1,136
	Happinet Corp.	88,793	1,136
	Zuken Inc.	83,604	1,134
	Central Sports Co. Ltd.	35,454	1,130
	Tokyo Individualized Educational Institute Inc.	121,387	1,130
	Teikoku Electric Manufacturing Co. Ltd.	96,154	1,128
	Nitto Kohki Co. Ltd.	58,614	1,125
	Japan Transcity Corp.	282,857	1,124
	Kanaden Corp.	106,133	1,117
	Daikokutenbussan Co. Ltd.	29,904	1,115
	Osaka Steel Co. Ltd.	67,527	1,115
^	Marvelous Inc.	155,897	1,114
	Alconix Corp.	112,706	1,114
	Sinanen Holdings Co. Ltd.	50,668	1,110
	FIDEA Holdings Co. Ltd.	908,454	1,106
	Studio Alice Co. Ltd.	52,824	1,103
	WATAMI Co. Ltd.	93,067	1,101
	Bank of Saga Ltd.	68,753	1,101
	Jimoto Holdings Inc.	957,856	1,096
	Fudo Tetra Corp.	70,354	1,087
^	IDOM Inc.	327,281	1,084
	Uchida Yoko Co. Ltd.	45,282	1,076
	ST Corp.	63,324	1,069
	Aiphone Co. Ltd.	69,885	1,067
	Mitsuba Corp.	188,371	1,059
^	Fixstars Corp.	118,500	1,057
	Torishima Pump Manufacturing Co. Ltd.	124,128	1,052
	Kasai Kogyo Co. Ltd.	140,417	1,047
	Nippon Parking Development Co. Ltd.	804,381	1,040
	Gakken Holdings Co. Ltd.	26,801	1,038
	Mars Group Holdings Corp.	51,685	1,035
	Kyosan Electric Manufacturing Co. Ltd.	268,928	1,033
	Toyo Kanetsu KK	49,790	1,015
	France Bed Holdings Co. Ltd.	123,300	1,012
	Sanyo Shokai Ltd.	61,621	1,010
	Mitsui Matsushima Holdings Co. Ltd.	80,871	1,002
	Keiyo Co. Ltd.	210,724	1,001
	Mitsubishi Research Institute Inc.	34,738	999

39

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Denyo Co. Ltd.	81,101	992
	Icom Inc.	54,805	992
	Mitsubishi Steel Manufacturing Co. Ltd.	67,838	989
	Cosel Co. Ltd.	116,886	987
^	Mitsui High-Tec Inc.	128,543	987
	Nihon Tokushu Toryo Co. Ltd.	83,572	986
	MTI Ltd.	172,309	974
^	RS Technologies Co. Ltd.	37,654	974
^	ValueCommerce Co. Ltd.	87,200	972
	Hokkaido Gas Co. Ltd.	70,007	972
	Toho Co. Ltd.	49,173	971
	Mimasu Semiconductor Industry Co. Ltd.	82,018	971
	CHIMNEY Co. Ltd.	43,432	968
	Asunaro Aoki Construction Co. Ltd.	113,040	967
	Toyo Corp.	131,211	965
	Toenec Corp.	36,724	965
	Tokyo Energy & Systems Inc.	110,005	965
	Halows Co. Ltd.	46,151	963
	Nissin Corp.	59,045	962
	Yahagi Construction Co. Ltd.	150,623	961
	Ryoden Corp.	74,274	954
	Hokkan Holdings Ltd.	59,404	943
	Nippon Beet Sugar Manufacturing Co. Ltd.	57,222	939
	Chori Co. Ltd.	61,953	938
	WDB Holdings Co. Ltd.	42,504	922
	Daikyo Inc.	34,093	918
	Fuso Pharmaceutical Industries Ltd.	39,035	917
	Yushin Precision Equipment Co. Ltd.	118,633	914
	Cybozu Inc.	151,766	910
	World Holdings Co. Ltd.	46,591	910
	Organo Corp.	38,129	908
	Godo Steel Ltd.	62,179	908
	Matsuda Sangyo Co. Ltd.	68,507	907
	Kita-Nippon Bank Ltd.	44,446	904
	Shimizu Bank Ltd.	61,677	904
	Chiba Kogyo Bank Ltd.	272,400	900
	SRA Holdings	37,753	899
	Alpha Systems Inc.	39,423	898
	Parco Co. Ltd.	87,711	890
*,^	Pioneer Corp.	1,530,046	890
	Kurimoto Ltd.	70,113	885
	Hochiki Corp.	84,124	881
	Kansai Super Market Ltd.	97,032	881
	Aeon Fantasy Co. Ltd.	35,544	875
	eRex Co. Ltd.	171,592	874
*	Sanden Holdings Corp.	128,818	871
	CTS Co. Ltd.	148,973	870
	Tsukuba Bank Ltd.	437,582	866
	ASAHI YUKIZAI Corp.	65,451	865
	Taisei Lamick Co. Ltd.	32,617	864
	Maezawa Kyuso Industries Co. Ltd.	51,364	863
	Kitagawa Corp.	41,770	859
	Gurunavi Inc.	137,864	852
	Tatsuta Electric Wire and Cable Co. Ltd.	194,859	850
	Wowow Inc.	30,633	849
	JP-Holdings Inc.	360,632	847
	Asahi Co. Ltd.	67,524	845
	Japan Cash Machine Co. Ltd.	97,177	838
	Tv Tokyo Holdings Corp.	38,913	837
	Daisyo Corp.	59,616	836
	Misawa Homes Co. Ltd.	122,538	832
	CMIC Holdings Co. Ltd.	52,810	828
	Pronexus Inc.	87,917	827
	Chuo Spring Co. Ltd.	27,263	825

40

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*,^	Toyo Engineering Corp.	141,595	823
	Hisaka Works Ltd.	110,236	822
	Mito Securities Co. Ltd.	345,814	810
	Aichi Corp.	152,505	810
*,^	Nisso Corp.	46,000	808
^	Weathernews Inc.	31,298	802
	Sankyo Seiko Co. Ltd.	208,137	788
^	Meiko Network Japan Co. Ltd.	96,194	787
	Tomoku Co. Ltd.	50,794	784
	Mitsubishi Paper Mills Ltd.	160,325	781
	Shibusawa Warehouse Co. Ltd.	53,391	781
	Tsutsumi Jewelry Co. Ltd.	46,523	781
	Yomiuri Land Co. Ltd.	22,388	779
	Takaoka Toko Co. Ltd.	62,022	774
*,^	Nippon Sharyo Ltd.	38,212	767
^	Optorun Co. Ltd.	50,506	764
^	Hito Communications Inc.	60,129	763
	Tokyo Rakutenchi Co. Ltd.	17,452	759
*	Shin Nippon Biomedical Laboratories Ltd.	124,229	756
	Srg Takamiya Co. Ltd.	109,775	754
^	COOKPAD Inc.	274,525	744
*,^	Akebono Brake Industry Co. Ltd.	447,976	743
	Wellnet Corp.	85,643	742
	Artnature Inc.	126,227	740
	Maezawa Kasei Industries Co. Ltd.	75,258	739
	Elematec Corp.	41,860	736
*,^	Medical Data Vision Co. Ltd.	88,908	735
	GCA Corp.	121,958	733
^	Rorze Corp.	59,010	729
	Nihon Yamamura Glass Co. Ltd.	51,470	729
	Seika Corp.	52,217	720
	Chugai Ro Co. Ltd.	38,129	715
	Rhythm Watch Co. Ltd.	41,251	715
	T RAD Co. Ltd.	34,134	715
	Sanei Architecture Planning Co. Ltd.	56,501	705
^	Ohara Inc.	47,987	705
*	KNT-CT Holdings Co. Ltd.	69,863	703
	Yushiro Chemical Industry Co. Ltd.	65,012	700
	SWCC Showa Holdings Co. Ltd.	126,696	695
	Kitano Construction Corp.	23,092	692
^	Towa Corp.	130,147	687
	Okura Industrial Co. Ltd.	40,559	679
	Taiho Kogyo Co. Ltd.	77,263	672
	Fujikura Kasei Co. Ltd.	123,278	671
	Atsugi Co. Ltd.	76,668	670
	Ateam Inc.	50,815	669
	Linical Co. Ltd.	56,843	669
	Sanoh Industrial Co. Ltd.	131,782	660
*	Kojima Co. Ltd.	151,201	656
	Showa Aircraft Industry Co. Ltd.	56,608	655
	AOI Electronics Co. Ltd.	28,511	655
	Nippon Coke & Engineering Co. Ltd.	787,278	652
	Fuji Oil Co. Ltd.	237,736	637
	Corona Corp. Class A	65,691	636
	Hakuto Co. Ltd.	61,962	636
	CAC Holdings Corp.	74,880	636
	Chuetsu Pulp & Paper Co. Ltd.	50,703	635
	Gun-Ei Chemical Industry Co. Ltd.	27,199	633
	Toyo Securities Co. Ltd.	408,286	632
	PC Depot Corp.	159,940	629
	Tokyo Rope Manufacturing Co. Ltd.	73,863	627
	SMK Corp.	31,020	612
	Daikoku Denki Co. Ltd.	43,834	598
	Hodogaya Chemical Co. Ltd.	32,715	598

41

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Toli Corp.	263,868	596
	Tosho Printing Co. Ltd.	96,289	596
	Honeys Holdings Co. Ltd.	84,006	594
	Inaba Seisakusho Co. Ltd.	51,448	584
	Fields Corp.	82,878	577
	Shimojima Co. Ltd.	63,984	577
	Zuiko Corp.	24,480	574
	Gecoss Corp.	61,164	571
	Fujitsu Frontech Ltd.	56,915	552
	Toa Oil Co. Ltd.	38,450	541
	NEC Capital Solutions Ltd.	37,437	522
^	Tateru Inc.	186,055	517
	Takihyo Co. Ltd.	32,385	499
	Right On Co. Ltd.	63,885	493
	Sumitomo Precision Products Co. Ltd.	18,051	487
	Airport Facilities Co. Ltd.	101,608	479
	Paris Miki Holdings Inc.	120,822	468
	Nakayama Steel Works Ltd.	107,585	467
	Fukui Computer Holdings Inc.	36,820	462
	Cleanup Corp.	77,914	456
*	Tokyo Base Co. Ltd.	93,810	454
^	Toyo Denki Seizo KK	40,121	444
	Tokyo Electron Device Ltd.	28,224	441
	Nippon Chemiphar Co. Ltd.	16,342	435
*	Aplus Financial Co. Ltd.	596,261	434
^	Toda Kogyo Corp.	21,088	420
*	Kinki Sharyo Co. Ltd.	22,152	400
*,^	Funai Electric Co. Ltd.	82,615	396
	Dai-ichi Seiko Co. Ltd.	36,735	380
*,^	FDK Corp.	41,164	348
*,^	Senshukai Co. Ltd.	136,424	322
*,^	Laox Co. Ltd.	137,705	306
			22,217,653
Mexico (0.0%)
	Elis SA	348,824	5,801

Netherlands (2.8%)
	Unilever NV	9,061,760	490,897
	ASML Holding NV	2,433,738	381,269
	ING Groep NV	23,339,542	251,054
	Koninklijke Philips NV	5,551,866	194,646
	Koninklijke Ahold Delhaize NV	6,496,020	164,104
	Heineken NV	1,408,529	124,495
	Akzo Nobel NV	1,511,337	121,714
*	Unibail-Rodamco-Westfield	606,349	93,829
	Wolters Kluwer NV	1,592,654	93,660
	Koninklijke DSM NV	1,044,922	84,770
	NN Group NV	2,040,213	81,116
	ArcelorMittal	3,615,202	74,836
2	ABN AMRO Group NV	2,475,702	58,258
	Koninklijke KPN NV	19,776,691	57,768
	Heineken Holding NV	631,588	53,361
	Aegon NV	10,104,403	47,325
	ASR Nederland NV	797,345	31,550
*	Unibail-Rodamco-Westfield CDI	198,857	30,850
	Randstad NV	654,877	30,026
*	Gemalto NV	495,020	28,740
*	Galapagos NV	279,800	25,647
	IMCD NV	318,931	20,416
*,2	Adyen NV	35,969	19,432
	Aalberts Industries NV	576,562	19,176
	Koninklijke Vopak NV	394,886	17,907
	SBM Offshore NV	1,062,373	15,697
2	Signify NV	646,117	15,115

42

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	TKH Group NV	256,493	11,928
^	Boskalis Westminster	476,793	11,834
*	OCI NV	578,033	11,804
*,2	Takeaway.com NV	163,836	11,072
*	VEON Ltd.	3,959,933	10,105
	Corbion NV	360,273	10,089
	ASM International NV	236,789	9,763
*	BE Semiconductor Industries NV	436,491	9,201
	Eurocommercial Properties NV	296,028	9,137
	Sligro Food Group NV	213,475	8,523
^	Wereldhave NV	262,492	8,167
	APERAM SA	305,863	8,048
2	Intertrust NV	467,920	7,855
*,^	ALTICE EUROPE NV	3,436,338	6,668
*	TomTom NV	711,234	6,420
2	GrandVision NV	283,837	6,217
	PostNL NV	2,696,364	6,166
*,2	Basic-Fit NV	201,759	6,001
	AMG Advanced Metallurgical Group NV	177,742	5,735
2	Flow Traders	165,338	5,277
	Arcadis NV	427,055	5,216
	Koninklijke BAM Groep NV	1,511,168	4,338
	NSI NV	104,267	4,078
*,^	Fugro NV	472,236	4,078
	Vastned Retail NV	108,537	3,892
	Accell Group NV	147,299	3,180
^	Wessanen	309,260	2,826
	Koninklijke Volkerwessels NV	143,959	2,279
	ForFarmers NV	228,864	2,108
2	B&S Group Sarl	139,510	2,106
2	NIBC Holding NV	221,313	2,103
	Aegon NV (New York Shares)	387,103	1,800
	Brunel International NV	125,543	1,569
*	ALTICE EUROPE NV Class B	305,206	592
			2,837,833
New Zealand (0.3%)
*	a2 Milk Co. Ltd.	4,334,238	32,561
	Spark New Zealand Ltd.	11,014,021	30,723
	Fisher & Paykel Healthcare Corp. Ltd.	3,375,756	29,500
	Auckland International Airport Ltd.	5,556,078	26,816
	Ryman Healthcare Ltd.	2,451,052	17,689
	Contact Energy Ltd.	4,380,043	17,364
*	Fletcher Building Ltd.	5,120,520	16,788
	Meridian Energy Ltd.	7,315,321	16,739
	Trade Me Group Ltd.	2,485,934	10,598
	Mainfreight Ltd.	494,695	10,233
	SKYCITY Entertainment Group Ltd.	4,233,689	10,098
	Mercury NZ Ltd.	4,061,673	9,945
	Chorus Ltd.	2,676,692	8,722
	Z Energy Ltd.	2,166,163	7,991
	Kiwi Property Group Ltd.	8,260,431	7,575
^	EBOS Group Ltd.	506,344	6,826
	Goodman Property Trust	6,256,705	6,429
	Air New Zealand Ltd.	3,017,815	6,287
	Infratil Ltd.	2,262,541	5,547
	Summerset Group Holdings Ltd.	1,272,838	5,447
	Genesis Energy Ltd.	2,859,809	5,015
	Precinct Properties New Zealand Ltd.	4,881,933	4,854
	Freightways Ltd.	863,756	4,264
	Argosy Property Ltd.	4,871,853	3,924
*	Synlait Milk Ltd.	587,782	3,556
	Metlifecare Ltd.	974,808	3,532
*	Restaurant Brands New Zealand Ltd.	627,171	3,516
	Vector Ltd.	1,497,037	3,350

43

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
^	Vital Healthcare Property Trust	2,174,912	3,052
	SKY Network Television Ltd.	2,257,861	2,806
	Tourism Holdings Ltd.	674,283	2,333
*	Heartland Group Holdings Ltd.	2,466,860	2,285
	Kathmandu Holdings Ltd.	1,044,795	1,925
	New Zealand Refining Co. Ltd.	1,207,954	1,908
*	TOWER Ltd.	1,856,910	929
			331,127
Norway (0.8%)
	Equinor ASA	5,900,413	125,160
	DNB ASA	6,342,411	101,806
	Telenor ASA	3,983,943	77,369
	Marine Harvest ASA	2,464,757	51,951
	Yara International ASA	1,045,232	40,293
	Norsk Hydro ASA	8,017,430	36,328
	Orkla ASA	4,571,676	35,796
	Storebrand ASA	2,815,583	20,086
	Schibsted ASA Class A	545,287	18,320
	Aker BP ASA	644,754	16,256
	Gjensidige Forsikring ASA	996,324	15,586
	Schibsted ASA Class B	508,516	15,469
	Salmar ASA	311,301	15,440
	Subsea 7 SA	1,551,879	15,122
	TGS NOPEC Geophysical Co. ASA	620,695	14,997
	Tomra Systems ASA	657,708	14,813
	Leroy Seafood Group ASA	1,551,693	11,809
	Bakkafrost P/F	238,131	11,655
	SpareBank 1 SR-Bank ASA	1,088,015	11,226
2	Entra ASA	661,878	8,815
	SpareBank 1 SMN	831,096	8,106
	Aker ASA	142,957	7,641
*	Norwegian Finans Holding ASA	952,827	7,386
	Veidekke ASA	642,513	7,196
	Austevoll Seafood ASA	519,324	6,411
	Atea ASA	477,589	6,142
	Kongsberg Gruppen ASA	445,825	6,061
*,^	Borr Drilling Ltd.	2,335,623	5,783
	DNO ASA	3,649,983	5,303
	Borregaard ASA	576,700	4,996
2	Sbanken ASA	473,843	4,107
*,2	Aker Solutions ASA	855,376	3,925
	Grieg Seafood ASA	323,012	3,815
*,2	Elkem ASA	1,439,245	3,689
2	Evry AS	996,360	3,629
*,^	Nordic Semiconductor ASA	858,541	2,867
*	Petroleum Geo-Services ASA	1,861,517	2,546
*,^	Wallenius Wilhelmsen ASA	617,851	2,122
	Ocean Yield ASA	280,471	1,923
	Norway Royal Salmon ASA	91,366	1,892
*,^	Norwegian Air Shuttle ASA	88,718	1,789
	Stolt-Nielsen Ltd.	144,973	1,709
^,2	XXL ASA	561,411	1,700
§	Sparebank 1 Oestlandet	162,374	1,609
*,^,2	BW LPG Ltd.	411,930	1,241
*	Akastor ASA	816,808	1,232
*	Otello Corp. ASA	736,599	1,128
	Hoegh LNG Holdings Ltd.	237,778	1,053
			765,298
Poland (0.4%)
	Powszechna Kasa Oszczednosci Bank Polski SA	5,105,688	53,934
	Polski Koncern Naftowy ORLEN SA	1,857,382	53,815
	Powszechny Zaklad Ubezpieczen SA	3,359,647	39,582
	Bank Polska Kasa Opieki SA	941,920	27,461
*	KGHM Polska Miedz SA	819,705	19,447

44

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Polskie Gornictwo Naftowe i Gazownictwo SA	10,352,249	19,141
	Santander Bank Polska SA	177,561	17,067
*	CD Projekt SA	374,129	14,555
	Grupa Lotos SA	594,365	14,082
*	PGE Polska Grupa Energetyczna SA	4,395,522	11,786
	LPP SA	5,054	10,626
*	Cyfrowy Polsat SA	1,598,082	9,669
	CCC SA	170,988	8,871
	mBank SA	78,060	8,865
*	Bank Millennium SA	3,668,287	8,697
*	Alior Bank SA	571,358	8,135
*,2	Dino Polska SA	288,027	7,397
*	Jastrzebska Spolka Weglowa SA	302,416	5,468
	Asseco Poland SA	433,045	5,343
*	Orange Polska SA	3,934,221	5,049
*	AmRest Holdings SE	414,348	4,463
	KRUK SA	100,867	4,228
	Kernel Holding SA	291,850	3,822
*	Tauron Polska Energia SA	6,283,145	3,683
	Bank Handlowy w Warszawie SA	192,487	3,554
2	PLAY Communications SA	627,862	3,508
*	Enea SA	1,236,977	3,278
*	Energa SA	1,190,895	2,845
	Grupa Azoty SA	263,405	2,207
	Eurocash SA	442,504	2,087
	Budimex SA	64,795	1,970
*	PKP Cargo SA	166,759	1,964
	Ciech SA	145,198	1,721
	Warsaw Stock Exchange	151,464	1,484
*	Lubelski Wegiel Bogdanka SA	65,281	901
	Neuca SA	10,060	659
*,^	Boryszew SA	391,867	492
			391,856
Portugal (0.2%)
	Galp Energia SGPS SA	3,092,222	48,690
	EDP - Energias de Portugal SA	13,571,854	47,478
	Jeronimo Martins SGPS SA	1,469,743	17,417
*	Banco Comercial Portugues SA	47,396,116	12,467
	EDP Renovaveis SA	920,294	8,251
	NOS SGPS SA	1,280,971	7,768
	REN - Redes Energeticas Nacionais SGPS SA	2,235,279	6,244
	Navigator Co. SA	1,483,917	6,122
	Sonae SGPS SA	5,664,854	5,266
	CTT-Correios de Portugal SA	876,588	2,957
	Altri SGPS SA	406,965	2,712
	Semapa-Sociedade de Investimento e Gestao	133,830	2,011
^	Corticeira Amorim SGPS SA	186,503	1,935
*	Mota-Engil SGPS SA	608,187	1,124
*	Banco Espirito Santo SA	10,412,510	12
			170,454
Singapore (1.2%)
	DBS Group Holdings Ltd.	10,794,633	187,717
	Oversea-Chinese Banking Corp. Ltd.	19,901,615	164,618
	United Overseas Bank Ltd.	7,665,306	138,665
	Singapore Telecommunications Ltd.	44,528,533	95,836
	Keppel Corp. Ltd.	8,579,406	37,245
	CapitaLand Ltd.	15,053,106	34,328
	Ascendas REIT	15,133,627	28,560
	Wilmar International Ltd.	11,645,504	26,669
	Singapore Exchange Ltd.	4,927,044	25,822
	Genting Singapore Ltd.	34,510,773	24,703
	CapitaLand Mall Trust	14,373,672	23,836
	Singapore Technologies Engineering Ltd.	9,172,696	23,514
	Singapore Airlines Ltd.	3,048,481	21,060

45

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	ComfortDelGro Corp. Ltd.	12,365,581	19,532
	CapitaLand Commercial Trust	14,616,028	18,773
	City Developments Ltd.	2,815,883	16,787
	Singapore Press Holdings Ltd.	9,678,474	16,678
	Venture Corp. Ltd.	1,543,102	15,843
	Jardine Cycle & Carriage Ltd.	603,587	15,626
	Suntec REIT	11,736,652	15,310
	Mapletree Commercial Trust	11,484,356	13,896
	UOL Group Ltd.	2,958,264	13,454
	SATS Ltd.	3,905,762	13,377
	Mapletree Logistics Trust	14,437,143	13,354
	Mapletree Industrial Trust	7,927,856	11,119
	Mapletree North Asia Commercial Trust	12,526,583	10,481
	Sembcorp Industries Ltd.	5,622,823	10,476
	NetLink NBN Trust	18,224,428	10,229
	Keppel REIT	12,173,732	10,193
	Hutchison Port Holdings Trust	30,312,216	7,427
	Golden Agri-Resources Ltd.	37,935,323	6,811
	Frasers Logistics & Industrial Trust	8,617,610	6,519
	Singapore Post Ltd.	8,874,259	5,955
	Sembcorp Marine Ltd.	4,782,477	5,407
	Manulife US REIT	6,756,297	5,198
	Ascott Residence Trust	6,471,711	5,124
	Frasers Centrepoint Trust	3,215,939	5,118
	United Engineers Ltd.	2,659,617	4,942
	Bukit Sembawang Estates Ltd.	1,171,800	4,864
	CDL Hospitality Trusts	4,480,614	4,799
	Keppel DC REIT	4,789,494	4,748
	ESR-REIT	12,577,905	4,702
	StarHub Ltd.	3,475,616	4,459
	Raffles Medical Group Ltd.	5,438,512	4,391
	Parkway Life REIT	2,229,830	4,301
	Keppel Infrastructure Trust	11,882,464	4,227
	Starhill Global REIT	8,161,892	4,074
	Ascendas India Trust	4,815,800	3,822
	Frasers Commercial Trust	3,772,051	3,790
	First Resources Ltd.	3,106,127	3,519
	CapitaLand Retail China Trust	3,405,784	3,399
	Cache Logistics Trust	5,987,419	3,056
	OUE Hospitality Trust	6,202,946	3,049
	M1 Ltd.	1,965,244	3,017
	Wing Tai Holdings Ltd.	2,105,653	2,984
	AIMS AMP Capital Industrial REIT	3,016,300	2,946
	Ascendas Hospitality Trust	5,002,713	2,824
	Frasers Property Ltd.	2,118,658	2,567
	SPH REIT	3,482,709	2,555
	SIA Engineering Co. Ltd.	1,525,028	2,538
	Far East Hospitality Trust	5,350,010	2,376
	GuocoLand Ltd.	1,722,815	2,275
	First REIT	3,118,382	2,253
	Frasers Hospitality Trust	4,294,092	2,206
	Soilbuild Business Space REIT	4,518,634	1,923
	Sheng Siong Group Ltd.	2,429,265	1,888
	RHT Health Trust	3,197,701	1,714
	OUE Ltd.	1,589,204	1,667
	Yoma Strategic Holdings Ltd.	6,670,268	1,663
	Accordia Golf Trust	4,450,055	1,653
	Sabana Shari’ah Compliant Industrial REIT	5,567,101	1,594
	Lippo Malls Indonesia Retail Trust	11,708,176	1,566
	Silverlake Axis Ltd.	4,407,061	1,340
	Boustead Singapore Ltd.	1,793,076	1,052
	Bumitama Agri Ltd.	1,820,023	828
	Asian Pay Television Trust	7,666,749	715
*,^,§	Hyflux Ltd.	2,817,700	434

46

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*,§	Noble Group Ltd.	4,883,318	290
*,^,§	Ezra Holdings Ltd.	10,329,900	83
*,§	Ezion Holdings Ltd. Warrants Exp. 04/15/2020	720,757	1
*,^	Ezion Holdings Ltd. Warrants Exp. 04/16/2023	5,153,611	—
			1,218,354
South Korea (4.5%)
	Samsung Electronics Co. Ltd.	25,492,939	887,453
	SK Hynix Inc.	3,092,346	168,584
	Samsung Electronics Co. Ltd. Preference Shares	4,312,708	123,230
	Samsung Electronics Co. Ltd. GDR	127,324	110,330
*,^	Celltrion Inc.	475,082	95,439
	KB Financial Group Inc.	2,257,433	94,173
	Shinhan Financial Group Co. Ltd.	2,541,833	90,124
	Hyundai Motor Co.	845,249	89,732
	POSCO	407,160	89,059
	NAVER Corp.	801,372	87,827
	LG Chem Ltd.	266,041	82,930
	Hyundai Mobis Co. Ltd.	389,799	66,505
	Samsung SDI Co. Ltd.	313,930	61,705
	KT&G Corp.	659,675	60,061
	Hana Financial Group Inc.	1,772,142	57,635
	SK Innovation Co. Ltd.	347,972	55,855
	LG Household & Health Care Ltd.	50,418	49,829
	Samsung C&T Corp.	499,978	47,325
	Kia Motors Corp.	1,536,620	46,317
	SK Holdings Co. Ltd.	197,546	46,094
	Samsung Fire & Marine Insurance Co. Ltd.	186,470	44,838
	NCSoft Corp.	101,831	42,685
	Woori Bank	3,027,421	42,335
	Korea Electric Power Corp.	1,299,959	38,507
	Samsung SDS Co. Ltd.	190,110	34,792
	Amorepacific Corp.	182,061	34,256
	LG Corp.	537,577	33,667
	LG Electronics Inc.	587,183	32,925
^	Samsung Electro-Mechanics Co. Ltd.	332,503	30,996
	Kakao Corp.	314,867	29,083
*	Hyundai Heavy Industries Co. Ltd.	251,330	28,989
	Samsung Life Insurance Co. Ltd.	379,470	27,767
*,2	Samsung Biologics Co. Ltd.	79,669	27,712
	Korea Zinc Co. Ltd.	59,083	22,877
	Coway Co. Ltd.	335,349	22,175
	Lotte Chemical Corp.	88,029	21,887
	LG Display Co. Ltd.	1,335,369	21,670
	S-Oil Corp.	245,093	21,378
	Hyundai Engineering & Construction Co. Ltd.	434,312	21,271
*,^	Celltrion Healthcare Co. Ltd.	309,596	21,011
*,^	SillaJen Inc.	312,087	20,658
	Industrial Bank of Korea	1,582,711	19,933
	E-MART Inc.	120,045	19,605
*	Hyundai Heavy Industries Holdings Co. Ltd.	62,314	19,306
*,^	ViroMed Co. Ltd.	81,417	18,652
	Hyundai Steel Co.	449,021	18,259
	Kangwon Land Inc.	633,236	18,128
	LG Uplus Corp.	1,144,628	18,090
	DB Insurance Co. Ltd.	280,832	17,687
	Hanmi Pharm Co. Ltd.	41,818	17,456
*	Samsung Heavy Industries Co. Ltd.	2,615,413	17,409
	SK Telecom Co. Ltd.	71,182	17,175
*,^	Lotte Corp.	355,610	16,801
	Hankook Tire Co. Ltd.	444,740	15,985
	SK Telecom Co. Ltd. ADR	591,651	15,856
*,^	HLB Inc.	211,010	15,176
	Hyundai Motor Co. 2nd Preference Shares	219,688	15,160
^	Fila Korea Ltd.	311,352	15,039

47

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Daelim Industrial Co. Ltd.	162,738	14,950
*	Samsung Engineering Co. Ltd.	935,597	14,775
	GS Holdings Corp.	306,808	14,178
	CJ CheilJedang Corp.	46,873	13,894
	Orion Corp.	128,846	13,818
	Mirae Asset Daewoo Co. Ltd.	2,264,865	13,297
	Hyundai Marine & Fire Insurance Co. Ltd.	361,192	13,264
^	GS Engineering & Construction Corp.	337,211	13,225
	Hyundai Glovis Co. Ltd.	110,318	12,747
	Medy-Tox Inc.	24,491	12,727
	Hotel Shilla Co. Ltd.	185,078	12,695
	Lotte Shopping Co. Ltd.	66,451	12,546
	Korea Investment Holdings Co. Ltd.	225,757	12,074
	CJ ENM Co. Ltd.	63,049	11,413
	BNK Financial Group Inc.	1,729,922	11,361
	AMOREPACIFIC Group	170,714	11,140
*,^	Korea Aerospace Industries Ltd.	386,152	11,061
	Samsung Securities Co. Ltd.	379,931	10,744
^,2	Netmarble Corp.	106,140	10,607
	OCI Co. Ltd.	108,136	10,388
	S-1 Corp.	113,179	10,169
	LG Chem Ltd. Preference Shares	57,901	10,152
	Yuhan Corp.	53,174	9,758
	Shinsegae Inc.	41,298	9,482
^	Hyundai Elevator Co. Ltd.	96,736	9,294
	KCC Corp.	33,449	9,243
	Hanon Systems	950,709	9,213
	LG Household & Health Care Ltd. Preference Shares	15,563	9,163
	NH Investment & Securities Co. Ltd.	768,529	9,008
	Hanwha Chemical Corp.	489,540	8,880
*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	280,876	8,628
	Hyundai Motor Co. Preference Shares	136,090	8,566
	Korean Air Lines Co. Ltd.	285,066	8,449
	Cheil Worldwide Inc.	413,363	8,331
	Kumho Petrochemical Co. Ltd.	102,956	8,061
	CJ Corp.	73,334	7,998
*	HDC Hyundai Development Co-Engineering & Construction	182,057	7,885
	Hyundai Department Store Co. Ltd.	89,446	7,243
	Hanwha Corp.	256,567	7,207
*	Hanall Biopharma Co. Ltd.	221,152	7,196
*,^	Hyundai Rotem Co. Ltd.	285,225	7,143
^	POSCO Chemtech Co. Ltd.	124,609	7,129
	Amorepacific Corp. Preference Shares	76,438	7,044
	DGB Financial Group Inc.	925,826	6,897
	Com2uSCorp	59,381	6,893
*	Korea Gas Corp.	158,446	6,849
*	Pearl Abyss Corp.	36,469	6,826
^	BGF retail Co. Ltd.	36,944	6,743
*,^	CJ Logistics Corp.	44,248	6,619
	Meritz Securities Co. Ltd.	1,722,977	6,611
^	LG Innotek Co. Ltd.	84,761	6,581
*,^	Hyundai Mipo Dockyard Co. Ltd.	121,078	6,526
	Meritz Fire & Marine Insurance Co. Ltd.	331,966	6,493
*,^	Korea Electric Power Corp. ADR	434,699	6,412
*	Hanwha Aerospace Co. Ltd.	212,836	6,212
	Hanwha Life Insurance Co. Ltd.	1,640,585	6,211
*	Shinhan Financial Group Co. Ltd. ADR	173,820	6,169
	Youngone Corp.	177,263	6,105
*,^	Celltrion Pharm Inc.	104,300	5,960
^	Hanmi Science Co. ltd	81,608	5,786
	LG Electronics Inc. Preference Shares	243,709	5,758
	Kolmar Korea Co. Ltd.	90,217	5,703
	GS Retail Co. Ltd.	156,941	5,688
	Samsung Card Co. Ltd.	178,258	5,507

48

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Kolon Industries Inc.	106,792	5,497
*,^	Doosan Infracore Co. Ltd.	801,706	5,462
	Koh Young Technology Inc.	72,873	5,395
*,^	Hyundai Merchant Marine Co. Ltd.	1,609,318	5,329
*	Daewoo Engineering & Construction Co. Ltd.	1,068,027	5,157
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	33,052	5,144
	Douzone Bizon Co. Ltd.	108,016	5,034
	Ottogi Corp.	7,767	5,033
^	Mando Corp.	192,655	4,999
2	Orange Life Insurance Ltd.	194,753	4,886
^	KIWOOM Securities Co. Ltd.	69,346	4,877
*	Genexine Co. Ltd.	74,529	4,874
	Posco Daewoo Corp.	294,255	4,804
	Hanjin Kal Corp.	178,209	4,769
^	Cosmax Inc.	40,371	4,716
*	SM Entertainment Co. Ltd.	99,525	4,677
	Bukwang Pharmaceutical Co. Ltd.	209,575	4,677
	LS Corp.	104,845	4,620
^	Paradise Co. Ltd.	271,991	4,606
*	Pan Ocean Co. Ltd.	1,136,769	4,539
^	Daewoong Pharmaceutical Co. Ltd.	26,644	4,519
	JB Financial Group Co. Ltd.	879,046	4,495
*	Hugel Inc.	13,056	4,478
	NongShim Co. Ltd.	19,202	4,367
	SK Networks Co. Ltd.	915,261	4,262
*	JYP Entertainment Corp.	155,028	4,216
	Korean Reinsurance Co.	541,681	4,202
	LS Industrial Systems Co. Ltd.	93,036	4,087
	Doosan Bobcat Inc.	144,346	4,087
^	Green Cross Corp.	32,846	4,006
	Hyundai Greenfood Co. Ltd.	307,467	3,941
*	Kumho Tire Co. Inc.	824,004	3,924
^	SK Materials Co. Ltd.	28,604	3,876
*,^	Ananti Inc.	230,705	3,872
	LOTTE Fine Chemical Co. Ltd.	104,641	3,854
	Seoul Semiconductor Co. Ltd.	218,612	3,808
*	KB Financial Group Inc. ADR	90,275	3,790
	Taekwang Industrial Co. Ltd.	3,193	3,775
	Chong Kun Dang Pharmaceutical Corp.	41,218	3,770
	Iljin Materials Co. Ltd.	101,923	3,757
	Innocean Worldwide Inc.	65,491	3,711
^	Hanssem Co. Ltd.	59,638	3,615
	KEPCO Plant Service & Engineering Co. Ltd.	121,206	3,601
	Green Cross Holdings Corp.	159,401	3,595
	SFA Engineering Corp.	114,830	3,567
	SKC Co. Ltd.	110,020	3,528
*	Pharmicell Co. Ltd.	318,418	3,504
*,^	Komipharm International Co. Ltd.	191,650	3,490
*,^	Doosan Heavy Industries & Construction Co. Ltd.	398,845	3,488
	Hanjin Transportation Co. Ltd.	71,454	3,442
	Hansol Chemical Co. Ltd.	49,412	3,433
	HDC Holdings Co. Ltd.	220,570	3,408
	Doosan Corp.	34,040	3,401
^	Ssangyong Cement Industrial Co. Ltd.	598,727	3,368
*	Cafe24 Corp.	34,153	3,368
*,^	Esmo Corp.	529,030	3,359
*,^	CrystalGenomics Inc.	211,299	3,295
^	Hana Tour Service Inc.	52,769	3,266
*,^	Enzychem Lifesciences Corp.	36,426	3,255
*,^	HLB Life Science CO Ltd.	208,200	3,211
*,^	SK Chemicals Co. Ltd.	50,839	3,189
*	Sangsangin Co. Ltd.	194,023	3,109
	Hyundai Home Shopping Network Corp.	34,993	3,105
	WONIK IPS Co. Ltd.	171,899	3,103

49

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	Amicogen Inc.	101,163	3,095
*,^	Ecopro Co. Ltd.	104,357	3,095
*	G-treeBNT Co. Ltd.	117,807	2,985
*	NHN Entertainment Corp.	57,820	2,973
*,^	Studio Dragon Corp.	35,678	2,963
^	Hyundai Wia Corp.	91,165	2,962
^	Dongsuh Cos. Inc.	183,103	2,931
*,^	Kolon Life Science Inc.	43,690	2,926
*	Osstem Implant Co. Ltd.	60,516	2,909
*,^	Hyundai Construction Equipment Co. Ltd.	75,533	2,891
	LOTTE Himart Co. Ltd.	68,724	2,880
*	Hyosung TNC Co. Ltd.	17,419	2,877
*	Medipost Co. Ltd.	43,622	2,873
*	Yungjin Pharmaceutical Co. Ltd.	533,631	2,843
	Poongsan Corp.	116,048	2,841
	Daeduck Electronics Co.	347,127	2,832
*,^	Telcon RF Pharmaceutical Inc.	377,040	2,801
	DoubleUGames Co. Ltd.	52,023	2,793
	GS Home Shopping Inc.	17,232	2,769
^	L&F Co. Ltd.	84,064	2,755
*,^	iNtRON Biotechnology Inc.	70,403	2,732
	Hite Jinro Co. Ltd.	182,389	2,717
*	Mirae Asset Daewoo Co. Ltd. Preference Shares	845,559	2,694
^	Feelux Co. Ltd.	243,101	2,676
^	CJ CGV Co. Ltd.	72,409	2,663
	Daesang Corp.	117,587	2,649
	Lotte Chilsung Beverage Co. Ltd.	2,097	2,630
	JW Pharmaceutical Corp.	71,580	2,621
	Handsome Co. Ltd.	80,135	2,600
	Huchems Fine Chemical Corp.	119,950	2,583
^	YG Entertainment Inc.	60,018	2,558
*,^	Naturecell Co. Ltd.	233,989	2,512
	Grand Korea Leisure Co. Ltd.	112,307	2,506
	Hyosung Corp.	54,932	2,465
	Daou Technology Inc.	144,485	2,445
	Samyang Holdings Corp.	34,523	2,427
	Jeil Pharma Holdings Inc.	104,051	2,413
	LF Corp.	108,101	2,403
	Korea Petrochemical Ind Co. Ltd.	17,394	2,398
	Dong-A ST Co. Ltd.	25,538	2,392
	Taeyoung Engineering & Construction Co. Ltd.	233,415	2,371
	LEENO Industrial Inc.	55,503	2,339
	Hanwha General Insurance Co. Ltd.	441,060	2,332
	LG International Corp.	169,561	2,331
^	SKCKOLONPI Inc.	76,697	2,287
^	Shinsegae International Inc.	12,916	2,261
^	LIG Nex1 Co. Ltd.	67,713	2,246
	IS Dongseo Co. Ltd.	78,256	2,150
*	Asiana Airlines Inc.	576,826	2,140
	Korea Real Estate Investment & Trust Co. Ltd.	881,635	2,134
	Dongkuk Steel Mill Co. Ltd.	326,970	2,132
	Daewoong Co. Ltd.	131,735	2,104
*,^	Inscobee Inc.	470,745	2,102
*,^	BH Co. Ltd.	137,788	2,085
^	Tongyang Inc.	1,123,121	2,082
	Huons Co. Ltd.	32,364	2,074
	Soulbrain Co. Ltd.	48,504	2,072
	SK Discovery Co. Ltd.	88,543	2,070
	Hankook Tire Worldwide Co. Ltd.	139,000	2,066
	NICE Holdings Co. Ltd.	126,639	2,038
	Eo Technics Co. Ltd.	46,836	2,032
	Meritz Financial Group Inc.	195,770	2,032
*,^	Webzen Inc.	104,573	2,006
	NICE Information Service Co. Ltd.	201,633	1,977

50

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
^	Modetour Network Inc.	91,079	1,966
^	Dentium Co. Ltd.	37,915	1,962
*,^	Foosung Co. Ltd.	293,060	1,957
	Daishin Securities Co. Ltd.	192,051	1,954
^	Samwha Capacitor Co. Ltd.	40,708	1,952
^	Young Poong Corp.	2,922	1,947
	DB HiTek Co. Ltd.	198,859	1,943
	Youngone Holdings Co. Ltd.	33,272	1,865
	Dong-A Socio Holdings Co. Ltd.	18,993	1,857
*	GemVax & Kael Co. Ltd.	171,872	1,855
	Binggrae Co. Ltd.	28,535	1,850
	Orion Holdings Corp.	120,679	1,846
*	Ilyang Pharmaceutical Co. Ltd.	73,204	1,809
^	Dawonsys Co. Ltd.	124,076	1,773
	Mirae Asset Life Insurance Co. Ltd.	427,192	1,764
	JW Holdings Corp.	274,981	1,761
^	HS Industries Co. Ltd.	286,809	1,756
	Kumho Industrial Co. Ltd.	163,764	1,731
*,^	CMG Pharmaceutical Co. Ltd.	453,706	1,727
*	Hyosung Chemical Corp.	13,518	1,725
^	Lock&Lock Co. Ltd.	92,900	1,725
	LG Hausys Ltd.	33,969	1,724
*,^	Peptron Inc.	78,086	1,715
	Dongwon F&B Co. Ltd.	6,635	1,709
*	Hyosung Advanced Materials Corp.	18,227	1,684
	Hanwha Corp. Preference Shares	129,443	1,680
	Halla Holdings Corp.	42,686	1,669
	Partron Co. Ltd.	226,435	1,664
	Sebang Global Battery Co. Ltd.	51,267	1,650
^	Hansae Co. Ltd.	92,161	1,643
*	DIO Corp.	62,563	1,613
	Nexen Tire Corp.	195,494	1,606
	SPC Samlip Co. Ltd.	13,957	1,594
	Daishin Securities Co. Ltd. Preference Shares	196,181	1,532
^	Silicon Works Co. Ltd.	50,528	1,526
^	Aekyung Industrial Co. Ltd.	35,249	1,515
*,^	Hyundai Electric & Energy System Co. Ltd.	75,450	1,505
	Green Cross Cell Corp.	33,065	1,505
	Songwon Industrial Co. Ltd.	87,246	1,495
	AK Holdings Inc.	30,661	1,487
	SL Corp.	81,978	1,466
*	Hyosung Heavy Industries Corp.	39,263	1,454
	Ahnlab Inc.	34,731	1,446
	Shinyoung Securities Co. Ltd.	26,962	1,430
	Korea Electric Terminal Co. Ltd.	39,395	1,428
	Hansol Paper Co. Ltd.	95,821	1,427
^	SK Gas Ltd.	22,459	1,424
	Caregen Co. Ltd.	22,308	1,423
	Namyang Dairy Products Co. Ltd.	2,539	1,420
*,^	Gamevil Inc.	28,917	1,412
	Hanil Cement Co. Ltd.	13,163	1,384
	DongKook Pharmaceutical Co. Ltd.	26,649	1,383
	Dongwon Industries Co. Ltd.	7,548	1,373
	Posco ICT Co. Ltd.	289,358	1,350
*	Yuanta Securities Korea Co. Ltd.	474,875	1,340
*,^	SK Securities Co. Ltd.	2,229,754	1,321
	KEPCO Engineering & Construction Co. Inc.	69,850	1,308
	Lotte Food Co. Ltd.	2,032	1,290
	F&F Co. Ltd.	35,831	1,290
	Korea Asset In Trust Co. Ltd.	325,286	1,284
	Lotte Confectionery Co. Ltd.	9,448	1,278
	CJ Hello Co. Ltd.	155,972	1,277
*,^	Korea Line Corp.	64,617	1,261
^	Maeil Dairies Co. Ltd.	17,825	1,259

51

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	Taihan Electric Wire Co. Ltd.	1,377,777	1,253
	Vieworks Co. Ltd.	41,511	1,230
*	Seegene Inc.	85,211	1,225
*,^	ATGen Co. Ltd.	105,163	1,225
^	Advanced Process Systems Corp.	60,947	1,189
	Dae Hwa Pharmaceutical Co. Ltd.	66,304	1,181
^	Namhae Chemical Corp.	113,780	1,172
	Huons Global Co. Ltd.	29,421	1,165
*,^	Binex Co. Ltd.	140,057	1,155
^	InBody Co. Ltd.	59,060	1,153
^	Kyobo Securities Co. Ltd.	139,644	1,145
*	Seobu T&D	142,318	1,141
	S&T Motiv Co. Ltd.	46,362	1,125
*	Innox Advanced Materials Co. Ltd.	33,065	1,120
	Sung Kwang Bend Co. Ltd.	107,988	1,105
	WeMade Entertainment Co. Ltd.	47,176	1,100
^	BGF Co. Ltd.	151,707	1,099
	Hyundai Corp.	42,262	1,064
	Jusung Engineering Co. Ltd.	183,291	1,063
^	Kolon Corp.	37,930	1,051
*,^	Naturalendo Tech Co. Ltd.	85,835	1,049
	Dongjin Semichem Co. Ltd.	159,159	1,046
	NS Shopping Co. Ltd.	91,209	1,046
^	Kwang Dong Pharmaceutical Co. Ltd.	168,119	1,034
	Hankook Shell Oil Co. Ltd.	3,429	1,033
	Samchully Co. Ltd.	12,589	1,026
*,^	Able C&C Co. Ltd.	102,088	999
	CJ CheilJedang Corp. Preference Shares	8,902	998
	i-SENS Inc.	49,409	996
	Seah Besteel Corp.	62,744	995
*,^	Cuckoo Homesys Co. Ltd.	6,196	991
	Hancom Inc.	84,391	984
^	Samyang Corp.	19,705	972
	KISWIRE Ltd.	46,622	970
	Daekyo Co. Ltd.	161,636	970
^	Hyundai Livart Furniture Co. Ltd.	53,890	969
*,^	Jenax Inc.	86,509	963
*,^	Vidente Co. Ltd.	134,747	961
^	Kolmar Korea Holdings Co. Ltd.	36,092	956
*	Aprogen pharmaceuticals Inc.	430,068	923
	Hansol Holdings Co. Ltd.	205,414	922
*,^	Insun ENT Co. Ltd.	161,857	919
	Chongkundang Holdings Corp.	16,275	912
*	Hanwha Investment & Securities Co. Ltd.	498,370	912
*	Cellumed Co. Ltd.	109,221	894
^	Muhak Co. Ltd.	72,881	887
	INTOPS Co. Ltd.	84,238	868
	TK Corp.	82,760	868
^	ST Pharm Co. Ltd.	48,592	865
	Dae Han Flour Mills Co. Ltd.	5,395	851
	Sungwoo Hitech Co. Ltd.	256,964	838
	Youlchon Chemical Co. Ltd.	72,331	836
^	Coreana Cosmetics Co. Ltd.	217,135	833
	TES Co. Ltd.	76,230	832
	Sindoh Co. Ltd.	20,162	830
^	NEPES Corp.	93,434	825
*,^	NUTRIBIOTECH Co. Ltd.	54,959	812
^	Lutronic Corp.	110,737	812
	KT Skylife Co. Ltd.	77,678	801
	Tongyang Life Insurance Co. Ltd.	186,940	800
	Humedix Co. Ltd.	32,250	797
	Cell Biotech Co. Ltd.	31,477	794
*,^	Duk San Neolux Co. Ltd.	62,066	793
^	Cuckoo Holdings Co. Ltd.	7,425	789

52

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	COSON Co. Ltd.	85,102	777
*,^	Neowiz	69,435	763
*,^,§	Toptec Co. Ltd.	108,069	743
	E1 Corp.	14,871	743
	iMarketKorea Inc.	118,519	736
*	Eugene Investment & Securities Co. Ltd.	337,863	721
*	KTB Investment & Securities Co. Ltd.	263,903	704
*	Eusu Holdings Co. Ltd.	120,539	699
*	Ssangyong Motor Co.	195,087	693
	CJ Freshway Corp.	28,241	673
*,^	KONA I Co. Ltd.	69,825	657
*	Leaders Cosmetics Co. Ltd.	66,350	657
*	APS Holdings Corp.	172,646	656
*,^	Homecast Co. Ltd.	154,109	640
	DB Financial Investment Co. Ltd.	158,760	632
*	Hanjin Heavy Industries & Construction Co. Ltd.	424,435	631
	KISCO Corp.	126,920	629
^	Byucksan Corp.	263,447	578
*,^	KH Vatec Co. Ltd.	76,572	564
*,^	Agabang&Company	166,714	561
*,^	Interflex Co. Ltd.	57,472	560
*,^	CUROCOM Co. Ltd.	479,509	557
*,^	Samsung Pharmaceutical Co. Ltd.	243,462	555
*	Wonik Holdings Co. Ltd.	174,797	551
	Sam Young Electronics Co. Ltd.	51,402	547
*,^	GNCO Co. Ltd.	366,174	545
*,^	G-SMATT GLOBAL Co. Ltd.	330,764	536
*	Hansol Technics Co. Ltd.	95,448	534
*	S&T Dynamics Co. Ltd.	82,160	531
*,^	Taewoong Co. Ltd.	56,050	528
	GOLFZON Co. Ltd.	17,230	516
^	It’s Hanbul Co. Ltd.	20,953	505
*	Lumens Co. Ltd.	193,646	499
^	Hanil Holdings Co. Ltd.	10,665	497
*	SBS Media Holdings Co. Ltd.	270,712	495
	Interpark Holdings Corp.	226,106	476
	KC Tech Co. Ltd.	52,883	451
*	SFA Semicon Co. Ltd.	356,349	435
	Cosmax BTI Inc	24,252	426
	KC Co. Ltd.	38,571	407
*	Humax Co. Ltd.	74,623	362
^	ICD Co. Ltd.	59,955	362
*	SeAH Steel Corp.	6,369	325
	SeAH Steel Holdings Corp.	7,105	315
	LVMC Holdings	149,390	313
^	Woongjin Thinkbig Co. Ltd.	111,751	270
*,§	CJ Corp - Convert Preferred Line	11,000	266
	Maeil Holdings Co. Ltd.	27,704	260
*	Woongjin Thinkbig Co. Ltd. Exp. 01/11/2019	113,714	10
			4,519,423
Spain (2.6%)
	Banco Santander SA	96,317,208	437,376
*	Iberdrola SA	35,830,184	287,713
^	Telefonica SA	27,172,717	228,724
	Banco Bilbao Vizcaya Argentaria SA	39,887,876	211,877
	Amadeus IT Group SA	2,470,455	171,888
	Industria de Diseno Textil SA	6,290,874	160,573
*	Repsol SA	7,244,176	116,465
	CaixaBank SA	21,481,452	77,794
2	Aena SME SA	382,155	59,376
*	Ferrovial SA	2,912,098	58,978
	Red Electrica Corp. SA	2,576,470	57,456
*	ACS Actividades de Construccion y Servicios SA	1,467,954	56,821
	Grifols SA	2,114,597	55,512

53

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Naturgy Energy Group SA	1,846,150	47,097
	Endesa SA	1,891,266	43,614
	Banco de Sabadell SA	33,736,286	38,602
^	Enagas SA	1,356,635	36,673
	Bankinter SA	4,132,345	33,158
	Grifols SA Preference Shares	1,379,378	25,402
2	Cellnex Telecom SA	972,370	24,867
	Merlin Properties Socimi SA	1,985,356	24,526
	Bankia SA	7,256,604	21,232
	Inmobiliaria Colonial Socimi SA	1,806,258	16,838
*	Siemens Gamesa Renewable Energy SA	1,342,466	16,345
	Mapfre SA	6,107,614	16,221
	Viscofan SA	240,515	13,261
	Bolsas y Mercados Espanoles SHMSF SA	470,524	13,110
^	Acciona SA	126,277	10,681
	Acerinox SA	1,050,559	10,416
*	Masmovil Ibercom SA	466,031	10,412
	Grupo Catalana Occidente SA	272,595	10,184
	Applus Services SA	894,661	9,926
	Cia de Distribucion Integral Logista Holdings SA	382,867	9,580
	Ebro Foods SA	477,280	9,531
	Prosegur Cia de Seguridad SA	1,617,741	8,187
	Zardoya Otis SA	1,127,584	8,017
	CIE Automotive SA	325,315	7,984
*	Indra Sistemas SA	768,059	7,240
*,^,2	Neinor Homes SA	454,633	6,763
	Mediaset Espana Comunicacion SA	1,063,099	6,683
	Melia Hotels International SA	647,920	6,094
2	Unicaja Banco SA	4,575,579	6,038
	Corp Financiera Alba SA	119,388	5,817
	Papeles y Cartones de Europa SA	302,021	5,806
*	Fomento de Construcciones y Contratas SA	426,061	5,708
	Faes Farma SA	1,605,696	5,461
*	Almirall SA	348,861	5,341
2	Gestamp Automocion SA	911,450	5,184
2	Prosegur Cash SA	2,224,004	4,932
	Ence Energia y Celulosa SA	733,006	4,606
	Construcciones y Auxiliar de Ferrocarriles SA	109,239	4,530
^,2	Euskaltel SA	564,770	4,519
^	Tecnicas Reunidas SA	181,572	4,436
*	Liberbank SA	7,959,506	4,015
*	Fluidra SA	357,076	4,001
*,^	Promotora de Informaciones SA	1,977,041	3,988
*	Sacyr SA	1,922,053	3,833
*,2	Metrovacesa SA	267,765	3,397
*	Repsol SA Rights Exp. 01/09/2019	7,222,305	3,310
*,2	Global Dominion Access SA	667,393	3,286
*,2	Aedas Homes SAU	127,692	3,235
	Lar Espana Real Estate Socimi SA	377,760	3,221
^	Atresmedia Corp. de Medios de Comunicacion SA	466,172	2,328
^	Distribuidora Internacional de Alimentacion SA	2,585,088	1,364
^	NH Hotel Group SA	286,704	1,332
*	Pharma Mar SA	940,663	1,173
*	Codere SA	291,110	1,084
^	Obrascon Huarte Lain SA	971,307	725
*	Faes Farma SA Interim line	53,315	181
			2,576,048
Sweden (2.5%)
	Telefonaktiebolaget LM Ericsson Class B	17,713,025	156,795
	Swedbank AB Class A	5,987,282	133,823
	Investor AB Class B	2,940,841	124,969
	Volvo AB Class B	8,940,394	117,066
	Assa Abloy AB Class B	5,490,757	98,322
	Svenska Handelsbanken AB Class A	8,584,002	95,503

54

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Sandvik AB	6,443,303	92,321
	Essity AB Class B	3,633,062	89,306
*	Atlas Copco AB Class A	3,599,669	85,881
	Skandinaviska Enskilda Banken AB Class A	8,486,815	82,499
	Telia Co. AB	16,035,301	76,278
^	Hennes & Mauritz AB Class B	5,246,129	74,606
	Hexagon AB Class B	1,492,517	68,995
*	Atlas Copco AB Class B	2,430,900	53,265
	Swedish Match AB	1,035,245	40,755
	Tele2 AB	3,186,594	40,641
	Alfa Laval AB	1,873,372	40,272
*	Epiroc AB Class A	3,777,169	35,901
*	Boliden AB	1,640,862	35,556
	Kinnevik AB	1,430,290	34,612
	Skanska AB Class B	2,121,908	33,834
	SKF AB	2,213,546	33,643
	Electrolux AB Class B	1,423,794	30,012
	Securitas AB Class B	1,845,494	29,731
	Castellum AB	1,607,441	29,703
	Svenska Cellulosa AB SCA Class B	3,562,877	27,686
	Lundin Petroleum AB	1,033,630	25,814
	Elekta AB Class B	2,137,842	25,385
	Investor AB Class A	566,127	24,201
	Industrivarden AB Class A	1,160,897	24,016
	Trelleborg AB Class B	1,450,075	22,847
	Industrivarden AB	1,081,387	21,894
*	Fabege AB	1,579,436	21,111
*	Swedish Orphan Biovitrum AB	965,141	21,096
*	Epiroc AB Class B	2,244,204	20,033
^	Nibe Industrier AB Class B	1,785,172	18,350
	Husqvarna AB	2,435,500	18,081
^	ICA Gruppen AB	465,439	16,627
*	Fastighets AB Balder Class B	579,190	16,512
^	Saab AB Class B	448,469	15,538
*	AAK AB	1,024,001	14,203
	Loomis AB Class B	432,304	13,935
	Indutrade AB	567,647	13,184
	L E Lundbergforetagen AB Class B	444,543	13,128
	Modern Times Group MTG AB Class B	391,463	12,972
^	BillerudKorsnas AB	1,049,189	12,533
	Getinge AB	1,330,670	12,033
*	Holmen AB	604,644	11,957
	Hexpol AB	1,485,397	11,788
2	Ahlsell AB	1,977,014	11,626
2	Thule Group AB	634,197	11,607
2	Dometic Group AB	1,763,126	10,999
	Axfood AB	634,440	10,852
	SSAB AB Class B	3,684,441	10,398
^	Intrum AB	440,244	10,228
	Lifco AB Class B	273,860	10,139
	Hufvudstaden AB Class A	647,650	10,023
	Peab AB	1,185,766	9,708
*	Wihlborgs Fastigheter AB	811,151	9,404
	Wallenstam AB	988,912	9,171
	Sweco AB Class B	408,895	9,104
^	Investment AB Latour Class B	715,206	9,053
^	NCC AB Class B	572,234	8,900
2	Evolution Gaming Group AB	148,054	8,549
2	Bravida Holding AB	1,231,300	8,540
	Kungsleden AB	1,176,020	8,365
^	JM AB	411,495	8,061
	Pandox AB Class B	470,810	7,799
	AF AB	409,076	7,363
	Hemfosa Fastigheter AB	901,086	7,111

55

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Avanza Bank Holding AB	143,456	6,860
	Bonava AB	494,452	6,367
*	Betsson AB	765,621	6,333
*	Vitrolife AB	373,743	6,243
2	Attendo AB	627,619	5,586
^	Mycronic AB	416,540	5,566
	Atrium Ljungberg AB	268,429	4,623
*	Nyfosa AB	948,007	4,573
	SSAB AB Class A	1,302,349	4,492
	Nolato AB Class B	108,417	4,487
	Bilia AB	468,533	4,401
*	NetEnt AB	1,068,994	4,401
	Arjo AB	1,286,434	4,120
	Svenska Handelsbanken AB Class B	346,375	3,961
2	Resurs Holding AB	632,764	3,906
*	SAS AB	1,638,620	3,865
*	Saab AB	109,110	3,760
	Nobia AB	662,188	3,691
2	Scandic Hotels Group AB	413,372	3,649
	Bure Equity AB	294,232	3,601
	Cloetta AB Class B	1,304,187	3,563
	Klovern AB	2,975,169	3,459
*	Hembla AB Class B	202,203	3,390
	Concentric AB	235,858	3,174
	Ratos AB	1,188,922	3,129
	Klovern AB Preference Shares	90,037	3,126
	Oriflame Holding AG	135,412	3,046
	Lindab International AB	414,174	2,971
	SkiStar AB	121,761	2,843
^	Mekonomen AB	244,054	2,506
*	Investment AB Oresund	167,853	2,454
	Telefonaktiebolaget LM Ericsson Class A	278,623	2,435
	Skandinaviska Enskilda Banken AB	220,481	2,149
^	Clas Ohlson AB	238,270	2,091
	Hemfosa Fastigheter AB Preference Shares	102,953	1,971
^,2	Munters Group AB	430,849	1,654
	Sagax AB	456,422	1,636
	SKF AB Class A	93,864	1,422
	Haldex AB	178,288	1,397
*,^	Collector AB	238,608	1,336
*	Radisson Hospitality AB	285,519	1,326
	Sagax AB Preference Shares	167,224	660
	NCC AB Class A	27,790	433
			2,512,869
Switzerland (6.9%)
	Nestle SA	18,031,361	1,463,475
	Novartis AG	13,034,671	1,116,345
	Roche Holding AG	4,142,533	1,028,421
	Zurich Insurance Group AG	898,126	267,721
	UBS Group AG	21,075,007	262,874
	ABB Ltd.	10,653,203	203,435
	Cie Financiere Richemont SA	3,052,872	196,872
	Swiss Re AG	1,813,627	166,854
	Credit Suisse Group AG	15,222,075	166,403
	Givaudan SA	55,114	127,791
	Lonza Group AG	443,913	115,397
*	Sika AG	829,088	105,314
	LafargeHolcim Ltd.	2,222,267	91,710
	Geberit AG	216,115	84,160
	Swiss Life Holding AG	203,680	78,614
	Swisscom AG	151,846	72,579
	SGS SA	30,661	69,019
	Partners Group Holding AG	99,425	60,485
	Sonova Holding AG	302,763	49,788

56

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Swatch Group AG (Bearer)	169,400	49,441
	Julius Baer Group Ltd.	1,293,525	46,097
	Schindler Holding AG	230,454	45,757
	Chocoladefabriken Lindt & Spruengli AG Registered Shares	598	44,630
	Adecco Group AG	915,897	43,049
	Roche Holding AG (Bearer)	176,203	42,977
	Temenos AG	349,907	42,046
	Chocoladefabriken Lindt & Spruengli AG	6,432	39,968
	Baloise Holding AG	280,934	38,786
	Kuehne & Nagel International AG	299,070	38,498
	Straumann Holding AG	59,900	37,831
	Swiss Prime Site AG	448,308	36,313
	Vifor Pharma AG	266,585	29,009
	Logitech International SA	877,080	27,706
	LafargeHolcim Ltd. (Paris Shares)	635,227	26,055
	Schindler Holding AG (Registered)	126,725	24,630
	PSP Swiss Property AG	235,422	23,217
	Helvetia Holding AG	39,472	23,084
	Clariant AG	1,195,998	22,056
^	BB Biotech AG	340,138	20,301
	EMS-Chemie Holding AG	42,019	20,006
	Georg Fischer AG	24,539	19,687
	Flughafen Zurich AG	113,724	18,819
2	Sunrise Communications Group AG	205,064	18,054
	Barry Callebaut AG	11,443	17,859
	Swatch Group AG (Registered)	302,532	17,499
^	Dufry AG	181,006	17,236
	Pargesa Holding SA	224,579	16,197
	Cembra Money Bank AG	176,561	14,009
	Allreal Holding AG	87,184	13,582
	Tecan Group AG	69,755	13,577
2	VAT Group AG	154,154	13,574
	Banque Cantonale Vaudoise	17,630	13,309
	OC Oerlikon Corp. AG	1,166,878	13,139
2	Galenica AG	294,875	12,989
	Belimo Holding AG	2,822	11,319
	dormakaba Holding AG	18,452	11,163
	DKSH Holding AG	160,665	11,108
^	ams AG	458,652	11,044
	Valiant Holding AG	100,072	11,013
	Bucher Industries AG	39,578	10,676
^	Panalpina Welttransport Holding AG	78,677	10,495
	Mobimo Holding AG	43,458	10,359
	Forbo Holding AG	6,783	9,547
*	Idorsia Ltd.	535,159	8,892
	Vontobel Holding AG	169,716	8,708
^	Landis&Gyr Group AG	153,248	8,630
	Siegfried Holding AG	24,573	8,404
	Sulzer AG	104,948	8,364
	Emmi AG	11,695	8,119
	SFS Group AG	103,640	8,057
	BKW AG	104,418	7,302
	Conzzeta AG	7,968	6,234
*,^	Aryzta AG	5,594,136	6,198
	St. Galler Kantonalbank AG	13,168	6,052
	Inficon Holding AG	11,378	5,769
	Huber & Suhner AG	85,931	5,740
	Daetwyler Holding AG	44,847	5,703
	HBM HLTHCR-I	34,818	5,512
*	Ceva Logistics AG	168,081	5,101
	Interroll Holding AG	3,368	4,976
	Schweiter Technologies AG	5,570	4,921
	Komax Holding AG	20,814	4,875
	Burckhardt Compression Holding AG	18,361	4,308

57

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	VZ Holding AG	15,603	4,214
	Valora Holding AG	18,715	4,103
	Liechtensteinische Landesbank AG	61,856	4,041
	Kardex AG	34,142	3,948
*	COSMO Pharmaceuticals NV	41,685	3,731
	Bachem Holding AG	31,543	3,652
	GAM Holding AG	919,346	3,625
	Bell Food Group AG	11,334	3,523
^	Comet Holding AG	42,866	3,490
	Intershop Holding AG	6,640	3,299
	u-blox Holding AG	39,439	3,174
	Bobst Group SA	45,022	3,133
	Swissquote Group Holding SA	66,905	3,096
	LEM Holding SA	2,798	2,983
	Ascom Holding AG	211,311	2,929
*	Arbonia AG	259,502	2,858
	Implenia AG	84,330	2,838
*	Leonteq AG	64,606	2,701
*,^	Basilea Pharmaceutica AG	62,260	2,535
	EFG International AG	432,089	2,533
	Autoneum Holding AG	16,539	2,488
	Vetropack Holding AG	1,196	2,447
^	Rieter Holding AG	17,996	2,358
*,^	Meyer Burger Technology AG	3,835,697	2,356
	Ypsomed Holding AG	18,445	2,185
	Bossard Holding AG	14,808	2,114
	APG SGA SA	6,002	2,019
*	VP Bank AG	13,399	1,928
	Zehnder Group AG	55,449	1,887
	ALSO Holding AG	14,877	1,688
*	Alpiq Holding AG	20,220	1,576
*	Schmolz & Bickenbach AG	2,483,513	1,364
^	Kudelski SA	192,298	1,101
*	Aryzta AG (Dublin Shares)	39,941	44
			6,988,794
United Kingdom (15.1%)
	HSBC Holdings plc	120,405,835	993,329
	Royal Dutch Shell plc Class A (London Shares)	27,165,712	799,574
	BP plc	117,041,326	739,908
	Royal Dutch Shell plc Class B	22,492,374	672,474
	AstraZeneca plc	7,592,928	566,789
	GlaxoSmithKline plc	29,194,634	556,399
	Diageo plc	14,462,156	516,803
	British American Tobacco plc	13,318,105	423,774
	Unilever plc	6,547,341	343,758
	Rio Tinto plc	6,766,873	324,086
	Vodafone Group plc	159,943,835	310,981
	Reckitt Benckiser Group plc	3,750,555	287,207
	Lloyds Banking Group plc	425,738,854	280,643
	Prudential plc	15,532,504	277,359
*	BHP Group plc	12,454,047	263,170
	Glencore plc	68,401,053	254,323
	Shire plc	4,209,411	244,939
	Compass Group plc	9,474,642	199,395
	National Grid plc	20,356,029	199,152
	Barclays plc	102,268,894	195,671
	Imperial Brands plc	5,689,396	172,685
	BT Group plc	49,997,108	152,023
	Tesco plc	57,897,893	140,414
	RELX plc London Shares	6,484,831	133,722
	Experian plc	5,485,311	132,976
	Anglo American plc	5,915,933	132,286
	Standard Chartered plc	16,222,409	126,077
	Aviva plc	23,528,307	112,608

58

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	BAE Systems plc	19,131,487	111,899
	Rolls-Royce Holdings plc	10,084,201	106,238
	Legal & General Group plc	35,503,674	104,608
	CRH plc	3,867,049	102,369
*	RELX plc	4,958,049	102,013
	Smith & Nephew plc	5,243,531	98,153
	London Stock Exchange Group plc	1,865,459	96,782
	Ferguson plc	1,388,054	88,695
	SSE plc	6,156,563	85,021
	WPP plc	7,349,999	79,991
	Royal Bank of Scotland Group plc	27,107,914	75,200
	Shire plc ADR	397,280	69,143
	Whitbread plc	1,097,683	64,102
	InterContinental Hotels Group plc	1,148,070	62,103
	Bunzl plc	2,005,136	60,554
	Melrose Industries plc	28,857,417	60,287
	Informa plc	7,456,660	59,853
	Ashtead Group plc	2,864,043	59,743
	Intertek Group plc	967,357	59,206
	Centrica plc	33,543,430	57,862
	3i Group plc	5,702,285	56,266
	Pearson plc	4,665,072	55,888
	Associated British Foods plc	2,081,268	54,246
	Burberry Group plc	2,440,553	53,593
	Sage Group plc	6,500,985	49,860
*	Standard Life Aberdeen plc	15,104,487	49,458
	Rentokil Initial plc	11,057,515	47,570
	Carnival plc	983,244	47,218
	Randgold Resources Ltd.	560,413	47,040
	International Consolidated Airlines Group SA (London Shares)	5,936,207	46,823
	Persimmon plc	1,880,074	46,299
	Mondi plc	2,197,585	45,771
	Croda International plc	760,875	45,441
	Segro plc	6,016,035	45,164
	DCC plc	588,611	44,900
	Land Securities Group plc	4,261,301	43,755
	Smiths Group plc	2,374,651	41,341
	Next plc	800,356	40,752
	Johnson Matthey plc	1,137,402	40,612
	RSA Insurance Group plc	6,154,843	40,393
	Halma plc	2,291,287	39,916
	British Land Co. plc	5,791,783	39,386
	Paddy Power Betfair plc	471,944	38,547
	United Utilities Group plc	4,082,080	38,382
	St. James’s Place plc	3,135,506	37,764
	Hargreaves Lansdown plc	1,574,336	37,131
	Micro Focus International plc	2,110,136	36,967
	Coca-Cola HBC AG	1,180,822	36,957
	Smurfit Kappa Group plc	1,374,678	36,500
	Barratt Developments plc	6,034,357	35,595
	ITV plc	22,348,890	35,572
	Wm Morrison Supermarkets plc	13,006,019	35,358
	Spirax-Sarco Engineering plc	439,729	35,001
	Hiscox Ltd.	1,658,696	34,283
	Kingfisher plc	12,909,456	33,943
	Taylor Wimpey plc	19,423,375	33,775
	Direct Line Insurance Group plc	8,282,663	33,669
	Severn Trent plc	1,422,511	32,975
	J Sainsbury plc	9,693,522	32,769
2	Auto Trader Group plc	5,538,091	32,140
	Admiral Group plc	1,220,815	31,856
	Berkeley Group Holdings plc	717,377	31,818
	Marks & Spencer Group plc	9,747,075	30,571
	GVC Holdings plc	3,450,049	29,619

59

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Rightmove plc	5,365,803	29,572
	DS Smith plc	7,618,992	29,056
	TUI AG (London Shares)	1,989,250	28,591
	Meggitt plc	4,654,627	27,961
	CRH plc (Dublin Shares)	1,032,419	27,345
*	Ocado Group plc	2,684,945	27,063
	Weir Group plc	1,555,950	25,766
*	Just Eat plc	3,441,906	25,740
	John Wood Group plc	3,972,893	25,562
*	BTG plc	2,298,817	24,378
	Bellway plc	739,831	23,737
	Tate & Lyle plc	2,773,546	23,339
	G4S plc	9,220,558	23,276
	SSP Group plc	2,744,805	22,658
*	Phoenix Group Holdings plc	3,149,878	22,620
	Pennon Group plc	2,513,479	22,219
	Investec plc	3,910,449	21,984
	Derwent London plc	597,110	21,712
	Schroders plc	672,217	20,936
	Antofagasta plc	2,066,028	20,664
	Travis Perkins plc	1,514,228	20,644
	Cineworld Group plc	6,050,905	20,317
	Spectris plc	689,675	20,043
	Beazley plc	3,100,802	19,929
	RPC Group plc	2,392,454	19,890
	Intermediate Capital Group plc	1,663,708	19,845
	Hammerson plc	4,626,456	19,477
	Howden Joinery Group plc	3,498,600	19,412
	IMI plc	1,600,702	19,277
	Royal Mail plc	5,492,352	19,064
*	Tullow Oil plc	8,249,535	18,755
	Evraz plc	3,020,077	18,494
	easyJet plc	1,307,964	18,431
	Hikma Pharmaceuticals plc	839,570	18,360
	B&M European Value Retail SA	5,111,001	18,342
	NMC Health plc	518,883	18,110
	HomeServe plc	1,621,473	17,911
*	Cobham plc	14,321,060	17,856
	Jardine Lloyd Thompson Group plc	731,299	17,643
	Inchcape plc	2,481,654	17,463
	Polymetal International plc	1,657,082	17,385
2	Merlin Entertainments plc	4,223,395	17,107
	CYBG plc	7,399,483	17,080
	Electrocomponents plc	2,635,367	17,023
	BBA Aviation plc	6,094,259	16,941
2	Quilter plc	11,136,108	16,791
	Close Brothers Group plc	905,259	16,614
	Rotork plc	5,180,468	16,358
	Britvic plc	1,580,927	16,102
	UNITE Group plc	1,544,040	15,875
	Dechra Pharmaceuticals plc	596,402	15,758
	IG Group Holdings plc	2,157,190	15,683
	Man Group plc	9,196,464	15,582
2	ConvaTec Group plc	8,690,523	15,394
	Tritax Big Box REIT plc	8,788,272	14,711
	Shaftesbury plc	1,368,679	14,488
	Hays plc	8,010,938	14,301
	Victrex plc	488,547	14,257
*	Capita plc	9,851,228	14,123
	Great Portland Estates plc	1,668,844	14,029
	WH Smith plc	631,812	13,860
	Aggreko plc	1,441,505	13,441
	Inmarsat plc	2,739,236	13,228
	Balfour Beatty plc	4,125,140	13,104

60

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	TP ICAP plc	3,396,414	13,034
	Capital & Counties Properties plc	4,417,891	13,018
	BCA Marketplace plc	4,556,032	12,762
2	John Laing Group plc	2,943,642	12,471
	Greene King plc	1,833,046	12,340
	Fresnillo plc	1,099,180	12,078
	QinetiQ Group plc	3,306,555	12,076
	National Express Group plc	2,528,257	12,059
	AVEVA Group plc	379,524	11,708
	Daily Mail & General Trust plc	1,587,433	11,638
*,^	Metro Bank plc	539,376	11,617
	British American Tobacco plc ADR	358,284	11,415
	Ascential plc	2,352,144	11,303
	UDG Healthcare plc	1,482,746	11,289
	Renishaw plc	205,886	11,147
*	Provident Financial plc	1,509,894	11,060
	Drax Group plc	2,400,352	10,982
	Ashmore Group plc	2,329,502	10,863
	IWG plc	4,072,039	10,835
	Moneysupermarket.com Group plc	3,061,711	10,750
	Grafton Group plc	1,311,004	10,746
	Pagegroup plc	1,835,779	10,546
	Bodycote plc	1,132,533	10,476
2	Countryside Properties plc	2,654,693	10,300
	Diploma plc	665,096	10,266
	Big Yellow Group plc	915,268	10,186
	William Hill plc	5,135,479	10,147
	Cranswick plc	301,315	10,119
	Genus plc	369,576	10,073
^	Rhi Magnesita NV	196,157	9,906
	Grainger plc	3,667,723	9,808
	Rathbone Brothers plc	325,053	9,700
	Entertainment One Ltd.	2,133,676	9,697
^	Mediclinic International plc	2,348,667	9,644
	Greggs plc	596,817	9,633
	JD Sports Fashion plc	2,160,985	9,623
^	Greencore Group plc	4,188,456	9,510
	Assura plc	14,114,838	9,508
	KAZ Minerals plc	1,396,724	9,503
2	Sophos Group plc	1,967,994	9,489
	Petrofac Ltd.	1,553,250	9,429
	Babcock International Group plc	1,496,474	9,334
	Jupiter Fund Management plc	2,479,769	9,327
	Lancashire Holdings Ltd.	1,198,067	9,246
	Dixons Carphone plc	5,996,857	9,185
	Centamin plc	6,441,949	8,964
	Bovis Homes Group plc	815,894	8,957
	Redrow plc	1,422,257	8,909
	Saga plc	6,628,495	8,749
	Coats Group plc	8,324,735	8,650
	Playtech plc	1,760,441	8,641
	Domino’s Pizza Group plc	2,834,499	8,424
	LondonMetric Property plc	3,782,445	8,386
	Vesuvius plc	1,287,799	8,313
	Workspace Group plc	795,354	8,040
*	Serco Group plc	6,477,347	7,894
	Elementis plc	3,391,890	7,881
	Safestore Holdings plc	1,210,029	7,814
*	Firstgroup plc	7,291,208	7,753
^	Intu Properties plc	5,297,736	7,654
*,2	Wizz Air Holdings plc	212,850	7,604
	Paragon Banking Group plc	1,532,106	7,541
	Primary Health Properties plc	5,166,498	7,306
	Synthomer plc	1,586,565	7,223

61

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*,^	Sirius Minerals plc	27,119,555	7,207
	Marshalls plc	1,210,381	7,163
	Hill & Smith Holdings plc	466,670	7,142
	Ultra Electronics Holdings plc	429,464	7,114
	Micro Focus International plc ADR	406,093	6,989
	Savills plc	774,199	6,980
	Essentra plc	1,585,438	6,920
	Games Workshop Group plc	176,761	6,841
*	Cairn Energy plc	3,475,237	6,631
	Brewin Dolphin Holdings plc	1,606,352	6,597
	Just Group plc	5,617,138	6,566
	OneSavings Bank plc	1,447,719	6,458
*	EI Group plc	2,747,256	6,371
*	Indivior plc	4,337,393	6,215
	Telecom Plus plc	340,411	6,215
	Crest Nicholson Holdings plc	1,468,741	6,147
	Senior plc	2,526,368	6,107
	Sanne Group plc	823,575	6,096
	TalkTalk Telecom Group plc	4,045,981	5,866
	J D Wetherspoon plc	409,713	5,807
2	Ibstock plc	2,275,755	5,771
	Morgan Advanced Materials plc	1,667,552	5,610
2	McCarthy & Stone plc	3,144,034	5,557
	St. Modwen Properties plc	1,078,413	5,454
	Softcat plc	726,335	5,451
2	Equiniti Group plc	1,948,382	5,384
	Computacenter plc	418,933	5,374
	Restaurant Group plc	2,784,452	5,065
	Galliford Try plc	634,484	5,041
	Hunting plc	825,400	5,041
	F&C Commercial Property Trust Ltd.	3,111,474	4,938
	Go-Ahead Group plc	252,688	4,921
	AG Barr plc	485,698	4,890
	SIG plc	3,488,670	4,874
	Dairy Crest Group plc	887,202	4,783
	NewRiver REIT plc	1,757,620	4,742
^	Kier Group plc	912,811	4,742
	Polypipe Group plc	1,133,330	4,734
*,2	Avast plc	1,235,826	4,488
2	Hastings Group Holdings plc	1,884,463	4,485
	IntegraFin Holdings plc	1,136,965	4,443
	Marston’s plc	3,673,494	4,402
	Ferrexpo plc	1,770,467	4,393
	Stagecoach Group plc	2,561,092	4,327
	TBC Bank Group plc	221,850	4,304
	UK Commercial Property REIT Ltd.	3,981,213	4,221
*	Mitchells & Butlers plc	1,274,515	4,183
*	Premier Oil plc	4,913,850	4,147
	Pets at Home Group plc	2,808,761	4,145
	Card Factory plc	1,870,023	4,134
	Dunelm Group plc	592,432	4,086
	Chesnara plc	900,100	3,960
	Bank of Georgia Group plc	224,669	3,947
	Northgate plc	809,825	3,896
*,^	AO World plc	2,381,707	3,893
	Halfords Group plc	1,153,006	3,756
	NCC Group plc	1,557,895	3,492
*	Vectura Group plc	3,886,780	3,473
*	Bank of Cyprus Holdings plc	1,965,177	3,450
*	Sports Direct International plc	1,135,260	3,446
	Stobart Group Ltd.	1,857,151	3,421
	AA plc	3,574,478	3,416
	888 Holdings plc	1,528,905	3,411
	Picton Property Income Ltd.	3,137,858	3,408

62

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Chemring Group plc	1,638,967	3,363
	ITE Group plc	4,121,279	3,336
	International Personal Finance plc	1,276,570	3,329
	Ted Baker plc	167,315	3,306
	De La Rue plc	603,206	3,255
	Thomas Cook Group plc	7,982,750	3,139
	PZ Cussons plc	1,147,485	3,119
	Mitie Group plc	2,159,108	3,044
2	Charter Court Financial Services Group plc	949,191	3,028
	Hochschild Mining plc	1,454,453	2,899
	KCOM Group plc	3,072,003	2,858
	Redefine International plc	7,772,963	2,840
*	Georgia Capital plc	216,930	2,820
	Hansteen Holdings plc	2,313,474	2,729
	Keller Group plc	415,850	2,620
	Dignity plc	288,839	2,566
	Superdry plc	421,562	2,515
*,^	Petra Diamonds Ltd.	5,036,692	2,429
*,2	Amigo Holdings plc	667,218	2,391
	Helical plc	583,436	2,370
	RPS Group plc	1,349,810	2,342
2	Spire Healthcare Group plc	1,681,385	2,335
	Lookers plc	1,902,258	2,235
	Schroder REIT Ltd.	3,032,732	2,211
	Daejan Holdings plc	30,369	2,178
*	Acacia Mining plc	869,139	2,031
	Devro plc	983,552	2,010
*	Ophir Energy plc	4,000,184	1,815
*	Premier Foods plc	4,093,032	1,725
	Rank Group plc	982,228	1,721
	Gocompare.Com Group plc	1,877,482	1,640
2	Bakkavor Group plc	853,857	1,535
	Renewi plc	3,582,725	1,502
	Smurfit Kappa Group plc (Dublin Shares)	46,202	1,229
*	Allied Minds plc	1,333,472	1,194
	N Brown Group plc	898,444	1,078
	Soco International plc	1,242,584	1,075
2	CMC Markets plc	690,343	926
*,2	Alfa Financial Software Holdings plc	551,275	811
*	Nostrum Oil & Gas plc	473,945	620
	Royal Dutch Shell plc Class A	657	19
*,§	Sole Realisation Co. plc	135	—
*,§	Carillion plc	2,500,529	—
*,§	GVC CVR	29,940	—
			15,233,176
Total Common Stocks (Cost $100,178,605)			99,632,217

Coupon
Temporary Cash Investments (2.8%)[1]
Money Market Fund (2.7%)
3,4	Vanguard Market Liquidity Fund	2.530%	22,720,903	2,772,090

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.1%)
5	United States Treasury Bill	2.194%	1/24/19	10,000	9,986
5	United States Treasury Bill	2.284%—2.292%	2/21/19	37,000	36,879
5	United States Treasury Bill	2.302%—2.314%	2/28/19	21,000	20,921

63

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
5	United States Treasury Bill	2.502%	6/20/19	11,500	11,369
					79,155
Total Temporary Cash Investments (Cost $2,851,108)					2,851,245
Total Investments (101.8%) (Cost $103,029,713)					102,483,462
Other Assets and Liabilities—Net (-1.8%)[4,6]					(1,778,446)
Net Assets (100%)					100,705,016

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,753,530,000.
§	Security value determined using significant unobservable inputs.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.2% and 1.6%, respectively, of net assets.

2

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, the aggregate value of these securities was $1,194,401,000, representing 1.2% of net assets.

3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $1,858,707,000 of collateral received for securities on loan.
5	Securities with a value of $63,640,000 have been segregated as initial margin for open futures contracts.
6	Cash of $12,030,000 has been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt. CVR—Contingent Value Rights. GDR—Global Depositary Receipt. REIT—Real Estate Investment Trust.

64

This page intentionally left blank.

© 2019 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. SNA1270 022019

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Tax-Managed Funds and Shareholders of Vanguard Developed Markets Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of net assets—investments summary of Vanguard Developed Markets Index Fund (one of the funds constituting Vanguard Tax-Managed Funds, referred to hereafter as the “Fund”) as of December 31, 2018, the related statement of operations for the year ended December 31, 2018, the statement of changes in net assets for each of the two years in the period ended December 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) as of December 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2018 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodians and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

February 14, 2019

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330 3000, F: (267) 330 3300, www.pwc.com/us

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures.  The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13: Exhibits.

(a)         Code of Ethics.

(b)        Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TAX-MANAGED FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:  February 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS

BY:	/s/ MORTIMER J. BUCKLEY *

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:  February 19, 2019

VANGUARD TAX-MANAGED FUNDS

BY:	/s/ THOMAS J. HIGGINS*

THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: February 19, 2019

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.